TIME HORIZON FUNDS
                            Time Horizon Portfolio 1
                            Time Horizon Portfolio 2
                            Time Horizon Portfolio 3
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809


                                                                   June 20, 1999

Dear Shareholder:

         On behalf of the Board of Trustees of Time Horizon Funds ("Time Horizon"), we are pleased to invite you to a special meeting of shareholders of the asset allocation portfolios of Time Horizon named above (each a "Time Horizon Fund") to be held at 10:00 a.m. (Eastern time) on August 13, 1999, at 400 Bellevue Parkway, Wilmington, Delaware (the "Meeting"). At the Meeting, you will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of June 1, 1999 (the "Reorganization Agreement"), by and between Time Horizon and Nations Institutional Reserves ("Nations"), which contemplates the reorganization of your Time Horizon Fund into the Nations Asset Allocation Fund (the "Asset Allocation Fund").

         BACKGROUND. As you may recall, BankAmerica Corporation merged last year with NationsBank Corporation to form the new BankAmerica Corporation ("BankAmerica"). As a result of the merger, both Bank of America National Trust and Savings Association ("Bank of America"), the investment adviser to the Time Horizon Funds, and NationsBanc Advisors, Inc. ("NBAI"), the investment adviser to Nations, are indirect, wholly owned subsidiaries of BankAmerica. Bank of America has decided to consolidate its mutual fund investment advisory operations with those of NBAI.

         At the upcoming Meeting, you will be asked to approve the reorganization of your Time Horizon Fund into the Asset Allocation Fund (the "Reorganization"). If all approvals are obtained, it is anticipated that the Time Horizon Funds will be reorganized into the Asset Allocation Fund on or about August 20, 1999, when your Time Horizon Fund shares will be exchanged for shares of the Asset Allocation Fund of equal value.

         TIME HORIZON'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION.

         In considering these matters, you should note:

o    OBJECTIVES AND POLICIES
     The Time Horizon Funds are proposed to be reorganized into the Asset Allocation Fund--a mutual fund that, like the Time Horizon Funds, allocates its assets among various asset classes--equities, fixed income securities and cash or cash equivalents. However, unlike the Time Horizon Funds, the Asset Allocation Fund does not allocate assets based upon a target time horizon and, therefore, does not increasingly emphasize capital preservation as time passes.

o    SIMILAR ACCESS AND SERVICE ARRANGEMENTS
     Following the Reorganization, as an Asset Allocation Fund shareholder you will enjoy similar distribution, transaction and shareholder servicing arrangements as you currently have. In addition, the new BankAmerica has one of the most comprehensive distribution networks of any banking organization in the country.

o    SAME VALUE OF SHARES
     The total dollar value of the Asset Allocation Fund shares you receive in the Reorganization will be the same as the total dollar value of the Time Horizon Fund shares that you held immediately before the Reorganization. THE EXCHANGE OF TIME HORIZON FUND SHARES FOR ASSET ALLOCATION FUND SHARES WILL BE TAX-FREE UNDER FEDERAL LAW, AND NO FRONT-END OR CONTINGENT DEFERRED SALES LOADS WILL BE CHARGED AS A RESULT OF THE EXCHANGE.

o THE PROPOSED REORGANIZATION IS EXPECTED TO BENEFIT TIME HORIZON FUND SHAREHOLDERS BY:

o Offering actual or potential reductions in total operating expense ratios for shareholders; and

o Offering shareholders the opportunity to become part of a larger and more diverse family of more than seventy mutual funds, including a line of fund-of-funds. You will be able to exchange your shares among many of those funds. This exchange feature will allow any Time Horizon Fund investor to, in effect, allocate his or her shares received as a result of the Reorganization among additional mutual funds in the Nations Funds family--some of which are conservative (with lower potential return) and some of which present greater risks (with higher potential return).

         The formal Notice of Special Meeting, a Combined Proxy
Statement/Prospectus and a Proxy Ballot are enclosed. If you own shares in more than one of the Time Horizon Funds named above, more than one Proxy Ballot accompanies these materials. Please be sure to vote and return each Proxy Ballot.

         Whether or not you plan to attend the Special Meeting, you may submit your proxy in any of the following ways:

1. Mark, sign, date and return the enclosed Proxy Ballot(s) in the enclosed postage-paid envelope;

2. Mark, sign, date and fax the enclosed Proxy Ballot(s) to ADP Proxy Services at (704) 388-2641; or

3. Follow the instructions below to vote on-line or by telephone.

         Please return your Proxy Ballot(s), fax it to us or follow the instructions below to vote on-line or by telephone, so that your vote will be counted.

         YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE SUBMIT YOUR PROXY BY RETURNING YOUR PROXY BALLOT(S) TODAY, EITHER IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR BY TELEFACSIMILE AT (704) 388-2641. YOU MAY ALSO SUBMIT YOUR PROXY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE, AS INDICATED ON THE ATTACHED INSERT.

         The proposed Reorganization and the reasons for the Time Horizon Board's unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganization, please do not hesitate to contact Time Horizon toll free at 1-800-653-9427.

         We look forward to your attendance at the Meeting or receiving your Proxy Ballot(s) or your on-line or telephone instructions so that your shares may be voted at the Meeting.

                                                     Sincerely,


                                                     Dr. Cornelius J. Pings
                                                     President


--------------------------------------------------------------------------- --------------------------------------------------------

                                                                                                        TIME
                                                                                                      HORIZON
TWO QUICK AND EASY WAYS TO SUBMIT YOUR PROXY                                                           FUNDS

As a valued Time Horizon Funds shareholder, your proxy vote is important to us.
That's why we've made it faster and easier to submit your proxy at YOUR convenience, 24 hours a day. After reviewing the enclosed PROXY
STATEMENT/PROSPECTUS ("PROXY STATEMENT") select one of the following quick and easy methods to submit your proxy ACCURATELY and QUICKLY.

VOTE ON-LINE                                                                      VOTE BY TOLL-FREE PHONE CALL
1. Read the enclosed PROXY STATEMENT and have your                                1. Read the enclosed PROXY STATEMENT and have your
   PROXY BALLOT(S)* at hand.                                                         PROXY BALLOT(S)* at hand.
2. Go to Web site WWW.PROXYVOTE.COM                                               2. Call toll-free 1-800-690-6903.
3. Enter the 12-digit Control Number found on your                                3. Enter the 12-digit Control Number found on your
   PROXY BALLOT(S).                                                                  PROXY BALLOT(S).
4. Submit your proxy using the easy-to-follow                                     4. Submit your proxy using the easy-to-follow
   instructions.                                                                     instructions.
* DO NOT MAIL THE PROXY BALLOT(S) IF SUBMITTING YOUR PROXY BY INTERNET OR TELEPHONE.
------------------------------------------------------------------------------------------------------------------------------------

                         NATIONS INSTITUTIONAL RESERVES

                                  June 20, 1999

                               QUESTIONS & ANSWERS

FOR SHAREHOLDERS OF TIME HORIZON FUNDS ("TIME HORIZON"):

The following questions and answers provide an overview of the proposal to reorganize your investment portfolio of Time Horizon (each, a "Time Horizon Fund" and collectively, the "Time Horizon Funds") into the Nations Asset Allocation Fund ("Asset Allocation Fund"). We also encourage you to read the full text of the combined proxy statement/prospectus (the "Proxy/Prospectus") that follows.


--------------------------------------------------------------------------------
Q: WHAT ARE TIME HORIZON FUND SHAREHOLDERS BEING ASKED TO VOTE UPON?

A: Time Horizon Fund shareholders are being asked to consider and approve a proposal to reorganize the Time Horizon Funds into the Asset Allocation Fund.

Q: WHY HAS THE REORGANIZATION OF THE TIME HORIZON FUNDS INTO THE ASSET
   ALLOCATION FUND BEEN RECOMMENDED?

A: The Board of Trustees of Time Horizon and of Nations Institutional Reserves ("Nations") have each determined that the consolidation of the Time Horizon Funds into the Asset Allocation Fund is in the best interests of their respective shareholders. Among the benefits for Time Horizon Fund shareholders considered by the Time Horizon Board were access to a broader array of mutual funds and actual or potential reductions in total operating expense ratios for shareholders. A more detailed discussion of the factors considered by Time Horizon's Board in approving the reorganization is included in the Proxy/Prospectus.

Q: WHAT IS THE ANTICIPATED TIMING OF THE REORGANIZATION?

A: The meeting of shareholders to consider the proposal is scheduled to occur on August 13, 1999. If all necessary approvals are obtained, the proposed reorganization will likely take place on August 20, 1999.

Q: WHO WILL RECEIVE THE PROXY/PROSPECTUS MATERIALS?

A: The Proxy/Prospectus has been mailed to all Time Horizon Fund shareholders that held shares of record on May 21, 1999. Please note that in some cases record ownership of and/or voting authority over Time Horizon Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the combined Proxy/Prospectus.

Q: HOW WILL THE TIME HORIZON FUNDS BE REORGANIZED?

A: The proposed plan of reorganization, approved by the Time Horizon Board of Trustees, contemplates the reorganization of each Time Horizon Fund into the Asset Allocation Fund. The Asset Allocation Fund is a single fund that, like the Time Horizon Funds, allocates its investments across three different asset classes--equities, fixed income securities and cash or cash equivalents. However, unlike the Time Horizon Funds, the Asset Allocation Fund does not allocate assets based upon a target time horizon. In addition, the percentage allocations across asset classes for the Time Horizon Funds differ in certain respects from those in effect for the Asset Allocation Fund. Based on its time horizon, Time Horizon Portfolio 1 currently represents a more conservative investment than the Asset Allocation Fund and allocates more of its assets to investments in fixed income securities and cash equivalents. Based on its time horizon, Time Horizon Portfolio 2 currently represents a similar investment to the Asset Allocation Fund and allocates its assets equally to fixed-income securities and equity securities. Based on its time horizon, Time Horizon Portfolio 3 currently represents a less conservative investment than the Asset Allocation Fund and allocates more of its assets to equity securities. As their target horizons move closer, the Time Horizon

Funds adjust their portfolios toward more conservative investments. In contrast, under normal market conditions, the Asset Allocation Fund maintains a fairly consistent asset mix.

Q: WHAT CAN I DO IF THE ASSET ALLOCATION FUND'S ALLOCATION MIX DOES NOT FIT MY
   RISK PROFILE?

A: The current allocation mixes of Time Horizon Portfolio 1 and Time Horizon Portfolio 3 materially differ from that of the Asset Allocation Fund, although the current asset allocation mix of Time Horizon Portfolio 2 is substantially similar to that of the Asset Allocation Fund. Both the target and current (as of March 31, 1999) asset allocation mixes of the Time Horizon Funds and the Asset Allocation Fund can be found on page 6 of the accompanying Proxy/Prospectus. Assuming that the Reorganization is consummated, shareholders of Time Horizon Portfolio 1 who desire a less risky, more conservative investment than that presented by the Asset Allocation Fund may want to consider exchanging some or all of their Asset Allocation Fund shares for shares of a Nations money market fund or Nations fixed income fund. Similarly, shareholders of Time Horizon Portfolio 3 who desire a more aggressive, less conservative investment (with potentially greater return) than that presented by the Asset Allocation Fund may want to consider exchanging some or all of their shares for shares of a Nations equity fund. In addition, the Nations Funds Family includes three "funds-of-funds" - the Nations LifeGoal Funds - which offer three distinct asset allocation investment alternatives. The LifeGoal Funds are also available to you as an exchange option for your Nations Asset Allocation Fund shares. Such exchanges, although exempt from any new front-end or contingent deferred sales charge, may result in gains that are subject to federal income taxes depending upon a shareholder's particular circumstances.

Please refer to Table I of the accompanying Proxy/Prospectus for information regarding the specific classes of shares of the Time Horizon Funds and the Asset Allocation Fund involved in the Reorganization.

Q: WHAT ARE THE COSTS AND FEDERAL INCOME TAX IMPLICATIONS TO SHAREHOLDERS IN
   CONNECTION WITH THE PROPOSED REORGANIZATION?

A: The customary costs of the reorganization will not be borne by Time Horizon Fund shareholders. Also, no sales charge will be imposed on the shares of the Asset Allocation Fund issued to you in the reorganization, which means that the aggregate value of the Asset Allocation Fund shares issued to you will be equal to the aggregate value of the Time Horizon Fund shares that you own immediately prior to the reorganization. In addition, the exchange of Time Horizon Funds shares for Asset Allocation Fund shares is expected to be tax-free under federal income tax law.

Q: WHAT  WILL HAPPEN TO TIME HORIZON FUND ACCOUNT FEATURES SUCH AS SYSTEMATIC
  INVESTMENT PLANS OR AUTOMATIC WITHDRAWAL PLANS?

A: After the reorganization, Nations will generally continue to honor standing instructions regarding Time Horizon Fund accounts, such as systematic investment plans, automatic withdrawal plans or dividend reinvestment plans. However, those instructions will be subject to the requirements in place for the Asset Allocation Fund and shareholders will accordingly be notified of any differences that impact their accounts. Please refer to Appendix IV of the Proxy/Prospectus for a detailed comparison of Time Horizon Funds/Asset Allocation Fund shareholder services.

Q: WILL MY TOTAL OPERATING EXPENSE RATIO BE GOING UP OR DOWN AFTER THE
   REORGANIZATION?

A: Certain Time Horizon Fund service providers currently waive fees and/or reimburse expenses. For example, Bank of America currently waives most of the fees that it is entitled to receive for providing investment advisory services to the Time Horizon Funds. This subsidization results in Bank of America and other service providers furnishing services to the Funds at a loss.

The subsidization has benefited Time Horizon Fund shareholders in that they have enjoyed total operating expenses below the median ratios of other comparable mutual funds. Bank of America has informed Time Horizon that Bank of America would have reduced this subsidization as the Funds reached larger asset levels, such as the asset levels that will likely be attained by the Asset Allocation Fund after the Reorganization. NBAI has informed Time Horizon that for this reason, NBAI will not waive advisory fees or reimburse other expenses to the same extent as Bank of America has for the Time Horizon Funds.

Despite these waivers, shareholders of two of the three classes (A Shares and B Shares) of Time Horizon Funds are expected to experience the same total fund operating expense ratios after the Reorganization as they currently experience. K Shares of Time Horizon Funds will experience somewhat higher total operating expense ratios after the reorganization. Not taking into account voluntary fee waivers and/or expense reimbursements, the total operating expense ratios for all three classes of the Asset Allocation Fund are expected to be lower than each corresponding class of the Time Horizon Funds. In addition, all total operating expense ratios for the Asset Allocation Fund are within the range of total operating expense ratios of comparable funds. Moreover, NBAI has contractually undertaken to waive fees and/or reimburse expenses as needed to ensure that, for at least one year after the Reorganization, the Nations Funds' total operating expense ratios will not exceed the PRO FORMA after waiver expense ratios shown in the Proxy/Prospectus, absent a determination by the Board of Nations Institutional Reserves that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense levels. There can be no assurance that such expense ratios will continue after this commitment expires.

                               TIME HORIZON FUNDS
                            Time Horizon Portfolio 1
                            Time Horizon Portfolio 2
                            Time Horizon Portfolio 3
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON AUGUST 13, 1999

To Time Horizon Fund Shareholders:

         PLEASE TAKE NOTE THAT a special meeting of shareholders (the "Meeting") of the three investment portfolios of Time Horizon Funds named above (each a "Time Horizon Fund" and collectively, the "Time Horizon Funds"), will be held at 10:00 a.m., Eastern time, on August 13, 1999, at 400 Bellevue Parkway, Wilmington, Delaware, for purpose of considering and voting upon:

         ITEM 1. A proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement"), which provides for and contemplates:
         (a) the transfer of the assets and liabilities of each Time Horizon Fund to the Nations Asset Allocation Fund (the "Asset Allocation Fund") of Nations Institutional Reserves in exchange for shares of designated classes of the Asset Allocation Fund of equal value, (b) the distribution of the shares of the designated classes of the Asset Allocation Fund to shareholders of each Time Horizon Fund; and (c) the dissolution and liquidation of the Time Horizon Funds.

         ITEM 2. Such other business as may properly come before the Meeting or any adjournment(s).

         Item 1 is described in the attached Combined Proxy
         Statement/Prospectus.

         YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

         Shareholders of record as of the close of business on May 21, 1999 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

         SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY BALLOT, WHICH IS BEING SOLICITED BY THE TIME HORIZON BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. SHAREHOLDERS ALSO MAY RETURN PROXIES BY: 1) FACSIMILE AT (704) 388-2641; OR 2) TOUCHTONE VOTING BY DIALING (800) 690-6903; OR 3) VOTING ON-LINE AT WEBSITE WWW.PROXYVOTE.COM. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO TIME HORIZON A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                                            By Order of the Board of Trustees,


                                            Cathy G. O'Kelly
                                            Secretary


June 20, 1999

         WE NEED YOUR PROXY VOTE IMMEDIATELY. A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE SPECIAL MEETING WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A MAJORITY OF THE SHARES ELIGIBLE TO VOTE ARE REPRESENTED. IN THAT EVENT, TIME HORIZON WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. YOUR VOTE COULD BE CRITICAL IN ALLOWING TIME HORIZON TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY BALLOT(S) IMMEDIATELY OR VOTE ON-LINE OR BY TELEPHONE.

                       COMBINED PROXY STATEMENT/PROSPECTUS

                                  JUNE 20, 1999

                               TIME HORIZON FUNDS
                              400 BELLEVUE PARKWAY
                           WILMINGTON, DELAWARE 19809
                                 1-800-653-9427

                         NATIONS INSTITUTIONAL RESERVES
                        ONE NATIONSBANK PLAZA, 33RD FLOOR
                         CHARLOTTE, NORTH CAROLINA 28255
                                 1-800-321-7854

         The Board of Trustees of Time Horizon Funds ("Time Horizon") has called a Special Meeting of Shareholders (the "Meeting") at 10:00 a.m. (Eastern time) on August 13, 1999 at 400 Bellevue Parkway, Wilmington, Delaware. In connection with the Meeting, this combined proxy statement/prospectus ("Proxy/Prospectus") is being sent to shareholders of Time Horizon Portfolio 1, Time Horizon Portfolio 2 and Time Horizon Portfolio 3 (each a "Time Horizon Fund" and collectively, the "Time Horizon Funds"). At the Meeting, shareholders will be asked:

          o To approve a proposed Agreement and Plan of Reorganization (the "Reorganization Agreement"), which provides for and contemplates:
              (a) the transfer of the assets and liabilities of each Time Horizon Fund to the Nations Asset Allocation Fund (the "Asset Allocation Fund") of Nations Institutional Reserves in exchange for shares of designated classes of the Asset Allocation Fund of equal value, (b) the distribution of the shares of the designated classes of the Asset Allocation Fund to shareholders of each Time Horizon Fund; and (c) the dissolution and liquidation of the Time Horizon Funds.

         The Reorganization Agreement, the form of which is attached as Appendix I, provides for the transfer of assets and liabilities of each Time Horizon Fund to the Asset Allocation Fund in exchange for shares ("Shares") of designated classes of the Asset Allocation Fund of equal value (the "Reorganization"). Time Horizon and Nations are both registered open-end management investment companies (mutual funds).

         As a result of the Reorganization, shareholders of the Time Horizon Funds will become shareholders of the Asset Allocation Fund (the Time Horizon Funds and the Asset Allocation Fund are sometimes referred to as "Funds"). Table I below shows each class of each Time Horizon Fund and the designated class of the Asset Allocation Fund:

                                                 TABLE I



        TIME HORIZON FUND SHAREHOLDERS                           WOULD RECEIVE SHARES OF THE
        OWNING SHARES OF THE FOLLOWING                           FOLLOWING CLASSES OF THE ASSET
        CLASSES:                                                 ALLOCATION  FUND:
        --------                                                 -----------------

        A shares                                                 Investor A shares
        B shares                                                 Investor B shares
        K shares                                                 Investor C shares

         If the Reorganization Agreement is approved by all Time Horizon Fund shareholders and the Reorganization is consummated, Time Horizon will transfer all of its assets and liabilities, de-register as a registered investment company and dissolve under Delaware law. If the Reorganization Agreement is approved only as to certain Time Horizon Funds, the Reorganization may be consummated for those Funds and the Board will consider what action would be appropriate for any remaining Funds. For more information about this aspect of the Reorganization, please see "Voting Matters."

         This Proxy/Prospectus sets forth concisely the information that a Time Horizon Fund shareholder should know before voting, and should be retained for future reference. It is both Time Horizon's proxy statement for the Meeting and a prospectus for the Asset Allocation Fund.

         Additional information is set forth in the Statement of Additional Information relating to this Proxy/Prospectus and in the prospectus dated November 1, 1998, as supplemented, for the Time Horizon Funds, both of which are incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available without charge by calling or writing Time Horizon at the telephone number or address stated above. The information contained in the prospectuses for the designated share classes of the Asset Allocation Fund, dated May 21, 1999, also is incorporated by reference into this Proxy/Prospectus. In addition, a prospectus(es) for the designated share classes of the Asset Allocation Fund accompanies this Proxy/Prospectus. The Annual Report for the year ended February 28, 1999 for the Asset Allocation Fund's predecessor, the Pacific Horizon Asset Allocation Fund, is available without charge by calling or writing Nations at the telephone number or address stated above. The Annual Report for the Time Horizon Funds for the year ended June 30, 1998 is available without charge by calling or writing Time Horizon at the telephone number or address stated above. Each of these documents is also available on the SEC's website at www.sec.gov.

         This Proxy/Prospectus is expected to be first sent to shareholders on or about June 21, 1999.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         SHARES OF THE TIME HORIZON FUNDS AND THE ASSET ALLOCATION FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY BANK OF AMERICA NATIONAL TRUST AND SAVINGS ASSOCIATION, NATIONSBANK, N.A. OR ANY OF THEIR AFFILIATES OR ANY OTHER BANK. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE DISTRIBUTOR OF THE TIME HORIZON FUNDS IS PROVIDENT DISTRIBUTORS, INC. THE DISTRIBUTOR OF THE ASSET ALLOCATION FUND IS STEPHENS INC.

                                                 TABLE OF CONTENTS


FEE TABLES.............................................................................................5
              Table II.................................................................................5

SUMMARY................................................................................................6
         Proposed Reorganization.......................................................................6
         Overview of the Funds.........................................................................6
         Federal Income Tax Consequences...............................................................8
         Time Horizon and Nations Board Consideration..................................................8
         Principal Risk Factors........................................................................9
         Voting Information...........................................................................10

THE REORGANIZATION....................................................................................10
         Reasons for the Reorganization...............................................................10
         Description of the Reorganization Agreement..................................................11
         Time Horizon Board Consideration.............................................................12
         Capitalization...............................................................................13
              Table III...............................................................................13
         Federal Income Tax Considerations............................................................14
         Other Matters................................................................................15

COMPARISON OF TIME HORIZON AND NATIONS................................................................15
         Investment Objectives and Policies...........................................................15
         Management's Discussion of Asset Allocation and Time Horizon Fund Performance................16
         Investment Advisory Services.................................................................16
              Table IV................................................................................16
         Other Service Providers for Time Horizon and Nations.........................................16
         Sales Load, Distribution and Shareholder Servicing Arrangements
              for the Time Horizon Funds..............................................................17
         Sales Load, Distribution and Shareholder Servicing Arrangements
              for the Asset Allocation Fund...........................................................18
         Administration Agreements....................................................................19
         Shareholder Transactions and Services........................................................19
         Fees and Expenses............................................................................19
         Share Structure..............................................................................19

VOTING MATTERS........................................................................................20
         General Information..........................................................................20
         Shareholder and Board Approvals..............................................................21
         Principal Shareholders.......................................................................21
              Table V(A)..............................................................................21
              Table V(B)..............................................................................22
         Quorum.......................................................................................22
         Annual Meetings and Shareholder Meetings.....................................................22

ADDITIONAL INFORMATION ABOUT NATIONS..................................................................23

ADDITIONAL INFORMATION ABOUT TIME HORIZON.............................................................23

FINANCIAL STATEMENTS..................................................................................23

OTHER BUSINESS........................................................................................24

SHAREHOLDER INQUIRIES.................................................................................24


APPENDICES            I             REORGANIZATION AGREEMENT

                      II            EXPENSE SUMMARIES OF TIME HORIZON FUNDS AND
                                    CORRESPONDING NATIONS ASSET ALLOCATION FUND

                      III           INVESTMENT OBJECTIVES, LIMITATIONS AND
                                    CERTAIN SIGNIFICANT INVESTMENT POLICIES
                                    OF THE TIME HORIZON FUNDS AND NATIONS
                                    ASSET ALLOCATION FUND

                      IV            SHAREHOLDER TRANSACTIONS AND SERVICES
                                    OF THE TIME HORIZON FUNDS AND NATIONS ASSET ALLOCATION
                                    FUND

                      V             MANAGEMENT'S DISCUSSION OF ASSET ALLOCATION FUND
                                    PERFORMANCE

                                   FEE TABLES

         The following table shows, as of February 28, 1999 (i) the current annualized total expense ratio of the Time Horizon Funds before and after fee waivers and/or expense reimbursements, (ii) the PRO FORMA annualized total expense ratio of the Asset Allocation Fund, before and after fee waivers and/or expense reimbursements, that will be in place when Nations Asset Allocation Fund commences operation on May 21, 1999, and (iii) the PRO FORMA annualized total expense ratio of the Asset Allocation Fund, before and after waivers and expense reimbursements, based upon the fee arrangements and commitments that will be in place upon consummation of the Reorganization. This table shows that the PRO FORMA total operating expense ratios, before waivers and/or expense reimbursements, for the Asset Allocation Fund's classes of shares, both at the time it commences operations and at the time the Reorganization is consummated, are lower than those of the corresponding Time Horizon Funds' classes. Taking into account voluntary waivers and/or expense reimbursements, PRO FORMA total operating expense ratios for the Asset Allocation Fund's Investor A and Investor B Shares will be equal to those of the corresponding Time Horizon Funds' A Shares and B Shares. Such expense ratios for the Asset Allocation Fund's Investor C Shares will be higher than those of the corresponding Time Horizon Funds' K Shares.

         Moreover, NBAI has contractually undertaken to waive fees and/or reimburse expenses as needed to ensure that, for at least one year after the Reorganization, the Nations Funds' total operating expense ratios will not exceed the PRO FORMA after waiver expense ratios shown below, absent a determination by Nations' Board of Trustees that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense levels. There can be no assurance that such expense ratios will continue after this commitment expires.

         Detailed PRO FORMA expense information for each proposed reorganization is included in Appendix II.

                                                         TABLE II
                                                TOTAL EXPENSE INFORMATION

------------------------------------------- -------------------------------------------- -------------------------------------------

                                            CORRESPONDING                  TOTAL         COMBINED FUND/SHARE           PRO FORMA
TIME HORIZON FUND          TOTAL            ASSET ALLOCATION FUND/SHARE CLASS            CLASS POST-REORGANIZATION     TOTAL
-----------------          OPERATING        ---------------------------------            -------------------------
SHARE CLASS                EXPENSES                                        OPERATING                                   OPERATING
                           BEFORE/AFTER                                    EXPENSES                                    EXPENSES
                           WAIVERS                                         BEFORE/AFTER                                BEFORE/AFTER
                           ------                                          WAIVERS                                     WAIVERS
                                                                           --------                                    -------

------------------------------------------- -------------------------------------------- -------------------------------------------

Time Horizon Portfolio 1                    Nations Asset Allocation Fund                Nations Asset Allocation Fund
       A Shares            1.66%/1.20%              Investor A Shares   1.22%/1.20%              Investor A Shares   1.22%/1.20%
       B Shares            2.41%/1.95%              Investor B Shares   1.97%/1.95%              Investor B Shares   1.97%/1.95%
       K Shares            2.16%/1.70%              Investor C Shares   1.97%/1.95%              Investor C Shares   1.97%/1.95%
------------------------------------------- -------------------------------------------- -------------------------------------------
------------------------------------------- -------------------------------------------- -------------------------------------------


Time Horizon Portfolio 2                    Nations Asset Allocation Fund               Nations Asset Allocation Fund
       A Shares            1.60%/1.20%              Investor A Shares   1.22%/1.20%              Investor A Shares   1.22%/1.20%
       B Shares            2.35%/1.95%              Investor B Shares   1.97%/1.95%              Investor B Shares   1.97%/1.95%
       K Shares            2.10%/1.70%              Investor C Shares   1.97%/1.95%              Investor C Shares   1.97%/1.95%
------------------------------------------- -------------------------------------------- -------------------------------------------
------------------------------------------- -------------------------------------------- -------------------------------------------

Time Horizon Portfolio 3                    Nations Asset Allocation Fund               Nations Asset Allocation Fund
       A Shares            1.60%/1.20%              Investor A Shares   1.22%/1.20%              Investor A Shares   1.22%/1.20%
       B Shares            2.35%/1.95%              Investor B Shares   1.97%/1.95%              Investor B Shares   1.97%/1.95%
       K Shares            2.10%/1.70%              Investor C Shares   1.97%/1.95%              Investor C Shares   1.97%/1.95%
------------------------------------------ -------------------------------------------- --------------------------------------------

                                     SUMMARY

         The following is a summary of certain information relating to the proposed Reorganization. More complete information is contained elsewhere in this Proxy/Prospectus, the Prospectuses and Statements of Additional Information of Time Horizon and Nations, and the Appendices attached hereto.

         PROPOSED REORGANIZATION. The Reorganization Agreement provides for and contemplates: (1) the transfer of all of the assets and liabilities of each Time Horizon Fund to the Asset Allocation Fund in exchange for Shares of the designated classes of the Asset Allocation Fund of equal value; (2) the distribution of the Asset Allocation Fund Shares to the shareholders of the Time Horizon Funds in liquidation of the Time Horizon Funds; (3) the dissolution under state law and the de-registration under the 1940 Act, of Time Horizon. The Reorganization is subject to a number of conditions, including Time Horizon Fund shareholder approval.

         The exchange of shares in the Reorganization will be tax-free under federal law and shareholders will not pay any sales charge as a result of the exchange of the shares in the Reorganization. As a result of the proposed Reorganization, a Time Horizon Fund shareholder will become a shareholder of the Asset Allocation Fund and will hold, immediately after the Reorganization, Asset Allocation Fund Shares having a total dollar value equal to the total dollar value of the shares of the Time Horizon Fund that the shareholder held immediately before the Reorganization. The Reorganization is expected to occur on or about August 20, 1999 or such later date as may be determined pursuant to the Reorganization Agreement. For more information about the Reorganization and the Reorganization Agreement, see "The Reorganization--Description of the Reorganization Agreement."

         OVERVIEW OF THE FUNDS. Comparison of Investment Objectives and Policies

                                                           INVESTMENT
                                                           TIME           ASSET ALLOCATION MIX    ASSET ALLOCATION MIX
FUND                      INVESTMENT OBJECTIVE             HORIZON        TARGET (AS OF 3/31/99)  (AS OF 3/31/99)*
----                      --------------------             --------       ----------------------  ----------------
------------------------- -------------------------------- -------------- ----------------------- -----------------------
Time Horizon              Seeks to provide long-term             2005     Equity: 15-45%          Equity: 32%
Portfolio 1               investors maximum total return                  Fixed Income and Cash   Fixed Income: 67%
                          over a stated investment time                   Equivalents: 55-85%     Cash Equivalents: 1%
                          period while also increasingly
                          emphasizing capital
                          preservation as each Fund
                          approaches its target time
                          horizon.

------------------------- -------------------------------- -------------- ----------------------- -----------------------
Time Horizon              Seeks to provide long-term             2015     Equity: 30-70%          Equity: 49%
Portfolio 2               investors maximum total return                  Fixed Income and Cash   Fixed Income: 49%
                          over a stated investment time                   Equivalents: 30-70%     Cash Equivalents: 2%
                          period while also increasingly
                          emphasizing capital
                          preservation as each Fund
                          approaches its target time
                          horizon.

------------------------- -------------------------------- -------------- ----------------------- -----------------------
Time Horizon              Seeks to provide long-term            2025      Equity: 40-100%         Equity: 64%
Portfolio 3               investors maximum total return                  Fixed Income and Cash   Fixed Income: 34%
                          over a stated investment time                   Equivalents: 0-60%      Cash Equivalents: 2%
                          period while also increasingly
                          emphasizing capital
                          preservation as each Fund
                          approaches its target time
                          horizon.

------------------------- -------------------------------- -------------- ----------------------- -----------------------
Asset Allocation Fund     Seeks to obtain long-term        No specific    No specific range       Equity: 59%
                          growth from capital              investment                             Fixed Income: 40%
                          appreciation and dividend and    horizon                                Cash Equivalents:  0.7%
                          interest income

 -------------------------------
       o The stated percentages are for the Pacific Horizon Asset Allocation Fund, the predecessor portfolio to the Nations Asset Allocation Fund, whose investment objective, policies and accounting history are identical to those of the Asset Allocation Fund. It is expected that these approximate percentages will also be in place at the time the Reorganization is consummated.

         The Asset Allocation Fund commenced its operations on May 21, 1999. Each of the Time Horizon Funds and the Asset Allocation Fund invest its assets across three asset classes: common stocks, fixed-income securities and money market instruments or cash equivalents. There are, however, material differences in the way that Time Horizon Funds and the Asset Allocation Fund pursue their investment objectives and allocate assets among the three classes. For example, the Time Horizon Funds are investments with a specific investment horizon target date, while the Asset Allocation Fund does not contemplate a specific time horizon. Because each Time Horizon Fund has a specific investment time horizon, each Fund allocates its investments accordingly. That is to say, as an investment time horizon target approaches (e.g., 2005), the Fund will begin to allocate its securities more conservatively (i.e., a higher percentage of bonds and cash equivalents and a smaller percentage of common stocks. When an investment time horizon target is still many years away (e.g., 2025), the Fund allocates its securities less toward conservative securities and more toward riskier securities with a potential for higher return. Unlike the Time Horizon Funds, the Asset Allocation Fund, under normal market conditions, will maintain a relatively balanced approach, with approximately a 60%/40% allocation between equities and fixed income securities, respectively. This approach most closely resembles that currently maintained by Time Horizon Portfolio 2. For additional information, see "Comparison of Time Horizon and Nations--Investment Objectives and Policies" and Appendix III.

      o IMPORTANT INFORMATION FOR SHAREHOLDERS OF TIME HORIZON PORTFOLIOS 1 AND
        3. The current allocation mixes of the Time Horizon Funds materially differs from that of the Asset Allocation Fund, although the asset allocation mix of the Time Horizon Portfolio 2 is substantially similar to that of the Asset Allocation Fund. The Asset Allocation Fund, including its predecessor portfolio, has historically allocated approximately 60% of its assets to investments in equity securities and 40% of its assets to fixed income securities and cash equivalents. It is expected that, under normal market conditions, this approximate allocation mix will continue. Assuming that the Reorganization is consummated, shareholders of Time Horizon Portfolio 1 who desire a less risky, more conservative investment than that presented by the Asset Allocation Fund may want to consider exchanging some or all of their Asset Allocation Fund shares for shares of a Nations money market fund or Nations fixed income fund. Similarly, shareholders of Time Horizon Portfolio 3 who desire a more aggressive, less conservative investment (with potentially greater return) than that presented by the Asset Allocation Fund may want to consider exchanging some or all of their shares for shares of a Nations equity fund. In addition, the Nations Funds Family includes three "funds-of-funds" - the Nations LifeGoal Funds - which offer three distinct asset allocation investment alternatives. The LifeGoal Funds are also available to you as an exchange option for your Nations Asset Allocation Fund shares. Such exchanges, although exempt from any new front-end or contingent deferred sales charge, may result in gains that are subject to federal income taxes depending upon a shareholder's particular circumstances.

        NBAI will serve as the investment adviser to the Asset Allocation Fund and TradeStreet Investment Associates, Inc. ("TradeStreet") and Chicago Equity Partners Corporation ("Chicago Equity") will serve as co-investment sub-advisers. Bank of America currently serves as the investment adviser to the Time Horizon Funds. NBAI, TradeStreet and Bank of America are all indirect, wholly owned subsidiaries of BankAmerica Corporation. The Asset Allocation Fund's contractual advisory fee will be higher than the corresponding Time Horizon Funds' contractual advisory fees, though advisory fees are only one type of fees and expenses paid by mutual funds. Total operating expense ratios (before waivers and/or expense reimbursements) are lower for all classes of the Asset Allocation Fund compared with corresponding classes of each Time Horizon Fund; total operating expense ratios (after waivers and/or expense reimbursements) are lower for the Investor A and B Shares of the Asset Allocation Fund and are higher for the Investor C Shares than the corresponding classes of each Time Horizon Fund. NBAI has agreed that it will commit to waive fees and/or reimburse expenses as needed to ensure that, for one year from the date of the Reorganization, the Asset Allocation Fund's total expense ratios will not exceed the PRO FORMA after waiver expense rations shown in Table II, absent a determination by the Nations Board that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense ratios. There can be no assurance that such expense ratios will continue after this commitment expires. For a more detailed summary of fees and expenses, see Appendix II.

         The Time Horizon Funds and Asset Allocation Fund have different administrators, distributors, transfer agents and other service providers. For a detailed description of the management of the Asset Allocation Fund, including NBAI, TradeStreet, Chicago Equity and other service providers to the Asset Allocation Fund, see the Asset Allocation Fund prospectus accompanying this Proxy/Prospectus.

         The purchase, redemption, exchange, dividend, distribution and other policies and procedures of the Time Horizon Funds and the Asset Allocation Fund are generally similar. There are, however, some differences, such as with respect to categories of shareholders eligible for sales charge waivers. In addition, the purchase of fund shares differs in that the Time Horizon Funds currently impose no sales charge on the purchase of their shares while the Asset Allocation Fund does. However, the Board of Trustees of Time Horizon has authorized a sales charge on the purchase of its shares, although no such charge has yet been implemented. See "Comparison of Time Horizon and Nations -- Shareholder Transactions and Services" and "Comparison of Time Horizon and Nations -- Share Structure" and Appendix IV to this Proxy/Prospectus. PLEASE NOTE THAT NO CONTINGENT DEFERRED SALES LOADS WILL BE IMPOSED ON THE TIME HORIZON FUNDS SHARES AS A RESULT OF THE EXCHANGE OF SUCH SHARES IN THE REORGANIZATION. IN ADDITION, NO FRONT END SALES LOADS WILL BE IMPOSED ON ASSET ALLOCATION SHARES ISSUED IN THE REORGANIZATION.

         FEDERAL INCOME TAX CONSEQUENCES. The exchange of shares in the Reorganization is not expected to result in the recognition, for federal income tax purposes, of gain or loss by the Time Horizon Funds, the Asset Allocation Fund or their respective shareholders. See "The Reorganization--Federal Income Tax Considerations" for additional information. The sale of securities by the Time Horizon Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a capital gains distribution prior to the Reorganization to their shareholders. Such a distribution generally will be taxable to Time Horizon Fund shareholders as net capital gain.

         TIME HORIZON AND NATIONS BOARD CONSIDERATION. During its deliberations, Time Horizon's Board of Trustees (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Time Horizon Funds; (2) the capabilities, practices and resources of NBAI and the Asset Allocation Fund's other service providers; (3) the investment advisory and other fees paid by the Asset Allocation Fund, and the historical and projected expense ratios of the Asset Allocation Fund, including its predecessor portfolio, as compared with those of the Time Horizon Funds and industry peer groups; (4) the expected cost-savings for certain of the Time Horizon Funds as a result of the reorganization of Time Horizon; (5) the investment objectives, target asset allocation mix, policies and limitations of the Asset Allocation Fund and their relative compatibility with those of the Time Horizon Funds; (6) the historical investment performance records of the Time Horizon Funds and the Asset Allocation Fund, including that of the Asset Allocation Fund's predecessor portfolio, relative to each other and relative to peer groups; (7) the shareholder services offered by the Nations Funds family ("Nations Funds Family"); (8) the terms and conditions of the Reorganization Agreement, including those provisions that were intended to avoid dilution of the interests of Time Horizon Fund shareholders; (9) the anticipated tax consequences of the Reorganization for the respective Time Horizon Funds and their shareholders; (10) the number of investment portfolio options that would be available to shareholders after the Reorganization, including the ability of Time Horizon Fund shareholders to exchange their shares for other mutual funds in the Nations Funds Family, and thereby, which would allow them to increase or decrease their risk profile; (11) the viability of any Time Horizon Fund on a stand-alone basis apart from the Nations Funds Family; and (12) the potential benefits of the Reorganization to other persons, especially NBAI and its affiliates. The Time Horizon Board also considered NBAI's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of NBAI's managerial resources and enhance generally operational efficiencies and focus with respect to the mutual funds advised by NBAI. In particular, it was noted that the Time Horizon Funds in their current configuration and structure did not fit well within the LifeGoal Funds product set. It also was noted that NBAI or an affiliate would assume all customary expenses associated with the Reorganization and that NBAI would commit to waive fees and/or reimburse expenses as needed to ensure that, for one year from the date of the Reorganization, the Asset Allocation Fund's total operating expense ratios will not exceed the PRO FORMA after waiver expense ratios shown in Table II, absent a determination by the Nations Board that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense levels. For additional information, see "The Reorganization--Time Horizon Board Consideration."

         Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees of Time Horizon, including all of the non-interested members of the Board, determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of the Time Horizon Funds and that the interests of the existing shareholders of the Time Horizon Funds will not be diluted as a result of the Reorganization.
                                       8

         TIME HORIZON'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT TIME HORIZON FUND SHAREHOLDERS APPROVE THE REORGANIZATION AGREEMENT.

         After considering the relevant factors, the Nations Board similarly found that participation in the Reorganization is in the best interests of the Asset Allocation Fund and that the interests of the shareholders of the Asset Allocation Fund will not be diluted as a result of the Reorganization.



         PRINCIPAL RISK FACTORS.

         SIMILARITIES. Because the Time Horizon Funds and the corresponding Asset Allocation Fund typically will invest their assets across three asset classes--equities, fixed income securities and cash or cash equivalents--an investment in the Asset Allocation Fund involves risks that are similar to those of the corresponding Time Horizon Funds, although the degree to which those risks are present varies.

         For example, an investment in the Funds involves risks typically associated with investing in a portfolio of equity securities, which are generally stock market risks. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Proxy/Prospectus, domestic stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue.

         The Time Horizon Funds may each invest up to 20% of their net assets in foreign securities. The Asset Allocation Fund may invest up to 25% of its assets in foreign securities. An investment in the Funds thus involves risks typically associated with investing in a portfolio of foreign equity securities, which are generally stock market risks and foreign investment risk. Stock values fluctuate in response to the activities of individual companies and in response to general market and economic conditions and, accordingly, the value of the stocks that a Fund holds may decline over short or extended periods. Many stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. In addition to stock market risks, the Funds are subject to foreign investment risk. These include, but are not limited to restrictions on foreign investment and repatriation of capital; fluctuations in currency exchange rates, which can significantly affect a Fund's share price; costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; greater price volatility and less liquidity; settlement practices, including delays, which may differ from those customary in U.S. markets; exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; possible impositions of foreign taxes and exchange control and currency restrictions; lack of uniform accounting, auditing and financial reporting standards; less governmental supervision of securities markets, brokers and issuers of securities; less financial information available to investors; and difficulty in enforcing legal rights outside the United States. Certain of the above risks associated with investments by a Fund in foreign securities are heightened with respect to investment in developing countries and emerging markets countries. Political and economic structures in many emerging markets countries may be undergoing significant evolution and rapid development, and may lack the social, political and economic stability characteristic of more developed countries. Investing in emerging markets securities also involves risks beyond the usual risks inherent in international investing. Some emerging countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of substantially high inflation or rapid fluctuations in inflation rates which can have negative effects on a country's economy or securities markets.

         An investment in the Funds also involves risks typically associated with fixed-income securities, which includes both interest rate risk and credit risk. Interest rate risk is the risk that the value of a security will tend to decrease when market interest rates rise and increase when market interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to market interest rate movements. Credit risk is the risk that the issuer of a fixed-income instrument will be unable to pay principal or interest when due. Also, both funds will invest in mortgage-backed securities, the value of which may decline when interest rates rise. In addition, a mortgage-backed security's maturity may be shortened by unscheduled prepayments on underlying mortgages and, therefore, it is not possible to accurately predict the security's return to the Funds.

         DIFFERENCES. There are, however, certain differences in certain of the investment policies and risks of the Time Horizon Funds and the Asset Allocation Fund.

         First, while the Asset Allocation Fund typically invests the equity portion of its assets primarily in blue chip (i.e., larger-capitalization and medium-capitalization) stocks, the Time Horizon Funds currently invest in smaller-capitalization and other medium-capitalization stocks in addition to blue chip stocks. The securities of smaller companies in which the Time Horizon Funds invest may individually be subject to more abrupt or erratic market movements than larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings. However, these securities may provide the potential for greater returns.

         Second, there are differences in risks as a result of the Time Horizon Funds' target horizon feature. For example, as a Fund nears its target time horizon, its assets may begin to decrease as a result of withdrawals by investors. Such decreases, if any, may negatively affect the investment adviser's ability to manage the assets and may increase the expense ratios paid by shareholders. In addition, the Time Horizon Funds are designed for investors who rely upon the investment adviser to the Funds to allocate the Funds' assets toward more conservative investments as a time horizon target approaches. Therefore, as a Time Horizon Fund approaches its target horizon, its increasing emphasis on capital preservation should lower the risk to investment losses, but would also likely result in lower investment returns. The Asset Allocation Fund, although actively managed, is not managed towards a time horizon as are the Time Horizon Funds. That is to say, a Time Horizon Fund shareholder will see his or her investment become more conservative as the Fund's time horizon approaches because the investment adviser will allocate the Fund's assets toward a more conservative asset allocation mix as such date approaches. Unlike the Time Horizon Funds, the allocation mix of the Asset Allocation Fund is not expected to change dramatically over time. Accordingly, after the Reorganization, a shareholder in the Asset Allocation Fund who has a specific financial future goal in mind should be aware that he or she may have to monitor their investment in order to ensure that it properly represents the degree of potential risk and return that a shareholder is willing to undertake at a given point in time.

         Third, for those investors who hold shares in Time Horizon Portfolio 1, the Asset Allocation Fund presents a riskier investment (with the potential for greater returns) because the allocation mix of the Asset Allocation Fund is more heavily weighted toward equity securities than is the allocation mix of Time Horizon Portfolio 1. Similarly, for those investors who hold shares in Time Horizon Portfolio 3, the Asset Allocation Fund presents a more conservative investment (and the potential for lower returns) because the allocation mix of the Asset Allocation Fund is more heavily weighted toward fixed-income securities and money market instruments than is the allocation mix of Time Horizon Portfolio 3.

         VOTING INFORMATION. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies by Time Horizon's Board of Trustees. Only shareholders of record at the close of business on May 21,1999 will be entitled to vote at the Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Time Horizon a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, see "Voting Matters."


                               THE REORGANIZATION

         REASONS FOR THE REORGANIZATION. Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement, the form of which is attached as Appendix I. The primary reason for the Reorganization relates to the long-term viability of the Time Horizon Funds on a stand-alone basis (i.e., not part of a larger fund family). The prospects for the Funds' long-term viability, including the maintenance of stable and competitive expense ratios, are low because of the relatively low asset levels currently invested in the Funds and the belief that Fund assets are unlikely to increase (e.g., Investor B Shares are no longer offered). Management believes that the interests of the shareholders of the Time Horizon Funds would best be served if the Time Horizon Funds participated in the Reorganization, thereby increasing the assets (and correspondingly the potential long-term viability) of a single Fund--the Asset Allocation Fund. If the Time Horizon Funds were not offered the opportunity to become Asset Allocation Fund shareholders, in all likelihood the increased expense involved in operating the Time Horizon Funds on a stand-alone basis, without the prospects for an increase in Fund assets, would eventually be passed on to Fund shareholders making an investment in the Time Horizon Funds more expensive and potentially reducing their returns.

         Accordingly, management, including the Board of Trustees of Time Horizon, believes that proposed Reorganization is expected to benefit Time Horizon Fund shareholders by, among other things:

          o Offering actual or potential reductions in total operating expense ratios for shareholders; and

          o Offering shareholders the opportunity to become part of a larger and more diverse family of more than seventy mutual funds, including a line of fund-of-funds. You will be able to exchange your shares among many of those funds. This exchange feature will allow any Time Horizon Fund investor to, in effect, allocate his or her shares received as a result of the Reorganization among additional mutual funds in the Nations Funds family--some of which are conservative (with lower potential return) and some of which present greater risks (with higher potential return).

         DESCRIPTION OF THE REORGANIZATION AGREEMENT. The Reorganization Agreement provides that, at the Closing, the assets and liabilities of the Time Horizon Funds will be transferred to Nations in exchange for full and fractional Shares of the designated classes of the Asset Allocation Fund, as shown in Table I (see page 1 of this Proxy/Prospectus).

         The Shares issued by the Asset Allocation Fund will have an aggregate dollar value equal to the aggregate dollar value of the shares of the respective Time Horizon Fund that are outstanding immediately before the Closing. Immediately after the Closing, each Time Horizon Fund will distribute the Shares of the Asset Allocation Fund received in the Reorganization to its shareholders in liquidation of the Time Horizon Fund. Each shareholder owning shares of a particular Time Horizon Fund at the Closing will receive Shares of the designated class of the Asset Allocation, and will receive any unpaid dividends or distributions that were declared before the Closing on Time Horizon Fund shares. Nations will establish an account for each former shareholder of the Time Horizon Funds reflecting the number of Asset Allocation Fund Shares distributed to that shareholder. The Shares issued in the Reorganization will be in uncertificated form. NBAI has advised Time Horizon and Nations that NationsBank, Bank of America and their affiliates intend, with respect to certain of their fiduciary accounts that currently hold A

         If the Reorganization Agreement is approved and consummated, Time Horizon will transfer all of its assets and liabilities, as of the Closing, and all outstanding shares of the Time Horizon Funds will be redeemed and canceled in exchange for shares of the Asset Allocation Fund, and Time Horizon will wind up its affairs and apply to be de-registered as an investment company under the 1940 Act and thereafter dissolve under Delaware law.

         The Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the related matters described in this Proxy/Prospectus by Time Horizon Fund shareholders; the receipt of certain legal opinions described in the Reorganization Agreement (which include an opinion of Nations' counsel addressed to Time Horizon that the Asset Allocation Fund Shares issued in the Reorganization will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; the receipt of certain letters from independent accountants regarding various financial matters; and the parties' performance in all material respects of their respective covenants and undertakings in the Reorganization Agreement.

         It is possible that a majority of one Time Horizon Fund's shareholders may approve the Reorganization Agreement while a sufficient majority of one or more of the shareholders of the other Time Horizon Funds do not approve the Reorganization. In such a case, the Time Horizon Fund whose shareholders approved the Reorganization Agreement will be reorganized pursuant to the terms of the Reorganization Agreement. The Board of Trustees will contemplate what further action is appropriate should one or more of the Time Horizon Funds not approve the Reorganization Agreement. If all three Time Horizon Funds approve the Reorganization there would be little need to materially reconfigure the portfolio securities of the Asset Allocation Fund after the Reorganization. However, if one or more Time Horizon Funds do not approve the Reorganization, there may be increased brokerage costs associated with the reconfiguring of the securities of the Time Horizon Funds that approve the Reorganization in order to achieve the Asset Allocation Fund's asset mix.

         The Reorganization Agreement also provides that NBAI or an affiliate has agreed to assume all customary expenses associated with the Reorganization. The Reorganization Agreement also provides, among other things, that the Reorganization may be abandoned at any time prior to the Closing upon the mutual consent of both Time Horizon and Nations, or by either Nations or Time Horizon under certain conditions; and that officers of Nations and of Time Horizon may amend, modify or supplement the Reorganization Agreement, provided however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Shares of the Asset Allocation Fund to be issued to any Time Horizon Fund without obtaining the Time Horizon Fund shareholders' further approval.

         TIME HORIZON BOARD CONSIDERATION. At a meeting held on July 27, 1998, the Time Horizon Board of Trustees was advised that Bank of America and NBAI were considering recommending a consolidation of Time Horizon with the Nations Funds Family following the September 30, 1998 merger of NationsBank Corporation with BankAmerica Corporation. The Time Horizon Board then met on January 28 and 29 and May 6 and 7, 1999 to consider the Reorganization proposal offered by management of Nations, NBAI and its affiliates. At these meetings, the Trustees were provided with detailed information about the Reorganization, the Asset Allocation Fund and NBAI. These materials summarized the principal features of the Reorganization, including the intention that the Reorganization be consummated on a tax-free basis for each Fund and its shareholders. In addition, the Time Horizon Trustees received comparative information about the Time Horizon Funds and the Asset Allocation Fund, including but not limited to the following matters: (1) investment objectives and policies; (2) advisory, distribution and other servicing arrangements; (3) expenses (with and without giving effect to current expense limitations), including PRO FORMA expenses relative to peer groups and (4) performance relative to peer groups. The Time Horizon Board also was provided with information about NationsBank and its investment advisory organizations, including information regarding those teams of individuals with responsibility for managing the Asset Allocation Fund.

         The Reorganization was unanimously approved by the Time Horizon Board of Trustees on May 7, 1999.

         During its deliberations, Time Horizon's Board of Trustees (with the advice and assistance of its counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Time Horizon Funds; (2) the capabilities, practices and resources of NBAI and the Asset Allocation Fund's other service providers; (3) the investment advisory and other fees paid by the Asset Allocation Fund, and the historical and projected expense ratios of the Asset Allocation Fund, including its predecessor portfolio, as compared with those of the Time Horizon Funds and industry peer groups; (4) the expected cost-savings for the Time Horizon Funds as a result of the reorganization of Time Horizon; (5) the investment objectives, target asset allocation mix, policies and limitations of the Asset Allocation Fund and its relative compatibility with those of the Time Horizon Funds; (6) the historical investment performance records of the Time Horizon Funds and the Asset Allocation Fund, including its predecessor portfolio, relative to each other and relative to peer groups; (7) the shareholder services offered by Nations; (8) the terms and conditions of the Reorganization Agreement, including those provisions that were intended to avoid dilution of the interests of Time Horizon Fund shareholders; (9) the anticipated tax consequences of the Reorganization for the respective Time Horizon Funds and their shareholders; (10) the number of investment portfolio options that would be available to shareholders after the Reorganization; (11) the viability of any Time Horizon Fund on a stand-alone basis apart from the Nations Funds Family; and (12) the potential benefits of the Reorganization to other persons, especially NBAI and its affiliates. In particular, it was noted that the Time Horizon Funds in their current configuration and structure did not fit well within the LifeGoal Funds product set. The Time Horizon Board also considered NBAI's belief that the Reorganization would eliminate certain duplicative shareholder costs and market overlap, facilitate consolidation of NBAI's managerial resources and enhance generally operational efficiencies and focus with respect to the mutual funds advised by NBAI.

         With respect to the Asset Allocation Fund, Time Horizon's Trustees further noted that, for two of the three classes of each Time Horizon Portfolio involved in the Reorganization, the per share annualized total operating expense ratios after the Reorganization, taking into account voluntary fee waivers, would be the same as those of the corresponding Time Horizon Funds before the Reorganization. See "Table II--Total Expense Information" and Appendix II for more information. It also noted that NBAI or an affiliate would assume all customary expenses associated with the Reorganization and that NBAI has contractually agreed to waive fees and/or reimburse expenses as needed to ensure that, for one year from the date of the Reorganization, the Asset Allocation Fund's total operating expense ratios will not exceed the PRO FORMA after waiver expense ratios shown in Table II, absent a determination by the Nations Board that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense ratios.

In addition, it noted that NBAI has contractually agreed to waive fees and/or reimburse expenses, as needed, to ensure that the total operating expense ratio of any Time Horizon Fund that is not reorganized into the Asset Allocation Fund on the closing date of the reorganization of the other Time Horizon Funds into the Asset Allocation Fund will not, for one year from such date, exceed such Fund's current expense ratio as shown in Table II, absent a determination by the Time Horizon
                                       12

Board that extraordinary circumstances or a material reduction in Fund assets that impacts expense levels has occurred that has made it appropriate to permit an increase in expense levels.

         After consideration of the foregoing and other factors, the Time Horizon Trustees unanimously determined that the Reorganization is in the best interest of the shareholders of the Time Horizon Funds, and that the interest of the existing shareholders of the Time Horizon Funds will not be diluted as a result of such Reorganization.

         CAPITALIZATION. The following table sets forth, as of February 28, 1999: (1) the capitalization of each of the Time Horizon Funds; (2) the capitalization of the Asset Allocation Fund; and (3) the PRO FORMA capitalization of the Asset Allocation Fund as adjusted to give effect to the Reorganization. The capitalization of each Time Horizon Fund and the Asset Allocation Fund is likely to be different at the Closing as a result of daily share purchase and redemption activity in the Time Horizon Funds and Asset Allocation Fund as well as the effects of the other ongoing operations of the respective Funds prior to Closing.

                                                     TABLE III

                                     CAPITALIZATION (AS OF FEBRUARY 28, 1999)



         The table below reflects current and PRO FORMA capitalization information for the combination of the Time Horizon Funds with the Asset Allocation Fund. Because the possibility exists that one or more Time Horizon Funds' shareholders will not approve the Reorganization Agreement, all potential Fund combinations are presented.


                                                                                            NET ASSET VALUE
                                             TOTAL NET ASSETS      SHARES OUTSTANDING           PER SHARE
                                             ----------------      ------------------       -----------------

Time Horizon Portfolio 1                        $8,928,415               768,982                 $11.61
(Fund A)                                        (A Shares)             (A Shares)              (A Shares)
                                               $27,329,849              2,367,596                $11.54
                                                (B Shares)             (B Shares)              (B Shares)
                                                  $109,076                 9,497                  $11.49
                                                (K Shares)             (K Shares)              (K Shares)

Time Horizon Portfolio 2                       $12,250,561              1,012,298                $12.10
(Fund B)                                         (A Shares)             (A Shares)              (A Shares)
                                               $33,771,508              2,814,003                $12.00
                                                (B Shares)             (B Shares)              (B Shares)
                                                  $539,864                45,193                  $11.95
                                                (K Shares)             (K Shares)              (K Shares)

 Time Horizon Portfolio 3                      $12,903,752               982,397                 $13.13
 (Fund C)                                       (A Shares)             (A Shares)              (A Shares)
                                               $39,359,141              3,020,127                $13.03
                                                (B Shares)             (B Shares)              (B Shares)
                                                  $771,372                59,269                  $13.01
                                                (K Shares)             (K Shares)              (K Shares)

                                               $72,081,239              3,202,949                $22.50
                                               (Investor A)           (Investor A)            (Investor A)
                                                $5,565,973               247,913                 $22.45
                                               (Investor B)           (Investor B)            (Investor B)
Asset Allocation Fund                           $1,792,227               79,830                  $22.45
(Fund D)                                       (Investor C)           (Investor C)            (Investor C)


PRO-FORMA Combined Fund                        $81,009,654              3,600,429                $22.50
 (Fund A+ Fund D)                         (A Shares/Investor A) (A Shares/Investor A)      (A Shares/Investor A)
                                               $32,895,822              1,465,293                $22.45
                                          (B Shares/Investor B) (B Shares/Investor B)      (B Shares/Investor B)
                                                $1,901,303               84,691                  $22.45
                                          (K Shares/Investor C)  (K Shares/Investor C)     (K Shares/Investor C)

                                                                                            NET ASSET VALUE
                                             TOTAL NET ASSETS      SHARES OUTSTANDING           PER SHARE
                                             ----------------      ------------------       -----------------

 PRO-FORMA Combined Fund                       $84,331,800             3,748,080                 $22.50
 (Fund B+ Fund D)                         (A Shares/Investor A)    (A Shares/Investor A)   (A Shares/Investor A)
                                               $39,337,481             1,752,226                 $22.45
                                          (B Shares/Investor B)    (B Shares/Investor B)   (B Shares/Investor B)
                                                $2,332,091               103,879                 $22.45
                                          (K Shares/Investor C)    (K Shares/Investor C)   (K Shares/Investor C)

PRO-FORMA Combined Fund                        $84,984,991             3,777,111                 $22.50
(Fund C+ Fund D)                          (A Shares/Investor A)    (A Shares/Investor A   (A Shares/Investor A)
                                               $44,925,114             2,001,119                 $22.45
                                          (B Shares/Investor B)    (B Shares/Investor B)  (B Shares/Investor B)
                                                $2,563,599               114,191                 $22.45
                                          (K Shares/Investor C)    (K Shares/Investor C)   (K Shares/Investor C)

PRO-FORMA Combined Fund                         $93,260,215            4,144,898                 $22.50
(Fund A+ Fund B + Fund D)                 (A Shares/Investor A)    (A Shares/Investor A)   (A Shares/Investor A)
                                               $66,667,330             2,969,592                 $22.45
                                          (B Shares/Investor B)    (B Shares/Investor B)   (B Shares/Investor B)
                                                $2,441,167               108,738                 $22.45
                                          (K Shares/Investor C)    (K Shares/Investor C)   (K Shares/Investor C)

PRO-FORMA Combined Fund                        $93,913,406             4,173,929                 $22.50
(Fund A+ Fund C + Fund D)                 (A Shares/Investor A)    (A Shares/Investor A)    (A Shares/Investor A)
                                               $72,254,963             3,218,484                 $22.45
                                          (B Shares/Investor B)    (B Shares/Investor  B)   (B Shares/Investor B)
                                                $2,672,675               119,050                 $22.45
                                          (K Shares/Investor C)    (K Shares/Investor C)    (K Shares/Investor C)

PRO-FORMA Combined Fund                        $97,235,552              4,321,580                $22.50
(Fund B+ Fund C + Fund D)                 (A Shares/Investor A)    (A Shares/Investor A)    (A Shares/Investor A)
                                               $78,696,622             3,505,417                 $22.45
                                          (B Shares/Investor B)    (B Shares/Investor B)    (B Shares/Investor B)
                                                $3,103,463               138,238                 $22.45
                                          (K Shares/Investor C)    (K Shares/Investor C)    (K Shares/Investor C)

PRO-FORMA Combined Fund                       $106,163,967             4,718,399                 $22.50
(Fund A+ Fund B+ Fund C + Fund D)         (A Shares/Investor A)    (A Shares/Investor A)    (A Shares/Investor A)
                                              $106,026,471             4,722,783                 $22.45
                                          (B Shares/Investor B)    (B Shares/Investor B)    (B Shares/Investor B)
                                                $3,212,539               143,098                 $22.45
                                          (K Shares/Investor C)    (K Shares/Investor C)    (K Shares/Investor C)

         FEDERAL INCOME TAX CONSIDERATIONS. The Asset Allocation Fund and each Time Horizon Fund has qualified and intends to continue to qualify, as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Time Horizon Fund and the Asset Allocation Fund has been, and expects to continue to be, relieved of federal income tax liability.

         Consummation of the Reorganization with respect to each Time Horizon Fund and the Asset Allocation Fund is subject to the condition that Time Horizon and Nations receive an opinion from Morrison & Foerster LLP substantially to the effect that, for federal income tax purposes: (i) the transfer of all of the assets and liabilities of a Time Horizon Fund to the Asset Allocation Fund in exchange for the Asset Allocation Fund Shares, and the distribution of those Shares to shareholders of the Time Horizon Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Time Horizon Fund and the Asset Allocation Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code in respect of the Reorganization; (ii) no gain or loss will be recognized by the Time Horizon Fund upon the transfer of its assets and liabilities to the Asset Allocation Fund solely in exchange for the Asset Allocation Fund Shares; (iii) no gain or loss will be recognized by the Asset Allocation Fund upon the receipt of the assets and assumption of liabilities of the Time Horizon Fund solely in exchange for the Asset Allocation Fund Shares; (iv) the basis of the Time Horizon Fund's assets received by the Asset Allocation Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Time Horizon Fund immediately prior to the Reorganization; (v) the holding period of the Time Horizon Fund's assets in the hands of the Asset Allocation Fund will include the period for which such assets have been held by the Time Horizon Fund; (vi) no gain or loss will be recognized by the Time Horizon Fund on the distribution to its shareholders of the Asset Allocation Fund Shares; (vii) no gain or loss will be recognized by the shareholders of the Time Horizon Fund upon their receipt of the Asset Allocation Fund Shares in exchange for such shareholders' shares of the Time Horizon Fund;
(viii) the basis of the Asset Allocation Fund Shares received by the shareholders of the Time Horizon Fund will be the same as the basis of the Time Horizon Fund Shares surrendered by such shareholders pursuant to the Reorganization; (ix) the holding period for the Asset Allocation Fund Shares received by a Time Horizon Fund shareholder will include the period during which such shareholder held the Time Horizon Fund Shares surrendered in exchange therefor, provided that such Time Horizon Fund shares are held as a capital asset by the Time Horizon Fund shareholder on the date of the exchange; and (x) the Asset Allocation Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Time Horizon Fund as of the Closing Date, subject to the conditions and limitations specified in the Code. Shareholders of the Time Horizon Funds should note, however, that the sale of securities by the Time Horizon Funds prior to the Closing whether in the ordinary course of business or in anticipation of the Closing, could result in a taxable capital gains distribution prior to the Closing.

         The opinion of Morrison & Foerster LLP with respect to federal income tax consequences described above will be based upon facts, representations and assumptions set forth or referred to in the opinion and the continued accuracy and completeness of representations made by Nations and Time Horizon. These representations include factual representations to be made in certificates delivered to Morrison & Foerster LLP by the management of Nations and Time Horizon. If any of these representations is not correct in certain material respects, the conclusions reached by Morrison & Foerster LLP in their opinion may be jeopardized. In such a case, the Reorganization might not constitute a tax-free "reorganization" within the meaning of Section 368(a) of the Code, and, accordingly, the Time Horizon Funds and their shareholders might have adverse tax consequences, including the taxable receipt of shares of the Asset Allocation Fund and a new holding period in such shares. However, Time Horizon and Nations believe that this possibility is remote and that the exchange of Time Horizon Funds shares for Asset Allocation Fund shares is expected to be tax-free under federal income tax law.

         Nations and Time Horizon have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the Reorganization. The opinion of Morrison & Foerster LLP with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

         OTHER MATTERS. One member of the Board of Directors of Time Horizon, Dr. Cornelius Pings, has been elected to the Board of Trustees of Nations.



                     COMPARISON OF TIME HORIZON AND NATIONS

         INVESTMENT OBJECTIVES AND POLICIES. Both the Time Horizon Funds and the Asset Allocation Fund invest their assets across three asset classes: common stocks, fixed-income securities and money market instruments.

         There are, however, certain differences. For example, the Time Horizon Funds are investments with a specific investment time horizon, while the Asset Allocation Fund does not contemplate a specific time horizon target. Because each Time Horizon Fund has a specific investment time horizon target, each Fund allocates its investments accordingly. That is to say, as an investment time horizon approaches (e.g., 2005), the Fund will begin to allocate its securities more conservatively (i.e., a higher percentage of bonds and cash and a smaller percentage of common stocks. When an investment time horizon is still many years away (e.g., 2025), the Fund allocates its securities less toward conservative securities and more toward less conservative securities with a potential for higher return. Unlike the Time Horizon Funds, the Asset Allocation Fund, under normal market conditions, will maintain a relatively balanced approach and allocate its assets to various asset classes on a consistent basis over time. The Asset Allocation Fund's expected allocation mix most closely resembles that of Time Horizon Portfolio 2, with approximately a 60%/40% allocation between equities and fixed income securities, respectively. For additional information, see "Comparison of Time Horizon and Nations--Investment
Objectives and Policies" and Appendix III.

         MANAGEMENT'S DISCUSSION OF ASSET ALLOCATION FUND AND TIME HORIZON FUND PERFORMANCE. A discussion by Fund management of the Asset Allocation Fund's performance for its most recent fiscal year can be found at Appendix V.

         INVESTMENT ADVISORY SERVICES. Currently NBAI serves as investment adviser to the Asset Allocation Fund and TradeStreet and Chicago Equity serve as co-investment sub-advisers to the Asset Allocation Fund. NBAI, Chicago Equity and TradeStreet are wholly owned subsidiaries of NationsBank, which in turn is an indirect wholly owned banking subsidiary of BankAmerica Corporation. The Value Management Team of TradeStreet is responsible for the day-to-day management of the non-equity portion of the Asset Allocation's portfolio. The Equity Management Team of Chicago Equity is responsible for the day-to-day management of the equity portion of the Asset Allocation Fund's portfolio.

         The following table shows the contractual investment advisory and, where applicable, sub-advisory fee ratios, both before and after waivers. The table also shows the respective investment advisory and sub-advisory fee rates paid to the investment adviser and sub-adviser after taking into account voluntary fee waivers, for each Time Horizon Fund (as of February 28, 1999) and the Asset Allocation Fund (as of February 28, 1999).

                                                  TABLE IV

                            INVESTMENT ADVISORY AND SUB-ADVISORY FEE INFORMATION

-------------------------------------------------------- ----------------------------------------------------

TIME HORIZON FUND          ADVISORY FEES                 ASSET ALLOCATION FUND   ADVISORY & SUB-ADVISORY
----------------           BEFORE/AFTER WAIVERS          --------------------    BEFORE/ AFTER WAIVERS
                           --------------------          FEES                    ---------------------
-------------------------------------------------------- ----------------------------------------------------
                                                                Advisory Fee        0.65%/0.65%
Time Horizon Portfolio 1                                        Sub-Advisory Fee    0.25%/0.25%
       Advisory Fee        0.40%/0.00%                          (Paid by Adviser out of its advisory fee)
-------------------------------------------------------- ----------------------------------------------------

                                                                Advisory Fee        0.65%/0.65%
Time Horizon Portfolio 2                                        Sub-Advisory Fee    0.25%/0.25%
       Advisory Fee        0.40%/0.00%                          (Paid by Adviser out of its advisory fee)
-------------------------------------------------------- ----------------------------------------------------

                                                                Advisory Fee        0.65%/0.65%
Time Horizon Portfolio 3                                        Sub-Advisory Fee    0.25%/0.25%
       Advisory Fee        0.40%/0.00%                          (Paid by Adviser out of its advisory fee)
-------------------------------------------------------- ----------------------------------------------------


         OTHER SERVICE PROVIDERS FOR TIME HORIZON AND NATIONS. Time Horizon and Nations have different service providers. Upon completion of the Reorganization, Nations will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar.


                                      Time Horizon Funds                     Asset Allocation Fund
                                      ------------------                     ----------------------


Distributor                          Provident Distributors, Inc.            Stephens Inc. ("Stephens")
                                     ("Provident")

(Co-)Administrator(s)                 Bank of America                        Stephens and NBAI

Sub-Administrator                     PFPC Inc.                              The Bank of New York ("BNY")

                                      Time Horizon Funds                     Asset Allocation Fund
                                      ------------------                     ----------------------
Transfer Agent                        PFPC Inc.                              First Data Investor Services Group,
                                                                             Inc.

Sub-Transfer Agent                    N/A                                    NationsBank, N.A.

Custodian                             PNC Bank, N.A.                         BNY

Independent Accountants               PricewaterhouseCoopers LLP             PricewaterhouseCoopers LLP

 SALES LOADS, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE TIME
                                  HORIZON FUNDS

         A SHARES. Time Horizon has adopted a Shareholder Services Plan for A Shares, under which the A Shares of each Time Horizon Fund reimburse Time Horizon's distributor--Provident for shareholder servicing fees that Provident pays to various service organizations whose customers own A Shares. Payments made under the Shareholder Services Plan for A Shares, also cover shareholder services provided by Provident and for support services provided to the beneficial owners of Time Horizon Fund shares. Under the Plan, payments by a Time Horizon Fund may not exceed 0.25% (annualized) of the average daily net assets of such Fund's A Shares. Currently, no sales charge is imposed on A Shares of each of the Time Horizon Funds. However, the Board of Time Horizon authorized a maximum sales charge of 5.75% on A Shares of each Time Horizon Fund, which has not been implemented. If implemented, the sales charge with respect to A Shares of the Time Horizon Funds could decrease as the amount a shareholder invests increases. Also, there would be no sales charge on purchases of A Shares of $ 1 million or more. Investor A shares of the Asset Allocation Fund received in exchange for such shares will be subject to the same CDSC of 1% on redemptions made within 1 year of purchase, declining to .50% in the second year and eliminated thereafter.

         B SHARES. Time Horizon has adopted for B Shares the Shareholder Service Plan described above under "A Shares" and a Distribution Service Plan for B Shares, under which the B Shares of each Time Horizon Fund reimburse Bank of America for distribution related expenses. Distribution expenses include expenses incurred in connection with advertising and marketing the Funds' B Shares; payments to service organizations for assistance in connection with the distribution of B Shares; and expenses incurred in connection with preparing, printing and distributing prospectuses for the Funds except those used for regulatory purposes or distributed to existing shareholders. Under the Distribution Service Plan, payments by a Time Horizon Fund for distribution expenses may not exceed 0.75% (annualized), of the average daily net assets of such Fund's B Shares. Under the Shareholder Service Plan for B Shares, payments for shareholder servicing expenses may not exceed 0.25% (annualized) of the average daily net assets of a Fund's B Shares. The total of all 12b-1 and shareholder servicing fees may not exceed, in the aggregate, 1.00% (annualized) of the average daily net assets of a Fund's B Shares. Currently, since June 15, 1997, the Time Horizon Funds do not offer Class B Shares. Prior to June 15, 1997, Class B Shares were offered at net asset value per share without the imposition of a front-end sales load subject to a maximum CDSC of 5% on redemptions of B Shares made within 1 year of purchase declining to 1% in the sixth year and eliminated thereafter. Investor B Shares of the Asset Allocation Fund received in exchange for such shares will be subject to the same CDSC. For all cases, former Class B shareholders will be credited for the period of time from the original date of purchase of their shares for the purposes of determining the amount of their CDSC, if any.

         K SHARES. Time Horizon has adopted for K Shares the Shareholder Service Plan described above under "A Shares" and a Distribution and Administrative Services Plan pursuant to Rule 12b-1 under the 1940 Act, under which K Shares of a Time Horizon Fund reimburse Provident for services rendered and costs incurred in connection with distribution of K Shares. Distribution expenses include expenses incurred in connection with advertising and marketing the Funds' K Shares; payments to service organizations for assistance in connection with the distribution of K Shares; and expenses incurred in connection with preparing, printing and distributing prospectuses for the Funds (except those used for regulatory purposes or distributed to existing shareholders). Under the Distribution and Administrative Services Plan, payments by a Time Horizon Fund for distribution and administrative expenses may not exceed 0.75% (annualized), of the average daily net assets of such Fund's K Shares.

         Time Horizon also has adopted an Administrative Services Plan for K Shares, under which K Shares of a Time Horizon Fund reimburse Provident for administrative servicing fees that Provident pays to various services organizations whose customers own K Shares. Administrative servicing expenses include expenses incurred in connection with administrative services provided by Provident and payments to service organizations for the provision of administrative services to beneficial owners of K shares, such as establishing and maintaining accounts and records relating to their clients who invest in K Shares, providing information to the Funds necessary for accounting or sub-accounting and providing statements periodically to clients showing their position in K Shares. Payments under the Administrative Services Plan may not exceed 0.75% (annualized), of the average daily net assets a Fund's K Shares. Payments under both the Distribution and Administrative Services Plan and the Administrative Services Plan may not exceed 0.75% (annualized) of the average daily net assets of a Fund's K Shares. Under the Shareholder Services Plan for K Shares, payments for shareholder servicing expenses may not exceed 0.25% (annualized) of the average daily net assets of a Fund's K Shares.

 SALES LOADS, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE ASSET
                                ALLOCATION FUND.

         INVESTOR A SHARES. Nations has adopted a Shareholder Servicing and Distribution Plan (the "Investor A Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor A Shares. The Investor A Plan provides that each Fund may pay its distributor Stephens, banks, broker/dealers or other financial institutions that offer Shares of the Fund and that have entered into a Sales Support Agreement with Stephens ("Selling Agents") or a Shareholder Servicing Agreement with Nations ("Servicing Agents"), up to 0.25% (annualized) of the average daily net asset value of the Investor A Shares. Investor A Shares charge a front-end sales load. The maximum front-end sales load charged for the Asset Allocation Fund's Investor A Shares is set forth in Appendix II. Sales load reduction and waiver categories, which differ from those applicable to Class A Shares of the corresponding Time Horizon Funds, are described in Appendix III and the accompanying Prospectus(es). Purchases of $1 million or more of Investor A Shares that are purchased at net asset value are subject to a maximum deferred sales charge of 1% of the lower of the original purchase price or redemption proceeds, if redeemed within 1 year of purchase declining to .50% in the second year and eliminated thereafter. Investor A Shares that were purchased by investors investing $1 million or more between July 31, 1997 and November 15, 1998 are subject to a 1% redemption fee if the Investor A Shares are held less than 18 months. Investor A Shares of the Asset Allocation Fund received in exchange for Class A Shares will be subject to the CDSC. For all cases, former Class A shareholders will be credited for the period of time from the original date of purchase of their shares for the purposes of determining the amount of their CDSC, if any.

         INVESTOR B SHARES. Nations has adopted a Distribution Plan and a Shareholder Servicing Plan with respect to Investor B Shares of the Asset Allocation Fund. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor B Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees, provided that the annual rate may not exceed 0.75% of the average daily net asset value of the Funds' Investor B Shares. The fees payable under the Distribution Plan are used to, among other things, compensate Selling Agents for providing sales support assistance relating to Investor B Shares. The Trustees of Nations also have approved a Shareholder Servicing Plan for the Asset Allocation Fund which permits the Fund to compensate Servicing Agents for services provided to their customers that own Investor B Shares. Payments under the Shareholder Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Investor B Shares. Investor B Shares are offered at net asset value per share without the imposition of a front-end sales load. There is a maximum CDSC of 5% on redemptions of Investor B Shares made within 1 year of purchase declining to 1% in the sixth year and eliminated thereafter; Investor B Shares of the Asset Allocation Fund received in exchange for Class B Shares will be subject to the CDSC. For all cases, former Class B shareholders will be credited for the period of time from the original date of purchase of their shares for the purposes of determining the amount of their CDSC, if any.

         INVESTOR C SHARES. Nations has adopted a Distribution Plan with respect to Investor C Shares of the Asset Allocation Fund. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees of Nations, provided that the annual rate may not exceed 0.75% of the average daily net assets of the Funds' Investor C Shares. The fees payable under the Distribution Plan are used to, among other things, compensate Selling Agents for providing sales support assistance relating to Investor C Shares. The Trustees of Nations also have approved a shareholder servicing plan ("Servicing Plan") for the Funds which permits the Fund to compensate Servicing Agents for services provided to their customers that own Investor C Shares. Payments under the Servicing Plan are
                                       18
calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Funds' Investor C Shares. However, Investor C Shares purchased after January 19, 1999 are subject to a CDSC of 1% (if redeemed within one year of purchase). No CDSC will apply to Investor C Shares issued in the Reorganization.

         ADMINISTRATION AGREEMENTS. The Time Horizon Funds have entered into an administration agreement with Bank of America, with PFPC Inc. serving as sub-administrator. Stephens and NBAI serve as co-administrators, and BNY serves as sub-administrator, to the Asset Allocation Fund. Under these administration arrangements, Stephens and NBAI provide various administrative, accounting and corporate secretarial services and BNY assists NBAI in performing certain administrative and accounting services.

         SHAREHOLDER TRANSACTIONS AND SERVICES. The Time Horizon Funds and the Asset Allocation Fund offer generally similar shareholder services and transactions. There are, however, some differences. For example, the minimum initial investment for A, B and K Shares of the Time Horizon Funds is generally $500 while the minimum initial investment for the Investor A, Investor B and Investor C Shares of the Asset Allocation Fund, is generally $1,000. Also, each Time Horizon Fund generally requires a $500 minimum account balance, while Nations requires a $1,000 minimum account balance. Additionally, Nations does not offer Teletrade--a service currently offered Time Horizon Fund shareholders that allows shareholders to authorize electronic transfers of money to purchase shares in or redeem shares from an established Fund account. For a detailed comparison of shareholder transactions and services see Appendix IV.

         The Time Horizon Funds and the corresponding Nations Funds also offer generally similar exchange privileges. In addition, after the Reorganization all Time Horizon Fund shareholders will be able to exchange their shares for other mutual funds in the Nations Funds Family, including money market, fixed-income, equity and international funds. Shareholders may also exchange into the Nations LifeGoal Funds, which are mutual funds that invest in other mutual funds in the Nations Funds family. Such exchanges, although exempt from any new front-end or contingent deferred sales charge, may be subject to federal income taxes.

         FEES AND EXPENSES. Certain Time Horizon Fund service providers currently waive fees and/or reimburse expenses. For example, Bank of America currently waives most of the fees that it is entitled to receive for providing investment advisory services to the Time Horizon Funds. This subsidization results in Bank of America and other service providers furnishing services to the Funds at a loss.

         The subsidization has benefited Time Horizon Fund shareholders in that they have enjoyed total operating expenses below the median ratios of other comparable mutual funds. Bank of America has informed Time Horizon that Bank of America would have reduced this subsidization as the Funds reached larger asset levels, such as the asset levels that will likely be attained by the Asset Allocation Fund after the Reorganization. NBAI has informed Time Horizon that for this reason, NBAI will not waive fees or reimburse expenses to the same extent as Bank of America has for the Time Horizon Funds.

         Despite these waivers, shareholders of two of the three classes of Time Horizon Funds are expected to experience the same total fund operating expenses after the Reorganization. See "Table II--Total Expense Information" and "Appendix II--Expense Summaries of the Time Horizon Funds and Asset Allocation Fund." In addition, all total operating expense ratios for the Asset Allocation Fund are within the range of total operating expense ratios of comparable funds. Moreover, NBAI has undertaken to waive fees and/or reimburse expenses as needed to ensure that, for at least one year after the Reorganization, the Nations Funds' total operating expense ratios will not exceed the PRO FORMA after waiver ratios shown in Table II above, absent a determination by the Nations Fund's Board that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense levels. There can be no assurance that such expense ratios will continue after this commitment expires. For detailed PRO FORMA expense information, see Appendix II.

         SHARE STRUCTURE. Both Time Horizon and Nations are registered as open-end management investment companies under the 1940 Act. Currently, Time Horizon offers three mutual funds. The Nations Funds Family, which includes Nations, currently offers over seventy mutual funds.

         Time Horizon was organized as a Delaware business trust on April 12, 1995 and began operating as a three series company on September 5, 1995. Time Horizon's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify and reclassify any authorized and unissued shares into one or more classes. Shares representing beneficial interest in a Fund are entitled to participate in the dividends and distributions declared by the Board of Trustees and in the net distributable assets of a Fund on
                                       19
liquidation. The Funds' shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Additionally, shareholders will vote in the aggregate and not by class or series, except as required by law (or when permitted by the Board of Trustees). The Funds do not presently intend to hold annual meetings of shareholders except as required by the 1940 Act. Under certain circumstances, however, shareholders have the right to call a shareholder meeting to consider the removal of one or more trustees. In addition, meetings will be held when requested by the shareholders of 10% or more of Time Horizon's outstanding shares of beneficial interest. Each Fund will assist in shareholder communications in such matters to the extent required by law and Time Horizon's undertaking with the Securities and Exchange Commission.


         Nations was organized as a Massachusetts business trust on January 22, 1990. Each share of Nations is without par value, represents and equal proportionate interest in the related Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the Nations' Board of Trustees. Nations Agreement and Declaration of Trust authorized the Board to classify and reclassify any class of shares into one or more series of shares. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. In accordance with Nations' Agreement and Declaration of Trust, all shares of a series of Nations are entitled to vote by individual series, except (1) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series, and (2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There is no cumulative voting in the election of Trustees for Nations. Nations does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations' By-Laws provide that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations entitled to vote at such meeting.

                                 VOTING MATTERS

         GENERAL INFORMATION. This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meeting by the Board of Trustees of Time Horizon. It is expected that the solicitation of proxies will be primarily by mail. OFFICERS AND SERVICE CONTRACTORS OF TIME HORIZON AND NATIONS MAY ALSO SOLICIT PROXIES BY TELEPHONE OR OTHERWISE. In this connection, Time Horizon has retained ADP Proxy Services to assist in the solicitation of proxies for the Reorganization. Shareholders may submit their proxy (1) by mail, by marking, signing, dating and returning the enclosed Proxy Ballot in the enclosed postage-paid envelope; (2) by telefacsimile, by marking, signing, dating and faxing the enclosed Proxy Ballot to ADP Proxy Services at (704) 388-2641; or (3) by touchtone voting at (800) 690-6903; or 4) by on-line voting at www.proxyvote.com. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Time Horizon a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

         Any expenses incurred as a result of hiring ADP Proxy Services or any other proxy solicitation agent will be borne by NBAI or its affiliates.

         Only shareholders of record at the close of business on May 21, 1999 will be entitled to vote at the Meeting. On that date, the following Time Horizon Shares were outstanding and entitled to be voted.


NAME OF TIME HORIZON FUND/CLASS                   SHARES ENTITLED TO VOTE
-------------------------------                   -----------------------

TIME HORIZON PORTFOLIO 1..........................2,954,162

TIME HORIZON PORTFOLIO 2..........................3,730,983

                                                 .
TIME HORIZON PORTFOLIO 3......................... 3,885,427


         Each whole and fractional share of a Time Horizon Fund is entitled to a whole or fractional vote.

         If the accompanying proxy is executed and returned in time for the Meeting, the Shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting.

         SHAREHOLDER AND BOARD APPROVALS. The Reorganization Agreement is being submitted for approval at the Meeting by Time Horizon's shareholders pursuant to Time Horizon's Charter and By-Laws, and was unanimously approved by the Time Horizon Board of Trustees at a meeting held on May 6, 1999. The Reorganization Agreement must be approved by a majority of the outstanding shares of each Time Horizon Fund.

         The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than all of the Time Horizon Funds, the failure of a Time Horizon Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other Time Horizon Funds. It is possible that a majority of one Time Horizon Fund's shareholders may approve the Reorganization Agreement while a sufficient majority of one or more of the shareholders of the other Time Horizon Funds do not approve the Reorganization. In such a case, the Time Horizon Fund whose shareholders approved the Reorganization Agreement will be reorganized pursuant to the terms of the Reorganization Agreement. The Board of Trustees will contemplate what further action is appropriate should one or more of the Time Horizon Funds not approve the Reorganization Agreement.

         With respect to the approval of the Reorganization Agreement, the term "majority of the outstanding shares" of Time Horizon or a Time Horizon Fund means more than 50% of the outstanding shares of Time Horizon or the particular Time Horizon Fund. The vote of the shareholders of the Nations Funds is not being solicited, since their approval or consent is not necessary for the Reorganization.

         PRINCIPAL SHAREHOLDERS. As of May 21, 1999, the officers and Trustees of Time Horizon as a group owned or controlled less than 1% of any Time Horizon Funds. As of May 21, 1999, the officers and Trustees of Nations as a group owned or controlled less than 1% of any Nations Fund. Table V(A) shows the name, address and share ownership of each person known to Time Horizon to have ownership with respect to 5% or more of a class of a Time Horizon Fund as of May 21, 1999. Table V(B) shows the name, address and share ownership of each person known to Nations to have ownership with respect to 5% or more of a class of a Nations Fund as of May 21, 1999.




                                                    TABLE V(A)

                                                    CLASS; AMOUNT                                   PERCENTAGE
TIME HORIZON           NAME AND                     OF SHARES OWNED;      PERCENTAGE   PERCENTAGE     OF FUND
FUND                   ADDRESS                      TYPE OF OWNERSHIP       OF CLASS    OF FUND    POST-CLOSING
----                   -------                      -----------------       --------      -------  ------------


Time Horizon           Bank of America NT & SA      Class A;
Portfolio 1            FBO:  PACO                   65,764.297;               9.34%         2.23%      0.25%
                       P.O. Box 513577              record
                       Los Angeles, CA  90051

                       Bank of America -- Illinois  Class A
                       FBO:  UPS IRA's              158,946.830;
                       P.O. Box 5747                record                    22.58%         5.38%      0.60%
                       Denver, CO  80217-5747

                       Corelink Financial, Inc.     Class K
                       P.O. Box 4054                9,326.010; record         98.90%         0.32%      0.04%
                       Concord, CA  94524

Time Horizons          Bank of America -- Illinois  Class A
Portfolio 2            FBO:  UPS IRA's              117,852.701;
                       P.O. Box 5747                record                    12.32%         3.16%      0.45%
                       Denver, CO  80217-5747

                       Corelink Financial, Inc.     Class K
                       P.O. Box 4054                36,157.098;               99.72%         0.97%      0.14%
                       Concord, CA  94524           record


                                                    TABLE V(A)

                                                    CLASS; AMOUNT                                   PERCENTAGE
TIME HORIZON           NAME AND                     OF SHARES OWNED;      PERCENTAGE   PERCENTAGE     OF FUND
FUND                   ADDRESS                      TYPE OF OWNERSHIP       OF CLASS    OF FUND    POST-CLOSING
----                   -------                      -----------------       --------      -------  ------------

Time Horizons          Corelink Financial, Inc.     Class K
Portfolio Three        P.O. Box 4054                55,041.548;              99.82%         1.42%      0.21%
                       Concord, CA  94524           record


                                                   TABLE V(B)

                                                    CLASS; AMOUNT                                  PERCENTAGE
ASSET ALLOCATION       NAME AND                     OF SHARES OWNED;      PERCENTAGE   PERCENTAGE     OF FUND
FUND                   ADDRESS                      TYPE OF OWNERSHIP       OF CLASS      OF FUND  POST-CLOSING
----                   -------                      -----------------       --------      -------  ------------

                       Corelink Financial, Inc.     Investor A                8.05%         1.40%      0.84%
                       P.O. Box 4054                220,544.019;
                       Concord, CA  94524           record

                       Vanguard Fiduciary Trust
                       Company
                       FBO:  Kirkland & Ellis DEF   Investor A
                       Contribution Retirement      147,344.360;
                       Plan 91926                   record                    5.38%         0.94%      0.56%
                       P.O. Box 2600
                       Valley Forge, PA
                       19482-2600

                       Corelink Financial, Inc.     Investor C
                       P.O. Box 4054                84,442.005; record        85.19%         0.54%      0.32%
                       Concord, CA  94524

                       State Street Bank & Trust    Investor C
                       Co. TTEE                     14,679.747; record        14.81%         0.09%      0.06%
                       FBO:  Coastgear & Co.
                       Attn:  Kevin Smith
                       105 Rosemont Ave.
                       Westwood, MA  02090

         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

         Nations and Time Horizon have been advised by Bank of America that the shares of each Time Horizon Fund over which Bank of America and its affiliates have voting power may be voted by Bank of America itself in its capacity as fiduciary and that it has engaged an independent third party to evaluate the Reorganization proposal and make a recommendation as to how to vote the shares.

         QUORUM. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement are not received by Time Horizon or by one or more of the Time Horizon Funds, one or more adjournment(s) may be proposed to permit further solicitation of proxies. Any adjourned session or sessions may be held after the date set for the original Meeting without notice except announcement at the meeting. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s). A shareholder vote may be taken with respect to one or more Time Horizon Funds (but not the other Time Horizon Funds) on some or all matters before any such adjournment(s) if a quorum is present and sufficient votes have been received for approval with respect to such Funds.

         A quorum is constituted with respect to Time Horizon or a Time Horizon Fund by the presence in person or by proxy of the holders of more than one-third of the outstanding shares of Time Horizon or the Time Horizon Fund entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present at the Meeting but which have not been voted. Abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated the same as abstentions.

         ANNUAL MEETINGS AND SHAREHOLDER MEETINGS. Neither Nations nor Time Horizon presently intends to hold annual meetings of shareholders for the election of Trustees and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of either Time Horizon or Nations have the right to call a meeting of shareholders.


                      ADDITIONAL INFORMATION ABOUT NATIONS

         Additional information about the Asset Allocation Fund is included in its prospectus and statement of additional information dated May 21, 1999, copies of which, to the extent not included herewith, may be obtained without charge by writing or calling Nations at the address and telephone number set forth on the first page of this Proxy/Prospectus. Nations is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by Nations can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Nations listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. In addition, the SEC maintains a web site (www.sec.gov) that contains reports, other information and proxy statements filed by the Nations.

         Officers of Nations are elected by, and serve at the pleasure of, the Board of Trustees. Officers of Nations receive no remuneration from Nations for their services in such capacities.

         Information included in this Proxy/Prospectus concerning Nations was provided by Nations.


                    ADDITIONAL INFORMATION ABOUT TIME HORIZON

         Additional information about the Time Horizon Funds is included in their prospectus and statement of additional information, dated November 1, 1998 as supplemented through the date hereof, which have been filed with the SEC. Copies of these prospectuses and the related statements of additional information may be obtained without charge by writing or calling Time Horizon at the address and telephone number set forth on the first page of this Proxy/Prospectus. Reports and other information filed by Time Horizon can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Time Horizon listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. In addition, the SEC maintains a web site (www.sec.gov) that contains reports, other information and proxy statements filed by the Time Horizon.

         Information included in this Proxy/Prospectus concerning Time Horizon was provided by Time Horizon.

                              FINANCIAL STATEMENTS

         The audited financial statements and financial highlights for shares of the Asset Allocation Fund for the annual period ended February 28, 1999 are included or incorporated by reference in its prospectus or statement of additional information, or in the statement of additional information related to this Proxy/Prospectus. The unaudited financial statements and financial highlights for shares of the Time Horizon Funds for the semi-annual period ended December 31, 1998, and the audited financial statements and financial highlights for shares of the Time Horizon Funds for the annual period ended June 30, 1998, are included or incorporated by reference in their prospectuses or statements of additional information or in the statement of additional information related to this Proxy/Prospectus, or are included herein.

         The annual financial statements and financial highlights of the Asset Allocation Fund for the year ended February 28, 1999 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon and have been incorporated by reference in the Statement of Additional Information to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

           The annual financial statements and financial highlights of the Time Horizon Funds for the year ended June 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon and have been incorporated by reference in the Statement of Additional Information to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.


                                 OTHER BUSINESS

         Time Horizon's Board of Trustees knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to Time Horizon or to Nations in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/Prospectus.

                                  *    *     *

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. SHAREHOLDERS ALSO MAY RETURN PROXIES BY TELEFACSIMILE OR VOTE ON-LINE OR BY TELEPHONE.

         TIME HORIZON WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS JUNE 30, 1998 ANNUAL REPORT, OR DECEMBER 31, 1998 SEMI-ANNUAL REPORT, TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: TIME HORIZON FUNDS AT P.O. BOX 8968, WILMINGTON, DE 19899 OR BY TELEPHONE AT 1-800-346-2087.

                                   APPENDIX I


                                    AGREEMENT
                                       AND
                             PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this 1st day of June, 1999, by and between Nations Institutional Reserves ("Nations Funds"), a Massachusetts business trust, for itself and on behalf of Nations Asset Allocation Fund (the "Acquiring Fund"), a portfolio of Nations Funds, and Time Horizon Funds, a Delaware business trust, for itself and on behalf of the Time Horizon Portfolio 1, Time Horizon Portfolio 2 and Time Horizon Portfolio 3 (each an "Acquired Fund" and collectively the "Acquired Funds"), each a portfolio of Time Horizon Funds.

         In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the Fund Assets (as defined in paragraph 1.2.a.) of each Acquired Fund be transferred to the Acquiring Fund corresponding thereto, as set forth in the table attached hereto as Schedule A, in exchange for shares of specified classes of the Acquiring Fund ("Acquiring Fund Shares") and the assumption by the Acquiring Fund of the Liabilities (as defined in paragraph 1.3) of each corresponding Acquired Fund, and that such Acquiring Fund Shares be distributed immediately after the Closing(s), as defined in this Agreement, by each Acquired Fund to its shareholders in liquidation of each Acquired Fund. The parties intend that the Acquiring Fund--Nations Asset Allocation Fund--shall continue the investment operations of the Acquired Funds. This Agreement is intended to be and is adopted as a plan of reorganization for each Acquired Fund each Reorganization (as defined herein) qualify as a "reorganization", within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each of the Acquiring Fund and the Acquired Funds qualify as a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to such Reorganization.

         In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.   REORGANIZATION OF ACQUIRED FUNDS

1.1. Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Acquired Fund shall assign, deliver and otherwise transfer the Fund Assets to the Acquiring Fund identified in Schedule A, and the Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1),
                  (i) deliver to each corresponding Acquired Fund the full and fractional number of shares of each of its share classes calculated by dividing the value of the Fund Assets less the Liabilities of the corresponding Acquired Fund that are so conveyed and are attributable to each of the Acquiring Fund's respective share classes set forth in Schedule A, computed in the manner and as of the time and date set forth in this Agreement, by the net asset value of one Acquiring Fund share of the particular share class that is to be delivered with respect thereto, computed in the manner and as of the time and date set forth in this Agreement; and (ii) assume all of such Acquired Fund's Liabilities. Such transfer, delivery and assumption shall take place at the closing(s) provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing(s)"). Promptly after the Closing(s), each Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the respective share classes of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transaction(s) are hereinafter sometimes collectively referred to as the "Reorganization(s)."

                   1.2.a. With respect to each Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and receivables (including dividend and interest receivables) owned by each

                            Acquired Fund, and any prepaid expenses shown as an asset on each Acquired Fund's books on the Closing Date.

                   1.2.b. At least fifteen (15) business days prior to the Closing Date, each Acquired Fund will provide the Acquiring Fund with a schedule of its securities and other Assets and Liabilities of which it is aware, and the Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to the Acquiring Fund. Each Acquired Fund reserves the right to sell any of the securities or other assets shown on the list of the Fund's Assets prior to the Closing Date but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase in accordance with its stated investment objective and policies. At least ten (10) business days prior to the Closing Date, the Acquiring Fund will advise the corresponding Acquired Fund of any investments of such Acquired Fund shown on such schedule which the Acquiring Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. In the event that the Acquired Fund holds any investments that the Acquiring Fund would not be permitted to hold under its stated investment objective or policies, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund and, to the extent permissible and consistent with the Acquired Fund's own investment objective and policies, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

1.3. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund will assume all liabilities and obligations of the corresponding Acquired Funds, accrued, absolute, contingent or otherwise existing, as of the Closing Date, which liabilities and obligations shall include any obligation of the Time Horizon Funds to indemnify Time Horizon Funds' current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and the Time Horizon Funds' Declaration of Trust, as in effect as of the date of this Agreement ("Liabilities"). Without limiting the foregoing, the Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Time Horizon Funds' current and former Trustees and officers, acting in their capacities as such, under Time Horizon Funds' Declaration of Trust as in effect as of the date of this Agreement shall survive the Reorganization as obligations of the Acquiring Fund, and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against Nations Funds, its successors or assigns. The Liabilities assumed by Nations Funds, its successors or assigns, on behalf of the Acquiring Fund shall be separate Liabilities of the Acquiring Fund, and not joint or joint and several liabilities of any other Acquiring Fund.

1.4. Promptly after the Closing(s) with respect to each Acquired Fund, the Acquired Fund will distribute the shares of the Acquiring Fund class received by the Acquired Fund pursuant to paragraph 1.1 to its shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. Acquired Fund Investors will be credited with full and fractional shares of the class that is issued by the Acquiring Fund under this Agreement with respect to the shares of the Acquired Fund that are held by the Acquired Fund Investors. Such distribution will be accomplished by an instruction, signed by an appropriate officer of Time Horizon Funds, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund and to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective number of shares of the Acquiring Fund due such Acquired Fund Investors. In exchange for Acquiring Fund Shares distributed, all issued and outstanding shares of common stock of the Acquired Fund will be redeemed and canceled simultaneously therewith on the Acquired Fund's books; any outstanding share certificates representing interests in the Acquired Fund thereafter will represent the right to receive such number of Acquiring Fund Shares after the Closing(s) as determined in accordance with paragraph 1.1.

1.5. If a request shall be made for a change of the registration of shares of the Acquiring Fund to another person from the account of the shareholder in which name the shares are registered in the records of the corresponding Acquired Fund, it shall be a condition of such registration of shares that there be furnished to the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and, if any of such shares are outstanding in certificated form, the certificates representing such shares, and that the person requesting such registration shall pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

1.6. Following the transfer of assets by each Acquired Fund to the Acquiring Fund, the assumption of the Acquired Fund's Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, Time Horizon Funds shall terminate the qualification, classification and registration of such Acquired Fund at all appropriate federal and state agencies. All reporting and other obligations of Time Horizon Funds shall remain the exclusive responsibility of Time Horizon Funds up to and including the date on which the particular Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.10. Subject to the provisions of paragraph 1.8 and comparable provisions of similar Agreements and Plans of Reorganizations being entered into between Pacific Horizon Funds and Nations Funds Trust, Nations Funds, Inc. and Nations Institutional Reserves, at an appropriate time as determined by Time Horizon Funds, upon the advice of counsel, Time Horizon Funds will be dissolved under the laws of the State of Delaware.

1.7. Subject to the conditions set forth in this Agreement, the failure of one Acquired Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of a Reorganization with respect to any other Acquired Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Acquired Fund" as meaning only those series of Nations Funds and Time Horizon Funds, respectively, which are involved in a Reorganization as of a Closing Date.

2.   VALUATION

         2.1. With respect to each Acquired Fund, the value of the Fund Assets shall be the value of such assets computed as of the time at which its net asset value is calculated on the Closing Date (such time and date being herein called the "Applicable Valuation Date"). The net asset value of the Fund Assets to be transferred by the Acquired Funds shall be computed by Time Horizon Funds and shall be subject to adjustment by the amount, if any, agreed to by Nations Funds and the respective Acquired Funds. In determining the value of the securities transferred by the Acquired Funds to the Acquiring Fund, each security shall be priced in accordance with the pricing policies and procedures of the Acquiring Fund as described in its then current prospectuses and statements of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Time Horizon Funds, provided that such determination shall be subject to the approval of Nations Funds. Time Horizon Funds and Nations Funds agree to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of Time Horizon Funds and those determined in accordance with the pricing policies and procedures of the Acquiring Fund prior to the Applicable Valuation Date.

         2.2. The net asset value of the share of a class of shares of the Acquiring Fund shall be the net asset value per share of such class computed on the Applicable Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus and statement of additional information.

3.   CLOSING(S) AND CLOSING DATE

         3.1. The Closing for the Acquiring Fund and the Acquired Fund(s) shall occur on August 20, 1999, and/or on such other date(s) as may be mutually agreed upon in writing by an officer of the parties hereto. The Closing(s) shall be held at the offices of Stephens Inc., 111 Center Street, Suite 300, Little Rock, Arkansas 72201 or at such other location as is mutually agreeable to the parties. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 4:00 p.m. Eastern time on the Closing Date unless otherwise provided.

         3.2. The Acquiring Fund's custodian shall deliver at the Closing(s) a certificate of an authorized officer stating that: (a) each Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by such Acquired Fund in conjunction with the delivery of portfolio securities. Proper delivery of cash shall be by wire to The Bank of New York, the Acquiring Fund's Custodian, pursuant to instruction to be delivered prior to the Closing(s).

         3.3. Notwithstanding anything herein to the contrary, in the event that on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Nations Funds and Time Horizon Funds, accurate appraisal of the value of the net assets of the Acquiring Fund or an Acquired Fund is impracticable, the Applicable Valuation Date and Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

         3.4. With respect to each Acquired Fund, Time Horizon Funds shall provide Nations Funds and its transfer agents with immediate access from and after the Closing Date to (a) the computer, electronic or such other forms of records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund Investors and the number and percentage ownership of outstanding Acquired Fund shares owned by such Acquired Fund Investor, all as of the Applicable Valuation Date, and (b) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Investors' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Acquiring Fund shall issue and deliver to the Secretary or Assistant Secretary of Time Horizon Funds, acting on behalf of the Acquired Fund, a confirmation evidencing the Acquiring Fund Shares credited on the Closing Date or shall provide evidence satisfactory to each Acquired Fund that such Acquiring Fund Shares have been credited to each Acquired Fund's account on the books of the Acquiring Fund. At the Closing(s), each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liability share certificates, if any, receipts or other documents of transfer, assignment or conveyance as such other party or its counsel may reasonably request.

         3.5. Within twenty (20) days after the Closing Date, each Acquired Fund shall deliver, in accordance with Article 1 hereof, to the Acquiring Fund a statement of the Fund Assets and Liabilities, together with a list of such Acquired Fund's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by an appropriate officer of Time Horizon Funds.

4.   COVENANTS WITH RESPECT TO THE ACQUIRING FUND AND THE ACQUIRED FUNDS

         4.1. Time Horizon Funds has called or will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement, and to take such other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for each Acquired Fund's liquidating distribution of the Acquiring Fund Shares contemplated hereby, and for Time Horizon Funds to terminate each Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to each Acquired Fund. Nations Funds and Time Horizon Funds will jointly prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting.

         4.2. Time Horizon Funds, on behalf of each Acquired Fund, covenants that each Acquired Fund shall not sell or otherwise dispose of any Acquiring Fund Shares to be received in the transactions contemplated herein, except in distribution to its shareholders in accordance with the terms of this Agreement.

         4.3. Time Horizon Funds, on behalf of each Acquired Fund, will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the record and beneficial ownership of shares of each class of each Acquired Fund.

         4.4. Subject to the provisions hereof, Nations Funds, on its own behalf and on behalf of the Acquiring Fund, and Time Horizon Funds, on its own behalf and on behalf of each Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

         4.5. Time Horizon Funds, on behalf of each Acquired Fund, shall furnish to the Acquiring Fund on the Closing Date, a statement of the total amount of each Acquired Fund's Assets and Liabilities as of the Closing Date, which statement shall be certified by an appropriate officer of Time Horizon Funds as being determined in accordance with generally accepted accounting principles consistently applied and as being valued in accordance with paragraph 2.1 hereof. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, Time Horizon Funds, on behalf of each Acquired Fund, shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to Nations Funds, on behalf of the Acquiring Fund, a statement certified by an officer of Time Horizon Funds of such Acquired Fund's federal income tax attributes and the tax basis in its assets that will be carried over to the Acquiring Fund in the Reorganization pursuant to Section 381 of the Code.

         4.6. Nations Funds has prepared and filed, or will prepare and file, with the Securities and Exchange Commission ("SEC") and the appropriate state securities commissions a post-effective amendment (the "N-1A Post-Effective Amendment") to its registration statement on Form N-1A (File Nos. 33-33144; 811-6030), as promptly as practicable so that the Acquiring Fund and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), the Investment Company Act of 1940, as amended (the "1940 Act"), as necessary to consummate the transaction contemplated hereby. Nations Funds will prepare and file with the appropriate state securities commission any notices or other filings required to consummate the transactions contemplated hereby. In addition, Nations Funds, on behalf of the Acquiring Fund, has prepared and filed, or will prepare and file with the SEC a registration statement on Form N-14 under the 1933 Act,
                                     I-5
                  relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of Time Horizon Funds and the prospectuses of the Acquiring Fund of Nations Funds relating to the transactions contemplated by this Agreement (the "Registration Statement"). Time Horizon Funds, on behalf of each Acquired Fund, has provided or will provide the Acquiring Fund with the materials and information necessary to prepare the N-1A Post-Effective Amendment and the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to each Acquired Fund as are requested by the Acquiring Fund and as are reasonably necessary for the preparation of the N-1A Post-Effective Amendment and the Registration Statement.

         4.7. As soon after the Closing Date as is reasonably practicable, Time Horizon Funds, on behalf of each Acquired Fund shall prepare and file all federal and other tax returns and reports of each Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed.

         4.8. With respect to the Acquiring Fund, Nations Funds agrees to use all reasonable efforts to operate in accordance with its then current prospectus and statement of additional information prepared in accordance with Form N-1A, as may be modified from time to time, including qualifying as a "regulated investment company" under the Code, for at least one (1) year following the Closing Date.

         4.9. With respect to each Acquired Fund, Time Horizon Funds agrees to use all reasonable efforts to operate in accordance with its then current prospectus and statement of additional information prepared in accordance with Form N-1A, as may be modified from time to time, including qualifying as a "regulated investment company" under the Code, up to the Closing Date.

         4.10. Following the transfer of assets by each Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of all Liabilities of the Acquired Fund as contemplated herein, Time Horizon Funds will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to such Acquired Fund(s), promptly after the Closing Date. As soon as practicable after the Closing Date and further subject to paragraph 1.8 hereof and comparable provisions of similar Agreements and Plans of Reorganization between Pacific Horizon Funds and Nations Fund Trust, Nations Funds, Inc. and Nations Institutional Reserves, Time Horizon Funds shall file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that it has ceased to be an investment company; shall file a Certificate of Cancellation for recordation with the State of Delaware, and shall take, in accordance with the Delaware Business Trust Act, all other steps necessary and proper to effect its complete dissolution.

         4.11. Nations Fund, on behalf of the Acquiring Fund, shall use its best efforts to satisfy the conditions of the statutory exemption set forth in Section 15(f) of the 1940 Act, as an assumption of the stated expectation of the Time Horizon Funds as set forth in the proxy statement of the Time Horizon Funds dated May 21, 1998.

5.   REPRESENTATIONS AND WARRANTIES

         5.1. Nations Funds, on behalf of itself and the Acquiring Fund, represents and warrants to the Time Horizon Funds as follows:

                   5.1.a. Nations Funds was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of

                            Nations Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering Nations Funds business as currently conducted by Nations Funds and as described in the current prospectuses of Nations Funds; Nations Funds is registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

                   5.1.b. The Registration Statement, including the current prospectuses and statement of additional information of the Acquiring Fund, conform or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                   5.1.c. The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by Nations Funds for itself and on behalf of the Acquiring Fund does not and will not (i) violate Nations Funds' Agreement and Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Nations Funds is a party or by which its properties or assets are bound;

                   5.1.d. Except as previously disclosed in writing to the Time Horizon Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Nations Funds' knowledge, threatened against Nations Funds or its business, the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect Nations Funds or the Acquiring Fund's financial condition or the conduct of their business, and Nations Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

                   5.1.e. All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of the Acquiring Fund class will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and non-assessable by Nations Funds and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares;

                   5.1.f. The execution, delivery and performance of this Agreement on behalf of the Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of Nations Funds and the Trustees, and this Agreement constitutes a valid and binding obligation of Nations Funds and the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

                   5.1.g. The Acquiring Fund Shares to be issued and delivered to the corresponding Acquired Fund for the account of the Acquired Fund Investors, pursuant to the terms hereof, will have been duly authorized as of the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable, and the shares of the class of the Acquiring Fund issued and outstanding prior to the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and the applicable notice or filing requirements, or exemptions therefrom, of all applicable state securities laws, and the regulations thereunder, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect thereto;

                   5.1.h. From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by Nations Funds with respect to the Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

                   5.1.i. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by Nations Funds, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by Nations Funds, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

                   5.1.j. All federal and other tax returns and reports of Nations Funds and the Acquiring Fund required by law to be filed on or before the Closing Date have been or will be filed, and all federal and other taxes owed by Nations Funds on behalf of the Acquiring Fund have been or will be paid so far as due, and to the best of Nations Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return; and

                   5.1.k. The Acquiring Fund intends to qualify as a "regulated investment company" under the Code, has conducted material investment operations prior to the Closing Date, and has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; The Acquiring Fund has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its current taxable year.

5.2. Time Horizon Funds, on behalf of itself and each Acquired Fund, represents and warrants to Nations Funds as follows:

                   5.2.a. Time Horizon Funds was duly incorporated under the laws of the State of Delaware for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the State of Delaware, and its Declaration of Trust and the laws of the State of Delaware provide that the affairs of Time Horizon Funds shall be managed under the direction of the Trustees and grant them all powers necessary or desirable to carry out such responsibility, including administering Time Horizon Funds business as currently conducted by Time Horizon Funds and as described in the current prospectuses of Time Horizon Funds; Time Horizon Funds is registered as an investment company classified as an open-end management company under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

                   5.2.b. All of the issued and outstanding shares of common stock of each Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;

                   5.2.c. Each Acquired Fund is not in violation of, and the execution, delivery and performance of this Agreement by Time Horizon Funds for itself and on behalf of each Acquired Fund does not and will not
                            (i) violate Time Horizon Funds' Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Time Horizon Funds is a party or by which its properties or assets are bound, except as otherwise previously disclosed in writing to the Acquiring Fund;

                   5.2.d. Except as previously disclosed in writing to Nations Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Time Horizon Funds' knowledge, threatened against Time Horizon Funds or its business, the Acquired Funds or any of their properties or assets which, if adversely determined, would materially and adversely affect Time Horizon or an Acquired Fund's financial condition or the conduct of their business, and Time Horizon Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

                   5.2.e. The Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquired Fund as of and for the year ended June 30, 1998, audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to the Acquiring Fund) and the unaudited Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquired Fund as of and for the six-month period ended December 31, 1998 (copies of which have been or will be furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of each Acquired Fund as of such date and the results of its operations and the changes in its Net Assets for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no Liabilities of any Acquired Fund known to Time Horizon Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

                   5.2.f. Since the date of the most recent audited financial statements, there has not been any material adverse change in any Acquired Fund's financial condition, Assets, Liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph (f), neither a decline in an Acquired Fund's net asset value per share nor a decrease in an Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

                   5.2.g. All federal and other tax returns and reports of Time Horizon Funds and each Acquired Fund required by law to be filed on or before the Closing Date, have been or will be filed, and all federal and other taxes owed by Time Horizon Funds on behalf of the Acquired Funds, have been or will be paid so far as due, and to the best of Time Horizon Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

                   5.2.h. Each Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code, as of and since its first taxable year; has been a "regulated investment company" under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a "regulated investment company" under the Code for its taxable year ending upon its liquidation;

                   5.2.i. All issued and outstanding shares of each Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable by Time Horizon Funds, and all such shares will, at the time of the Closing(s), be held by the persons and in the amounts set forth in the list of Acquired Fund Investors provided to the Acquiring Fund, pursuant to paragraph 3.4, and no Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

                   5.2.j. At the Closing Date, each Acquired Fund will have good and marketable title to its Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act or state securities laws, and except for any liens or transfer tax liens arising in connection with the transfer of Fund Assets pursuant to this Agreement;

                   5.2.k. The execution, delivery and performance of this Agreement on behalf of the Acquired Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of Time Horizon Funds and the Trustees, and this Agreement constitutes a valid and binding obligation of Time Horizon Funds and each Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

                   5.2.l. From the effective date of the Registration Statement, through the time of the meeting of the Time Horizon Funds shareholders, and on the Closing Date, the Registration Statement insofar as it relates to materials provided by Time Horizon Funds or the Acquired Funds, used in connection with the preparation of the Registration Statement: (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by Time Horizon Funds, on behalf of the Acquired Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

                   5.2.m. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by Time Horizon Funds, for itself and on behalf of each Acquired Fund, or the performance of the Agreement by Time Horizon Funds for itself and on behalf of each Acquired Fund, except for the effectiveness of the Registration Statement, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Funds as described in paragraph 8.1; and

                   5.2.n. At the Closing Date, the Acquired Funds will have good and marketable title to their assets and full right, power and authority to assign, deliver and otherwise transfer such assets.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUNDS

         The obligations of Time Horizon Funds to consummate the Reorganization with respect to each Acquired Fund shall be subject to the performance by Nations Funds, for itself and on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the Acquiring
Fund:

        6.1. All representations and warranties of Nations Funds with respect to the Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

        6.2. Nations Funds, on behalf of the Acquiring Fund, shall have delivered to Time Horizon Funds at the Closing(s) a certificate executed on behalf of the Acquiring Fund by Nations Funds' President, Secretary, Assistant Secretary, or other authorized officer, in a form and substance reasonably satisfactory to Time Horizon Funds and dated as of the Closing Date, to the effect that the representations and warranties of Nations Funds with respect to the Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as such Acquired Fund shall reasonably request.

        6.3. Each Acquired Fund shall have received at the Closing(s) a favorable opinion of Morrison & Foerster LLP, counsel to Nations Funds (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to each Acquired Fund, substantially to the effect that:

                   6.3.a. Nations Funds is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

                   6.3.b. the Acquiring Fund is a portfolio of Nations Funds, which is a company duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of the Commonwealth of Massachusetts and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of Nations Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering Nations Funds' business as described in the current prospectuses of Nations Funds;

                   6.3.c. this Agreement has been duly authorized, executed and delivered on behalf of Nations Funds and the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Funds, is a valid and binding obligation of Nations Funds enforceable against Nations Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

                   6.3.d. the Acquiring Fund Shares to be issued to the Acquired Funds Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

                   6.3.e. the N-1A Post-Effective Amendment and the Registration Statement have become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

                   6.3.f. no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation by Nations Funds of the Reorganization with respect to the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and except for such consents, approvals, authorizations and filings as may be required under state securities or blue sky law;

                   6.3.g. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by Nations Funds, and the Acquiring Fund, do not violate or result in a violation of the Nations Funds Agreement and Declaration of Trust or By-Laws, or any judgment, order or decree known to such counsel, of any court or arbiter, to which Nations Funds is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Nations Funds is now bound or to which it is now a party;

                   6.3.h. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the combined proxy statement/prospectus ("Combined Proxy/Prospectus"), involving Nations Funds or the Acquiring Fund, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to Nations Funds or the Acquiring Fund, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

                   6.3.i. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Nations Funds or the Acquiring Fund or any of their properties or assets and neither Nations Funds nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

     6.4. As of the Closing Date with respect to the Reorganization of each Acquired Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts described in the prospectus of the Acquiring Fund delivered to the corresponding Acquired Fund pursuant to paragraph 4.1 and in the notice of meeting, form of proxy and Combined Proxy/Prospectus (collectively, "Proxy Materials").

     6.5. With respect to the Acquiring Fund, the Board of Trustees of Nations Funds, including a majority of the "non-interested" Trustees, has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

     6.6. For the period beginning at the Closing Date of the last Reorganization to occur and ending not less than six years thereafter, Nations Funds, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Trustees and officers of Time Horizon Funds, covering the actions of such Trustees and officers of Time Horizon Funds for the period they served as such.

     6.7. NBAI shall have delivered to Time Horizon Funds, no later than August 9, 1999, a certificate, in form and substance reasonably satisfactory to Time Horizon Funds, bringing current the representations made in the certificate provided by NBAI to Pacific Horizon Funds, Inc. and Master Investment Trust, Series I on May 4, 1999 with respect to The Bank of New York's capability of satisfactorily providing accounting services for the Pacific Horizon funds, master portfolios of Master Investment Trust, Series I and Nations funds, on a combined basis, following the reorganization of the series of Pacific Horizon Funds, Inc. and Master Investment Trust, Series I into corresponding series of Nations funds.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of Nations Funds to consummate the Reorganization with respect to the Acquiring Fund shall be subject to the performance by Time Horizon Funds of all the obligations to be performed by it hereunder, with respect to each corresponding Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of Time Horizon Funds with respect to the Acquired Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

     7.2. Time Horizon Funds, on behalf of each Acquired Fund, shall have delivered to the Acquiring Fund at the Closing(s) a certificate executed on behalf of each Acquired Fund, by Time Horizon Funds' President, Secretary or Assistant Secretary, or other authorized officer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of Time Horizon Funds with respect to each Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as the Acquiring Fund shall reasonably request.

    7.3. The Acquiring Fund shall have received at the Closing(s) a favorable opinion of Vedder, Price, Kaufman & Kammholz, counsel to Time Horizon Funds (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to the Acquiring Fund, substantially to the effect that:

                   7.3.a. Time Horizon Funds is a duly registered, open-end management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

                   7.3.b. each Acquired Fund is a portfolio of Time Horizon Funds which is a business trust duly established, validly existing and in good standing under the laws of the State of Delaware, and the Declaration of Trust and by-Laws and the laws of the State of Delaware provide that the affairs of Time Horizon Funds shall be managed under the direction of the

                            Trustees and grants them all powers necessary or desirable to carry out such responsibility, including administering Time Horizon Funds' business as described in the current prospectuses of Time Horizon Funds;

                   7.3.c. this Agreement has been duly authorized, executed and delivered by Time Horizon Funds, for itself and on behalf of each Acquired Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquiring Fund, is a valid and binding obligation of Time Horizon Funds, enforceable against Time Horizon Funds in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and court decisions with respect thereto, and such counsel will express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity;

                   7.3.d. no consent, approval, authorization, filing or order of any governmental authority or to such counsel's knowledge, order of any court of the United States or any state is required for the consummation of the Reorganization by Time Horizon Funds with respect to each Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and except for such consents, approvals, authorizations and filings as may be required under state securities or blue sky law;

                   7.3.e. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by Time Horizon Funds, and each Acquired Fund, do not violate or result in a violation of the Time Horizon Funds' Declaration of Trust or By-Laws, or any judgment, order or decree known to such counsel, of any court or arbiter, to which Time Horizon Funds is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Time Horizon Funds is now bound or to which it is now a party;

                   7.3.f. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the Combined Proxy/Prospectus involving Time Horizon Funds or the Acquired Funds, are required to be described in the Combined Proxy/Prospectus which are not described as required and (b) there are no contracts or documents relating to Time Horizon Funds or the Acquired Funds, known to such counsel, of a character required to be described in the Combined Proxy/Prospectus or to be filed as an exhibit to the Registration Statement that are not described or filed as required; and

                   7.3.g. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Time Horizon Funds or an Acquired Fund or any of their properties or assets and neither Time Horizon Funds nor an Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business.

     7.4.          Nations Funds, on behalf of the Acquiring Fund, shall have received from PricewaterhouseCoopers LLP a letter addressed to Nations Funds, on behalf of the Acquiring Fund, and dated as of the Closing Date with respect to the Acquired Funds, in form and substance satisfactory to Nations Funds, to the effect that:

                   7.4.a. they are independent accountants with respect to Time Horizon Funds and each Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder;

                   7.4.b. in their opinion, the audited financial statements and the per share data provided in accordance with
                            Item 3 in Form N-1A (the "Per Share Data") of the Acquired Fund included or incorporated by reference in the Registration Statement previously reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                   7.4.c. on the basis of limited procedures agreed upon by Nations Funds, on behalf of the Acquiring Fund and Time Horizon Funds, on behalf of the Acquired Funds, and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data with respect to the Acquired Funds used in the calculation of any figure expressed numerically or in dollars or percentages that appear in the Registration Statement under: (a) "Table II - Total Expense Information" in the Combined Proxy Statement/Prospectus; (b) "Table III
                            - Capitalization as of February 28, 1999 in the Combined Proxy Statement/Prospectus; (c) "Appendix II - Expense Summaries of Time Horizon Funds and the Corresponding Nations Funds" in the Combined Proxy Statement/Prospectus; and (d) the PRO FORMA financial statements in the Statement of Additional Information, agree with the underlying accounting records of the Acquired Funds or with written estimates provided by officers of Time Horizon Funds having responsibility for financial and reporting matters, and were found to be mathematically correct.

     7.5. Time Horizon Funds shall have delivered to the Acquiring Fund, pursuant to paragraph 5.2(e), copies of financial statements of each Acquired Fund as of and for the year ended June 30, 1999, audited by PricewaterhouseCoopers LLP.

     7.6. The Board of Trustees of Time Horizon Funds, including a majority of "non-interested" Trustees, has determined that the Reorganization is in the best interests of Time Horizon Funds and that the interests of the existing shareholders of Time Horizon Funds would not be diluted as a result of the Reorganization.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUNDS

         The obligations of the Acquiring Fund and of each corresponding Acquired Fund herein are subject to the further conditions that on or before the Closing Date with respect to the Acquiring Fund and each corresponding Acquired
Fund:

     8.1. This Agreement and the transactions contemplated herein shall have been approved by a majority of the votes of the shares of common stock outstanding and entitled to vote of Time Horizon Funds and of each Acquired Fund, consistent with the provisions of the laws of the State of Delaware, Time Horizon Funds' Declaration of Trust and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Approval of this Agreement by a majority of the votes of the shares of common stock outstanding and entitled to vote in an Acquired Fund shall constitute approval of all of the transactions contemplated herein, including the reorganization of all investment portfolios of Time Horizon Funds with the Nations Family of Funds and the dissolution of Time Horizon Funds, subject to the approval under Delaware law and the Declaration of Trust of Time Horizon Funds by a majority of the votes of the shares of common stock outstanding and entitled to vote of Time Horizon Funds.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by Nations Funds, on behalf of the Acquiring Fund or by Time Horizon Funds, on behalf of the Acquired Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of any of the Acquiring Fund or its corresponding Acquired Fund.

     8.4. The N-1A Post-Effective Amendment and the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. Except to the extent prohibited by Rule 19b-1 promulgated under the 1940 Act, each Acquired Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Applicable Valuation Date, which, together with all previous dividends, shall have the effect of distributing to each Acquired Fund's shareholders substantially all of its net investment company taxable income, if any, for all taxable periods or years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain, if any, realized for all taxable periods or years ending on or prior to the Closing Date (after reduction for any capital loss carry forward.)

     8.6. Nations Funds, on behalf of the Acquiring Fund, and Time Horizon Funds, on behalf of each Acquired Fund, shall have received from PricewaterhouseCoopers LLP a letter dated as of the Closing Date, in form and substance satisfactory to Nations Funds and to Time Horizon Funds, to the effect that on the basis of limited procedures agreed upon by Nations Funds, on behalf of the Acquiring Fund and Time Horizon Funds, on behalf of the Acquired Funds (but not an examination in accordance with generally accepted auditing standards), the data with respect to the Acquiring Fund used in the calculation of any figure expressed numerically or in dollars or percentages that appear in the Registration Statement under: (a) "Table II - Total Expense Information" in the Combined Proxy Statement/Prospectus; (b) "Table III - Capitalization" in the Combined Proxy Statement/Prospectus; and (c) "Appendix II - Expense Summaries of Time Horizon Funds and the Corresponding Nations Fund" in Combined Proxy Statement/Prospectus; and (d) the pro forma financial statements in the Statement of Additional Information, agree with the underlying accounting records of the Acquiring Fund or with written estimates provided by officers of Nations Funds having responsibility for financial and reporting matters, and were found to be mathematically correct.

     8.7. Nations Funds and Time Horizon Funds shall have received an opinion of Morrison & Foerster LLP addressed to both Nations Funds and Time Horizon Funds in a form reasonably satisfactory to them, and dated as of the Closing Date, substantially to the effect that on the basis of facts, representations, and assumptions set forth in such opinion:

                   8.7.a. each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the corresponding Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code with respect to such Reorganization.

                   8.7.b. no gain or loss will be recognized by an Acquired Fund upon the transfer of its assets and Liabilities to the Acquiring Fund solely in exchange for the Acquiring Fund Shares;

                   8.7.c. no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets and assumption of Liabilities of the corresponding Acquired Fund solely in exchange for the Acquiring Fund Shares;

                   8.7.d. the basis of an Acquired Fund's assets received by the Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization;

                   8.7.e. the holding period of an Acquired Fund's assets in the hands of the Acquiring Fund will include the period for which such assets have been held by the Acquired Fund;

                   8.7.f. no gain or loss will be recognized by an Acquired Fund on the distribution to its shareholders of the Acquiring Fund Shares to be received by the Acquired Fund in the Reorganization;

                   8.7.g. no gain or loss will be recognized by the shareholders of an Acquired Fund upon their receipt of the Acquiring Fund Shares in exchange for such shareholders' shares of the Acquired Fund;

                   8.7.h. the basis of the Acquiring Fund Shares received by the shareholders of the corresponding Acquired Fund will be the same as the basis of the Acquired Fund shares surrendered by such shareholders pursuant to the Reorganization;

                   8.7.i. the holding period for the Acquiring Fund Shares received by the Acquired Fund shareholders will include the period during which such shareholders held the Acquired Fund shares surrendered therefor, provided that such Acquired Fund shares are held as a capital asset in the hands of the Acquired Fund shareholders on the date of the exchange; and

                   8.7.j. the Acquiring Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the corresponding Acquired Fund as of the Closing Date, subject to the conditions and limitations specified in the Code.

         In rendering such opinion described in this paragraph 8.7, Morrison & Foerster LLP may require and, to the extent they deem necessary and appropriate, may rely upon representations made in certificates of Nations Funds and Time Horizon Funds, their affiliates, and principal shareholders. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the corresponding Acquired Funds may waive the condition set forth in this paragraph 8.7.



     8.8. Nations Funds and Time Horizon Funds shall have received a memorandum addressed to Nations Funds and the Time Horizon Funds, in form reasonably satisfactory to them, prepared by Morrison & Foerster LLP concerning the filing of notices and/or other documents, and the payment of fees, in connection with the shares to be issued by Nations Funds pursuant to this Agreement under applicable state securities laws or the exemption from such filing and payment requirements under such laws.

     8.9. The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

     8.10. Time Horizon Funds' agreements with each of its service contractors shall have terminated before or at the Closing, and each party has received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

9.   FINDER'S FEES AND EXPENSES

     9.1. Nations Funds, for itself and on behalf of the Acquiring Fund and Time Horizon Funds, on behalf of itself and on behalf of the Acquired Funds, represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2. NationsBanc Advisors, Inc. shall bear, or shall cause one of its affiliates to bear, the customary expenses associated with the transactions contemplated by this Agreement.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1. Except for certain side letter agreements, between NationsBanc Advisors, Inc. and Time Horizon Funds, this Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

     10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.

11.  TERMINATION

     11.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the
                  Closing:

                   11.1.a. by the mutual written consent of Nations Funds and Time Horizon Funds;

                   11.1.b. by either Nations Funds or Time Horizon Funds by notice to the other, without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a default or breach of this Agreement by such terminating party) if such Closing(s) shall not have occurred on or before December 31, 1999, or such other date as may be agreed to by the parties; or

                   11.1.c. by either of Nations Funds or the Time Horizon Funds, in writing without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a material default or breach of this Agreement by such terminating party), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed prior to the Closing Date, (ii) the other party materially breaches or shall have materially breached any of its representations, warranties or covenants contained herein, or (iii) any other express condition precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2.    Termination of this Agreement pursuant to paragraphs 11.1(a) or
              (b) shall terminate all obligations of the parties hereunder with respect to the Acquired Fund and Acquiring Fund affected by such termination, or with respect to Nations Funds and Time Horizon Funds, as the case may be, and there shall be no liability for damages on the part of Nations Funds or Time Horizon Funds or the Trustees or officers of Nations Funds or Trustees or officers of Time Horizon Funds, on account of termination pursuant to paragraphs 11.1(a) or (b), except for possible liability on the part of Nations Funds or Time Horizon Funds as provided in paragraphs 11.1(a) or (b); provided, however, that notwithstanding any termination of this Agreement pursuant to paragraph 11.1, such termination shall not relieve NationsBanc Advisors, Inc. of its obligations pursuant to paragraph 9.2 hereof.

12.  AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Nations Funds, acting on behalf of the Acquiring Fund and the authorized officers of Time Horizon Funds, acting on behalf of each Acquired Fund; provided, however, that following the meeting of the shareholders of the Acquired Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting such Acquired Fund Investors, without the Acquired Fund obtaining the Time Horizon Fund(s)' shareholders further approval except that nothing in this paragraph 12 shall be construed to prohibit any Acquiring Fund and the corresponding Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

         At any time prior to or (to the fullest extent permitted by law) after approval of this Agreement by the shareholders of Time Horizon Funds either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing and authorized by the Board of Trustees of the waiving party, or any appropriate officer of either party, with or without the approval of such party's shareholders).

13.  NOTICES

         Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

         For Nations Funds, on behalf of itself and the Acquiring Fund:

                          Richard H. Blank, Jr.
                          Secretary
                          c/o Stephens Inc.
                          111 Center Street
                          Little Rock, Arkansas  72201

                          With copies to:

                          Robert M. Kurucza and
                          Marco E. Adelfio
                          Morrison & Foerster LLP
                          2000 Pennsylvania Avenue, N.W., Suite 5500
                          Washington, D.C.  20006





         For Time Horizon Funds, on behalf of itself and each Acquired Fund:


                          c/o Cathy G. O'Kelly
                          Secretary
                          Vedder, Price, Kaufman & Kammholz
                          222 North La Salle Street
                          Chicago, IL  60601-1003

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1. The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to articles, paragraphs, subparagraphs or Schedules shall be construed as referring to articles, paragraphs or subparagraphs hereof or Schedules hereto, respectively. Whenever the terms hereto, hereunder, herein or hereof are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual article, paragraph, subparagraph or sentence.

     14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws principles otherwise applicable therein.

     14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5. It is expressly agreed that the obligations of Nations Funds hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Nations Funds personally, but shall bind only the assets and the property of the Acquiring Fund of Nations Funds, as provided in its Agreement and Declaration of Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the Acquiring Fund of Nations Funds as provided in its Agreement and Declaration of Trust.

     14.6. No Acquired Fund shall have any liability for the obligations of any other Acquired Fund hereunder and the Acquiring Fund shall not have any liability for the obligation of any other Acquiring Fund.

     14.7. The names "Time Horizon Funds" and "Trustees of Time Horizon Funds" refer respectively to the corporation created and the Trustees, as Trustees but not individually or personally, acting from time to time under Time Horizon Funds' Declaration of Trust, which is hereby referred to and a copy of which is on file in the State of Delaware and at the principal office of Time Horizon Funds. The obligations of "Time Horizon Funds" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the corporation personally, but bind only the corporate property, and all persons dealing with any class of shares of the corporation must look solely to the corporate property belonging to such class for the enforcement of any claims against the corporation.

     14.8. Any announcement or similar publicity with respect to this Agreement or the transactions contemplated herein shall be made only at such time and in such manner as the parties shall agree; provided that nothing herein shall prevent either party upon notice to the other party from making such public announcements as such party's counsel may consider advisable in order to satisfy the party's legal and contractual obligations in such regard.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their authorized officers, and attested by their Secretaries as of the day and year first written above.





                                    NATIONS INSTITUTIONAL RESERVES, for itself
ATTEST:                             and on behalf of the Acquiring Fund

/s/ Richard H. Blank, Jr.           By: /s/ A. Max Walker
------------------------                -----------------
Richard H. Blank, Jr.                     A. Max Walker
Secretary                                 President and Chairman of the Board of
                                          Trustees


                                    TIME HORIZON FUNDS, for itself and on behalf
ATTEST:                             of each Acquired Fund


/s/ Cathy G. O'Kelly                By:  /s/ Cornelius J. Pings
--------------------                     -----------------------
Cathy G. O'Kelly                          Dr. Cornelius J. Pings
Secretary                                 President and Chairman of the Board of
                                          Trustees


                                    NATIONSBANC ADVISORS, INC., hereby joins in this Agreement with respect to, and agrees to be bound by Paragraphs 9.2 and 11.2 hereof

                                    By:  /s/ Robert H. Gordon
                                         ---------------------
                                          Robert H. Gordon
                                          President

                                        SCHEDULE A



ACQUIRED FUND                                                            ACQUIRING FUND
------------                                                             --------------

Time Horizon Portfolio I                                             Nations Asset Allocation Fund
    Share Class A                                                              Investor A
    Share Class B                                                              Investor B
    Share Class K                                                              Investor C

Time Horizon Portfolio II                                            Nations Asset Allocation Fund
    Share Class A                                                              Investor A
    Share Class B                                                              Investor B
    Share Class K                                                              Investor C

Time Horizon Portfolio III                                           Nations Asset Allocation Fund
    Share Class A                                                              Investor A
    Share Class B                                                              Investor B
    Share Class K                                                              Investor C

                                   APPENDIX II

                   EXPENSE SUMMARIES OF THE TIME HORIZON FUNDS
                        AND NATIONS ASSET ALLOCATION FUND
                 -----------------------------------------------


                  The following tables (a) compare the fees and expenses as of February 28, 1999, for the Time Horizon Funds and Nations Asset Allocation Fund and (b) show the estimated fees and expenses for Nations Asset Allocation Fund on a PRO FORMA basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. The fund operating expense levels shown in this Proxy/Prospectus assume current net asset levels; PRO FORMA expense levels shown should not be considered an actual representation of future expenses or performance. Such PRO FORMA expense levels project anticipated levels but may be greater or less than those shown. NBAI has agreed that it will commit to waive fees and/or reimburse expenses as needed to ensure that, for one year from the Reorganization, Nations Asset Allocation Fund total expense ratios will not exceed the PRO FORMA after waiver expense ratios shown in Table II appearing in the combined Proxy Statement/Prospectus, absent a determination by the Nations Board that extraordinary circumstances or a material reduction in Fund assets has occurred that has made it appropriate to permit an increase in expense ratios. There can be no assurance that such expense ratios will continue after this commitment expires.

                  Please note that the B Shares of the Time Horizon Funds are no longer being offered for sale.


                                                 TIME HORIZON PORTFOLIO 1-A SHARES

                                             NATIONS ASSET ALLOCATION FUND-INVESTOR A SHARES



                                                                                 TIME            NATIONS ASSET
                                                                                HORIZON            ALLOCATION         COMBINED FUND
                                                                              PORTFOLIO 1             FUND              PRO FORMA
                                                                              -----------             ----              ---------
SHAREHOLDER TRANSACTION EXPENSES:
         Maximum Sales Load Imposed on Purchases
                  (as a percentage of offering price) .................          None                5.75%                5.75%
         Maximum Sales Load Imposed on
                  Reinvested Dividends.................................          None                 None                None
         Maximum Deferred Sales Load
                  (as a percentage of redemption proceeds)(1)..........         1.00%                1.00%                1.00%
         Redemption Fees ..............................................          None                 None                None
         Exchange Fee .................................................          None                 None                None

ANNUAL FUND OPERATING EXPENSES:
         (as a percentage of average net assets)
         Management Fees (after waivers)(2)............................         0.00%                0.65%                0.65%
         12b-1/Shareholder Servicing Fees (after waivers)..............         0.25%                0.25%                0.25%
         Other Expenses (after waivers)(3).............................         0.95%                0.30%                0.30%
                                                                                ----                 ----                 ----

TOTAL FUND OPERATING EXPENSES (after waivers):(4)......................         1.20%                1.20%                1.20%
                                                                                ====                 ====                 =====

----------------------------------------


             1 Certain Class A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within two years after purchase.

             2 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 1 and 0.65% for the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."

             3 Other Expenses (absent waivers) would be 1.01% for Time Horizon Portfolio 1 and 0.32% for Nations Asset Allocation Fund.

             4 Total Fund Operating Expenses (absent waivers) would be 1.66% for Time Horizon Portfolio 1, and 1.22% for the Nations Asset Allocation Fund and the Combined Fund.


EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:




                                                                                TIME               NATIONS ASSET
                                                                              HORIZON                ALLOCATION        COMBINED FUND
                                                                            PORTFOLIO I                 FUND              PRO FORMA
1 year ..................................................                     $ 12                     $ 69                 $ 69
3 years .................................................                       38                       93                   93
5 years .................................................                       66                      120                  120
10 years ................................................                      145                      195                  195

-----------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

                  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                        TIME HORIZON PORTFOLIO 1-B SHARES

                 NATIONS ASSET ALLOCATION FUND-INVESTOR B SHARES



                                                                                 TIME              NATIONS ASSET
                                                                                HORIZON               ALLOCATION       COMBINED FUND
                                                                              PORTFOLIO 1                FUND             PRO FORMA
                                                                              -----------                ----             ---------
SHAREHOLDER TRANSACTION EXPENSES:
         Maximum Sales Load Imposed on Purchases
                  (as a percentage of offering price) .................          None                   None                None
         Maximum Sales Load Imposed on
                  Reinvested Dividends.................................          None                   None                None
         Maximum Deferred Sales Load
                  (as a percentage of redemption proceeds).............          5.00%                  5.00%               5.00%
         Redemption Fees ..............................................          None                   None                None
         Exchange Fee .................................................          None                   None                None

ANNUAL FUND OPERATING EXPENSES:
         (as a percentage of average net assets)
         Management Fees (after waivers)(1)............................          0.00%                  0.65%               0.65%
         12b-1/Shareholder Servicing Fees (after waivers)..............          1.00%                  1.00%               1.00%
         Other Expenses (after waivers)(2).............................          0.95%                  0.30%               0.30%
                                                                                 ----                   ----                ----

TOTAL FUND OPERATING EXPENSES (after waivers):(3)......................          1.95%                  1.95%               1.95%
                                                                                 ====                   ====                =====

----------------------------------------

             1 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 1, and 0.65% for the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."
             2 Other Expenses (absent waivers) would be 1.01% for Time Horizon Portfolio 1 and 0.32% for the Nations Asset Allocation Fund.
             3 Total Fund Operating Expenses (absent waivers) would be 2.41% for Time Horizon Portfolio 1, and 1.97% for the Nations Asset Allocation Fund and the Combined Fund.

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                                                             TIME       NATIONS ASSET
                                                                                           HORIZON       ALLOCATION   COMBINED FUND
                                                                                         PORTFOLIO 1       FUND        PRO FORMA
                                                                                         -----------       ----        ---------
1 year ..........................................................................            $ 70         $ 70             $ 70
3 years .........................................................................              91           91               91
5 years .........................................................................             125          125              125
10 years ........................................................................             208          208              208

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) no redemption at the end of each time period:


                                                                                             TIME       NATIONS ASSET
                                                                                            HORIZON     ALLOCATION    COMBINED FUND
                                                                                          PORTFOLIO 1      FUND         PRO FORMA
                                                                                          -----------      ----         ---------
1 year ..........................................................................            $ 20         $ 20             $ 20
3 years .........................................................................              61           61               61
5 years .........................................................................             105          105              105
10 years ........................................................................             208          208              208

----------------------------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

                  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.



                        TIME HORIZON PORTFOLIO 1-K SHARES

                 NATIONS ASSET ALLOCATION FUND-INVESTOR C SHARES



                                                                                              TIME      NATIONS ASSET
                                                                                            HORIZON       ALLOCATION   COMBINED FUND
                                                                                          PORTFOLIO 1        FUND        PRO FORMA
                                                                                          -----------        ----        ---------
SHAREHOLDER TRANSACTION EXPENSES:
         Maximum Sales Load Imposed on Purchases
                  (as a percentage of offering price) ...........................            None             None             None
         Maximum Sales Load Imposed on
                  Reinvested Dividends ..........................................            None             None             None
         Maximum Deferred Sales Load (as a percentage of
                  redemption proceeds)1 .........................................            None             1.00%            1.00%
         Redemption Fees ........................................................            None             None             None
         Exchange Fee ...........................................................            None             None             None

ANNUAL FUND OPERATING EXPENSES:
         (as a percentage of average net assets)
         Management Fees (after waivers)2 .......................................            0.00%            0.65%            0.65%
         12b-1 Fees/Shareholder Servicing (after waivers) .......................            0.75%            1.00%            1.00%
         Other Expenses (after waivers)3 ........................................            0.95%            0.30%            0.30%
                                                                                             ----             ----             ----

TOTAL FUND OPERATING EXPENSES (after waivers):4 .................................            1.70%            1.95%            1.95%
                                                                                             ====             ====             ====


----------------------------------------

             1 Investor C Shares that are purchased at net asset value are subject to a Deferred Charge if redeemed within one year of purchase.
             2 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 1, and 0.65% for Nations Asset Allocation Fund and the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."
             3 Other Expenses (absent waivers) would be 1.01% for Time Horizon Portfolio1 and 0.32% for the Nations Asset Allocation Fund.
             4 Total Fund Operating Expenses (absent waivers) would be 2.16% for Time Horizon Portfolio 1, and 1.97% for Nations Asset Allocation Fund and the Combined Fund.

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:




                                                                                            TIME        NATIONS ASSET
                                                                                          HORIZON        ALLOCATION    COMBINED FUND
                                                                                        PORTFOLIO 1          FUND        PRO FORMA
                                                                                        -----------          ----        ---------
1 year ..........................................................................            $ 17             $ 30             $ 30
3 years .........................................................................              54               61               61
5 years .........................................................................              92              105              105
10 years ........................................................................             201              228              228

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) no redemption at the end of each time period:




                                                                                            TIME        NATIONS ASSET
                                                                                          HORIZON         ALLOCATION   COMBINED FUND
                                                                                        PORTFOLIO 1           FUND       PRO FORMA
                                                                                        -----------           ----       ---------
1 year ..........................................................................            $ 17             $ 20             $ 20
3 years .........................................................................              54               61               61
5 years .........................................................................              92              105              105
10 years ........................................................................             201              228              228

--------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

                  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.



                                                        TIME HORIZON PORTFOLIO 2-A SHARES

                                                 NATIONS ASSET ALLOCATION FUND-INVESTOR A SHARES




                                                                                         TIME          NATIONS ASSET
                                                                                       HORIZON         ALLOCATION     COMBINED FUND
                                                                                     PORTFOLIO 2          FUND          PRO FORMA
                                                                                     -----------          ----          ---------
SHAREHOLDER TRANSACTION EXPENSES:
         Maximum Sales Load Imposed on Purchases
                  (as a percentage of offering price) ...........................        None             5.75%            5.75%
         Maximum Sales Load Imposed on
                  Reinvested Dividends ..........................................        None             None             None
         Maximum Deferred Sales Load
                  (as a percentage of redemption proceeds)(1)....................        1.00%            1.00%            1.00%
         Redemption Fees ........................................................        None             None             None
         Exchange Fee ...........................................................        None             None             None

ANNUAL FUND OPERATING EXPENSES:
         (as a percentage of average net assets)
         Management Fees (after waivers)(2)......................................        0.00%            0.65%            0.65%
         12b-1/Shareholder Servicing Fees (after waivers) .......................        0.25%            0.25%            0.25%
         Other Expenses (after waivers)(3).......................................        0.95%            0.30%            0.30%
                                                                                         ----             ----             ----

TOTAL FUND OPERATING EXPENSES (after waivers):(4)................................        1.20%            1.20%            1.20%
                                                                                         ====             ====             ====

----------------------------------------

             1 Certain A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within a two years after purchase.

             2 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 2, and 0.65% for the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."

             3 Other Expenses (absent waivers) would be 0.32% for the Nations Asset Allocation Fund.

             4 Total Fund Operating Expenses (absent waivers) would be 1.60% for Time Horizon Portfolio 2, and 1.22% for Nations Asset Allocation Fund and the Combined Fund.

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:




                                                                                           TIME          NATIONS ASSET
                                                                                         HORIZON         ALLOCATION    COMBINED FUND
                                                                                       PORTFOLIO 2          FUND           PRO FORMA
                                                                                       -----------          ----           ---------
1 year ..........................................................................            $ 12             $ 69             $ 69
3 years .........................................................................              38               93               93
5 years .........................................................................              66              120              120
10 years ........................................................................             145              195              195


* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

                  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.




                                                              TIME HORIZON PORTFOLIO 2-B SHARES

                                                       NATIONS ASSET ALLOCATION FUND-INVESTOR B SHARES



                                                                                             TIME        NATIONS ASSET
                                                                                           HORIZON        ALLOCATION   COMBINED FUND
                                                                                         PORTFOLIO 2          FUND        PRO FORMA
                                                                                         -----------          ----        ---------
SHAREHOLDER TRANSACTION EXPENSES:
         Maximum Sales Load Imposed on Purchases
                  (as a percentage of offering price) ...........................            None             None             None
         Maximum Sales Load Imposed on
                  Reinvested Dividends ..........................................            None             None             None
         Maximum Deferred Sales Load
                  (as a percentage of redemption proceeds) ......................            5.00%            5.00%            5.00%
         Redemption Fees ........................................................            None             None             None
         Exchange Fee ...........................................................            None             None             None

ANNUAL FUND OPERATING EXPENSES:
         (as a percentage of average net assets)
         Management Fees (after waivers)(1)......................................            0.00%            0.65%            0.65%
         12b-1/Shareholder Servicing Fees (after waivers) .......................            1.00%            1.00%            1.00%
         Other Expenses (after waivers)(2) ......................................            0.95%            0.30%            0.30%
                                                                                             ----             ----             ----

TOTAL FUND OPERATING EXPENSES (after waivers):(3)................................            1.95%            1.95%            1.95%
                                                                                             ====             ====             ====


             1 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 2, and 0.65% for the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."
             2 Other Expenses (absent waivers) would be 0.32% for the Nations Asset Allocation Fund.
             3 Total Fund Operating Expenses (absent waivers) would be 2.35% for Time Horizon Portfolio 2, and 1.97% for the Nations Asset Allocation Fund and the Combined Fund.

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                                                        TIME        NATIONS ASSET
                                                                                      HORIZON        ALLOCATION        COMBINED FUND
                                                                                    PORTFOLIO 2         FUND               PRO FORMA
                                                                                    -----------         ----               ---------
1 year .........................................................................          $ 70             $ 70                $ 70
3 years ........................................................................            91               91                  91
5 years ........................................................................           125              125                 125
10 years .......................................................................           208              208                 208

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) no redemption at the end of each time period:


                                                                                        TIME         NATIONS ASSET
                                                                                      HORIZON         ALLOCATION       COMBINED FUND
                                                                                    PORTFOLIO 2           FUND             PRO FORMA
                                                                                    -----------           ----             ---------
1 year .........................................................................          $ 20             $ 20                 $ 20
3 years ........................................................................            61               61                   61
5 years ........................................................................           105              105                  105
10 years .......................................................................           208              208                  208

----------------------------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

                  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.




                                         TIME HORIZON PORTFOLIO 2-K SHARES

                                  NATIONS ASSET ALLOCATION FUND-INVESTOR C SHARES



                                                                    TIME         NATIONS ASSET
                                                                  HORIZON         ALLOCATION      COMBINED FUND
                                                                PORTFOLIO 2           FUND          PRO FORMA
                                                                -----------           ----          ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ............           None             None              None
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None              None
     Maximum Deferred Sales Load (as a percentage of
         redemption proceeds)1...........................           None             1.00%            1.00%
     Redemption Fees ....................................           None             None              None
     Exchange Fee .......................................           None             None              None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)(2)..................          0.00%             0.65%            0.65%
     12b-1 Fees/Shareholder Servicing (after waivers)....          0.75%             1.00%            1.00%
     Other Expenses (after waivers)(3)...................          0.95%             0.30%            0.30%
                                                                   ----              ----             ----
TOTAL FUND OPERATING EXPENSES (after waivers):(4)........          1.70%             1.95%            1.95%
                                                                   ====              ====             ====

----------------------------------------


      1 Investor C Shares that are purchased at net asset value are subject to a Deferred Charge if redeemed within one year of purchase.
      2 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 2, and 0.65% for the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."
      3 Other Expenses (absent waivers) would be 0.32% for the Nations Asset Allocation Fund.

      4 Total Fund Operating Expenses (absent waivers) would be 2.10% for Time Horizon Portfolio 2, and 1.97% for Nations Asset Allocation Fund and the Combined Fund

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:




                                                                TIME          NATIONS ASSET
                                                               HORIZON          ALLOCATION      COMBINED FUND
                                                             PORTFOLIO 2           FUND           PRO FORMA
                                                             -----------           ----           ---------
1 year ............................................            $ 17               $ 30             $ 30
3 years ...........................................              54                 61               61
5 years ...........................................              92                105              105
10 years ..........................................             201                228              228

You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) no redemption at the end of each time period:




                                                                TIME          NATIONS ASSET
                                                               HORIZON          ALLOCATION      COMBINED FUND
                                                             PORTFOLIO 2           FUND           PRO FORMA
                                                             -----------           ----           ---------
1 year ............................................             $17               $ 20             $ 20
3 years ...........................................              54                 61               61
5 years ...........................................              92                105              105
10 years ..........................................             201                228              228

--------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                         TIME HORIZON PORTFOLIO 3-A SHARES

                                  NATIONS ASSET ALLOCATION FUND-INVESTOR A SHARES



                                                                    TIME         NATIONS ASSET
                                                                  HORIZON         ALLOCATION      COMBINED FUND
                                                                PORTFOLIO 3           FUND          PRO FORMA
                                                                -----------           ----          ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ............           None             5.75%            5.75%
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None              None
     Maximum Deferred Sales Load (as a percentage of
         redemption proceeds)(1).........................           1.00%            1.00%            1.00%
     Redemption Fees ....................................           None             None              None
     Exchange Fee .......................................           None             None              None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)(2)..................          0.00%             0.65%            0.65%
     12b-1 Fees/Shareholder Servicing (after waivers)....          0.25%             0.25%            0.25%
     Other Expenses (after waivers)(3)...................          0.95%             0.30%            0.30%
                                                                   ----              ----             ----

TOTAL FUND OPERATING EXPENSES (after waivers):(4)........          1.20%             1.20%            1.20%
                                                                   ====              ====             ====

----------------------------------------


      1 Certain A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within two years after purchase.
      2 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 3, and 0.65% for and the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."
      3 Other Expenses (absent waivers) would be 0.32% for the Nations Asset Allocation Funds.
      4 Total Fund Operating Expenses (absent waivers) would be 1.60% for Time Horizon Portfolio 3, and 1.22% for Nations Asset Allocation Fund and the Combined Fund

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:




                                                                TIME          NATIONS ASSET
                                                               HORIZON          ALLOCATION      COMBINED FUND
                                                             PORTFOLIO 3           FUND           PRO FORMA
                                                             -----------           ----           ---------
1 year ............................................             $12               $ 69             $ 69
3 years ...........................................              38                 93               93
5 years ...........................................              66                120              120
10 years ..........................................             145                195              195

--------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                      TIME HORIZON PORTFOLIO 3-CLASS B SHARES

                                  NATIONS ASSET ALLOCATION FUND-INVESTOR B SHARES



                                                                    TIME         NATIONS ASSET
                                                                  HORIZON         ALLOCATION      COMBINED FUND
                                                                PORTFOLIO 3           FUND          PRO FORMA
                                                                -----------           ----          ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ............           None             None              None
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None              None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds)........           5.00%            5.00%            5.00%
     Redemption Fees ....................................           None             None              None
     Exchange Fee .......................................           None             None              None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)1....................          0.00%             0.65%            0.65%
     12b-1/Shareholder Servicing Fees (after waivers)....          1.00%             1.00%            1.00%
     Other Expenses (after waivers)2.....................          0.95%             0.30%            0.30%
                                                                   ----              ----             ----

TOTAL FUND OPERATING EXPENSES (after waivers):3..........          1.95%             1.95%            1.95%
                                                                   ====              ====             =====

----------------------------------------

      1 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 3, and 0.65% for the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."
      2 Other Expenses (absent waivers) would be 0.32% for the Nations Asset Allocation Fund.
      3 Total Fund Operating Expenses (absent waivers) would be 2.35% for Time Horizon Portfolio 3, and 1.97% for the Nations Asset Allocation Fund and the Combined Fund.

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                                                TIME          NATIONS ASSET
                                                               HORIZON          ALLOCATION      COMBINED FUND
                                                            PORTFOLIO 3            FUND           PRO FORMA
                                                            -----------            ----           ---------
1 year ............................................            $ 70               $ 70             $ 70
3 years ...........................................              91                 91               91
5 years ...........................................             125                125              125
10 years ..........................................             208                208              208

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) no redemption at the end of each time period:


                                                                TIME          NATIONS ASSET
                                                               HORIZON          ALLOCATION      COMBINED FUND
                                                             PORTFOLIO 3           FUND           PRO FORMA
                                                             -----------           ----           ---------
1 year ............................................            $ 20               $ 20             $ 20
3 years ...........................................              61                 61               61
5 years ...........................................             105                105              105
10 years ..........................................             208                208              208

----------------------------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.



                                      TIME HORIZON PORTFOLIO 3-CLASS K SHARES

                                  NATIONS ASSET ALLOCATION FUND-INVESTOR C SHARES



                                                                    TIME         NATIONS ASSET
                                                                  HORIZON         ALLOCATION      COMBINED FUND
                                                                PORTFOLIO 3           FUND          PRO FORMA
                                                                -----------           ----          ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ............           None             None              None
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None              None
     Maximum Deferred Sales Load (as a percentage of
         redemption proceeds)1...........................           None             1.00%            1.00%
     Redemption Fees ....................................           None             None              None
     Exchange Fee .......................................           None             None              None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)2....................          0.00%             0.65%            0.65%
     12b-1 Fees/Shareholder Servicing (after waivers)....          0.75%             1.00%            1.00%
     Other Expenses (after waivers)3.....................          0.95%             0.30%            0.30%
                                                                   ----              ----             ----

TOTAL FUND OPERATING EXPENSES (after waivers):4..........          1.70%             1.95%            1.95%
                                                                   ====              ====             ====

----------------------------------------

      1 Investor C Shares that are purchased at net asset value are subject to a Deferred Charge if redeemed within one year of purchase.
      2 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 3 and 0.65% for the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."
      3 Other Expenses (absent waivers) would be 0.32% for the Nations Asset Allocation Fund.
      4 Total Fund Operating Expenses (absent waivers) would be 2.10% for Time Horizon Portfolio 3, 1.97% for Nations Asset Allocation Fund and the Combined Fund.

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:




                                                                TIME          NATIONS ASSET
                                                               HORIZON          ALLOCATION      COMBINED FUND
                                                             PORTFOLIO 3           FUND           PRO FORMA
                                                             -----------           ----           ---------
1 year ............................................            $ 17               $ 30              $30
3 years ...........................................              54                 61               61
5 years ...........................................              92                105              105
10 years ..........................................             201                228              228

You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) no redemption at the end of each time period:




                                                                TIME          NATIONS ASSET
                                                               HORIZON          ALLOCATION      COMBINED FUND
                                                             PORTFOLIO 3           FUND           PRO FORMA
                                                             -----------           ----           ---------
1 year ............................................            $ 17               $ 20             $ 20
3 years ...........................................              54                 61               61
5 years ...........................................              92                105              105
10 years ..........................................             201                228              228

--------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.





                                         TIME HORIZON PORTFOLIO 1-A SHARES
                                         TIME HORIZON PORTFOLIO 2-A SHARES
                                  NATIONS ASSET ALLOCATION FUND-INVESTOR A SHARES


                                                            TIME               TIME         NATIONS ASSET
                                                           HORIZON            HORIZON         ALLOCATION     COMBINED FUND
                                                         PORTFOLIO 1        PORTFOLIO 2          FUND          PRO FORMA
                                                         -----------        -----------          ----          ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) .......        None               None             5.75%            5.75%
     Maximum Sales Load Imposed on
         Reinvested Dividends.......................        None               None              None             None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds)(1)        1.00%              1.00%            1.00%            1.00%
     Redemption Fees ...............................        None               None              None             None
     Exchange Fee ..................................        None               None              None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)(2).............        0.00%              0.00%            0.65%            0.65%
     12b-1/Shareholder Servicing Fees (after
         waivers)...................................        0.25%              0.25%            0.25%            0.25%
     Other Expenses (after waivers)(3)..............        0.95%              0.95%            0.30%            0.30%
                                                            ----               ----             ----             ----


TOTAL FUND OPERATING EXPENSES (after waivers):(4)...        1.20%              1.20%            1.20%            1.20%
                                                            ====               ====             ====             =====

----------------------------------------


      1 Certain Class A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within two years after purchase.

      2 Management Fees (absent waivers) would be 0.40% for Time Horizon
        Portfolio 1 and 2, and 0.65% for the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."

      3 Other Expenses (absent waivers) would be 1.01% for the Time Horizon
        Portfolio 1 and 0.32% for Nations Asset Allocation Fund.

      4 Total Fund Operating Expenses (absent waivers) would be 1.66% for Time
        Horizon Portfolio 1, 1.60% for Time Horizon Portfolio 2, and 1.22% for the Nations Asset Allocation Fund and the Combined Fund.


EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:




                                            TIME              TIME         NATIONS ASSET
                                          HORIZON            HORIZON        ALLOCATION      COMBINED FUND
                                        PORTFOLIO 1        PORTFOLIO 2         FUND           PRO FORMA
                                        -----------        -----------         ----           ---------
1 year ............................        $ 12             $ 12              $ 69              $ 69
3 years ...........................          38               38                93                93
5 years ...........................          66               66               120               120
10 years ..........................         145              145               195               195
--------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.



                                         TIME HORIZON PORTFOLIO 1-B SHARES
                                         TIME HORIZON PORTFOLIO 2-B SHARES
                                  NATIONS ASSET ALLOCATION FUND-INVESTOR B SHARES


                                                          TIME             TIME         NATIONS ASSET
                                                        HORIZON           HORIZON         ALLOCATION      COMBINED FUND
                                                      PORTFOLIO 1       PORTFOLIO 2          FUND           PRO FORMA
                                                      -----------       -----------          ----           ---------

SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) .....        None             None              None             None
     Maximum Sales Load Imposed on
         Reinvested Dividends.....................        None             None              None             None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds).        5.00%            5.00%            5.00%             5.00%
     Redemption Fees .............................        None             None              None             None
     Exchange Fee ................................        None             None              None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)1.............       0.00%             0.00%            0.65%             0.65%
     12b-1/Shareholder Servicing Fees (after
         waivers).................................       1.00%             1.00%            1.00%             1.00%
     Other Expenses (after waivers)2..............       0.95%             0.95%            0.30%             0.30%
                                                         ----              ----             ----              ----

TOTAL FUND OPERATING EXPENSES (after waivers):3...       1.95%             1.95%            1.95%             1.95%
                                                         ====              ====             ====              =====

----------------------------------------

      1 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 1 and 2, and 0.65% for the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."
      2 Other Expenses (absent waivers) would be 1.01% for the Time Horizon Portfolio 1 and 0.32% for the Nations Asset Allocation Fund.
      3 Total Fund Operating Expenses (absent waivers) would be 2.41% for Time Horizon Portfolio 1, 2.35% for Time Horizon Portfolio 2, and 1.97% for the Nations Asset Allocation Fund and the Combined Fund.

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                              TIME              TIME         NATIONS ASSET
                                            HORIZON            HORIZON         ALLOCATION      COMBINED FUND
                                          PORTFOLIO 1       PORTFOLIO 2           FUND           PRO FORMA
                                          ------------      ------------          ----           ---------
1 year ..............................        $ 70             $ 70               $ 70             $ 70
3 years .............................          91               91                 91               91
5 years .............................         125              125                125              125
10 years ............................         208              208                208              208

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) no redemption at the end of each time period:


                                              TIME              TIME         NATIONS ASSET
                                            HORIZON            HORIZON         ALLOCATION      COMBINED FUND
                                          PORTFOLIO 1        PORTFOLIO 2          FUND           PRO FORMA
                                          -----------        -----------    -     ----           ---------
1 year ..............................        $ 20             $ 20               $ 20             $ 20
3 years .............................          61               61                 61               61
5 years .............................         105              105                105              105
10 years ............................         208              208                208              208

----------------------------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.



                                         TIME HORIZON PORTFOLIO 1-K SHARES
                                         TIME HORIZON PORTFOLIO 2-K SHARES
                                  NATIONS ASSET ALLOCATION FUND-INVESTOR C SHARES


                                                                    TIME             TIME         NATIONS ASSET
                                                                  HORIZON           HORIZON         ALLOCATION      COMBINED FUND
                                                                PORTFOLIO 1       PORTFOLIO 2          FUND           PRO FORMA
                                                                -----------       -----------          ----           ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ............           None             None              None             None
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None              None             None
     Maximum Deferred Sales Load (as a percentage of
         redemption proceeds)(1).........................           None             None             1.00%             1.00%
     Redemption Fees ....................................           None             None              None             None
     Exchange Fee .......................................           None             None              None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)(2)..................          0.00%             0.00%            0.65%             0.65%
     12b-1 Fees/Shareholder Servicing (after waivers)....          0.75%             0.75%            1.00%             1.00%
     Other Expenses (after waivers)(3)...................          0.95%             0.95%            0.30%             0.30%
                                                                   ----              ----             ----              ----

TOTAL FUND OPERATING EXPENSES (after waivers):(4)........          1.70%             1.70%            1.95%             1.95%
                                                                   ====              ====             ====              ====

----------------------------------------


      1 Investor C Shares that are purchased at net asset value are subject to a Deferred Charge if redeemed within one year of purchase.
      2 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 1 and 2, and 0.65% for Nations Asset Allocation Fund and the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."
      3 Other Expenses (absent waivers) would be 1.01% for the Time Horizon Portfolio 1 and 0.32% for the Nations Asset Allocation Fund.
      4 Total Fund Operating Expenses (absent waivers) would be 2.16% for Time Horizon Portfolio 1, 2.10% for Time Horizon Portfolio 2, and 1.97% for Nations Asset Allocation Fund and the Combined Fund

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:




                                                                TIME               TIME         NATIONS ASSET
                                                               HORIZON           HORIZON         ALLOCATION      COMBINED FUND
                                                             PORTFOLIO 1       PORTFOLIO 2           FUND          PRO FORMA
                                                             -----------       -----------           ----          ---------
1 year ............................................            $ 17              $ 17              $ 30              $ 30
3 years ...........................................              54                54                61                61
5 years ...........................................              92                92               105               105
10 years ..........................................             201               201               228               228

You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) no redemption at the end of each time period:




                                                                TIME               TIME         NATIONS ASSET
                                                               HORIZON           HORIZON         ALLOCATION      COMBINED FUND
                                                             PORTFOLIO 1       PORTFOLIO 2           FUND          PRO FORMA
                                                             -----------       -----------           ----          ---------
1 year ............................................            $ 17              $ 17              $ 20              $ 20
3 years ...........................................              54                54                61                61
5 years ...........................................              92                92               105               105
10 years ..........................................             201               201               228               228


--------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.





                                         TIME HORIZON PORTFOLIO 1-A SHARES
                                         TIME HORIZON PORTFOLIO 3-A SHARES
                                  NATIONS ASSET ALLOCATION FUND-INVESTOR A SHARES


                                                            TIME               TIME         NATIONS ASSET
                                                           HORIZON            HORIZON         ALLOCATION     COMBINED FUND
                                                         PORTFOLIO 1        PORTFOLIO 3          FUND          PRO FORMA
                                                         -----------        -----------          ----          ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) .......        None               None             5.75%            5.75%
     Maximum Sales Load Imposed on
         Reinvested Dividends.......................        None               None              None             None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds)(1)        1.00%              1.00%            1.00%            1.00%
     Redemption Fees ...............................        None               None              None             None
     Exchange Fee ..................................        None               None              None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)(2).............        0.00%              0.00%            0.65%            0.65%
     12b-1/Shareholder Servicing Fees (after
         waivers)...................................        0.25%              0.25%            0.25%            0.25%
     Other Expenses (after waivers)(3)..............        0.95%              0.95%            0.30%            0.30%
                                                            ----               ----             ----             ----

TOTAL FUND OPERATING EXPENSES (after waivers):(4)...        1.20%              1.20%            1.20%            1.20%
                                                            ====               ====             ====             =====

----------------------------------------


      1 Certain Class A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within two years after purchase.

      2 Management Fees (absent waivers) would be 0.40% for Time Horizon
        Portfolio 1 and 3, and 0.65% for the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."

      3 Other Expenses (absent waivers) would be 1.01% for the Time Horizon
        Portfolio 1 and 0.32% for Nations Asset Allocation Fund.

      4 Total Fund Operating Expenses (absent waivers) would be 1.66% for Time
        Horizon Portfolio 1, 1.60% for Time Horizon Portfolio 3, 1.22% for the Nations Asset Allocation Fund and the Combined Fund.


EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:




                                            TIME              TIME         NATIONS ASSET
                                          HORIZON            HORIZON        ALLOCATION      COMBINED FUND
                                        PORTFOLIO I        PORTFOLIO 3         FUND           PRO FORMA
                                        -----------        -----------         ----           ---------
1 year ............................        $ 12             $ 12              $ 69              $ 69
3 years ...........................          38               38                93                93
5 years ...........................          66               66               120               120
10 years ..........................         145              145               195               195

--------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.


                                         TIME HORIZON PORTFOLIO 1-B SHARES
                                         TIME HORIZON PORTFOLIO 3-B SHARES
                                  NATIONS ASSET ALLOCATION FUND-INVESTOR B SHARES


                                                          TIME             TIME         NATIONS ASSET
                                                        HORIZON           HORIZON         ALLOCATION      COMBINED FUND
                                                      PORTFOLIO 1       PORTFOLIO 3          FUND           PRO FORMA
                                                      -----------       -----------    -     ----           ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) .....        None             None              None             None
     Maximum Sales Load Imposed on
         Reinvested Dividends.....................        None             None              None             None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds).        5.00%            5.00%            5.00%             5.00%
     Redemption Fees .............................        None             None              None             None
     Exchange Fee ................................        None             None              None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)1.............       0.00%             0.00%            0.65%             0.65%
     12b-1/Shareholder Servicing Fees (after
         waivers).................................       1.00%             1.00%            1.00%             1.00%
     Other Expenses (after waivers)2..............       0.95%             0.95%            0.30%             0.30%
                                                         ----              ----             ----              ----

TOTAL FUND OPERATING EXPENSES (after waivers):3...       1.95%             1.95%            1.95%             1.95%
                                                         ====              ====             ====              =====

----------------------------------------

      1 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 1 and 3, and 0.65% for the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."
      2 Other Expenses (absent waivers) would be 1.01% for the Time Horizon Portfolio 1 and 0.32% for the Nations Asset Allocation Fund.
      3 Total Fund Operating Expenses (absent waivers) would be 2.41% for Time Horizon Portfolio 1, 2.35% for Time Horizon Portfolio 3, and 1.97% for the Nations Asset Allocation Fund and the Combined Fund.

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                              TIME              TIME         NATIONS ASSET
                                            HORIZON            HORIZON         ALLOCATION      COMBINED FUND
                                          PORTFOLIO 1       PORTFOLIO 3           FUND           PRO FORMA
                                          ------------      ------------          ----           ---------
1 year ..............................        $ 70             $ 70               $ 70             $ 70
3 years .............................          91               91                 91               91
5 years .............................         125              125                125              125
10 years ............................         208              208                208              208

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) no redemption at the end of each time period:


                                              TIME              TIME         NATIONS ASSET
                                            HORIZON            HORIZON         ALLOCATION      COMBINED FUND
                                          PORTFOLIO 1        PORTFOLIO 3          FUND           PRO FORMA
                                          -----------        -----------          ----           ---------
1 year ..............................        $ 20             $ 20               $ 20             $ 20
3 years .............................          61               61                 61               61
5 years .............................         105              105                105              105
10 years ............................         208              208                208              208

----------------------------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.





                                         TIME HORIZON PORTFOLIO 1-K SHARES
                                         TIME HORIZON PORTFOLIO 3-K SHARES
                                  NATIONS ASSET ALLOCATION FUND-INVESTOR C SHARES


                                                                    TIME             TIME         NATIONS ASSET
                                                                  HORIZON           HORIZON         ALLOCATION      COMBINED FUND
                                                                PORTFOLIO 1       PORTFOLIO 3          FUND           PRO FORMA
                                                                -----------       -----------          ----           ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ............           None             None              None             None
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None              None             None
     Maximum Deferred Sales Load (as a percentage of
         redemption proceeds)(1).........................           None              None            1.00%             1.00%
     Redemption Fees ....................................           None             None              None             None
     Exchange Fee .......................................           None             None              None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)(2)..................          0.00%             0.00%            0.65%             0.65%
     12b-1 Fees/Shareholder Servicing (after waivers)....          0.75%             0.75%            1.00%             1.00%
     Other Expenses (after waivers)(3)...................          0.95%             0.95%            0.30%             0.30%
                                                                   ----              ----             ----              ----

TOTAL FUND OPERATING EXPENSES (after waivers):(4)........          1.70%             1.70%            1.95%             1.95%
                                                                   ====              ====             ====              ====

----------------------------------------


      1 Investor C Shares that are purchased at net asset value are subject to a Deferred Charge if redeemed within one year of purchase.
      2 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 1 and 3, and 0.65% for Nations Asset Allocation Fund and the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."
      3 Other Expenses (absent waivers) would be 1.01% for the Time Horizon Portfolio 1 and 0.32% for the Nations Asset Allocation Fund.
      4 Total Fund Operating Expenses (absent waivers) would be 2.16% for Time Horizon Portfolio 1, 2.10% for Time Horizon Portfolio 3, and 1.97% for Nations Asset Allocation Fund and the Combined Fund

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:




                                                                TIME               TIME         NATIONS ASSET
                                                               HORIZON           HORIZON         ALLOCATION      COMBINED FUND
                                                             PORTFOLIO 1       PORTFOLIO 3           FUND          PRO FORMA
                                                             -----------       -----------     -     ----          ---------
1 year ............................................            $ 17              $ 17              $ 30              $ 30
3 years ...........................................              54                54                61                61
5 years ...........................................              92                92               105               105
10 years ..........................................             201               201               228               228

You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) no redemption at the end of each time period:




                                                                TIME               TIME         NATIONS ASSET
                                                               HORIZON           HORIZON         ALLOCATION      COMBINED FUND
                                                             PORTFOLIO 1       PORTFOLIO 3           FUND          PRO FORMA
                                                             -----------       -----------     -     ----          ---------
1 year ............................................            $ 17              $ 17              $ 20              $ 20
3 years ...........................................              54                54                61                61
5 years ...........................................              92                92               105               105
10 years ..........................................             201               201               228               228

--------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.



                                         TIME HORIZON PORTFOLIO 2-A SHARES
                                         TIME HORIZON PORTFOLIO 3-A SHARES
                                  NATIONS ASSET ALLOCATION FUND-INVESTOR A SHARES


                                                            TIME               TIME         NATIONS ASSET
                                                           HORIZON            HORIZON         ALLOCATION     COMBINED FUND
                                                         PORTFOLIO 2        PORTFOLIO 3          FUND          PRO FORMA
                                                         -----------        -----------          ----          ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) .......        None               None             5.75%            5.75%
     Maximum Sales Load Imposed on
         Reinvested Dividends.......................        None               None              None             None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds)(1)        1.00%              1.00%            1.00%            1.00%
     Redemption Fees ...............................        None               None              None             None
     Exchange Fee ..................................        None               None              None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)(2).............        0.00%              0.00%            0.65%            0.65%
     12b-1/Shareholder Servicing Fees (after
         waivers)...................................        0.25%              0.25%            0.25%            0.25%
     Other Expenses (after waivers)(3)..............        0.95%              0.95%            0.30%            0.30%
                                                            ----               ----             ----             ----

TOTAL FUND OPERATING EXPENSES (after waivers):(4)...        1.20%              1.20%            1.20%            1.20%
                                                            ====               ====             ====             =====

----------------------------------------


      1 Certain Class A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within two years after purchase.

      2 Management Fees (absent waivers) would be 0.40% for Time Horizon
        Portfolio 2 and 3, and 0.65% for the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."

      3 Other Expenses (absent waivers) would be 0.32% for Nations Asset Allocation Fund.

      4 Total Fund Operating Expenses (absent waivers) would be 1.60% for Time
        Horizon Portfolio 2 and 3, and 1.22% for the Nations Asset Allocation Fund and the Combined Fund.


EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:




                                            TIME              TIME         NATIONS ASSET
                                          HORIZON            HORIZON        ALLOCATION      COMBINED FUND
                                        PORTFOLIO 2        PORTFOLIO 3         FUND           PRO FORMA
                                        -----------        -----------         ----           ---------
1 year ............................        $ 12             $ 12              $ 69              $ 69
3 years ...........................          38               38                93                93
5 years ...........................          66               66               120               120
10 years ..........................         145              145               195               195
--------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.



                                         TIME HORIZON PORTFOLIO 2-B SHARES
                                         TIME HORIZON PORTFOLIO 3-B SHARES
                                  NATIONS ASSET ALLOCATION FUND-INVESTOR B SHARES


                                                          TIME             TIME         NATIONS ASSET
                                                        HORIZON           HORIZON         ALLOCATION      COMBINED FUND
                                                      PORTFOLIO 2       PORTFOLIO 3          FUND           PRO FORMA
                                                      -----------       -----------          ----           ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) .....        None             None              None             None
     Maximum Sales Load Imposed on
         Reinvested Dividends.....................        None             None              None             None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds).        5.00%            5.00%            5.00%             5.00%
     Redemption Fees .............................        None             None              None             None
     Exchange Fee ................................        None             None              None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)(1)...........       0.00%             0.00%            0.65%             0.65%
     12b-1/Shareholder Servicing Fees (after
         waivers).................................       1.00%             1.00%            1.00%             1.00%
     Other Expenses (after waivers)(2)............       0.95%             0.95%            0.30%             0.30%
                                                         ----              ----             ----              ----

TOTAL FUND OPERATING EXPENSES (after waivers):(3).       1.95%             1.95%            1.95%             1.95%
                                                         ====              ====             ====              =====

----------------------------------------

      1 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 2 and 3, and 0.65% for the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."
      2 Other Expenses (absent waivers) would be 0.32% for the Nations Asset Allocation Fund.
      3 Total Fund Operating Expenses (absent waivers) would be 2.35% for Time Horizon Portfolio 2 and 3, and 1.97% for the Nations Asset Allocation Fund and the Combined Fund.

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                              TIME              TIME         NATIONS ASSET
                                            HORIZON            HORIZON         ALLOCATION      COMBINED FUND
                                          PORTFOLIO 2       PORTFOLIO 3           FUND           PRO FORMA
                                          ------------      ------------    -     ----           ---------
1 year ..............................        $ 70             $ 70               $ 70             $ 70
3 years .............................          91               91                 91               91
5 years .............................         125              125                125              125
10 years ............................         208              208                208              208

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) no redemption at the end of each time period:


                                              TIME              TIME         NATIONS ASSET
                                            HORIZON            HORIZON         ALLOCATION      COMBINED FUND
                                          PORTFOLIO 2        PORTFOLIO 3          FUND           PRO FORMA
                                          -----------        -----------          ----           ---------
1 year ..............................        $ 20             $ 20               $ 20             $ 20
3 years .............................          61               61                 61               61
5 years .............................         105              105                105              105
10 years ............................         208              208                208              208

----------------------------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.




                                         TIME HORIZON PORTFOLIO 2-K SHARES
                                         TIME HORIZON PORTFOLIO 3-K SHARES
                                  NATIONS ASSET ALLOCATION FUND-INVESTOR C SHARES


                                                                    TIME             TIME         NATIONS ASSET
                                                                  HORIZON           HORIZON         ALLOCATION      COMBINED FUND
                                                                PORTFOLIO 2       PORTFOLIO 3          FUND           PRO FORMA
                                                                -----------       -----------          ----           ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ............           None             None              None             None
     Maximum Sales Load Imposed on
         Reinvested Dividends............................           None             None              None             None
     Maximum Deferred Sales Load (as a percentage of
         redemption proceeds)1...........................           None              None            1.00%             1.00%
     Redemption Fees ....................................           None             None              None             None
     Exchange Fee .......................................           None             None              None             None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)(2)..................          0.00%             0.00%            0.65%             0.65%
     12b-1 Fees/Shareholder Servicing (after waivers)....          0.75%             0.75%            1.00%             1.00%
     Other Expenses (after waivers)(3)...................          0.95%             0.95%            0.30%             0.30%
                                                                   ----              ----             ----              ----

TOTAL FUND OPERATING EXPENSES (after waivers):(4)........          1.70%             1.70%            1.95%             1.95%
                                                                   ====              ====             ====              ====

----------------------------------------


      1 Investor C Shares that are purchased at net asset value are subject to a Deferred Charge if redeemed within one year of purchase.
      2 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 2 and 3, and 0.65% for Nations Asset Allocation Fund and the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."
      3 Other Expenses (absent waivers) would be 0.32% for the Nations Asset Allocation Fund.
      4 Total Fund Operating Expenses (absent waivers) would be 2.10% for Time Horizon Portfolio 2 and 3, and 1.97% for Nations Asset Allocation Fund and the Combined Fund

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:




                                                                TIME               TIME         NATIONS ASSET
                                                               HORIZON           HORIZON         ALLOCATION      COMBINED FUND
                                                             PORTFOLIO 2       PORTFOLIO 3           FUND          PRO FORMA
                                                             -----------       -----------     -     ----          ---------
1 year ............................................            $ 17              $ 17              $ 30              $ 30
3 years ...........................................              54                54                61                61
5 years ...........................................              92                92               105               105
10 years ..........................................             201               201               228               228

You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) no redemption at the end of each time period:




                                                                TIME               TIME         NATIONS ASSET
                                                               HORIZON           HORIZON         ALLOCATION      COMBINED FUND
                                                             PORTFOLIO 2       PORTFOLIO 3           FUND          PRO FORMA
                                                             -----------       -----------     -     ----          ---------
1 year ............................................            $ 17              $ 17              $ 20              $ 20
3 years ...........................................              54                54                61                61
5 years ...........................................              92                92               105               105
10 years ..........................................             201               201               228               228

--------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.



                                         TIME HORIZON PORTFOLIO 1-A SHARES
                                         TIME HORIZON PORTFOLIO 2-A SHARES
                                         TIME HORIZON PORTFOLIO 3-A SHARES
                                  NATIONS ASSET ALLOCATION FUND-INVESTOR A SHARES

                                                                                                  NATIONS
                                                    TIME             TIME            TIME          ASSET
                                                   HORIZON         HORIZON          HORIZON      ALLOCATION    COMBINED FUND
                                                 PORTFOLIO 1     PORTFOLIO 2      PORTFOLIO 3       FUND         PRO FORMA
                                                 -----------     -----------      -----------       ----         ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) .      None             None            None          5.75%           5.75%
     Maximum Sales Load Imposed on
         Reinvested Dividends.................      None             None            None           None            None
     Maximum Deferred Sales Load
         (as a percentage of redemption
         proceeds)(1).........................      1.00%           1.00%            1.00%         1.00%           1.00%
     Redemption Fees .........................      None             None            None           None            None
     Exchange Fee ............................      None             None            None           None            None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)(2).......      0.00%           0.00%            0.00%         0.65%           0.65%
     12b-1/Shareholder Servicing Fees (after
         waivers).............................      0.25%           0.25%            0.25%         0.25%           0.25%
     Other Expenses (after waivers)(3)........      0.95%           0.95%            0.95%         0.30%           0.30%
                                                    ----            ----             ----          ----            ----

TOTAL FUND OPERATING EXPENSES (after
waivers):(4)..................................      1.20%           1.20%            1.20%         1.20%           1.20%
                                                    ====            ====             ====          ====            =====

----------------------------------------


      1 Certain Class A Shares and Investor A Shares that are purchased at net asset value are subject to a Deferred Sales Load if redeemed within two years after purchase.

      2 Management Fees (absent waivers) would be 0.40% for Time Horizon
        Portfolio 1, 2 and 3, and 0.65% for the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."
      3 Other Expenses (absent waivers) would be 1.01% for the Time Horizon Portfolio 1 and 0.32% for Nations Asset Allocation Fund.
      4 Total Fund Operating Expenses (absent waivers) would be 1.66% for Time
        Horizon Portfolio 1, 1.60% for Time Horizon Portfolio 2 and 3, and 1.22% for the Nations Asset Allocation Fund and the Combined Fund.


EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:



                                                                                   NATIONS
                                     TIME            TIME            TIME          ASSET
                                     HORIZON         HORIZON         HORIZON       ALLOCATION    COMBINED FUND
                                     PORTFOLIO 1     PORTFOLIO 2     PORTFOLIO 3   FUND          PRO FORMA
                                     -----------     -----------     -----------   ----          ---------
1 year ............................    $ 12            $ 12            $ 12          $ 69          $ 69
3 years ...........................      38              38              38            93            93
5 years ...........................      66              66              66           120           120
10 years ..........................     145             145             145           195           195
--------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.




                                         TIME HORIZON PORTFOLIO 1-B SHARES
                                         TIME HORIZON PORTFOLIO 2-B SHARES
                                         TIME HORIZON PORTFOLIO 3-B SHARES
                                  NATIONS ASSET ALLOCATION FUND-INVESTOR B SHARES


                                                        TIME            TIME           TIME       NATIONS ASSET
                                                      HORIZON         HORIZON         HORIZON       ALLOCATION    COMBINED FUND
                                                    PORTFOLIO 1     PORTFOLIO 2     PORTFOLIO 3        FUND         PRO FORMA
                                                    -----------     -----------     -----------   -    ----         ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) ....       None            None           None            None            None
     Maximum Sales Load Imposed on
         Reinvested Dividends....................       None            None           None            None            None
     Maximum Deferred Sales Load
         (as a percentage of redemption proceeds)       5.00%           5.00%          5.00%          5.00%           5.00%
     Redemption Fees ............................       None            None           None            None            None
     Exchange Fee ...............................       None            None           None            None            None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)(1)..........      0.00%           0.00%           0.00%          0.65%           0.65%
     12b-1/Shareholder Servicing Fees (after
         waivers)................................      1.00%           1.00%           1.00%          1.00%           1.00%
     Other Expenses (after waivers)(2)...........      0.95%           0.95%           0.95%          0.30%           0.30%
                                                       ----            ----            ----           ----            ----

TOTAL FUND OPERATING EXPENSES (after waivers):(3)      1.95%           1.95%           1.95%          1.95%           1.95%
                                                       ====            ====            ====           ====            =====

----------------------------------------

      1 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 1, 2 and 3, and 0.65% for the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."
      2 Other Expenses (absent waivers) would be 1.01% for the Time Horizon Portfolio 1 and 0.32% for the Nations Asset Allocation Fund.
      3 Total Fund Operating Expenses (absent waivers) would be 2.41% for Time Horizon Portfolio 1, 2.35% for Time Horizon Portfolio 2 and 3, and 1.97% for the Nations Asset Allocation Fund and the Combined Fund.

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:


                                       TIME               TIME              TIME         NATIONS ASSET
                                     HORIZON            HORIZON            HORIZON         ALLOCATION      COMBINED FUND
                                   PORTFOLIO 1        PORTFOLIO 2       PORTFOLIO 3           FUND           PRO FORMA
                                   ------------       ------------      ------------    -     ----           ---------
1 year ........................      $ 70                $ 70             $ 70               $ 70            $ 70
3 years .......................        91                  91               91                 91              91
5 years .......................       125                 125              125                125             125
10 years ......................       208                 208              208                208             208

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) no redemption at the end of each time period:


                                         TIME              TIME              TIME         NATIONS ASSET
                                       HORIZON            HORIZON           HORIZON         ALLOCATION      COMBINED FUND
                                     PORTFOLIO 1        PORTFOLIO 2       PORTFOLIO 3          FUND           PRO FORMA
                                     -----------        -----------       -----------          ----           ---------
1 year ..........................      $ 20               $ 20             $ 20              $ 20             $ 20
3 years .........................        61                 61               61                61               61
5 years .........................       105                105              105               105              105
10 years ........................       208                208              208               208              208

----------------------------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.




                                         TIME HORIZON PORTFOLIO 1-K SHARES
                                         TIME HORIZON PORTFOLIO 2-K SHARES
                                         TIME HORIZON PORTFOLIO 3-K SHARES
                                  NATIONS ASSET ALLOCATION FUND-INVESTOR C SHARES


                                                         TIME            TIME          TIME       NATIONS ASSET
                                                        HORIZON        HORIZON        HORIZON       ALLOCATION     COMBINED FUND
                                                      PORTFOLIO 1    PORTFOLIO 2    PORTFOLIO 3        FUND          PRO FORMA
                                                      -----------    -----------    -----------        ----          ---------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on Purchases
         (as a percentage of offering price) .....       None            None          None            None            None
     Maximum Sales Load Imposed on
         Reinvested Dividends.....................       None            None          None            None            None
     Maximum Deferred Sales Load (as a percentage
         of
         redemption proceeds)(1)..................       None            None          None            1.00%           1.00%
     Redemption Fees .............................       None            None          None            None            None
     Exchange Fee ................................       None            None          None            None            None

ANNUAL FUND OPERATING EXPENSES:
     (as a percentage of average net assets)
     Management Fees (after waivers)(2)...........       0.00%          0.00%          0.00%          0.65%            0.65%
     12b-1 Fees/Shareholder Servicing (after
         waivers).................................       0.75%          0.75%          0.75%          1.00%            1.00%
     Other Expenses (after waivers)(3)............       0.95%          0.95%          0.95%          0.30%            0.30%
                                                         ----           ----           ----           ----             ----

TOTAL FUND OPERATING EXPENSES (after waivers):(4).       1.70%          1.70%          1.70%          1.95%            1.95%
                                                         ====           ====           ====           ====             ====

----------------------------------------


      1 Investor C Shares that are purchased at net asset value are subject to a Deferred Charge if redeemed within one year of purchase.
      2 Management Fees (absent waivers) would be 0.40% for Time Horizon Portfolio 1, 2 and 3, and 0.65% for Nations Asset Allocation Fund and the Combined Fund. "Management Fees" represent investment advisory fees for the respective funds; all administrative fees are included in "Other Expenses."
      3 Other Expenses (absent waivers) would be 1.01% for the Time Horizon Portfolio 1 and 0.32% for the Nations Asset Allocation Fund.
      4 Total Fund Operating Expenses (absent waivers) would be 2.16% for Time Horizon Portfolio 1, 2.10% for Time Horizon Portfolio 2 and 3, and 1.97% for Nations Asset Allocation Fund and the Combined Fund

EXAMPLE:* You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:




                                             TIME                TIME              TIME         NATIONS ASSET
                                           HORIZON             HORIZON            HORIZON        ALLOCATION      COMBINED FUND
                                         PORTFOLIO 1         PORTFOLIO 2        PORTFOLIO 3          FUND          PRO FORMA
                                         -----------         -----------        -----------          ----          ---------
1 year .............................        $ 17                $ 17             $ 17              $ 30              $ 30
3 years ............................          54                  54               54                61                61
5 years ............................          92                  92               92               105               105
10 years ...........................         201                 201              201               228               228

You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) no redemption at the end of each time period:




                                             TIME                TIME              TIME         NATIONS ASSET
                                           HORIZON             HORIZON            HORIZON        ALLOCATION      COMBINED FUND
                                         PORTFOLIO 1         PORTFOLIO 2        PORTFOLIO 3          FUND          PRO FORMA
                                         -----------         -----------        -----------          ----          ---------
1 year .............................        $ 17                $ 17             $ 17              $ 20              $ 20
3 years ............................          54                  54               54                61                61
5 years ............................          92                  92               92               105               105
10 years ...........................         201                 201              201               228               228

--------------------

* THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT. THESE EXAMPLES ASSUME THAT ALL DIVIDENDS AND OTHER DISTRIBUTIONS ARE REINVESTED AND THAT THE PERCENTAGE AMOUNTS LISTED UNDER TOTAL FUND OPERATING EXPENSES ABOVE REMAIN THE SAME IN THE YEARS SHOWN.

         The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly.




                                  APPENDIX III

 INVESTMENT OBJECTIVES, LIMITATIONS AND CERTAIN SIGNIFICANT INVESTMENT POLICIES OF THE TIME
                 HORIZON FUNDS AND NATIONS ASSET ALLOCATION FUND

                 -----------------------------------------------

         This Appendix highlights the investment objectives and certain significant similarities and differences among the investment limitations and investment policies of the three Time Horizon Funds and the Nations Asset Allocation Fund into which they will be reorganized. The following is qualified in its entirety by the more detailed information included in the prospectuses and statements of additional information for the Time Horizon Funds and the Nations Asset Allocation Fund which are incorporated by reference in this Proxy/Prospectus.

I.       TIME HORIZON PORTFOLIO 1/
         NATIONS ASSET ALLOCATION FUND

         Investment Objectives:

         1. TIME HORIZON PORTFOLIO 1: to seek to provide long-term investors maximum total return over a stated period while increasingly emphasizing capital preservation as each Fund approaches its time horizon, around the year 2005.

         2. NATIONS ASSET ALLOCATION FUND: to seek to obtain long-term growth from capital appreciation and dividend and interest income.

         Comment: The Time Horizon Portfolio 1 will pursue its objective by investing all of its assets through an asset allocation approach using equity and fixed income (including cash equivalents) securities. Under normal circumstances, Bank of America currently will manage the Time Horizon Portfolio 1's strategic asset allocation mix within the following ranges: Equity securities: range between 15%-45%; fixed income securities: range between 55%-85%. As of March 31, 1999, approximately 35% of the portfolio was invested in equity securities and approximately 65% was invested in fixed income securities. The Portfolio's investment in equity securities are comprised of common and preferred stocks, and securities convertible into such stocks, of domestic and foreign companies with small, medium and large market capitalization (public market price times outstanding total shares). Fixed income securities acquired by the Funds must be investment grade at the time of purchase, and may include domestic and foreign corporate debt obligations (including bonds, debentures, notes and zero coupon securities), government debt obligations and mortgage backed and asset-backed securities. The Portfolio is not restricted as to the maturity or average maturity of its fixed income investments, but the average weighted maturity of the Portfolio's fixed income securities will decrease as it gets closer to its target time horizon. For temporary defensive purposes, the Portfolio may invest without limitation in cash equivalents such as money market instruments and money market mutual funds. The Portfolio's fundamental policy restricts the investment in securities that have legal or contractual restrictions on resale or that are illiquid to 10% of net assets The Portfolio will invest no more than 20% of its total assets at the time of purchase in securities of foreign issuers, of which 10% of such total assets may be invested in debt obligations of foreign issuers.

         The Nations Asset Allocation Fund will pursue its objective by actively allocating its investments among three major asset categories; bonds, equity securities and cash equivalents. Under normal market conditions, at least 25% of the Fund's total assets will be invested in fixed income senior securities. Investments in equity securities will be limited to common stocks included in either the DJIA or the S&P 500, however, up to 15% of the Fund's assets that are invested in equity securities may be invested in stocks that are not included in theses indices. Bonds acquired by the Fund will be investment grade at the time of purchase, and may include corporate and government obligations, mortgage backed securities and municipal securities. The Fund will not invest more than 35% of its net assets in mortgage-backed securities. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers.

                                     III-1

II.      TIME HORIZON PORTFOLIO 2/
         NATIONS ASSET ALLOCATION FUND

         Investment Objectives:

         1. TIME HORIZON PORTFOLIO 2: to seek to provide long-term investors maximum total return over a stated period while increasingly emphasizing capital preservation as each Fund approaches its time horizon, around the year 2015.

         2. NATIONS ASSET ALLOCATION FUND: to seek to obtain long-term growth from capital appreciation and dividend and interest income.

         Comment: The Time Horizon Portfolio 2 will pursue its objective by investing all of its assets through an asset allocation approach using equity and fixed income (including cash equivalents) securities. Under normal circumstances, Bank of America currently will manage the Time Horizon Portfolio 2's strategic asset allocation mix within the following ranges: equity securities: range between 30%-70%; fixed income securities: range between 30%-70%. As of March 31, 1999, the Portfolio was split approximately 50/50 between equity and fixed income securities. The Portfolio's investment in equity securities are comprised of common and preferred stocks, and securities convertible into such stocks, of domestic and foreign companies with small, medium and large market capitalization (public market price times outstanding total shares). Fixed income securities acquired by the Funds must be investment grade at the time of purchase, and may include domestic and foreign corporate debt obligations (including bonds, debentures, notes and zero coupon securities), government debt obligations and mortgage backed and asset-backed securities. The Portfolio is not restricted as to the maturity or average maturity of its fixed income investments, but the average weighted maturity of the Portfolio's fixed income securities will decrease as it gets closer to its target time horizon. For temporary defensive purposes, the Portfolio may invest without limitation in cash equivalents such as money market instruments and money market mutual funds. The Portfolio's fundamental policy restricts the investment in securities that have legal or contractual restrictions on resale or that are illiquid to 10% of net assets The Portfolio will invest no more than 20% of its total assets at the time of purchase in securities of foreign issuers, of which 10% of such total assets may be invested in debt obligations of foreign issuers.

         The Nations Asset Allocation Fund will pursue its objective by actively allocating its investments among three major asset categories; bonds, equity securities and cash equivalents. Under normal market conditions, at least 25% of the Fund's total assets will be invested in fixed income senior securities. Investments in equity securities will be limited to common stocks included in either the DJIA or the S&P 500, however, up to 15% of the Fund's assets that are invested in equity securities may be invested in stocks that are not included in theses indices. Bonds acquired by the Fund will be investment grade at the time of purchase, and may include corporate and government obligations, mortgage backed securities and municipal securities. The Fund will not invest more than 35% of its net assets in mortgage-backed securities. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers.

III.     TIME HORIZON PORTFOLIO 3/
         NATIONS ASSET ALLOCATION FUND

         Investment Objectives:

         1. TIME HORIZON PORTFOLIO 3: to seek to provide long-term investors maximum total return over a stated period while increasingly emphasizing capital preservation as each Fund approaches its time horizon, around the year 2025.

         2. NATIONS ASSET ALLOCATION FUND: to seek to obtain long-term growth from capital appreciation and dividend and interest income.

         Comment: The Time Horizon Portfolio 3 will pursue its objective by investing all of its assets through an asset allocation approach using equity and fixed income securities.

                                     III-2

         Under normal circumstances, Bank of America currently will manage the Time Horizon Portfolio 3's strategic asset allocation mix within the following ranges: equity securities: range between 40%-100%; fixed income securities: range between 0%-60%. As of March 31, 1999, approximately 70% of the Portfolio was invested in equity securities and approximately 30% was invested in fixed-income securities. The Portfolio's investment in equity securities are comprised of common and preferred stocks, and securities convertible into such stocks, of domestic and foreign companies with small, medium and large market capitalization (public market price times outstanding total shares). The Portfolio's investment in equity securities are comprised of common and preferred stocks, and securities convertible into such stocks, of domestic and foreign companies with small, medium and large market capitalization (public market price times outstanding total shares). Fixed income securities acquired by the Funds must be investment grade at the time of purchase, and may include domestic and foreign corporate debt obligations (including bonds, debentures, notes and zero coupon securities), government debt obligations and mortgage backed and asset-backed securities. The Portfolio is not restricted as to the maturity or average maturity of its fixed income investments, but the average weighted maturity of the Portfolio's fixed income securities will decrease as it gets closer to its target time horizon. For temporary defensive purposes, the Portfolio may invest without limitation in cash equivalents such as money market instruments and money market mutual funds. The Portfolio's fundamental policy restricts the investment in securities that have legal or contractual restrictions on resale or that are illiquid to 10% of net assets The Portfolio will invest no more than 20% of its total assets at the time of purchase in securities of foreign issuers, of which 10% of such total assets may be invested in debt obligations of foreign issuers.

         The Nations Asset Allocation Fund will pursue its objective by actively allocating its investments among three major asset categories: bonds, equity securities and cash equivalents. Under normal market conditions, at least 25% of the Fund's total assets will be invested in fixed income senior securities. Investments in equity securities will be limited to common stocks included in either the DJIA or the S&P 500, however, up to 15% of the Fund's assets that are invested in equity securities may be invested in stocks that are not included in theses indices. Bonds acquired by the Fund will be investment grade at the time of purchase, and may include corporate and government obligations, mortgage-backed securities and municipal securities. The Fund will not invest more than 35% of its net assets in mortgage-backed securities. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers.



                                     III-3

                                   APPENDIX IV

      SHAREHOLDER TRANSACTIONS AND SERVICES OF THE TIME HORIZON PORTFOLIOS
                        AND NATIONS ASSET ALLOCATION FUND
                _______________________________________________

     This Appendix compares the shareholder transactions and services of the Time Horizon Funds and the Nations Asset Allocation Fund. The following is qualified in its entirety by the more detailed information included in the prospectuses for the Time Horizon Funds and the Nations Asset Allocation Fund which are incorporated by reference in this Proxy/Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses. Please note that after the Reorganization, Nations will continue to honor any standing instructions regarding the Time Horizon Fund classes, under arrangements such as automatic withdrawal plans, systematic investment plans or dividend reinvestment plans. In such cases, standing instructions will be subject to the same or similar terms (e.g., minimum investments, account balances and minimum transaction amounts) currently in effect, except that there may be exceptions with respect to the timing of transactions which may need to be altered to comport with Nations procedures. Shareholders will be notified of any such exceptions. After the Reorganization, any instructions given with respect to any new account will be subject to the terms of the applicable Nations Asset Allocation Fund class.

I.       TIME HORIZON FUNDS - A SHARES

         NATIONS ASSET ALLOCATION FUND - INVESTOR A SHARES

         A.       Sales Charges and Exemptions

         Currently no sales charge is imposed on A Shares of each of Time Horizon Portfolio 1, Time Horizon Portfolio 2 and Time Horizon Portfolio 3. However, the Board of Time Horizon authorized a maximum sales charge of 5.75% on A Shares of each Time Horizon Fund, which has not been implemented. If implemented, the sales charge with respect to A Shares of the Time Horizon funds could decrease as the amount a shareholder invests increases. Also, there would be no initial sales charge on purchases of A shares of $1 million or more. However, unless a Time Horizon Fund shareholder participates in the Bank of America Daily Advantage(R) or Advantage Plus(TM) programs, a contingent deferred sales charge would be imposed on purchases of $ 1 million or more as follows: 1% on redemptions made within 1 year of purchase, declining to 0.50% in the second year, and eliminated thereafter. An investor would be entitled to reduced sales charges on A Shares through rights of accumulation, letters of intent, quantity discounts, or through certain affiliations with BankAmerica Corporation.

         There is a maximum sales charge of 5.75% on Investor A Shares of Nations Asset Allocation Fund. Investor A Shares of the Nations Asset Allocation Fund that are purchased at net asset value have in addition a 1.00% and 0.50% maximum deferred sales charge which is imposed only if shares are redeemed within the first and second years of purchase, respectively. An investor may be entitled to reduced sales charges on Investor A Shares through rights of accumulation, letters of intent, quantity discounts, or through certain affiliations with BankAmerica Corporation.

         B.       Purchase Policies


                                         TIME HORIZON FUNDS                     NATIONS ASSET ALLOCATION FUND

Minimum initial investment               $500 for a regular account; $100 for   $1,000 for a regular account; $500 for IRA
                                         investors purchasing through BofA      investors; $250 for non-working spousal IRAs; $250
                                         or its affiliates*; $500 for IRA, Roth for wrap fee and other investment adviser accounts;
                                         IRA or SEP IRA investors; $250 for     $100 for investors participating in the Systematic
                                         non-working spousal IRAs; $2500        Investment Plan; no minimum investment for
                                         for SEP-IRAs with more than one        401(k) plans, simplified employee pension plans
                                         participant.                           ("SEPs"), Savings Incentives Method Plans for
                                                                                Employees ("SIMPLE IRAs") and salary reduction-IRAs
                                                                                ("SAR-IRAs).**


Minimum subsequent investments           $50 for regular accounts; for IRA,     $100; $50 for subsequent investments
                                         Roth IRA or SEP IRA investors; for     made through the Systematic
                                         non-working spousal IRAs; or for       Investment Plan.
                                         SEP-IRAs.



Purchase methods                         Through Bank of America; Service       Through Selling Agents, Servicing
                                         Organizations; in person; by mail;     Agents, a Nations Fund Personal
                                         by wire; by telephone; or Teletrade.   Investment Planner account; by mail;
                                                                                by wire; by telephone# and a
                                                                                Systematic Investment Plan.



         C.       Redemption Procedures


                                         TIME HORIZON FUNDS                     NATIONS ASSET ALLOCATION FUND
Through an authorized selling or
servicing agent                          Yes                                    Yes

By mail                                  Yes                                    Yes

By telephone                             Yes                                    Yes#

* The minimum investment is $100 for purchases made through BofA or its affiliates' trust and agency accounts or a Service Organization whose clients have made aggregate minimum purchases of $1 million. The minimum investment is $200 for BankAmerica cardholders with an appropriate award certificate.

** The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.

# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.


By wire                                  Yes                                    Yes

Check writing feature                    No                                     No

By automatic withdrawal plan             Yes (net asset value of account must   Yes (net asset value of account must
                                         be $5,000)                             be $10,000)@

         Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor A Shares and Time Horizon may redeem A Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Time Horizon also may redeem shares of the Nations Funds and Time Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

         D.       Additional Shareholder Services


                                         TIME HORIZON FUNDS                     NATIONS ASSET ALLOCATION FUND


Systematic/automatic investment plan     Yes ($50 or more)                      Yes (in any amount from $50 to
                                                                                $100,000).

         E.       Share Exchanges


                                         TIME HORIZON FUNDS                     NATIONS ASSET ALLOCATION FUND

By mail                                  Yes                                    Yes

By telephone                             Yes                                    Yes

Minimum                                  The Investor A Shares exchanged must   The A Shares exchanged must
                                         have a current value of at least $500. have a current value of at least
                                                                                $1,000

Automatic exchange feature               No                                     Yes.  A shareholder may
                                                                                automatically exchange at least $25
                                                                                on a monthly or quarterly basis.

         Investor A Shares of Nations Asset Allocation Fund may be exchanged for Investor A Shares of any other Nations Fund (except Nations index funds). Exchanges are subject to the minimum investment requirements imposed.

         A Shares of a Time Horizon Fund may be exchanged for A Shares of any other Time Horizon Fund or Pacific Horizon Fund, a separate investment company advised by Bank of America, or for Pacific Horizon Shares of Pacific Horizon money market funds. Exchanges are subject to the minimum investment requirements imposed.

----------
@ Shares of Nations Funds redeemed under the automatic withdrawal plan will not be subject to a contingent deferred sales charge, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the respective shares in the account.

II.      TIME HORIZON FUNDS - B SHARES

         CORRESPONDING NATIONS FUNDS - INVESTOR B SHARES

         A.       Sales Charges and Exemptions

         There is a maximum deferred sales charge of 5.00% on Class B Shares and Investor B Shares of each of the Time Horizon Funds and the Nations Funds, respectively, if such shares are redeemed within a specified number of years of the initial purchase. The deferred sales charge is reduced as the number of years the shares are held increases, and there is no deferred sales charge on shares held for seven years or longer.

         B.       Purchase Policies


                                         TIME HORIZON FUNDS                     NATIONS FUNDS


Minimum initial investment               $500 for a regular account; $100 for   $1,000 for a regular account; $500
                                         investors purchasing through BofA or   for IRA investors; $250 for
                                         its affiliates*; $500 for IRA, Roth    non-working spousal IRAs; $100 for
                                         or SEP IRA investors; $250 for         investors participating in the
                                         non-working spousal IRAs; $2500 for    Systematic Investment Plan; no
                                         SEP-IRAs with more than one            minimum investment for 401(k) plans,
                                         participant.                           implified employee pension plans
                                                                                ("SEPs"), Savings Incentives Method
                                                                                Plans for Employees ("SIMPLE IRAs")
                                                                                and salary reduction-IRAs ("SAR-IRAs").**


Minimum subsequent investments           $50 for regular accounts; for IRA,     $100; $50 for subsequent investments
                                         Roth IRA or SEP IRA investors; for     made through the Systematic
                                         non-working spousal IRAs; or for       Investment Plan.
                                         SEP-IRAs.



Purchase methods                         Through Bank of America; Service       Through Selling Agents, Servicing
                                         Organizations; in person; by mail;     Agents, a Nations Fund Personal
                                         by wire; by telephone; or Teletrade.   Investment Planner account; by mail;
                                                                                by wire; by telephone# and a
                                                                                Systematic Investment Plan.
         C.       Redemption Procedures


                                         TIME HORIZON FUNDS                     NATIONS FUNDS

----------
* The minimum investment is $100 for purchases made through BofA or its affiliates' trust and agency accounts or a Service Organization whose clients have made aggregate minimum purchases of $1 million. The minimum investment is $200 for BankAmerica cardholders with an appropriate award certificate.

** The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.


# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.


Through an authorized selling or
servicing agent                          Yes                                    Yes

By mail                                  Yes                                    Yes

By telephone                             Yes                                    Yes#

By wire                                  Yes                                    Yes

Check writing feature                    No                                     No

By automatic withdrawal plan             Yes (net asset value of account must   Yes (net asset value of account must
                                         be $5,000)                             be $10,000)@

         Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor B Shares and Time Horizon may redeem B Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Time Horizon also may redeem shares of the Nations Funds and Time Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

                  D.       Additional Shareholder Services


                                         TIME HORIZON FUNDS                     NATIONS FUNDS
                                         ------------------                     -------------

Systematic/automatic investment plan     Yes                                    Yes (in any amount from $50 to
                                                                                $100,000).

Conversion feature                       Yes (to A Shares in 8 years)           Yes (to Investor A shares in 8 years)

                  E.       Share Exchanges


                                         TIME HORIZON FUNDS                     NATIONS FUNDS
                                         ------------------                     -------------

By mail                                  Yes                                    Yes

By telephone                             Yes                                    Yes


Minimum                                  The B Shares exchanged must have a     The Investor B Shares exchanged must
                                         current value of at least $500.        have a current value of at least
                                                                                $1,000

         Investor B Shares of a Nations Fund may be exchanged for Investor B Shares of any other Nations Fund non-money market fund or Investor C Shares of a non-Nations Institutional Reserves money market fund. Exchanges are subject to the minimum investment requirements imposed.

----------
# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

@ Shares of Nations Funds redeemed under the automatic withdrawal plan will not be subject to a contingent deferred sales charge, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the respective shares in the account.

         B Shares of a Time Horizon Fund may be exchanged for B Shares of any other Time Horizon Fund or Pacific Horizon Fund or the Y Shares of Pacific Horizon's Prime Fund. Exchanges are subject to the minimum investment requirements imposed.



III.     TIME HORIZON FUNDS - K SHARES

         NATIONS ASSET ALLOCATION FUND - INVESTOR C SHARES

         A.       Sales Charges and Exemptions

         Time Horizon's K Shares and Nations Funds' Investor C Shares are offered at net asset value with no front-end sales charges, although a 1.00% deferred sales charge will apply to all redemptions of Nations Funds' Investor C Shares made within one year of purchase.

         B.       Purchase Policies






                                         TIME HORIZON FUNDS                     NATIONS ASSET ALLOCATION FUND


Minimum  initial investment              $500 for a regular account; $100 for   $1,000 for a regular account; $500
                                         investors purchasing through BofA or   for IRA investors; $250 for
                                         its affiliates*; $500 for IRA, Roth    non-working spousal IRAs; $100 for
                                         or SEP IRA investors; $250 for         investors participating in the
                                         non-working spousal IRAs; $2500 for    Systematic Investment Plan; no
                                         SEP-IRAs with more than one            minimum investment for 401(k) plans,
                                         participant.                           simplified employee pension plans IRA
                                                                                ("SEPs"), Savings Incentives Method
                                                                                Plans for Employees ("SIMPLE IRAs")
                                                                                and salary reduction-IRAs ("SAR-IRAs").**

Minimum subsequent investments           $50 for regular accounts; for IRA,     $100; $50 for subsequent investments
                                         Roth IRA or SEP IRA investors; for     made through the Systematic
                                         non-working spousal IRAs; or for       Investment Plan.
                                         SEP-IRAs.



Purchase methods                         Through Bank of America; Service       Through Selling Agents, Servicing
                                         Organizations; in person; by mail;     Agents, a Nations Fund Personal
                                         by wire; by telephone; or Teletrade.   Investment Planner account; by mail;
                                                                                by wire; by telephone# and a
                                                                                Systematic Investment Plan.

----------

* The minimum investment is $100 for purchases made through BofA or its affiliates' trust and agency accounts or a Service Organization whose clients have made aggregate minimum purchases of $1 million. The minimum investment is $200 for BankAmerica cardholders with an appropriate award certificate.

** The assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations reserves the right to redeem the Shares held by such plans on 60 days' written notice.

# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

         C.       Redemption Procedures


                                         TIME HORIZON FUNDS                     NATIONS ASSET ALLOCATION FUND
Through an authorized selling or
servicing agent                          Yes                                    Yes

By mail                                  Yes                                    Yes

By telephone                             Yes                                    Yes#

By wire                                  Yes                                    Yes

Check writing feature                    No                                     No

By automatic withdrawal plan             Yes (net asset value of account must   Yes (net asset value of account must
                                         be $5,000)                             be $10,000)@

         Due to the high cost of maintaining fund accounts with small balances, Nations Funds may redeem Investor C Shares and Time Horizon may redeem K Shares, if the balance in a shareholder's account with the Fund drops below $500 as a result of redemptions, and the shareholder does not increase the balance to at least $500 on 60 days' written notice. Share balances also may be redeemed at the direction of an agent pursuant to arrangements between the agent and its customer. Nations and Time Horizon also may redeem shares of Nations Asset Allocation Fund and Time Horizon Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

         D.       Additional Shareholder Services


                                         TIME HORIZON FUNDS                     NATIONS ASSET ALLOCATION FUND
                                                                                Yes (in any amount from $50 to
Systematic/automatic investment plan     Yes ($50 or more)                      $100,000).

         E.       Share Exchanges


                                         TIME HORIZON FUNDS                     NATIONS ASSET ALLOCATION FUND

By mail                                  Yes                                    Yes

By telephone                             Yes                                    Yes


Minimum                                  The K Shares exchanged must have a     The Investor C Shares exchanged must
                                         current value of at least $500.        have a current value of at least
                                                                                $1,000

----------

# Telephone transactions for the Nations Funds, consisting of purchases, exchanges and redemptions, are limited to $50,000.

@ Shares of Nations Funds redeemed under the automatic withdrawal plan will not be subject to a contingent deferred sales charge, provided that the shares so redeemed do not exceed, on an annual basis, 12% of the net asset value of the respective shares in the account.


                                         TIME HORIZON FUNDS                     NATIONS ASSET ALLOCATION FUND
                                         ------------------                     -----------------------------



Automatic exchange feature               No                                     Yes.  A shareholder may
                                                                                automatically exchange at least $25
                                                                                on a monthly or quarterly basis.


         Investor C Shares of Nations Asset Allocation Fund may be exchanged for Investor C Shares of any other Nations Fund non-money market fund (other than an index fund) or Daily Shares of certain money market funds. Exchanges are subject to the minimum investment requirements imposed.

         K Shares of a Time Horizon Fund may be exchanged for K Shares of any other Time Horizon Fund or Pacific Horizon Fund. Exchanges are subject to the minimum investment requirements imposed.

       IV. DIVIDENDS. Dividends for each of the Time Horizon Funds are declared and paid at least annually. Dividends for Nations Asset Allocation Fund are declared and paid quarterly.

                                   APPENDIX V

      MANAGEMENT'S DISCUSSION OF THE PERFORMANCE OF THE TIME HORIZON FUNDS
                     AND THE NATIONS ASSETS ALLOCATION FUND

                     --------------------------------------

The following discussion of performance of the Time Horizon Funds and the Asset Allocation Fund is taken from the Annual Report of the Time Horizon Funds, dated June 30, 1998, and the Annual Report of the Pacific Horizon Asset Allocation Fund, dated February 28, 1999. The Pacific Horizon Asset Allocation Fund is the predecessor of the Nations Asset Allocation Fund, which commenced operations on May 21, 1999.

PACIFIC HORIZON
ASSET ALLOCATION FUND
[PHOTO APPEARS HERE]








JAMES D. MILLER, CFA
CHIEF INVESTMENT OFFICER OF
QUANTITATIVE BASED EQUITY
MANAGEMENT
Bank of America
Investment Advisers Division

Mr. Miller is head of the investment
management team for the Blue Chip Fund.

ASSET ALLOCATION FUND

GOAL:

The Pacific Horizon Asset Allocation Fund seeks long-term growth from capital appreciation and dividend and interest income.

INVESTMENTS:

The Fund uses a balanced approach by investing in stocks, bonds and cash-equivalent securities.

APPROPRIATE FOR:

Investors seeking growth and income through a diversified portfolio of stocks and bonds.

INCEPTION:
January 18, 1994

[PHOTO OF KIRK HARTMAN APPEARS HERE]
KIRK HARTMAN
CHIEF INVESTMENT OFFICER
Bank of America NT&SA

The Pacific Horizon Income Funds are managed by a Bank of America NT&SA investment team led by Kirk Hartman, Chief Investment Officer.

SIZE OF FUND AS OF FEBRUARY 28, 1999:

Over $287 million

Q   HOW DID THE FUND PERFORM DURING THE PERIOD ENDED FEBRUARY 28, 1999?

A For the 12-months ended February 28, 1999, A Shares of the Fund had a total return of 14.72%*. The Fund uses two benchmarks, the Standard & Poor's 500 Composite Stock Price Index and the Lehman Brother's Aggregate Bond Index, which returned 19.74% and 6.27% respectively.**

Q HOW DID YOU ALLOCATE THE FUND'S PORTFOLIO AMONG STOCKS, BONDS AND CASH DURING THE PERIOD ENDED FEBRUARY 28, 1999

A The Fund's allocation on Feb. 28, 1999 was 58.2% equity, 40.8% fixed income and 1.0% cash, which will remain the Fund's strategic asset allocation target.

Q   HOW DID YOU MANAGE THE STOCK PORTION OF THE PORTFOLIO?

A Within the stock component of the Fund we stayed neutral to the market in terms of sector weightings and market capitalization. As always, we focused on individual stock selection. Our risk-controlled strategy ensured that we were able to fully benefit from the market's advance, despite the major disparities in performance between sectors and the narrowness of the market.

Within the framework of our disciplined process, we select securities which display attractive valuations, while exhibiting positive momentum and solid earnings quality. By factoring for these three themes, we seek to provide superior stock selection across the industry sectors. We continued to focus on companies that exhibited rising earnings expectations and high earnings certainty, while trading at attractive valuations. Companies with high earnings certainty are those that have similar estimates for different analysts. Firms with rising earnings expectations are those that have experienced the biggest increase in analyst earnings estimates.

Dell Computer Corp., Lucent Technologies and Microsoft in the technology sector and Pfizer Inc. and Schering-Plough Corp. in healthcare were particularly strong performers.***

Q   HOW DID YOU MANAGE THE BONDS IN THE PORTFOLIO?

A The past 12 months will be remembered as the one of the most volatile periods in fixed income history. The crisis in Asia, the Russian default and the devaluation of the Brazilian Real caused dramatic swings in both interest rates and spreads. Despite the volatility in the fixed income markets, we maintained our strategy of maximizing income while carefully controlling risk. While this caused the fixed income portion of the portfolio to underperform its benchmark in the third quarter of 1998, by staying with the strategy we were able to outperform when the markets reversed course in the fourth quarter of 1998.

Q   WHAT ECONOMIC DEVELOPMENTS DO YOU ANTICIPATE DURING THE REST OF 1999?

A While the consensus of Wall Street economists is for a growth rate of 3.5% in 1999, we believe the risk is faster than anticipated growth because of the momentum of the U.S. economy. The wild-card over the next year is the timing of Asia's economic turnaround.
    Asia remains a big question mark for the next year with many economists calling for a "v" shaped recovery. Although we believe the Asian economies have bottomed, we suspect that the recovery in the region will be slower than anticipated. While Korea has recently shown strength in industrial production and exports, Japan, which constitutes two-thirds of the regions Gross Domestic Product (GDP), continues to show signs of weakness. If Japan chooses to monetize their debt by printing currency, they may cause another round of devaluations in the region. China has stated their intentions to maintain the value of the Yuan, but if they fail to meet their growth targets and the Yen declines substantially in value, all bets are off.

    Our interest rate outlook for the rest of 1999 is for rates to remain within a 0.50% range and for the Federal Reserve to move from neutral to a bias towards tightening. U.S. interest rates are bounded on the high side by the fact that they are high when compared to the rest of the world and on the low side by the fact that the U.S. economy is too strong and fully employed to warrant a large decline in rates.

----------
   * Return figures for the Fund include change in share price, reinvestment of dividends and capital gains distributions. Performance figures for A shares do not reflect the maximum sales charge of 5.75%.

  ** The Standard & Poor's 500 Composite Stock Price Index and the Lehman
     Brothers Aggregate Bond Index are unmanaged indices generally representative of equity investments and asset allocation investments respectively, and cannot be invested in directly.

 *** The composition of the Fund's holdings is subject to change.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PACIFIC HORIZON
ASSET ALLOCATION FUND
(AS OF FEBRUARY 28, 1999)

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL--PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)

[CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

                               1/18/94   2/28/94  2/28/95  2/29/96  2/28/97  2/28/98  2/28/99
A Shares                       $25,000          $28,683
B Shares                       $20,000          $21,120
K Shares                       $15,000          $20,923
Lehman Bros Aggregate Bond     $10,000          $19,968
S&P 500 Index                                   $18,341
Lipper Balanced Funds Average                   $13,868

--------------------------------------------------------
                 ASSET ALLOCATION FUND
                AVERAGE ANNUAL RETURNS
--------------------------------------------------------
                 A SHARES         B SHARES   K SHARES***
             Without   With*  Without With**
             Sales     Sales   Sales  Sales
             Load      Load    Load   Load

1 Year       14.72%    8.11%  14.33%  9.33%  14.23%
--------------------------------------------------------
5 Year       16.46%   15.08%  16.38% 16.27%  16.16%
--------------------------------------------------------
Since
Inception    15.81%   14.47%  15.73% 15.62%  15.52%
(1/18/94)
--------------------------------------------------------

HOW PERFORMANCE
COMPARES

The chart compares the performance of the Pacific Horizon Asset Allocation Fund to the S&P 500, an unmanaged index typically used as a performance benchmark for equity investments, and the Lehman Brothers Aggregate Bond Index, an unmanaged index with investment policies similar to the Fund. As illustrated, the Fund fared well compared to other asset allocation funds. The average of asset allocation funds as tracked by Lipper Analytical Services, Inc., measures the performance of other funds with investment objectives and policies similar to those of the Pacific Horizon Asset Allocation Fund. An initial $10,000 investment in the Fund made on January 18, 1994, would now be worth $19,968 for A Shares.* The same investment made in the Lipper Balanced Funds Average would now be worth $18,341. Correspondingly, a $10,000 investment in B Shares for the same period would now be worth $21,120**, and a $10,000 investment in K Shares for the same period would now be worth $20,923.***

FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)

The Pacific Horizon Asset Allocation Fund distributed a total Capital Gain Dividend of $1.489711 for the year ended February 28, 1999. Of this total Capital Gain Dividend amount, the Fund made a 20 percent rate distribution of $1.418027.

SEE INVESTMENT MANAGER INTERVIEW FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so an investor's shares, when redeemed, may be worth more or less than their original cost. Return figures for the Fund include change in share price, reinvestment of dividends, and capital gains distributions, if any.

Lipper Analytical Services, Inc. is an independent mutual fund-monitoring organization. Neither the Lipper Balanced Funds Average, the S&P 500 Index, nor the Lehman Brothers Aggregate Bond Index may be invested in directly. The hypothetical investment in the S&P 500 and Lehman Brothers Aggregate Bond Index do not reflect any sales or management fees that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses and management fees and the effect of the maximum sales charge.

   * A share performance assumes the deduction of the maximum front-end sales charge of 5.75%.

  ** Average annual return figures assume the deduction of the maximum contingent deferred sales charge of 5.00%, however, the line graph does not. B shares were first offered on July 15, 1998. Performance results shown prior to July 15, 1998 are those of Class A shares without the sales charge. B shares have an ongoing 0.75% distribution and administrative services fee which does not apply to A shares and which if reflected, would have lowered performance shown.

 *** The inception date of the K Shares (the date K Shares were initially funded) was July 22, 1996. The K Shares did not commence operations until November 11, 1996. For this reason, the performance results for K Shares are those of A Shares without the sales charge prior to such date. The performance results for K Shares included in the Financial Highlights table in the financial statements represent actual performance from the inception date of the K Shares. K Shares, unlike A Shares, are sold without a front-end sales load but have an ongoing .75% distribution or administrative services fee (of which .25% are currently being waived), which would have reduced prior performance.

PACIFIC HORIZON
ASSET ALLOCATION FUND
(AS OF FEBRUARY 28, 1999)

A MARKET-DRIVEN PROCESS

The Fund's adviser seeks to determine relative values among stocks, bonds and cash equivalents and weights the portfolio accordingly.

The Fund's adviser looks for the following characteristics within each asset class: Stock holdings that display above-average growth potential and reasonable valuation. The diversified bond portfolio may contain mortgage-backed securities as well as fixed-income obligations that are undervalued in the opinion of the Fund's adviser. The Fund's cash holdings can be viewed as a defensive position in changing markets.

[PIE CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

COMMON STOCKS                58.1%
BONDS                        40.8%
CONVERTIBLE PREFERRED STOCKS  0.1%
CASH & EQUIVALENTS STOCKS     1.0%
----------------------------------
*The composition of the Fund's holdings is subject to change.
[GRAPHIC APPEARS BELOW WITH THE FOLLOWING INFORMATION:]


                             SHIFTING THE ASSET MIX

STOCKS PROVIDE                                          BONDS PROVIDE
   GROWTH                                                  STEADY
 OPPORTUNITY                                               INCOME
                                      CASH


A BALANCED INVESTMENT
APPROACH

ALLOCATION AMONG ASSET CLASSES

The Fund may be appropriate for investors seeking long-term growth from capital appreciation as well as dividend and interest income through a balanced approach to investing using bonds, stocks and cash equivalents. Investors can make one simple investment and their money will be spread over a variety of asset classes. The Fund's adviser seeks a total return greater than bonds or cash with less volatility than an investment in stocks. Through strategically allocating assets among various investments, the Fund's adviser will shift the asset mix as market conditions change, thereby seeking to profit from market opportunities in any economic environment.

                                                                      APPENDIX 5

TIME HORIZON PORTFOLIO 1
TIME HORIZON PORTFOLIO 2
TIME HORIZON PORTFOLIO 3

AN INTERVIEW WITH THE TIME HORIZON FUNDS INVESTMENT MANAGEMENT TEAM

DAVID R. JOHNSEN, SENIOR VICE PRESIDENT, AND MICHAEL J. BUDD, VICE PRESIDENT

Q WHAT WERE THE MOST SIGNIFICANT FACTORS IN THE PORTFOLIOS' PERFORMANCE DURING THE PAST 12 MONTHS?

A As I mentioned in my letter, the continuation of the slow economic expansion of the U.S. economy, combined with low inflation, has been beneficial primarily to equities and to a lesser extent bonds. The slow expansion has allowed companies to offset slightly higher wage increases with productivity gains that has led to a continuation of improved earnings. In turn, investors have been encouraged by the continuation of earnings growth and lower long-term interest rates and have been willing to pay higher prices for stocks in hopes of receiving larger income and capital appreciation in the future.

    Add the increased demand for stocks coming from generations preparing for a retirement without Social Security, and you have a formula for a very strong market for U.S. stocks.

Q HOW DID THE STRENGTH OF THE U.S. STOCK MARKET AFFECT YOUR STRATEGIC ALLOCATION OF THE PORTFOLIOS?

A The continued expansion of the U.S. equity market had a slight impact on the allocations of the portfolios. Each portfolio has a target level of equity participation, ranging from a low of 35% for Portfolio 1 to a high of 70% for the Portfolio 3, which has a longer time horizon. Throughout most of the year we allowed the equities to grow with the markets advance. And, since the market conditions were favorable, we had no reason to adjust the target levels of the allocations.

    We did begin to reduce the equity proportion of the funds late in the year, which is normal, as we get closer to specific time horizons.

Q YOU MENTIONED EARLIER THAT YOU SEEK ""GOOD VALUE AND THE POTENTIAL FOR SUPERIOR LONG-TERM GROWTH." HOW DO YOU PURSUE THIS IN THE U.S. STOCK MARKETS?

A Our approach is to focus on choosing INDIVIDUAL securities that embody those characteristics. We maintain a neutral allocation among the various sectors of the stock market (e.g., financial, technology, healthcare), meaning that the percentage of stocks from any sector should be roughly equivalent to that of the Standard & Poor's 500, 600 and 400 Indices. We seek added value by identifying the most promising companies within each industry of a sector rather than the best-performing industries or sectors.

Q   GIVE US AN EXAMPLE OF HOW YOU CHOOSE AN INDIVIDUAL COMPANY WITHIN AN
    INDUSTRY.

A Items Back in October we bought Cisco Systems(.27%, .31% and .48% of total net assets for Portfolios 1, 2 and 3, respectively) and sold our holding of 3Com.

3Com's earnings estimates had been lowered and the outlook for earnings growth had become more clouded. Cisco Systems on the other hand, which is in the same industry, was not seeing a slowdown and its earnings expectations were still very good. Although somewhat more expensive on the value side, the earnings momentum and certainty of Cisco Systems led us to make the switch.

This exchange of 3Com to Cisco Systems points out our goal of not only staying neutral in the same industry but also not trying to time the market. We believe in being fully invested and in keeping shareholders' assets working in long-term securities that can meet their goals. Cash levels in the Portfolios have been consistently below 10%, the maximum amount permitted under normal market conditions by the prospectus, and have declined to 0% at times during the past year.

Q HOW DO YOU MANAGE THE FIXED-INCOME PORTION OF THE PORTFOLIO TO SEEK "SUPERIOR LONG-TERM RETURNS?"

A In general, we invest in fixed-income securities to generate income rather than capital appreciation. Lower than average spread volatility during this period enabled our commitment to agencies, corporate, asset-backed securities and mortgage-backed securities to generate a favorable return.

Q   HOW DO THE FIXED-INCOME PORTIONS OF THE THREE PORTFOLIOS DIFFER?

A In keeping with the respective objectives of the Portfolios, the holdings are somewhat different, so that the highest overall quality and shortest average maturity and duration are reflected in Portfolio 1, which also has the shortest time horizon. At the end of the fiscal year, the average credit quality (relative level of risk of default), average maturity and duration of each Portfolio were as follows:

------------------------------------------------------
                 PORTFOLIO 1  PORTFOLIO 2  PORTFOLIO 3
                --------------------------------------
Credit quality       AAA          AAA          AA1
Avg. Maturity    3.90 years   4.60 years   5.50 years
Duration         2.80 years   3.30 years   3.70 years
------------------------------------------------------

Higher duration portfolios typically suffer greater losses when interest rates rise and post larger gains when rates fall. We could try to manipulate the Portfolios' results by attempting to predict the direction of interest rates and adjusting their durations accordingly. Instead, we try to maintain a neutral weighting compared to the appropriate index and concentrate more on finding fixed-income securities that may provide a higher yield for a better price and little or no additional risk.

Q WHAT HAPPENED TO YOUR FOREIGN EQUITY ALLOCATION? HOW DO YOU MANAGE THIS PORTION OF THE PORTFOLIO TO SEEK "SUPERIOR LONG-TERM RETURNS?"

A We have maintained the allocations at or very near the target levels, despite the fact that foreign equity markets underperformed the U.S. stock market in absolute and dollar terms.

As measured in U.S. dollars, the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Index posted a gain of 16.02% in the first half of 1998 and 6.37% in the past twelve months.***

While foreign markets continue to lag those here at home, the economies in Europe took the lead, driven by signs of economic recovery on the Continent and continued corporate activity. Although the Pacific markets rallied at the beginning of 1998, in recent months they faded as the economy in Japan failed to recover and the secondary effects of the Southeast Asia crisis began to emerge. Major Latin American stock markets were strong but others were weak as some of the economic reforms stalled. As a result, the two funds to which we entrust the foreign equities portion of each Portfolio have a slight underweight in Europe, the Pacific rather more underweighted, a position in Latin America which is not part of the index and a small cash reserve.

The foreign equity portion of the portfolios is managed through these funds to seek individual securities that have relatively good value and good growth prospects. We expect that fund management will continue to look for superior long-term returns in foreign equities by changing the country weightings.

Q   WHAT IS YOUR OUTLOOK FOR THE PORTFOLIOS DURING THE COMING SIX AND TWELVE
    MONTHS?

A We do not forecast the directions of the financial markets or the economy. Our approach stresses hitting target allocations and then meeting or exceeding benchmarks through individual security selection and maintaining full investment of assets.

Having said that, we must add that we cannot afford to ignore the state of the markets or the economy either. At this time, we view domestic stocks as fairly valued in general vis-a-vis bonds and international stocks and have no rationale for changing the Portfolios' allocations. As long as inflation here in the U.S. remains under control--we believe that the Federal Reserve's choice not to change short-term rates is evidence that it is under control--and economic growth is steady, we expect to maintain the present strategic balances and to devote our energies to the selection of individual securities and diversification of each sector of the Portfolios.

***The Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Index is an unmanaged index and may not be invested in directly.

TIME HORIZON PORTFOLIO 1

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL--PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)

[CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

                         9/5/95  12/31/95  3/31/96  6/30/96  9/30/96  12/31/96  3/31/97  6/30/97  9/30/97  12/31/97 3/31/98  6/30/98
A Shares                  $25,000        $21,253        S&P 500
B Shares                  $20,000        $13,720        A Shares
K Shares                  $15,000        $13,488        K Shares
S&P 500 Index             $10,000        $13,066        B Shares
Lehman Brothers Aggregate                $12,430        Lehman Brothers
   Bond                                                 Aggregate Bond



--------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------
                                   SINCE INCEPTION
                         1-YEAR        (9/5/95)
A Shares+                13.70%         11.86%
B Shares (load)++         7.14%          9.94%
B Shares (no-load)++     12.14%         10.83%
K Shares+++              13.07%         11.19%
--------------------------------------------------------

HOW PERFORMANCE COMPARES

The chart compares Time Horizon Portfolio 1 to the S&P 500, which is an unmanaged index typically used as a performance benchmark for equity investments, and to the Lehman Brothers Aggregate Bond Index, an unmanaged index often used as a benchmark for fixed-income investments. Hypothetical investments in the S&P 500 and Lehman Brothers Aggregate Bond Index do not reflect any sales charges, management fees, transaction costs or other expenses that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses, fees and the maximum applicable contingent deferred sales charge on B Shares.

FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)

The Time Horizon Portfolio 1 distributed a total Capital Gain Dividend of $0.352570 per share for the year ended June 30, 1998. Of this total Capital Gain Dividend amount, the Fund made a 28 percent rate distribution of $0.252738 per share.

FOR CORPORATE SHAREHOLDERS ONLY (UNAUDITED)

The percentage of total dividends qualifying for the corporate dividends-received deduction for the fiscal year ending June 30, 1998 is as follows:

Time Horizon Portfolio 1                                                  13.23%

SEE LETTER FROM THE MANAGER FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  + Return figures for Class A Shares include change in share price and reinvestment of dividends, but do not include a front-end sales charge. On June 16, 1997, the 4.5% front-end sales charge on A Shares of each Portfolio was eliminated, qualifying this class of shares as no-load. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

 ++ Total return figures for Class B Shares, unless otherwise indicated, include change in share price and reinvestment of dividends, as well as the maximum applicable contingent deferred sales charge. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

+++ The inception date of K Shares (the date K Shares were initially funded) was July 22, 1996. K Shares for Portfolio 1 did not commence operations until February 7, 1997. For this reason, performance results for K Shares prior to the commencement date reflect the performance of no-load B Shares. Shareholders with K Shares are not charged a front-end or back-end (CDSC) sales charge, but are subject to a maximum Distribution Fee or Administrative Services fee in the amount of 0.75% and a Shareholder Service Fee in the amount of 0.25%, both of which are based on the average daily net assets of K Shares. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

S&P 500 is a registered trademark of Standard & Poor's Corporation.

Neither the S&P 500, nor the Lehman Brothers Aggregate Bond Index may be invested in directly.

A CLOSER LOOK AT YOUR PORTFOLIO

                            TIME HORIZON PORTFOLIO 1
                                 EQUITY PORTION

[PIE CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]
                                           -------------------------------------
SECTOR DIVERSIFICATION*                    TOP FIVE EQUITY HOLDINGS
(AS A PERCENTAGE OF EQUITY PORTION ONLY)   (AS A PERCENTAGE OF TOTAL PORTFOLIO)
                                           -------------------------------------
Finance                  16.8%             1. Microsoft Corporation        0.64%
Technology               16.5%             -------------------------------------
Consumer Cyclicals       14.3%             2. General Electric Company     0.63%
Health Care              10.9%             -------------------------------------
Utilities                10.2%             3. Exxon Corporation            0.51%
Consumer Staples          9.1%             -------------------------------------
Capital Goods             9.1%             4. Bristol Myers Squibb Company 0.48%
Energy                    6.4%             -------------------------------------
Basics                    5.5%             5. Dell Computer Corporation    0.43%
Transportation            1.2%             -------------------------------------


                              FIXED INCOME PORTION

[PIE CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

QUALITY BREAKDOWN*
(FIXED-INCOME PORTION OF PORTFOLIO ONLY)

Treasury  37.9%
AAA       21.5%
A         18.8%
Agency    13.3%
AA         8.5%

--------------------------------------------
       TOP FIVE FIXED-INCOME HOLDINGS
   (AS A PERCENTAGE OF TOTAL PORTFOLIO)
--------------------------------------------
1. U.S. Treasury Notes 6.125 9/30/00   4.46%
--------------------------------------------
2. U.S. Treasury Notes 6.25 8/31/00    2.85%
--------------------------------------------
3. U.S. Treasury Notes 6.375 5/15/99   2.85%
--------------------------------------------
4. U.S. Treasury Notes 6.25 2/15/07    2.57%
--------------------------------------------
5. U.S. Treasury Notes 6.25 2/15/03    2.57%
--------------------------------------------

*The portfolio's composition is subject to change. Percentages shown are percentages of portfolio value.

TIME HORIZON PORTFOLIO 2

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)


[CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

                         9/5/95  12/31/95  3/31/96  6/30/96  9/30/96  12/31/96  3/31/97  6/30/97  9/30/97  12/31/97 3/31/98  6/30/98
A Shares                            $25,000            $21,253         S&P 500
B Shares                            $20,000            $14,445         A Shares
K Shares                            $15,000            $14,206         K Shares
S&P 500 Index                       $10,000            $13,761         B Shares
Lehman Brothers Aggregate Bond                         $12,430         Lehman Brothers
                                                                       Aggregate Bond


--------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------
                                   SINCE INCEPTION
                         1-YEAR        (9/5/95)
A Shares+                15.82%         13.92%
B Shares (load)++         9.36%         11.98%
B Shares (no-load)++     14.36%         12.84%
K Shares+++              15.29%         13.25%
--------------------------------------------------------

HOW PERFORMANCE COMPARES

The chart compares Time Horizon Portfolio 2 to the S&P 500, which is an unmanaged index typically used as a performance benchmark for equity investments, and to the Lehman Brothers Aggregate Bond Index, an unmanaged index often used as a benchmark for fixed-income investments. Hypothetical investments in the S&P 500 and Lehman Brothers Aggregate Bond Index do not reflect any sales charges, management fees, transaction costs or other expenses that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses, fees and the maximum applicable contingent deferred sales charge on B Shares.

FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)

The Time Horizon Portfolio 2 distributed a total Capital Gain Dividend of $0.369030 per share for the year ended June 30, 1998. Of this total Capital Gain Dividend amount, the Fund made a 28 percent rate distribution of $0.150790 per share and a 20 percent rate distribution of $0.034444 per share.

FOR CORPORATE SHAREHOLDERS ONLY (UNAUDITED)

The percentage of total dividends qualifying for the corporate dividends-received deduction for the fiscal year ending June 30, 1998 is as follows:

Time Horizon Portfolio 2                                                  19.31%

SEE LETTER FROM THE MANAGER FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  + Return figures for Class A Shares include change in share price and reinvestment of dividends, but do not include a front-end sales charge. On June 16, 1997, the 4.5% front-end sales charge on A Shares of each Portfolio was eliminated, qualifying this class of shares as no-load. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

 ++ Total return figures for Class B Shares, unless otherwise indicated, include change in share price and reinvestment of dividends, as well as the maximum applicable contingent deferred sales charge. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

+++ The inception date of K Shares (the date K Shares were initially funded) was July 22, 1996. K Shares for Portfolio 2 did not commence operations until October 18, 1996. For this reason, performance results for K Shares prior to the commencement date reflect the performance of no-load B Shares. Shareholders with K Shares are not charged a front-end or back-end (CDSC) sales charge, but are subject to a maximum Distribution Fee or Administrative Services fee in the amount of 0.75% and a Shareholder Service Fee in the amount of 0.25%, both of which are based on the average daily net assets of K Shares. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

S&P 500 is a registered trademark of Standard & Poor's Corporation.

Neither the S&P 500, nor the Lehman Brothers Aggregate Bond Index may be invested in directly.

A CLOSER LOOK AT YOUR PORTFOLIO

                            TIME HORIZON PORTFOLIO 2
                                 EQUITY PORTION

[PIE CHART APPEARS BELOW WITH THE FOLLOWING PLOT POINTS:]
                                          --------------------------------------
SECTOR DIVERSIFICATION*                   TOP FIVE EQUITY HOLDINGS
(AS A PERCENTAGE OF EQUITY PORTION ONLY)  (AS A PERCENTAGE OF TOTAL PORTFOLIO)
                                          --------------------------------------
Finance             16.6%                 1. Microsoft Corporation         0.65%
Technology          16.3%                 --------------------------------------
Consumer Cyclicals  15.5%                 2. General Electric Company      0.64%
Health Care         11.1%                 --------------------------------------
Utilities           10.2%                 3. Exxon Corporation             0.54%
Capital Goods        9.3%                 --------------------------------------
Consumer Staples     8.3%                 4. TJX Companies, Inc.           0.52%
Energy               5.8%                 --------------------------------------
Basics               5.4%                 5. Bristol Myers Squibb Company  0.51%
Transportation       1.5%                 --------------------------------------


                              FIXED INCOME PORTION

[PIE CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

QUALITY BREAKDOWN*
(FIXED-INCOME PORTION OF PORTFOLIO ONLY)

Treasury       30.4%
A              21.7%
Agency         19.7%
AAA            17.5%
AA             10.7%

-------------------------------------------
      TOP FIVE FIXED-INCOME HOLDINGS
   (AS A PERCENTAGE OF TOTAL PORTFOLIO)
-------------------------------------------
1. U.S. Treasury Notes 6.25 2/15/03   4.16%
-------------------------------------------
2. U.S. Treasury Notes 6.50 5/15/05   2.58%
-------------------------------------------
3. FHLMC 7.00 5/01/04                 2.10%
-------------------------------------------
4. U.S. Treasury Notes 6.25 8/31/00   1.71%
-------------------------------------------
5. U.S. Treasury Notes 6.50 10/15/06  1.59%
-------------------------------------------

* The portfolio's composition is subject to change. Percentages shown are percentages of portfolio value.

TIME HORIZON PORTFOLIO 3

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL--PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)

[CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

                         9/5/95  12/31/95  3/31/96  6/30/96  9/30/96  12/31/96  3/31/97  6/30/97  9/30/97  12/31/97 3/31/98  6/30/98
A Shares                       $25,000                  $21,253       S&P 500
B Shares                       $20,000                  $15,839       A Shares
K Shares                       $15,000                  $15,593       K Shares
S&P 500 Index                  $10,000                  $15,132       B Shares
Lehman Brothers Aggregate                               $12,430       Lehman Brothers
   Bond                                                               Aggregate Bond

--------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------
                                   SINCE INCEPTION
                         1-YEAR        (9/5/95)
A Shares+                19.96%         17.70%
B Shares (load)++        13.34%         15.81%
B Shares (no-load)++     18.34%         16.62%
K Shares+++              19.30%         17.05%
--------------------------------------------------------

HOW PERFORMANCE COMPARES

The chart compares Time Horizon Portfolio 3 to the S&P 500, which is an unmanaged index typically used as a performance benchmark for equity investments, and to the Lehman Brothers Aggregate Bond Index, an unmanaged index often used as a benchmark for fixed-income investments. Hypothetical investments in the S&P 500 and Lehman Brothers Aggregate Bond Index do not reflect any sales charges, management fees, transaction costs or other expenses that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses, fees and the maximum applicable contingent deferred sales charge on B Shares.

FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)

The Time Horizon Portfolio 3 distributed a total Capital Gain Dividend of $0.549460 per share for the year ended June 30, 1998. Of this total Capital Gain Dividend amount, the Fund made a 28 percent rate distribution of $0.199311 per share and a 20 percent rate distribution of $0.038835 per share.

FOR CORPORATE SHAREHOLDERS ONLY (UNAUDITED)

The percentage of total dividends qualifying for the corporate dividends-received deduction for the fiscal year ending June 30, 1998 is as follows:

Time Horizon Portfolio 3                                                  25.44%

SEE LETTER FROM THE MANAGER FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ Return figures for Class A Shares include change in share price and reinvestment of dividends, but do not include a front-end sales charge. On June 16, 1997, the 4.5% front-end sales charge on A Shares of each Portfolio was eliminated, qualifying this class of shares as no-load. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

++ Total return figures for Class B Shares, unless otherwise indicated, include change in share price and reinvestment of dividends, as well as the maximum applicable contingent deferred sales charge. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Funds performance.

+++ The inception date of K Shares (the date K Shares were initially funded) was July 22, 1996. K Shares for Portfolio 3 did not commence operations until January 28, 1997. For this reason, performance results for K Shares prior to the commencement date reflect the performance of no-load B Shares. Shareholders with K Shares are not charged a front-end or back-end (CDSC) sales charge, but are subject to a maximum Distribution Fee or Administrative Services fee in the amount of 0.75% and a Shareholder Service Fee in the amount of 0.25%, both of which are based on the average daily net assets of K Shares. The service contractors are currently waiving fees and are assuming certain Fund expenses. This voluntary waiver may be modified or terminated at any time, which would reduce the Fund's performance.

S&P 500 is a registered trademark of Standard & Poor's Corporation.

Neither the S&P 500, nor the Lehman Brothers Aggregate Bond Index may be invested in directly.

A CLOSER LOOK AT YOUR PORTFOLIO

                            TIME HORIZON PORTFOLIO 3
                                 EQUITY PORTION

[PIE CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

SECTION DIVERSIFICATION*                  --------------------------------------
(AS A PERCENTAGE OF EQUITY PORTION ONLY)  TOP FIVE EQUITY HOLDINGS
                                          (AS A PERCENTAGE OF TOTAL PORTFOLIO)
Finance             16.6%                 --------------------------------------
Technology          16.3%                 1. Microsoft Corporation         0.99%
Consumer Cyclicals  15.5%                 --------------------------------------
Health Care         11.1%                 2. General Electric Company      0.97%
Utilities           10.2%                 --------------------------------------
Capital Goods        9.3%                 3. Exxon Corporation             0.81%
Consumer Staples     8.3%                 --------------------------------------
Energy               5.8%                 4. Bristol Myers Squibb Company  0.77%
Basics               5.4%                 --------------------------------------
Transportation       1.5%                 5. Morgan Stanley Dean
                                             Witter Discover & Co.         0.74%
                                          --------------------------------------



[PIE CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

QUALITY BREAKDOWN*
(FIXED-INCOME PORTION OF PORTFOLIO ONLY)

Treasury  29.0%
AAA       17.3%
AA         7.9%
A         23.8%
Agency    22.0%

------------------------------------------
     TOP FIVE FIXED-INCOME HOLDINGS
   (AS A PERCENTAGE OF TOTAL PORTFOLIO)
------------------------------------------
1. U.S. Treasury Notes 6.375 9/30/01 1.84%
------------------------------------------
2. FHLMC 7.00 5/01/04                1.33%
------------------------------------------
3. FannieMae 5.75 6/15/05            1.32%
------------------------------------------
4. U.S. Treasury Notes 6.50 5/15/05  1.25%
------------------------------------------
5. FHLMC 6.50 6/01/04                1.23%
------------------------------------------

* The portfolio's composition is subject to change. Percentages shown are percentages of portfolio value.

                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 20, 1999

                               TIME HORIZON FUNDS
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809
                                 1-800-653-9427

                         NATIONS INSTITUTIONAL RESERVES
                      One Bank of America Plaza, 33rd Floor
                         Charlotte, North Carolina 28255
                                 1-800-321-7854


     (AUGUST 13, 1999 SPECIAL MEETING OF SHAREHOLDERS OF TIME HORIZON FUNDS)

                  This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of Time Horizon Funds to be held on August 13, 1999. Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Time Horizon Funds or Nations Institutional Reserves at the addresses or telephone numbers set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.


 INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

                  Further information about the Investor A Shares, Investor B Shares, and Investor C Shares of Nations Asset Allocation Fund is contained in and incorporated herein by reference to the Statement of Additional Information for Nations Institutional Reserves dated September 1, 1998, as supplemented on May 21, 1999.

                  Further information about the A Shares, B Shares, and K Shares of the Time Horizon Funds is contained in and incorporated herein by reference to the Statement of Additional Information dated November 1, 1998.

                  The audited financial statements and related Report of Independent Accountants for the year ended February 28, 1999 for the Pacific Horizon Asset Allocation Fund, predecessor to Nations Asset Allocation Fund, are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

                  The audited financial statements and related Report of Independent Accountants for the year ended June 30, 1998 for the Time Horizon Funds are incorporated herein by reference. No other parts of the annual reports are incorporated herein by reference.

                                TABLE OF CONTENTS


General Information...........................................................3
Introductory Note to PRO FORMA Financial Information..........................4

                               GENERAL INFORMATION

         The Reorganization contemplates the transfer of the assets and liabilities of each Time Horizon Fund to the Nations Asset Allocation Fund ( the "Asset Allocation Fund") of Nations Institutional Reserves in exchange for shares of designated classes of the Asset Allocation Fund of equal value.

         The Shares issued by the Asset Allocation Fund will have an aggregate dollar value equal to the aggregate dollar value of the shares of the respective Time Horizon Fund that are outstanding immediately before the closing of the Reorganization.

         Immediately after the Closing, each Time Horizon Fund will distribute the Shares of the Asset Allocation Fund received in the Reorganization to its shareholders in liquidation of the Time Horizon Fund. Each shareholder owning shares of a particular Time Horizon Fund at the Closing will receive Shares of the designated class of the Asset Allocation, and will receive any unpaid dividends or distributions that were declared before the Closing on Time Horizon Fund shares. Nations will establish an account for each former shareholder of the Time Horizon Funds reflecting the number of Asset Allocation Fund Shares distributed to that shareholder. If the Reorganization Agreement is approved and consummated, Time Horizon will transfer all of its assets and liabilities, as of the Closing, and all outstanding shares of the Time Horizon Funds will be redeemed and canceled in exchange for shares of the Asset Allocation Fund, and Time Horizon will wind up its affairs and apply to be de-registered as an investment company under the 1940 Act and thereafter dissolve under Delaware law.

         Other than in the normal course of business, it is not expected that there will be any material realignment of the portfolio holdings of the Time Horizon Funds after the Reorganization.

         For further information about the transaction, see the Proxy/
Prospectus.

              INTRODUCTORY NOTE TO PRO FORMA FINANCIAL INFORMATION

         The following unaudited PRO FORMA information gives effect to the proposed transfer of the assets and liabilities of Time Horizon Portfolio 1, Time Horizon Portfolio 2, and Time Horizon Portfolio 3 to Nations Asset Allocation Fund accounted for as if each transfer had occurred as of February 28, 1999. In addition, each PRO FORMA combined statement has been prepared based upon the proposed fee and expense structure of Nations Asset Allocation Fund. This information reflects the inclusion of assets of the Pacific Horizon Asset Allocation Fund, the predecessor to Nations Asset Allocation Fund, in Nations Asset Allocation Fund. The assets of the Pacific Horizon Asset Allocation Fund transferred to the Nations Asset Allocation Fund on May 21, 1999.

         The PRO FORMA financial information should be read in conjunction with the historical financial statements and notes thereto of Time Horizon Funds and Nations Asset Allocation Fund included or incorporated herein by reference in this Statement of Additional Information. Each combination of the above Time Horizon Funds and the Asset Allocation Fund will be accounted for as a tax-free reorganization.

               Nations Asset Allocation / Time Horizon Portfolios
             Pro Forma Combining Statement of Net Assets (Unaudited)
                                February 28, 1999

                                           Time Horizon I     Asset       Adjustments to Pro      Pro Forma
                                                           Allocation           Forma              Combined
                                             (in 000's)    (in 000's)         (in 000's)          (in 000's)
                                           ---------------------------------------------------------------------
Total Investments                            $  37,311    $    287,005     $      -             $   324,316
Other Assets and
Liabilities:
Receivable for investments sold                     -               -             -                       -
Payable for investments purchased                   -               -             -                       -
Other assets and                                 (944)             255            -                    (689)
liabilities, net
                                          ----------------------------------------------------------------------
Total Other Assets                               (944)             255            -                    (689)
and Liabilities
                                          ----------------------------------------------------------------------
Net Assets                                     36,367          287,260            -                 323,627
                                          ======================================================================
Net Assets by Class:
A Shares (Investor A)                           8,928           72,081            -                  81,009
B Shares (Investor B)                          27,330            5,566            -                  32,896
K Shares (Investor C)                             109            1,792            -                   1,901
SRF Shares (Seafirst)                              -           207,821            -                 207,821
Primary A                                          -                -             -                       -
Primary B                                          -                -             -                       -
                                          ----------------------------------------------------------------------
                                               36,367          287,260            -                 323,627
                                          ----------------------------------------------------------------------
Shares Outstanding
by Class:
A Shares (Investor A)                             769            3,203         (372)                  3,600
B Shares (Investor B)                           2,368              248       (1,151)                  1,465
K Shares (Investor C)                               9               80           (4)                     85
SRF Shares (Seafirst)                              -            12,217            -                  12,217
Primary A                                          -                -             -                       -
Primary B                                          -                -             -                       -
                                         ------------------------------------------------------------------------
                                                3,146           15,748       (1,527)                 17,367
                                         ------------------------------------------------------------------------
Net Asset Value per Share by
Class:
A Shares (Investor A)                       $   11.61        $   22.50      $     -                $  22.50

B Shares (Investor B)                       $   11.54        $   22.45      $     -                $  22.45
K Shares (Investor C)                       $   11.49        $   22.45      $     -                $  22.45
SRF Shares (Seafirst)                            n/a         $   17.01      $     -                $  17.01

See Notes to Pro Forma Financial Statements


                                  Nations Asset Allocation / Time Horizon Portfolios
                                Pro Forma Combining Statement of Operations (Unaudited)
                                                   February 28, 1999

                                                 Time Horizon I     Asset       Adjustments to Pro     Pro Forma
                                                                 Allocation           Forma             Combined
                                                   (in 000's)    (in 000's)        (in 000's)          (in 000's)
                                                ------------------------------------------------------------------


INVESTMENT INCOME:
Interest                                            $1,593        $7,782       $     -                  $9,375
Dividends                                              201         1,978             -                   2,179
                                                ----------------------------------------------------------------
Total Investment                                     1,794         9,760             -                  11,554
Income

EXPENSES:
Investment Advisory                                    157         1,089            785(a)               2,031
Administration                                          78           408            233(a)                 719
Transfer Agent                                          60           133           (37)(b)                 156
Custodian                                               31           117          (117)(b)                  31
Legal and Audit Fees                                    49            20            (7)(b)                  62
Registration & Filing                                   18            16             -                      34
Trustees' Fees                                          20             6            (6)(b)                  20
Interest Expense                                         -             -             -                       -
Other expenses                                          97           100          (170)(b)                  27
                                                -----------------------------------------------------------------
Subtotal                                               510         1,889            681                  3,080
                                                -----------------------------------------------------------------
Shareholder Servicing and
Distribution Fees
A Shares (Investor A)                                   24           170              -                    194
B Shares (Investor B)                                  295            14             10(d)                 319
K Shares (Investor C)                                    -            15              1(a)                  16
SRF Shares (Seafirst)                                    -           504              -                    504
Primary A                                                -             -              -                      -
Primary B                                                -             -              -                      -
                                                ----------------------------------------------------------------
                                                       319           703             11                  1,033
                                                ----------------------------------------------------------------
Fees waived and/or reimbursed by                                       -
investment
advisor, administrator and/or distributor             (135)          (28)          (466)(c)               (629)
                                                ----------------------------------------------------------------
Total Expenses                                         694         2,564            226                  3,484
                                                ----------------------------------------------------------------

NET INVESTMENT INCOME                                1,100         7,196           (226)                 8,070
                                                ----------------------------------------------------------------
NET REALIZED
GAIN/(LOSS) ON
INVESTMENTS:                                         4,049        30,046             -                  34,095
                                                ----------------------------------------------------------------
NET INCREASE/(DECREASE) IN
NET ASSETS
                                                ----------------------------------------------------------------
RESULTING FROM OPERATIONS:                          $5,149       $37,242     $    (226)                $42,165
                                                ================================================================

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Increase in B shares is a result of Asset Allocation B shares not commencing operations until July 15, 1998.
Note: Organizational costs of merged fund will be assumed by NBAI prior to the merger date. These costs have not been reflected in the proforma financial statements.

                   See Notes to Pro Forma Financial Statements

               Nations Asset Allocation / Time Horizon Portfolios
             Pro Forma Combining Statement of Operations (Unaudited)
                                February 28, 1999

  Asset      Time      Total     Description                                                  Asset       Time       Total
Allocation Horizon I                                                                       Allocation   Horizon I
 Shares/    Shares  Shares/Par                                                                Market     Market      Market
   Par      /Par                                                                              Value      Value        Value
                                Common Stock - 54.29%
                                Aerospace - 0.81%
              400       400     Cordant Technologies, Inc.                                               15,575      15,575

              300       300     Goodrich (B.F.) Co.                                                      10,237      10,237

              500       500     Sundstrand Corp.                                                         33,844      33,844

  20,100      700    20,800     United Technologies Corp.                                   2,489,887    86,712   2,576,599
                                                                                           --------------------------------

                                                                                            2,489,887   146,368   2,636,255


                                Airlines - 0.30%
              300       300     Alaska Air Group, Inc.                                                   15,206      15,206

  11,000      500    11,500     Delta Air Lines, Inc.                                         668,937    30,406     699,343

   3,900      200     4,100     UAL Corp.                                                     233,025    11,950     244,975
                                                                                           --------------------------------

                                                                                              901,962    57,562     959,524

                                Apparel/Textile - 0.21%
              500       500     Cintas Corp.                                                             35,375      35,375

            1,100     1,100     Jones Apparel Group, Inc.                                                30,731      30,731

  8,000       700     8,700     Tommy Hilfiger Corp.                                          552,500    48,344     600,844
                                                                                           --------------------------------

                                                                                              552,500   114,450     666,950

                               Automobiles - 0.91%
  14,600      600    15,200    General Motors Corp.                                         1,205,412    49,537   1,254,949

              600       600    Arvin Industries, Inc.                                                    21,750      21,750

  26,300    1,000    27,300    Ford Motor Co.                                               1,559,919    59,312   1,619,231

              400       400    Harley-Davidson, Inc.                                                     23,125      23,125

            1,200     1,200    Meritor Automotive, Inc.                                                  19,050      19,050
                                                                                           --------------------------------

                                                                                            2,765,331   172,774   2,938,105
                               Banks/Savings & Loans - 4.49%
              950       950    AmSouth Bancorporation                                                    44,650      44,650

              500       500    Astoria Financial Corp.                                                   22,656      22,656

  27,540    1,400    28,940    Banc One Corp.                                               1,480,275    75,250   1,555,525

  39,600    1,600    41,200    Bank of New York Co., Inc.                                   1,383,525    55,900   1,439,425

  43,000    1,600    44,600    Chase Manhattan Corp.                                        3,423,875   127,400   3,551,275

            1,100     1,100    City National Corp.                                                       35,475      35,475

            1,300     1,300    Dime Bancorp, Inc.                                                        32,175      32,175

  62,700    2,200    64,900    Fleet Financial Group, Inc.                                  2,692,181    94,462   2,786,643

  24,900    1,000    25,900    Mellon Bank Corp.                                            1,683,862    67,625   1,751,487

  16,800      400    17,200    National City Corp.                                          1,173,900    27,950   1,201,850

            1,900     1,900    North Fork Bancorporation, Inc.                                           41,800      41,800

            1,240     1,240    Old Kent Financial Corp.                                                  54,405      54,405

  12,800             12,800    PNC Bank Corp.                                                 666,400               666,400

  36,000    1,500    37,500    Wells Fargo Co.                                              1,323,000    55,125   1,378,125
                                                                                           --------------------------------

                                                                                           13,827,018   734,873  14,561,891
                               Beverages - 1.53%
  27,800    1,100    28,900    Anheuser-Busch Cos., Inc.                                    2,131,912    84,356   2,216,268

  29,000    1,100    30,100    Coca-Cola Co.                                                1,854,187    70,331   1,924,518

  12,000             12,000    Coca-Cola Enterprises, Inc.                                    372,000               372,000

              200       200    Coors, (Adolph) Co., Class B                                              11,912      11,912

  11,000      400    11,400    PepsiCo, Inc.                                                  413,875    15,050     428,925
                                                                                           --------------------------------

                                                                                            4,771,974   181,649   4,953,623
                               Building Related/Appliance - 0.22%
  16,800      600    17,400    Centex Corp.                                                   618,450    22,087     640,537

              500       500    Mohawk Industries, Inc.                                                   16,250      16,250

            1,000     1,000    Shaw Industries, Inc.                                                     21,937      21,937

              500       500    Southdown, Inc.                                                           23,594      23,594

              200       200    USG Corp.                                                                 10,025      10,025
                                                                                           --------------------------------

                                                                                              618,450    93,893     712,343
                                Chemicals - 0.75%
              900       900     Crompton & Knowles Corp.                                                 16,650      16,650

  13,800      500    14,300     Dow Chemical Co.                                            1,357,575    49,187   1,406,762

  11,000      500    11,500     Du Pont (E. I.) De Nemours & Co.                              564,437    25,656     590,093

              500       500     Ecolab, Inc.                                                             19,937      19,937

              600       600     GenCorp, Inc.                                                            12,037      12,037

    800       200     1,000     Rohm & Haas Co.                                                25,000     6,250      31,250

                        500     Schulman (A.), Inc.                                                       8,250       8,250

  18,000     1,900   19,900     Solutia, Inc.                                                 320,625    33,844     354,469
                                                                                           --------------------------------

                                                                                            2,267,637   171,811   2,439,448
                                Commercial Services - 0.15%
             1,100     1,100    ACNielsen Corp.                                                          28,600      28,600

              300       300     Convergys Corp.                                                           5,194       5,194

  10,900      600    11,500     Fluor Corp.                                                   383,544    21,112     404,656

              400       400     Galileo International, Inc.                                              20,200      20,200

              400       400     Robert Half International, Inc.                                          14,400      14,400
                                                                                           --------------------------------

                                                                                              383,544    89,506     473,050
                                Communications - 2.05%
              900       900     American Power Conversion Corp.                                          32,287      32,287

  23,900    1,250    25,150     Cisco Systems, Inc.                                         2,337,719   122,266   2,459,985

  27,100    1,100    28,200     Lucent Technologies, Inc.                                   2,752,344   111,719   2,864,063

   4,050              4,050     Sprint Corp. (PCS Group)                                      129,094               129,094

  14,100      600    14,700     Tellabs, Inc.                                               1,128,881    48,037   1,176,918
                                                                                           --------------------------------

                                                                                            6,348,038   314,309   6,662,347
                                Computer Hardware - 3.46%
  39,100    1,500     40,600    Dell Computer Corp.                                         3,132,887   120,187   3,253,074

  35,000    1,900     36,900    EMC Corp.                                                   3,583,125   194,512   3,777,637

   5,900      200      6,100    International Business Machines Corp.                       1,003,000    34,000   1,037,000

              600        600    Lexmark International Group, Inc.                                        61,912      61,912

              600        600    NCR Corp.                                                                24,562      24,562

  18,000      700     18,700    Seagate Technology, Inc.                                      520,875    20,256     541,131

  18,400      800     19,200    Solectron Corp.                                               822,250    35,750     858,000

  16,300      600     16,900    Sun Microsystems, Inc.                                      1,586,194    58,387   1,644,581

              450        450    Symbol Technologies, Inc.                                                23,850      23,850
                                                                                           --------------------------------

                                                                                           10,648,331   573,416  11,221,747
                                Computer Services & Software - 3.54%
              400        400    Adobe Systems, Inc.                                                      16,100      16,100

  10,400      400     10,800    America Online, Inc.                                          924,950    35,575     960,525

              300        300    BMC Software, Inc.                                                       12,262      12,262

              700        700    Cadence Design Systems, Inc.                                             16,844      16,844

              400        400    Citrix Systems, Inc.                                                     30,850      30,850

  10,100      700     10,800    Compuware Corp.                                               564,969    39,156     604,125

              300        300    Electronic Arts, Inc.                                                    11,962      11,962

  50,900    1,900     52,800    Microsoft Corp.                                             7,641,362   285,237   7,926,599

              750        750    Network Associates, Inc.                                                 35,250      35,250

  31,400    1,200     32,600    Oracle Corp.                                                1,754,475    67,050   1,821,525

              500        500    Rational Software Corp.                                                  14,844      14,844

              600        600    Siebel Systems, Inc.                                                     26,400      26,400

              500        500    Symantec Corp.                                                            9,031       9,031
                                                                                           --------------------------------

                                                                                           10,885,756   600,561  11,486,317
                                Cosmetics & Toiletries - 1.75%
  22,400     1,100     23,500   Avon Products, Inc.                                           932,400    45,787     978,187

   8,600       300      8,900   Clorox Co.                                                  1,017,487    35,494   1,052,981

             1,100      1,100   Dial Corp.                                                               32,106      32,106

  15,700       600     16,300   Kimberly-Clark Corp.                                          741,825    28,350     770,175

  30,700     1,200     31,900   Procter & Gamble Co.                                        2,747,650   107,400   2,855,050
                                                                                           --------------------------------

                                                                                            5,439,362   249,137   5,688,499
                                Electrical Equipment - 1.75%
  54,400     2,100     56,500   General Electric Co.                                        5,457,000   210,656   5,667,656
                                                                                           --------------------------------

                                                                                            5,457,000   210,656   5,667,656

                                Energy Related - 0.73%
             1,300      1,300   Allegheny Energy, Inc.                                                   38,594      38,594

               400        400   Allied Waste Industries, Inc.                                             7,800       7,800

  30,400     1,200     31,600   PECO Energy Co.                                             1,077,300    42,525   1,119,825

  26,000     1,200     27,200   Reliant Energy, Inc.                                          697,125    32,175     729,300

               500        500   Tidewater, Inc.                                                           9,406       9,406

  21,300     1,700     23,000   Transocean Offshore, Inc.                                     439,312    35,062     474,374
                                                                                           --------------------------------

                                                                                            2,213,737   165,562   2,379,299
                                Entertainment - 1.43%
  29,500     1,200     30,700   Carnival Corp.                                              1,312,750    53,400   1,366,150

               800        800   King World Productions, Inc.                                             21,150      21,150

  48,600     1,700     50,300   Time Warner, Inc.                                           3,134,700   109,650   3,244,350
                                                                                           --------------------------------

                                                                                            4,447,450   184,200   4,631,650
                                Financial Services - 2.50%
  10,400      400      10,800   American Express Co.                                        1,128,400    43,400   1,171,800

  19,200      850      20,050   Citigroup Inc.                                              1,128,000    49,937   1,177,937

              600         600   Countrywide Credit Industries, Inc.                                      22,725      22,725

            1,000       1,000   Edwards (A.G.), Inc.                                                     32,562      32,562

  23,400      900      24,300   Freddie Mac                                                 1,377,675    52,987   1,430,662

  19,600      800      20,400   Morgan Stanley Dean Witter Discover & Co.                   1,773,800    72,400   1,846,200

  22,800    1,000      23,800   Providian Financial Corp.                                   2,328,450   102,125   2,430,575
                                                                                           --------------------------------

                                                                                            7,736,325   376,136   8,112,461
                                Food & Related - 0.91%
  23,600     1,200     24,800   Conagra, Inc.                                                 710,950    36,150     747,100

               500        500   Earthgrains Co.                                                          12,281      12,281

               900        900   Flowers Industries, Inc.                                                 21,937      21,937

  11,800       700     12,500   Heinz (H.J.) Co.                                              642,362    38,106     680,468

             1,000      1,000   IBP, Inc.                                                                22,500      22,500

  20,700       800     21,500   Quaker Oats Co.                                             1,130,737    43,700   1,174,437

             1,000      1,000   Ralcorp Holdings, Inc.                                                   17,812      17,812

  10,100               10,100   Sara Lee Corp.                                                274,594               274,594

               500        500   Vlasic Foods International                                                6,094       6,094
                                                                                           --------------------------------

                                                                                            2,758,643   198,580   2,957,223
                                Hospital Management - 0.26%
              500       500     Lincare Holdings, Inc.                                                   17,813      17,813

              300       300     Omnicare, Inc.                                                            7,181       7,181

              300       300     PacifiCare Health Systems, Inc., Class B                                 21,675      21,675

  15,300      600    15,900     United Healthcare Corp.                                       754,481    29,588     784,069

              200       200     Wellpoint Health Networks, Inc.                                          15,775      15,775
                                                                                           --------------------------------

                                                                                              754,481    92,032     846,513
                                Hospital Supply - 1.32%
  24,800    1,500     26,300    Biomet, Inc.                                                  909,850    55,031     964,881

  22,400      900     23,300    Guidant Corp.                                               1,276,800    51,300   1,328,100

              400        400    Hillenbrand Industries, Inc.                                             16,750      16,750

   9,700      300     10,000    Johnson & Johnson Co.                                         828,137    25,613     853,750

  15,600      400     16,000    Medtronic, Inc.                                             1,101,750    28,250   1,130,000
                                                                                           --------------------------------

                                                                                            4,116,537   176,944   4,293,481
                                Insurance - 1.78%
             1,200     1,200    Aflac, Inc.                                                              52,950      52,950

  38,600     1,400    40,000    Allstate Corp.                                              1,447,500    52,500   1,500,000

               500       500    AMBAC Financial Group, Inc.                                              28,000      28,000

  37,700     1,500    39,200    Conseco, Inc.                                               1,128,644    44,906   1,173,550

  22,400       800    23,200    Equitable Cos., Inc.                                        1,513,400    54,050   1,567,450

  25,300     1,000    26,300    Hartford Financial Services Group, Inc.                     1,367,781    54,063   1,421,844

               400       400    PMI Group, Inc.                                                          17,250      17,250
                                                                                           --------------------------------
                                                                                            5,457,325   303,719   5,761,044
                                Machinery - 0.28%
              400       400     Briggs & Stratton Corp.                                                  19,525      19,525

 17,200       700    17,900     Ingersoll-Rand Co.                                            817,000    33,250     850,250

              500       500     McDermott International, Inc.                                             9,969       9,969

              500       500     Trinity Industries, Inc.                                                 16,469      16,469
                                                                                           --------------------------------

                                                                                              817,000    79,213     896,213
                                Metals & Mining - 0.37%
  8,000       600     8,600     Alcoa Inc.                                                    324,000    24,300     348,300

              600       600     Martin Marietta Materials, Inc.                                          30,788      30,788

 31,300     1,300    32,600     USX-U.S. Steel Group, Inc.                                    792,281    32,906     825,187
                                                                                           --------------------------------
                                                                                            1,116,281    87,994   1,204,275
                                Multi - Industry - 1.14%
  15,700      600     16,300    AlliedSignal, Inc.                                            649,588    24,825     674,413

              700        700    Crane Co.                                                                19,206      19,206

              500        500    Pentair, Incorporated                                                    18,938      18,938

  38,700    1,400     40,100    Tyco International Ltd.                                     2,880,731   104,213   2,984,944
                                                                                           --------------------------------
                                                                                            3,530,319   167,182   3,697,501
                                Office Supplies - 0.01%
              500        500    Avery-Dennison Corp.                                                     26,844      26,844
                                                                                           --------------------------------

                                                                                                         26,844      26,844
                                Oil (Domestic) - 0.36%
              600        600    Ashland, Inc.                                                            26,700      26,700

              400        400    Murphy Oil Corp.                                                         13,675      13,675

  16,900      600     17,500    Sunoco Inc.                                                   514,394    18,263     532,657

  27,200    1,000     28,200    USX - Marathon Group                                          562,700    20,688     583,388
                                                                                           --------------------------------
                                                                                            1,077,094    79,326   1,156,420
                                Oil (International) - 2.18%
  18,500      800      19,300   Chevron Corp.                                               1,422,188    61,500   1,483,688

  50,900    2,100      53,000   Exxon Corp.                                                 3,388,031   139,781   3,527,812

  23,900    1,000      24,900   Mobil Corp.                                                 1,988,181    83,188   2,071,369
                                                                                           --------------------------------
                                                                                           6,798,400   284,469   7,082,869

                                Paper & Forest Products - 0.30%
              200         200   American Greetings Corp.                                                  4,738       4,738

  11,500      500      12,000   Fort James Corp.                                              343,563    14,938     358,501

              800         800   Georgia Pacific Corp.                                                    16,300      16,300

  23,400    1,500      24,900   Owens-Illinois, Inc.                                          560,138    35,906     596,044
                                                                                           --------------------------------

                                                                                              903,701    71,882     975,583
                                Pharmaceuticals - 5.26%
  13,300      500      13,800   Allergan, Inc.                                              1,083,950    40,750   1,124,700

   2,900      200       3,100   Bausch & Lomb, Inc.                                           174,906    12,063     186,969

            1,000       1,000   Bergen Brunswig Corp.                                                    24,438      24,438

  12,800    1,100      13,900   Biogen, Inc.                                                1,230,400   105,738   1,336,138

  21,100      800      21,900   Bristol-Meyers Squibb Co.                                   2,657,281   100,750   2,758,031

  11,300    1,247      12,547   Cardinal Health, Inc.                                         815,719    90,018     905,737

  24,400    1,000      25,400   Lilly (Eli)& Co.                                            2,310,375    94,688   2,405,063

  17,000      600      17,600   Merck & Co., Inc.                                           1,389,750    49,050   1,438,800

              700         700   Mylan Laboratories, Inc.                                                 19,119      19,119

  12,700      500      13,200   Pfizer, Inc.                                                1,675,606    65,969   1,741,575

  43,000    2,200      45,200   Schering-Plough Corp.                                       2,405,313   123,063   2,528,376

  36,200      900      37,100   Warner-Lambert Co.                                          2,500,063    62,156   2,562,219

              600         600   Watson Pharmaceuticals, Inc.                                             28,988      28,988
                                                                                           --------------------------------

                                                                                           16,243,363   816,790  17,060,153
                                Printing & Publishing - 1.06%
  8,700       400       9,100   McGraw-Hill Cos., Inc.                                        952,106    43,775     995,881

 11,000       500      11,500   New York Times Co., Class A                                   341,000    15,500     356,500

              300         300   Scholastic Corp.                                                         14,775      14,775

 22,500       800      23,300   Viacom, Inc., Class B                                       1,988,437    70,700   2,059,137
                                                                                           --------------------------------

                                                                                            3,281,543   144,750   3,426,293
                                Restaurants/Lodging - 0.24%
              800        800    Bob Evans Farms, Inc.                                                    17,250      17,250

              800        800    Brinker International, Inc.                                              23,150      23,150

              700        700    Darden Restaurants, Inc.                                                 15,400      15,400

  8,200       300      8,500    McDonald's Corp.                                              697,000    25,500     722,500

              347        347    Promus Hotel Corp.                                                       12,210      12,210
                                                                                           --------------------------------

                                                                                              697,000    93,510     790,510
                                Retail - 3.12%
               500       500    Abercrombie & Fitch Co., Class A                                         38,000      38,000

               700       700    Best Buy Co., Inc.                                                       64,925      64,925

  29,900     1,100    31,000    Gap, Inc.                                                   1,934,156    71,156   2,005,312

               400       400    Hertz Corp.                                                              15,925      15,925

  24,000       900    24,900    Home Depot, Inc.                                            1,432,500    53,719   1,486,219

  28,600     1,500    30,100    Lowe's Cos., Inc.                                           1,696,337    88,969   1,785,306

             2,300     2,300    OfficeMax, Inc.                                                          17,825      17,825

               700       700    Ross Stores, Inc.                                                        32,025      32,025

  20,600     1,500    22,100    TJX Cos., Inc.                                                588,388    42,844     631,232

  45,100     1,800    46,900    Wal-Mart Stores, Inc.                                       3,895,513   155,475   4,050,988
                                                                                           --------------------------------

                                                                                            9,546,894   580,863  10,127,757
                                Retail Food/Drug - 0.64%
  11,700      500      12,200   Albertson's, Inc.                                             666,900    28,500     695,400

  23,200      800      24,000   Safeway, Inc.                                               1,339,800    46,200   1,386,000
                                                                                           --------------------------------

                                                                                            2,006,700    74,700   2,081,400
                                 Semi-Conductors/Instrumentation - 2.02%
              600         600    Altera Corp.                                                            29,175      29,175

              200         200    Comverse Technology, Inc.                                               14,350      14,350

  42,100    1,700      43,800    Intel Corp.                                                5,049,369   203,894   5,253,263

              300         300    Lattice Semiconductor Corp.                                             11,963      11,963

            1,000       1,000    Linear Technology Corp.                                                 43,813      43,813

              200         200    PMC-Sierra, Inc.                                                        14,175      14,175

  24,800      900      25,700    Rockwell International Corp.                               1,102,050    39,994   1,142,044

              600         600    Xilinx, Inc.                                                            41,850      41,850
                                                                                           --------------------------------

                                                                                            6,151,419   399,214   6,550,633
                                Tobacco - 0.62%
  49,700     1,900     51,600   Philip Morris Cos., Inc.                                    1,944,513    74,338   2,018,851
                                                                                           --------------------------------

                                                                                            1,944,513    74,338   2,018,851
                                Transportation - 0.19%
  17,100       700     17,800   Burlington Northern Santa Fe Corp.                            566,438    23,188     589,626

               300        300   Kansas City Southern Industries, Inc.                                    14,025      14,025

               400        400   USFreightways Corp.                                                      12,750      12,750
                                                                                           --------------------------------

                                                                                              566,438    49,963     616,401
                                Utilities - Electric - 0.62%
               600        600   BEC Energy                                                               21,863      21,863

               800        800   CMS Energy Corp.                                                         33,100      33,100

             1,800      1,800   Conectiv Inc.                                                            38,138      38,138

               650        650   DQE, Inc.                                                                24,822      24,822

  30,500     1,100     31,600   Edison International                                          777,750    28,050     805,800

               800        800   Energy East Corp.                                                        42,900      42,900

               400        400   FirstEnergy Corp.                                                        11,700      11,700

  18,500       700     19,200   FPL Group, Inc.                                               951,594    36,006     987,600

               800        800   NIPSCO Industries, Inc.                                                  20,750      20,750

               900        900   Public Service Co. of New Mexico                                         13,837      13,837
                                                                                           --------------------------------

                                                                                            1,729,344   271,166   2,000,510
                                Utilities - Gas & Pipeline - 0.34%
  31,400     1,100     32,500   Coastal Corp.                                               1,004,800    35,200   1,040,000

             1,200      1,200   El Paso Energy Corp.                                                     43,725      43,725

               500        500   NICOR, Inc.                                                              19,094      19,094
                                                                                           --------------------------------

                                                                                            1,004,800    98,019   1,102,819
                                Utilities - Telephone - 4.69%
   5,400     1,100      6,500   Ameritech Corp.                                               353,025    71,913     424,938

  32,600     1,500     34,100   AT&T Corp.                                                  2,677,275   123,188   2,800,463

             1,100      1,100   Bell Atlantic Corp.                                                      63,181      63,181

  70,600     2,300     72,900   BellSouth Corp.                                             3,265,250   106,375   3,371,625

               700        700   Century Telephone Enterprises, Inc.                                      43,225      43,225

               400        400   Cincinnati Bell, Inc.                                                     7,900       7,900

  26,300       200     26,500   GTE Corp.                                                   1,706,213    12,975   1,719,188

  56,424     1,100     57,524   MCI Worldcom, Inc.                                          4,654,980    90,750   4,745,730

  8,100        200      8,300   Sprint Corp.                                                  695,081    17,163     712,244

  23,900       900     24,800   U S WEST, Inc.                                              1,274,169    47,981   1,322,150
                                                                                           --------------------------------

                                                                                           14,625,993   584,651  15,210,644
                                                                                                                -----------
                                Total Common Stock                                                              176,075,102

                                Convertible Preferred Stock - 0.08%

                                Convertible Preferred Stock - 0.08%
  4,845                4,845    Sealed Air Corp.                                              249,518               249,518
                                                                                           --------------------------------

                                                                                              249,518               249,518
                                                                                                                    -------
                                Total Convertible Preferred Stock
                                                                                                                    249,518

                                Corporate Bonds - 15.32%

                                Building Products - 0.79%               Coupon  Maturity
1,350,000            1,350,000  Hanson Overseas B.V. Senior Notes        7.375  01/15/03    1,400,625             1,400,625

1,100,000            1,100,000  USG Corp. Senior Notes                   9.250  09/15/01    1,170,125             1,170,125
                                                                                           --------------------------------

                                                                                            2,570,750             2,570,750
                                Chemicals - 0.46%
1,500,000            1,500,000  Praxair, Inc. Notes                      6.750  03/01/03    1,501,875             1,501,875
                                                                                           --------------------------------

                                                                                            1,501,875             1,501,875
                                Computer Hardware - 0.16%
            500,000   500,000   International Business Machines Corp.    6.375  06/15/00                505,000     505,000
                                                                                           --------------------------------

                                                                                                        505,000     505,000
                                Containers - 0.32%
1,050,000            1,050,000  Crown Cork & Seal PLC Company Guarenteed 6.750  12/15/03    1,050,000             1,050,000
                                Notes                                                      --------------------------------

                                                                                            1,050,000             1,050,000
                                Financial Services - 6.53%
1,000,000            1,000,000  Associates Corp. of North America        6.950  11/01/18    1,031,250             1,031,250
                                Debentures

             525,000   525,000  Banc One Corp.                           6.375  10/01/02                530,250     530,250



1,400,000            1,400,000  Banco Latinoamericano Guarenteed Notes 144A     10/16/01    1,328,250             1,328,250

1,100,000            1,100,000  Bear Stearns Co. Senior Notes            6.150  03/02/04    1,089,777             1,089,777

            400,000    400,000  Bear Stearns Cos., Inc.                     6.750  05/01/01             405,000     405,000

1,600,000            1,600,000  BHP Finance USA Ltd. Debentures             6.420  03/01/26 1,588,000             1,588,000

1,400,000            1,400,000  Capital One Bank Notes                      7.000  04/30/01 1,412,250             1,412,250

1,400,000            1,400,000  Case Credit Corp. Notes                     6.125  02/15/03 1,398,250             1,398,250

            500,000    500,000  Chrysler Financial Corp.                    6.950  03/25/02             514,375     514,375

            200,000    200,000  Countrywide Home Loan                       7.450  09/16/03             206,250     206,250

2,200,000            2,200,000  Finova Capital Corp. Notes                  6.625  09/15/01 2,227,500             2,227,500

            250,000    250,000  General Motors Acceptance Corp.             6.750  02/07/02             255,313     255,313

1,000,000            1,000,000  GMAC Notes.                                 5.750  11/10/03   991,250               991,250

            250,000    250,000  Household Finance Corp.                     6.875  03/01/07             255,938     255,938

            200,000    200,000  Household Netherlands BV                    6.125  03/01/03             199,250     199,250

            500,000    500,000  International Lease Finance Corp.           6.875  05/01/01             510,000     510,000

1,200,000            1,200,000  Lehman Brothers Holdings Co. Senior Notes   7.200  08/15/09 1,209,000             1,209,000

            350,000    350,000  Merrill Lynch & Co., Inc.                   6.000  01/15/01             351,313     351,313

            750,000    750,000  Morgan Stanley Dean Witter Discover & Co.   8.100  06/24/02             795,000     795,000

1,200,000            1,200,000  Newcourt Credit Group Notes 144A            6.875  02/16/05 1,177,500             1,177,500

1,250,000            1,250,000  Paine Webber Group, Inc. Senior Notes       7.015  02/10/04 1,270,313             1,270,313

1,100,000            1,100,000  PSEG Capital Corp. Notes 144A               6.740  10/23/01 1,116,500             1,116,500

1,300,000            1,300,000  Salomon Smith Barney Holdings, Inc. Notes   6.250  05/15/03 1,293,500             1,293,500
                                                                                           --------------------------------

                                                                                           17,133,340 4,022,689  21,156,029
                                Food & Related - 0.45%
1,500,000            1,500,000  Nabisco, Inc. Notes                         6.125  02/01/03 1,455,000             1,455,000
                                                                                           --------------------------------

                                                                                            1,455,000             1,455,000
                                Funeral Services - 0.33%
1,100,000            1,100,000  Service Corp. International Senior Notes    6.300  03/15/03 1,080,750             1,080,750
                                                                                           --------------------------------

                                                                                            1,080,750             1,080,750
                                Instruments/Controls - 0.35%
1,200,000            1,200,000  Thermo Electron Corp. Notes                 7.625  10/30/08 1,149,000             1,149,000
                                                                                           --------------------------------

                                                                                            1,149,000             1,149,000
                                Insurance - 0.79%
1,000,000            1,000,000  AON Corp. Notes                             7.400  10/01/02 1,043,750             1,043,750

1,500,000            1,500,000  MCN Investment Corp. Notes                  6.890  01/16/02 1,524,375             1,524,375
                                                                                           --------------------------------

                                                                                            2,568,125             2,568,125
                                Multi-Industry - 0.16%
            500,000   500,000   Honeywell, Inc.                             6.750  03/15/02             511,875     511,875
                                                                                           --------------------------------

                                                                                                        511,875     511,875
                                Multi - Media - 1.15%
1,200,000            1,200,000  Cox Radio, Inc. Company Guarenteed Notes    6.250  05/15/03 1,203,000             1,203,000

1,250,000            1,250,000  News America Inc. Senior Notes              6.625  01/09/08 1,259,375             1,259,375

1,250,000            1,250,000  Time Warner Inc., Pass-Through              6.100  12/30/01 1,256,250             1,256,250
                                Certificates 144A                                          --------------------------------

                                                                                            3,718,625             3,718,625

                               Oil & Gas - 1.15%
1,605,000            1,605,000 Coastal Corp. Notes                         8.125  09/15/02  1,711,331             1,711,331

1,000,000            1,000,000 KN Energy, Inc. Senior Notes                6.450  03/01/03  1,002,500             1,002,500

1,000,000            1,000,000 Williams Companies., Inc. Notes             6.125  02/01/01  1,000,000             1,000,000
                                                                                           --------------------------------

                                                                                            3,713,831             3,713,831
                               Paper Products - 0.41%
1,250,000            1,250,000 James River Corp. Debentures                8.375  11/15/01  1,325,000             1,325,000
                                                                                           --------------------------------

                                                                                            1,325,000             1,325,000
                               Retail - 0.47%
1,200,000            1,200,000 Sears Roebuck Acceptance Corp. Notes        6.000  03/20/03  1,192,500             1,192,500

            305,000    305,000 Wal-Mart Stores, Inc.                       7.250  06/01/13              330,544     330,544
                                                                                           --------------------------------

                                                                                            1,192,500   330,544   1,523,044
                               Utilities - Electric - 0.48%
1,300,000            1,300,000 Consumer Energy Co. Bonds, Series B         6.200  05/01/03  1,290,250             1,290,250

            265,000    265,000 Southern California Edison Note             6.500  06/01/01              268,644     268,644
                                                                                           --------------------------------

                                                                                            1,290,250   268,644   1,558,894
                               Utilities - Telephone - 1.32%
            300,000    300,000 AT&T Corp.                                  8.625  12/01/31              327,000     327,000

1,200,000            1,200,000 Cable & Wireless Communications Notes       6.375  03/06/03  1,209,000             1,209,000

1,200,000            1,200,000 GTE Corp. Debentures                        9.100  06/01/03  1,333,500             1,333,500

1,400,000            1,400,000 Worldcom, Inc. Senior Notes                 6.400  08/15/05  1,417,500             1,417,500
                                                                                           --------------------------------

                                                                                            3,960,000   327,000   4,287,000

                                                                                                                 ----------
                               Total Corporate Bonds                                                             49,674,798

                               Asset Backed Securities - 0.16%

                               Asset Backed Securities - 0.16%
            102,053   102,053  CPS Auto Grantor Trust, Series 1997-3,      6.100  12/15/02              102,595     102,595
                               Class A1
            400,000   400,000  First USA Credit Card Master Trust, Series         03/17/05              407,000     407,000
                               1997-6, Class A                                              --------------------------------

                                                                                                          509,595   509,595
                                                                                                                   ---------
                                Total Asset Backed Securities                                                       509,595

                                Collateralized Mortgage Obligations - 11.03%

                                Collateralized Mortgage Obligations - 11.03%
            175,000    175,000  Access Financial Mortgage Loan Trust, Series       05/18/24             175,390     175,390
                                1997-3, Class A
1,000,000            1,000,000  AESOP Funding II, Series 1997-1, Class      6.220  10/20/01 1,005,990             1,005,990
                                A1,144A
            400,000    400,000  American Express Master Trust, Series 1998-1,      04/15/04             405,602     405,602
                                Class A
1,750,000            1,750,000  Asset Securitization Corp., Series          6.750  02/14/41 1,784,300             1,784,300
                                1997-D5, Class A1C
            308,136    308,136  Banc One Auto Grantor Trust, Series         6.290  07/20/04             309,864     309,864
                                1997-B, Class A
            500,000    500,000  Chase Credit Card Master Trust, Series 1997-2,     04/15/03             505,837     505,837
                                Class A
            500,000    500,000  Chase Manhattan Credit Master Trust,  Series       02/15/03             501,665     501,665
                                1996-4, Class A
1,030,773            1,030,773  Chevy Chase Auto Receivables Trust, Series         12/15/04 1,035,516             1,035,516
                                1998-2, Class A
1,300,000            1,300,000  Circuit City Credit Card Master Trust, Series      08/15/05 1,311,140             1,311,140
                                1995-1, Class A

1,715,000            1,715,000  Commerical Mortgage Acceptance Corp., Series       05/15/08 1,726,653             1,726,653
                                1998-C1, Class A2
            500,000    500,000  ContiMortgage Home Equity Loan Trust, Series       01/15/13             504,878     504,878
                                1998-1, Class A
1,800,000            1,800,000  Credit Suisse First Boston Mortgage Securities     05/17/08 1,789,191             1,789,191
                                Corp., Series 1998-C1, Class A1B
1,910,041            1,910,041  Criimi Mae CMBS Corp.,Series 1998-1, Class A1,     10/20/01 1,880,794             1,880,794
                                144A+
1,900,000            1,900,000  Donaldson, Lufkin, Jenrette, Commerical Mortgage   05/10/08 1,902,290             1,902,290
                                Corp., Series 1998-CG1, Class A1B
            175,000    175,000  EQCC Home Equity Loan, Series 1997-2, Class A      02/15/12             177,487     177,487
1,300,000            1,300,000  Fingerhut Master Trust, Series 1998-1,      6.070  02/15/05 1,311,863             1,311,863
                                Class A
            350,000    350,000  First Plus Home Improvement Loan Trust, Series     09/20/14             361,742     361,742
                                1996-3 Class A
            275,000    275,000  First Plus Home Loan Trust, Series          6.950  12/10/15             268,596     268,596
                                1997-1, Class A6
            500,000    500,000  First Plus Home Loan Trust, Series          6.230  06/10/10             498,906     498,906
                                1998-2, Class A
2,000,000            2,000,000  First Union-Lehman Brothers-Bank of America        11/18/08 2,022,130             2,022,130
                                Trust, Series 1998-C2, Class A2
1,600,000            1,600,000  General Growth Properties, Series 1,        6.602  11/15/07 1,617,176             1,617,176
                                Class A2, 144A+
2,075,000            2,075,000  GMAC Commerical Mortgage Securities, Inc., Series  11/15/07 2,100,761             2,100,761
                                1997-C2, Class A3
2,350,000            2,350,000  Lehman Brothers Commercial Conduit Mortgage        01/18/08 2,360,986             2,360,986
                                Trust, Series 1998-C1, Class A3
 750,000               750,000  Mortgage Capital Funding Inc., Series 1998-MC1,    01/18/08   754,309               754,309
                                Class A2
1,850,000            1,850,000  Mortgage Capital Funding Inc., Series 1998-MC2,    05/18/08 1,853,154             1,853,154
                                Class A2
            303,675    303,675  Navistar Financial Corp. 0wner Trust, Series       11/15/04             305,709     305,709
                                1998-1, Class A
            469,530    469,530  Nomura Asset Securities Corp., Series 1998-D6,     03/15/30             472,516     472,516
                                Class A
2,050,000            2,050,000  Nomura Asset Securities Corp., Series 1998-D6,     03/17/28 2,054,418             2,054,418
                                Class A1B
1,800,000            1,800,000  Pemex Corp., Series 144A                    5.720  11/15/02 1,757,250             1,757,250

            375,000    375,000  Premier Auto Trust, Series 1998-2,         5.770  01/06/02             374,434      374,434
                                Class A
            400,000    400,000  Sears Credit Acceptance Master Trust, Series      08/15/05              397,077     397,077
                                1998-1, Class A
 850,260               850,260  UAF Auto Grantor Trust, Series 1998-A,     6.100  05/17/04   852,386                852,386
                                Class A, 144A
50,519,565          50,519,565  Vendee Mortgage Trust,Series 1998-1, Class 2,       02/15/28   777,547              777,547
                                Interest Only Obligation
51,871,974         5 1,871,974  Vendee Mortgage Trust,Series 1998-3, Class 10,      09/01/28   628,118              628,118
                                Interest Only Obligation                                  --------------------------------
                                                                                          30,525,972  5,259,703  35,785,675
                                                                                                                -----------
                                Total Collateralized Mortgage Obligations                                        35,785,675

                                Investment Companies - 0.60%

                                Investment Companies - 0.60%
            70,100     70,100   T-Rowe Price Foreign Equity                                           1,223,245   1,223,245

            50,500     50,500   T-Rowe Price International Equity Fund                                  733,765     733,765
                                                                                           --------------------------------

                                                                                                      1,957,010   1,957,010
                                                                                                                 ----------
                                Total Investment Companies                                                        1,957,010

                                Medium Term Notes - 0.37%

                                Medium Term Notes - 0.37%
            175,000   175,000   Norwest Corp.                               6.550  12/01/06             177,188     177,188

            500,000   500,000   Sears Roebuck Acceptance Corp.              6.150  11/15/05             501,875     501,875

            500,000   500,000   Smithkline Beecham Corp.                    6.625  10/01/01             511,875     511,875
                                                                                           --------------------------------

                                                                                                      1,190,938   1,190,938
                                                                                                                  ---------

                                Total Medium Term Notes
                                                                                                                  1,190,938
                                Temporary Investments - 0.80%

                                Temporary Investments - 0.80%
1,303,929            1,303,929  Temporary Investment Cash Fund                              1,303,929             1,303,929

1,303,929            1,303,929  Temporary Investment Fund                                   1,303,929             1,303,929
                                                                                           --------------------------------

                                                                                            2,607,858             2,607,858
                                                                                                                  ---------
                                Total Temporary Investments                                                       2,607,858

                                U.S. Government Agency Obligations - 17.35%

                                U.S. Government Agency Obligations - 12.11%
            213,885   213,885   FannieMae                                   6.500  01/01/06             212,415     212,415

            157,337   157,337   FannieMae                                   7.500  06/01/03             161,074     161,074

            165,890   165,890   FannieMae                                   7.000  06/01/04             169,467     169,467

            48,335     48,335   FannieMae                                   7.000  06/01/04              49,377      49,377

            750,000   750,000   FannieMae                                   5.750  06/15/05             753,064     753,064

            750,000   750,000   FannieMae                                   6.480  06/28/04             776,816     776,816

            392,401   392,401   FannieMae                                   7.500  10/01/11             404,418     404,418

          1,200,000 1,200,000   Federal Home Loan Bank                      5.375  03/02/01           1,199,660   1,199,660

            59,298     59,298   Federal Home Loan Mortgage Corp.            8.000  01/01/04              60,688      60,688

            207,344   207,344   Federal Home Loan Mortgage Corp.            7.000  05/01/04             211,555     211,555

  9,180                 9,180   FHLMC Pool #533301                         10.500  04/01/19    10,072                10,072

2,163,715           2,163,715   FHLMC Pool #E60891                          6.500  07/01/10 2,181,296             2,181,296

 565,319              565,319   FHLMC Pool #G10304                          6.500  04/01/09   569,913               569,913

2,527,532           2,527,532   FNCI Pool #400028                           6.500  02/01/13 2,545,699             2,545,699

 705,817              705,817   FNCL Pool #313349                          10.000  09/01/18   764,268               764,268

3,766,993           3,766,993   FNCL Pool #313644                           7.000  08/01/27 3,815,258             3,815,258

 276,900              276,900   FNCL Pool #325602                           6.500  10/01/10   278,890               278,890

1,012,811            1,012,811  FNCX Pool #323191                           6.500  06/01/05 1,026,104             1,026,104

2,000,000            2,000,000  FNMA Pool #1997-M5 Class C                  6.740  08/25/07 2,054,370             2,054,370

 996,067              996,067   FNMA Pool #345858                           6.241  08/01/36 1,015,988             1,015,988

3,459,249            3,459,249  FNMA Pool #405210                           7.000  05/01/28 3,503,570             3,503,570

5,986,299            5,986,299  FNMA Pool #405307                           6.500  12/01/27 5,948,885             5,948,885

3,032,000            3,032,000  FNMA Pool #437420                           7.000  08/01/28 3,070,847             3,070,847

  43,670               43,670   GNMA Pool #146301                          10.000  02/15/16    47,586                47,586

2,708,661            2,708,661  GNMA Pool #436800                           8.000  07/15/27 2,825,472             2,825,472

2,416,539            2,416,539  GNMA Pool #448913                           8.000  06/15/28 2,520,752             2,520,752

 521,105              521,105   GNMA Pool #448958                           8.000  09/15/27   543,578               543,578

 934,958              934,958   GNMA Pool #449104                           8.000  06/15/28   975,278               975,278

 137,541              137,541   GNMA Pool #467788                           8.000  04/15/28   143,473               143,473

 151,393              151,393   GNSF Pool #231236                           9.000  01/15/20   161,706               161,706

 140,809              140,809   GNSF Pool #258039                           9.000  01/15/20   150,402               150,402

 186,580              186,580   GNSF Pool #276635                           9.000  10/15/19   199,290               199,290

 182,898              182,898   GNSF Pool #278853                           9.000  11/15/19   195,358               195,358

 693,689              693,689   GNSF Pool #780330                           9.000  12/15/19   741,380               741,380
                                                                                           --------------------------------

                                                                                           35,289,435 3,998,534  39,287,969
                                U.S. Government Obligations - 2.39%
17,400,000          17,400,000  U.S. Treasury Strips                        5.410  02/15/27 3,575,446             3,575,446

2,700,000            2,700,000  U.S. Treasury Strips                        5.720  05/15/18   862,582               862,582

6,150,000            6,150,000  U.S. Treasury Strips                        5.340  08/15/12 2,818,876             2,818,876

1,200,000            1,200,000  U.S. Treasury Strips                        5.660  08/15/14   483,981               483,981
                                                                                           --------------------------------

                                                                                            7,740,885             7,740,885

                                U.S. Treasury Obligations - 2.85%
            101,000   101,000   U.S. Treasury Bill                          4.380  04/08/99             100,508     100,508

          1,809,000 1,809,000   U.S. Treasury Bill                          4.470  04/08/99           1,800,015   1,800,015

            165,000   165,000   U.S. Treasury Bill                          4.490  04/08/99             164,177     164,177

            500,000   500,000   U.S. Treasury Note                          5.250  01/31/01             500,971     500,971

            690,000   690,000   U.S. Treasury Note                          6.250  02/15/03             712,879     712,879

          1,000,000 1,000,000   U.S. Treasury Note                          6.250  02/15/07           1,052,437   1,052,437

            750,000   750,000   U.S. Treasury Note                          6.375  05/15/99             752,553     752,553

            425,000   425,000   U.S. Treasury Note                          5.625  05/15/08             433,104     433,104

            775,000   775,000   U.S. Treasury Note                          6.750  05/31/99             778,715     778,715

            200,000   200,000   U.S. Treasury Note                          6.625  06/30/01             206,259     206,259

            902,000   902,000   U.S. Treasury Note                          6.250  08/31/00             916,122     916,122

            965,000   965,000   U.S. Treasury Note                          6.125  09/30/00             979,072     979,072

            600,000   600,000   U.S. Treasury Note                          6.500  10/15/06             639,604     639,604

            200,000   200,000   U.S. Treasury Note                          5.875  11/15/99             201,350     201,350
                                                                                           --------------------------------

                                                                                                      9,237,766   9,237,766
                                                                                                                 ----------
                                Total US Government Agency Obligations                                           56,266,620

                                Total Investments - 100%                                                        324,316,414
                                                                                                                -----------

                               Time Horizon Funds
                                   Portfolio 1
                          Nations Asset Allocation Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)

1.       Basis of Combination

Time Horizon Funds and Nations Institutional Reserves (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of February 28, 1999 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of March 1,1998. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at February 28, 1999 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Time Horizon Funds Portfolio 1 in exchange for shares of Nations Asset Allocation Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Time Horizon Funds Portfolio 1 for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


2.       Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Asset Allocation Fund at the time of the Reorganization at the combined level of average net assets for the twelve month period ended February 28, 1999.

                                  Nations Asset Allocation / Time Horizon Portfolios
                                Pro Forma Combining Statement of Net Assets (Unaudited)
                                                   February 28, 1999

                                        Time Horizon     Asset    Adjustments to          Pro Forma
                                            II        Allocation     Pro Forma             Combined
                                         (in 000's)    (in 000's)    (in 000's)           (in 000's)
                                         ---------------------------------------         -----------
Total Investments                        $    47,422    $  287,005   $      -            $   334,427

Other Assets and
Liabilities:
Receivable for
investments sold                                 -             -            -                    -
Payable for investments purchased                -             -            -                    -
Other assets and
liabilities, net                                (860)          255          -                   (605)
                                         ---------------------------------------         -----------
Total Other Assets
and Liabilities                                 (860)          255          -                   (605)
                                         ---------------------------------------         -----------
Net Assets                                    46,562       287,260          -                333,822
                                         ---------------------------------------         -----------

Net Assets by Class:
A Shares (Investor A)                         12,250        72,081          -                 84,331
B Shares (Investor B)                         33,772         5,566          -                 39,338
K Shares (Investor C)                            540         1,792          -                  2,332
SFR Shares (Seafirst)                            -         207,821          -                207,821
Primary A                                        -             -            -                    -
Primary B                                        -             -            -                    -
                                         ---------------------------------------         -----------
                                              46,562       287,260          -                333,822
                                         ---------------------------------------         -----------
Shares Outstanding
by Class:
A Shares (Investor A)                          1,012         3,203          (467)              3,748
B Shares (Investor B)                          2,814           248        (1,310)              1,752
K Shares (Investor C)                             45            80           (21)                104
SFR Shares (Seafirst)                            -          12,217          -                 12,217
Primary A                                        -             -            -                    -
Primary B                                        -             -            -                    -
                                         ---------------------------------------         -----------
                                               3,871        15,748        (1,798)             17,821
                                         ---------------------------------------         -----------
Net Asset Value per Share by
Class:
A Shares (Investor A)                         $12.10        $22.50     $     -               $ 22.50
B Shares (Investor B)                         $12.00        $22.45     $     -               $ 22.45
K Shares (Investor C)                         $11.95        $22.45     $     -               $ 22.45
SFR Shares (Seafirst)                            n/a        $17.01     $     -                $17.01

               Nations Asset Allocation / Time Horizon Portfolios
             Pro Forma Combining Statement of Operations (Unaudited)
                                February 28, 1999

                                       Time Horizon      Asset    Adjustments to         Pro Forma
                                           II          Allocation    Pro Forma            Combined
                                        (in 000's)     (in 000's)    (in 000's)          (in 000's)
                                         ---------------------------------------         -----------
INVESTMENT INCOME:
Interest                                      $1,458        $7,782     $     -                $9,240
Dividends                                        374         1,978           -                 2,352
                                         ---------------------------------------         -----------
Total Investment
Income                                         1,832         9,760           -                11,592
                                         ---------------------------------------         -----------
EXPENSES:
Investment Advisory                              194         1,089           807(a)            2,090
Administration                                    96           408           236(a)              740
Transfer Agent                                   100           133           (72)(b)             161
Custodian                                         31           117          (116)(b)              32
Legal and Audit Fees                              57            20           (15)(b)              62
Registration & Filing                             20            16           -                    36
Trustees' Fees                                    25             6           (11)(b)              20
Interest Expense                                 -             -             -                   -
Other expenses                                   111           100          (181)(b)              30
                                         ---------------------------------------         -----------
Subtotal                                         634         1,889           648               3,171
                                         ---------------------------------------         -----------

Shareholder Servicing and
Distribution Fees
A Shares (Investor A)                             32           170           -                   202
B Shares (Investor B)                            352            14           10(d)               376
K Shares (Investor C)                              3            15             1(a)               19
SFR Shares (Seafirst)                            -             504           -                   504
Primary A                                        -             -             -                   -
Primary B                                        -             -             -                   -
                                         ---------------------------------------         -----------
                                                 387           703            11               1,101
                                         ---------------------------------------         -----------

Fees waived and/or reimbursed by
investment
advisor, administrator and/or
distributor                                     (173)          (28)         (432)(c)            (633)
                                         ---------------------------------------         -----------
Total Expenses                                   848         2,564           227               3,639

                                         ---------------------------------------         -----------
NET INVESTMENT INCOME                            984         7,196          (227)              7,953
                                         ---------------------------------------         -----------

NET REALIZED
GAIN/(LOSS) ON
INVESTMENTS:                                   5,800        30,046           -                35,846
                                         ---------------------------------------         -----------

NET INCREASE/(DECREASE) IN NET
ASSETS
RESULTING FROM OPERATIONS:                    $6,784       $37,242     $    (227)            $43,799
                                         ---------------------------------------         -----------

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Increase in B shares is a result of Asset Allocation B shares not commencing operations until July 15, 1998.

Note: Organizational costs of merged fund will be assumed by NBAI prior to the merger date. These costs have not been reflected in the proforma financial statements.

                                     See Notes to Pro Forma Financial Statements

---------------------------------------------------------------------------------------------------------------------------
                                    Nations Asset Allocation / Time Horizon Portfolios
---------------------------------------------------------------------------------------------------------------------------
                                 Pro Forma Combining Schedule of Investments (Unaudited)
---------------------------------------------------------------------------------------------------------------------------
                                                    February 28, 1999
---------------------------------------------------------------------------------------------------------------------------

Asset       Time         Total    Description                                             Asset     Time         Total
Allocation Horizon                                                                     Allocation  Horizon
              II                                                                                      II
 Shares /   Shares    Shares / Par                                                        Market     Market      Market
   Par       / Par                                                                        Value      Value       Value
                                  Common Stock - 55.04%
                                  Aerospace - 0.83%
              300        300      Alliant Techsystems, Inc.                                            23,756        23,756

             1,000      1,000     Cordant Technologies, Inc.                                           38,937        38,937

              400        400      Goodrich (B.F.) Co.                                                  13,650        13,650

             1,100      1,100     Sundstrand Corp.                                                     74,456        74,456

  20,100     1,000      21,100    United Technologies Corp.                                2,489,887  123,875     2,613,762
                                                                                          ------------------------------------

                                                                                           2,489,887  274,674     2,764,561
                                  Airlines - 0.30%
              800        800      Alaska Air Group, Inc.                                               40,550        40,550

              200        200      Comair Holdings, Inc.                                                 7,525         7,525

  11,000      600       11,600    Delta Air Lines, Inc.                                      668,937   36,487       705,424

  3,900       300       4,200     UAL Corp.                                                  233,025   17,925       250,950
                                                                                       ------------------------------------

                                                                                             901,962  102,487     1,004,449
                                  Apparel/Textile - 0.24%
             1,500      1,500     Burlington Industries, Inc.                                           9,281         9,281

             1,200      1,200     Cintas Corp.                                                         84,900        84,900

             2,400      2,400     Jones Apparel Group, Inc.                                            67,050        67,050

              500        500      Kellwood Co.                                                         12,781        12,781

  8,000      1,300      9,300     Tommy Hilfiger Corp.                                       552,500   89,781       642,281
                                                                                       ------------------------------------

                                                                                             552,500  263,793       816,293
                                  Automobiles - 0.92%
  14,600      900       15,500    General Motors Corp.                                     1,205,412   74,306     1,279,718

             1,400      1,400     Arvin Industries, Inc.                                               50,750        50,750

  26,300     1,500      27,800    Ford Motor Co.                                           1,559,919   88,969     1,648,888

              900        900      Harley-Davidson, Inc.                                                52,031        52,031

             2,700      2,700     Meritor Automotive, Inc.                                             42,862        42,862

              500        500      Superior Industries International,                                   12,375        12,375
                                  Inc.                                                 ------------------------------------

                                                                                           2,765,331  321,293     3,086,624

                                  Banks/Savings & Loans - 4.56%

             2,125      2,125     AmSouth Bancorporation                                               99,875        99,875

             1,800      1,800     Astoria Financial Corp.                                              81,562        81,562

  27,540     2,100      29,640    Banc One Corp.                                           1,480,275  112,875     1,593,150

  39,600     2,400      42,000    Bank of New York Co., Inc.                               1,383,525   83,850     1,467,375

  43,000     2,300      45,300    Chase Manhattan Corp.                                    3,423,875  183,137     3,607,012

             2,400      2,400     City National Corp.                                                  77,400        77,400

              293        293      Commerce Bancorp, Inc.                                               13,038        13,038

              600        600      Cullen/Frost Bankers, Inc.                                           28,387        28,387

             2,900      2,900     Dime Bancorp, Inc.                                                   71,775        71,775

             1,200      1,200     FirstFed Financial Corp.                                             20,325        20,325

  62,700     3,200      65,900    Fleet Financial Group, Inc.                              2,692,181  137,400     2,829,581

              600        600      HUBCO, Inc.                                                          19,687        19,687

  24,900     1,400      26,300    Mellon Bank Corp.                                        1,683,862   94,675     1,778,537

  16,800     1,000      17,800    National City Corp.                                      1,173,900   69,875     1,243,775

             4,300      4,300     North Fork Bancorporation, Inc.                                      94,600        94,600

             2,695      2,695     Old Kent Financial Corp.                                            118,243       118,243

  12,800                12,800    PNC Bank Corp.                                             666,400                666,400

              700        700      Trustmark Corp.                                                      14,831        14,831

  36,000     2,600      38,600    Wells Fargo Co.                                          1,323,000   95,550     1,418,550
                                                                                       ------------------------------------

                                                                                          13,827,018  1,417,085   15,244,103
                                  Beverages - 1.51%
  27,800     1,600      29,400    Anheuser-Busch Cos., Inc.                                2,131,912  122,700     2,254,612

              300        300      Canandaigua Brands, Inc.                                             16,012        16,012

  29,000     1,600      30,600    Coca-Cola Co.                                            1,854,187  102,300     1,956,487

  12,000                12,000    Coca-Cola Enterprises, Inc.                                372,000                372,000

              400        400      Coors, (Adolph) Co., Class B                                         23,825        23,825

  11,000      600       11,600    PepsiCo, Inc.                                              413,875   22,575       436,450
                                                                                       ------------------------------------

                                                                                           4,771,974  287,412     5,059,386
                                  Building Related/Appliance - 0.28%
              900        900      AptarGroup, Inc.                                                     24,637        24,637

  16,800     1,000      17,800    Centex Corp.                                               618,450   36,812       655,262

              400        400      Hughes Supply, Inc.                                                   8,075         8,075

             1,100      1,100     M.D.C. Holdings, Inc.                                                19,594        19,594

             1,800      1,800     Mohawk Industries, Inc.                                              58,500        58,500

              900        900      Ryland Group, Inc.                                                   22,950        22,950

             2,300      2,300     Shaw Industries, Inc.                                                50,456        50,456

             1,300      1,300     Southdown, Inc.                                                      61,344        61,344

              500        500      USG Corp.                                                            25,062        25,062
                                                                                       ------------------------------------

                                                                                             618,450  307,430       925,880

                                  Chemicals - 0.78%
             2,000      2,000     Crompton & Knowles Corp.                                             37,000        37,000

              400        400      Cytec Industries, Inc.                                               10,725        10,725

  13,800      800       14,600    Dow Chemical Co.                                         1,357,575   78,700     1,436,275

  11,000      600       11,600    Du Pont (E. I.) De Nemours & Co.                           564,437   30,787       595,224

             1,000      1,000     Ecolab, Inc.                                                         39,875        39,875

             2,200      2,200     GenCorp, Inc.                                                        44,137        44,137

   800        200       1,000     Rohm & Haas Co.                                             25,000    6,250        31,250

             1,100      1,100     Schulman (A.), Inc.                                                  18,150        18,150

              600        600      Scotts Co., Class A                                                  19,425        19,425

  18,000     3,700      21,700    Solutia, Inc.                                              320,625   65,906       386,531
                                                                                        ------------------------------------

                                                                                           2,267,637  350,955     2,618,592
                                  Commercial Services - 0.20%
             2,400      2,400     ACNielsen Corp.                                                      62,400        62,400

              500        500      ADVO, Inc.                                                           10,000        10,000

              700        700      Convergys Corp.                                                      12,119        12,119

  10,900      900       11,800    Fluor Corp.                                                383,544   31,669       415,213

              900        900      Galileo International, Inc.                                          45,450        45,450

              700        700      Interim Services, Inc.                                               13,300        13,300

              100        100      Lason Holdings, Inc.                                                  5,419         5,419

              600        600      MedQuist, Inc.                                                       20,512        20,512

              300        300      National Data Corp.                                                  14,494        14,494

              500        500      Personnel Group of America, Inc.                                      6,594         6,594

              800        800      Robert Half International, Inc.                                      28,800        28,800

              500        500      Valassis Communications, Inc.                                        24,000        24,000
                                                                                       ------------------------------------

                                                                                             383,544  274,757       658,301
                                  Communications - 2.06%
             2,000      2,000     American Power Conversion Corp.                                      71,750        71,750

  23,900     1,800      25,700    Cisco Systems, Inc.                                      2,337,719  176,062     2,513,781

              500        500      Level One Communications, Inc.                                       16,750        16,750

  27,100     1,600      28,700    Lucent Technologies, Inc.                                2,752,344  162,500     2,914,844

  4,050                 4,050     Sprint Corp. (PCS Group)                                   129,094                129,094

  14,100      900       15,000    Tellabs, Inc.                                            1,128,881   72,056     1,200,937

              800        800      Xircom, Inc.                                                         27,200        27,200
                                                                                       ------------------------------------

                                                                                           6,348,038  526,318     6,874,356
                                  Computer Hardware - 3.45%
  39,100     2,300      41,400    Dell Computer Corp.                                      3,132,887  184,287     3,317,174

  35,000     2,100      37,100    EMC Corp.                                                3,583,125  214,987     3,798,112

              500        500      Hutchinson Technology, Inc.                                          15,562        15,562

  5,900       400       6,300     International Business Machines                          1,003,000   68,000     1,071,000
                                  Corp.
             1,000      1,000     InterVoice, Inc.                                                     10,875        10,875

             1,300      1,300     Lexmark International Group, Inc.                                   134,144       134,144

             1,400      1,400     NCR Corp.                                                            57,312        57,312

  18,000     1,100      19,100    Seagate Technology, Inc.                                   520,875   31,831       552,706

  18,400     1,000      19,400    Solectron Corp.                                            822,250   44,687       866,937

  16,300     1,000      17,300    Sun Microsystems, Inc.                                   1,586,194   97,312     1,683,506

              950        950      Symbol Technologies, Inc.                                            50,350        50,350

              400        400      Zebra Technologies Corp., Class A                                    10,325        10,325
                                                                                        ------------------------------------

                                                                                          10,648,331  919,672    11,568,003
                                  Computer Services & Software - 3.60%
              800        800      Adobe Systems, Inc.                                                  32,200        32,200

              300        300      Affiliated Computer Services, Inc.                                   13,875        13,875

  10,400      600       11,000    America Online, Inc.                                       924,950   53,362       978,312

              600        600      American Management Systems, Inc.                                    20,025        20,025

              600        600      BMC Software, Inc.                                                   24,525        24,525

             1,600      1,600     Cadence Design Systems, Inc.                                         38,500        38,500

              800        800      CIBER, Inc.                                                          20,100        20,100

              900        900      Citrix Systems, Inc.                                                 69,412        69,412

  10,100     1,100      11,200    Compuware Corp.                                            564,969   61,531       626,500

              700        700      Electronic Arts, Inc.                                                27,912        27,912

              600        600      Macromedia, Inc.                                                     18,337        18,337

              300        300      Mercury Interactive Corp.                                            19,444        19,444

  50,900     2,800      53,700    Microsoft Corp.                                          7,641,362  420,350     8,061,712

              500        500      National Computer Systems, Inc.                                      16,016        16,016

             1,650      1,650     Network Associates, Inc.                                             77,550        77,550

  31,400     1,800      33,200    Oracle Corp.                                             1,754,475  100,575     1,855,050

             1,100      1,100     Rational Software Corp.                                              32,656        32,656

             1,300      1,300     Siebel Systems, Inc.                                                 57,200        57,200

              600        600      Sterling Software, Inc.                                              15,300        15,300

             1,100      1,100     Symantec Corp.                                                       19,869        19,869
                                                                                       ------------------------------------

                                                                                         10,885,756  1,138,739   12,024,495
                                  Cosmetics & Toiletries - 1.74%
  22,400     1,100      23,500    Avon Products, Inc.                                        932,400   45,787       978,187

  8,600       500       9,100     Clorox Co.                                               1,017,487   59,156     1,076,643

             2,500      2,500     Dial Corp.                                                           72,969        72,969

  15,700      900       16,600    Kimberly-Clark Corp.                                       741,825   42,525       784,350

  30,700     1,800      32,500    Procter & Gamble Co.                                      2,747,650  161,100     2,908,750
                                                                                       ------------------------------------

                                                                                           5,439,362  381,537     5,820,899
                                  Electrical Equipment - 1.72%
  54,400     3,100      57,500    General Electric Co.                                     5,457,000  310,969     5,767,969
                                                                                       ------------------------------------

                                                                                           5,457,000  310,969     5,767,969

                                  Electronic Components
              200        200      Gentex Corp.                                                          4,338         4,338
                                                                                       ------------------------------------

                                                                                                        4,338         4,338
                                  Energy Related - 0.73%
              900        900      Allied Waste Industries, Inc.                                        17,550        17,550

              800        800      Newfield Exploration Co.                                             13,000        13,000

             1,200      1,200     Offshore Logistics, Inc.                                             10,462        10,462

  30,400     1,800      32,200    PECO Energy Co.                                          1,077,300   63,787     1,141,087

  26,000     1,800      27,800    Reliant Energy, Inc.                                       697,125   48,262       745,387

             1,200      1,200     Tidewater, Inc.                                                      22,575        22,575

  21,300     3,200      24,500    Transocean Offshore, Inc.                                  439,312   66,000       505,312
                                                                                       ------------------------------------

                                                                                           2,213,737  241,636     2,455,373
                                  Entertainment - 1.43%
              200        200      Anchor Gaming, Inc.                                                   8,013         8,013

  29,500     1,800      31,300    Carnival Corp.                                           1,312,750   80,100     1,392,850

              800        800      Hollywood Entertainment Corp.                                        21,950        21,950

             1,200      1,200     King World Productions, Inc.                                         31,725        31,725

             1,200      1,200     Musicland Stores Corp.                                               14,175        14,175

              300        300      Polaris Industries, Inc.                                              8,475         8,475

  48,600     2,500      51,100    Time Warner, Inc.                                        3,134,700  161,250     3,295,950
                                                                                       ------------------------------------

                                                                                           4,447,450  325,688     4,773,138
                                  Financial Services - 2.51%
  10,400      500       10,900    American Express Co.                                     1,128,400   54,250     1,182,650

              400        400      AmeriCredit Corp.                                                     4,450         4,450

              600        600      Ameritrade Holding Corp. Class A                                     29,250        29,250

              200        200      CCB Financial Corp.                                                  10,387        10,387

  19,200     1,150      20,350    Citigroup Inc.                                           1,128,000   67,562     1,195,562

              300        300      CMAC Investment Corp.                                                12,394        12,394

             1,300      1,300     Countrywide Credit Industries, Inc.                                  49,237        49,237

              408        408      Delphi Financial Group , Inc. Class  A                               19,558        19,558

             2,300      2,300     Edwards (A.G.), Inc.                                                 74,894        74,894

  23,400     1,300      24,700    Freddie Mac                                              1,377,675   76,537     1,454,212

              700        700      Legg Mason, Inc.                                                     19,819        19,819

  19,600     1,100      20,700    Morgan Stanley Dean Witter Discover                      1,773,800   99,550     1,873,350
                                  & Co.
  22,800     1,450      24,250    Providian Financial Corp.                                2,328,450  148,081     2,476,531
                                                                                       ------------------------------------

                                                                                           7,736,325  665,969     8,402,294
                                  Food & Related - 0.94%
  23,600     1,800      25,400    Conagra, Inc.                                              710,950   54,225       765,175

             1,600      1,600     Earthgrains Co.                                                      39,300        39,300

             1,900      1,900     Flowers Industries, Inc.                                             46,312        46,312

  11,800     1,000      12,800    Heinz (H.J.) Co.                                           642,362   54,437       696,799

             2,300      2,300     IBP, Inc.                                                            51,750        51,750

  20,700     1,200      21,900    Quaker Oats Co.                                          1,130,737   65,550     1,196,287

             2,800      2,800     Ralcorp Holdings, Inc.                                               49,875        49,875

  10,100                10,100    Sara Lee Corp.                                             274,594                274,594

             1,100      1,100     Vlasic Foods International                                           13,406        13,406
                                                                                       ------------------------------------

                                                                                           2,758,643  374,855     3,133,498
                                  Hospital Management - 0.30%
              300        300      Curative Health Services, Inc.                                        3,375         3,375

             1,100      1,100     Lincare Holdings, Inc.                                               39,187        39,187

             1,100      1,100     Mariner Post Acute Network                                            2,406         2,406

              800        800      Omnicare, Inc.                                                       19,150        19,150

              600        600      PacifiCare Health Systems, Inc.,                                     43,350        43,350
                                  Class B
              179        179      Priority Healthcare Corp, Class B                                     6,970         6,970

  15,300     1,000      16,300    United Healthcare Corp.                                    754,481   49,312       803,793

              600        600      Universal Health Services, Inc.,                                     24,375        24,375
                                  Class B
              600        600      Wellpoint Health Networks, Inc.                                      47,325        47,325
                                                                                       ------------------------------------

                                                                                             754,481  235,450       989,931
                                  Hospital Supply - 1.34%
              600        600      ADAC Laboratories                                                    10,725        10,725

  24,800     2,700      27,500    Biomet, Inc.                                               909,850   99,056     1,008,906

  22,400     1,100      23,500    Guidant Corp.                                            1,276,800   62,700     1,339,500

              800        800      Hillenbrand Industries, Inc.                                         33,500        33,500

              800        800      Integrated Health Services, Inc.                                      4,750         4,750

  9,700       400       10,100    Johnson & Johnson Co.                                      828,137   34,150       862,287

  15,600      600       16,200    Medtronic, Inc.                                          1,101,750   42,375     1,144,125

             1,100      1,100     Owens & Minor, Inc. Holding Co.                                      14,025        14,025

              300        300      Patterson Dental Co.                                                 12,150        12,150

              300        300      Safeskin Corp.                                                        6,975         6,975

              500        500      VISIX, Inc.                                                          30,875        30,875
                                                                                       ------------------------------------

                                                                                           4,116,537  351,281     4,467,818
                                  Insurance - 1.81%
             2,700      2,700     Aflac, Inc.                                                         119,137       119,137

  38,600     1,900      40,500    Allstate Corp.                                           1,447,500   71,250     1,518,750

             1,100      1,100     AMBAC Financial Group, Inc.                                          61,600        61,600

              800        800      Capital Re Corp.                                                     13,400        13,400

  37,700     2,300      40,000    Conseco, Inc.                                            1,128,644   68,856     1,197,500

              300        300      Enhance Financial Services Group,                                     7,106         7,106
                                  Inc.
  22,400     1,200      23,600    Equitable Cos., Inc.                                     1,513,400   81,075     1,594,475

              550        550      Fidelity National Financial, Inc.                                    11,000        11,000

             1,000      1,000     First American Financial Corp.                                       23,437        23,437

              800        800      Fremont General Corp.                                                15,800        15,800

  25,300     1,500      26,800    Hartford Financial Services Group,                       1,367,781   81,094     1,448,875
                                  Inc.
              900        900      PMI Group, Inc.                                                      38,812        38,812
                                                                                       ------------------------------------

                                                                                           5,457,325  592,567     6,049,892
                                  Machinery - 0.31%
              600        600      Applied Power, Inc.                                                  14,475        14,475

              900        900      Briggs & Stratton Corp.                                              43,931        43,931

              300        300      Graco, Inc.                                                           6,525         6,525

  17,200     1,000      18,200    Ingersoll-Rand Co.                                         817,000   47,500       864,500

              900        900      JLG Industries, Inc.                                                 12,656        12,656

              700        700      Manitowoc Co., Inc.                                                  25,812        25,812

             1,100      1,100     McDermott International, Inc.                                        21,931        21,931

              500        500      Terex Corp.                                                          12,813        12,813

             1,200      1,200     Trinity Industries, Inc.                                             39,525        39,525
                                                                                       ------------------------------------

                                                                                             817,000  225,168     1,042,168
                                  Metal Fabrication - 0.00%
              700        700      Intermet Corp.                                                        8,750         8,750

              100        100      Quanex Corp.                                                          1,750         1,750
                                                                                       ------------------------------------

                                                                                                       10,500        10,500
                                  Metals & Mining - 0.38%
  8,000       800       8,800     Alcoa Inc.                                                 324,000   32,400       356,400

             1,200      1,200     Martin Marietta Materials, Inc.                                      61,575        61,575

              400        400      Stillwater Mining Co.                                                 9,175         9,175

  31,300     1,400      32,700    USX-U.S. Steel Group, Inc.                                 792,281   35,438       827,719
                                                                                       ------------------------------------

                                                                                           1,116,281  138,588     1,254,869
                                  Multi - Industry - 1.14%
  15,700      900       16,600    AlliedSignal, Inc.                                         649,588   37,238       686,826

             1,600      1,600     Crane Co.                                                            43,900        43,900

              900        900      Mascotech, Inc.                                                      13,613        13,613

             1,100      1,100     Pentair, Inc.                                                        41,663        41,663

  38,700     2,000      40,700    Tyco International Ltd.                                  2,880,731  148,875     3,029,606
                                                                                       ------------------------------------

                                                                                           3,530,319  285,289     3,815,608
                                  Office Supplies
              800        800      Avery-Dennison Corp.                                                 42,950        42,950
                                                                                       ------------------------------------

                                                                                                       42,950        42,950

                                  Oil (Domestic) - 0.37%
             1,200      1,200     Ashland, Inc.                                                        53,400        53,400

              800        800      Cabot Oil & Gas Corp.                                                 8,750         8,750

              500        500      Devon Energy Corp.                                                   11,719        11,719

              900        900      Murphy Oil Corp.                                                     30,769        30,769

  16,900      900       17,800    Sunoco Inc.                                                514,394   27,394       541,788

  27,200     1,600      28,800    USX - Marathon Group                                       562,700   33,100       595,800
                                                                                       ------------------------------------
                                                                                           1,077,094  165,132     1,242,226

                                  Oil (International) - 2.16%
  18,500     1,100      19,600    Chevron Corp.                                            1,422,188   84,563     1,506,751

  50,900     3,000      53,900    Exxon Corp.                                              3,388,031  199,688     3,587,719

  23,900     1,500      25,400    Mobil Corp.                                              1,988,181  124,781     2,112,962
                                                                                       ------------------------------------

                                                                                           6,798,400  409,032     7,207,432
                                  Paper & Forest Products - 0.31%
              400        400      American Greetings Corp.                                              9,475         9,475

  11,500      700       12,200    Fort James Corp.                                           343,563   20,913       364,476

             1,800      1,800     Georgia Pacific Corp.                                                36,675        36,675

  23,400     2,900      26,300    Owens-Illinois, Inc.                                       560,138   69,419       629,557
                                                                                       ------------------------------------

                                                                                             903,701  136,482     1,040,183
                                  Pharmaceuticals - 5.27%
  13,300      700       14,000    Allergan, Inc.                                           1,083,950   57,050     1,141,000

              700        700      Alpharma, Inc. Class A                                               26,513        26,513

  2,900       200       3,100     Bausch & Lomb, Inc.                                        174,906   12,063       186,969

             2,200      2,200     Bergen Brunswig Corp.                                                53,763        53,763

              400        400      Bindley Western Industries, Inc.                                     10,525        10,525

  12,800     2,000      14,800    Biogen, Inc.                                             1,230,400  192,250     1,422,650

  21,100     1,200      22,300    Bristol-Meyers Squibb Co.                                2,657,281  151,125     2,808,406

  11,300     2,343      13,643    Cardinal Health, Inc.                                      815,719  169,135       984,854

              100        100      Immunex Corp.                                                        14,150        14,150

  24,400     1,500      25,900    Lilly (Eli)& Co.                                         2,310,375  142,031     2,452,406

              300        300      Medimmune, Inc.                                                      16,500        16,500

  17,000     1,000      18,000    Merck & Co., Inc.                                        1,389,750   81,750     1,471,500

             1,700      1,700     Mylan Laboratories, Inc.                                             46,431        46,431

  12,700      700       13,400    Pfizer, Inc.                                             1,675,606   92,356     1,767,962

              700        700      Roberts Pharmaceutical Corp.                                         15,838        15,838

  43,000     3,200      46,200    Schering-Plough Corp.                                    2,405,313  179,000     2,584,313

  36,200     1,300      37,500    Warner-Lambert Co.                                       2,500,063   89,781     2,589,844

             1,600      1,600     Watson Pharmaceuticals, Inc.                                         77,300        77,300
                                                                                       ------------------------------------

                                                                                          16,243,363   1,427,561    17,670,924
                                  Printing & Publishing - 1.06%
              200        200      Consolidated Graphics, Inc.                                          12,150        12,150

  8,700       500       9,200     McGraw-Hill Cos., Inc.                                     952,106   54,719     1,006,825

              300        300      Metro Networks, Inc.                                                 13,500        13,500

  11,000      800       11,800    New York Times Co., Class A                                341,000   24,800       365,800

              700        700      Scholastic Corp.                                                     34,475        34,475

  22,500     1,200      23,700    Viacom, Inc., Class B                                    1,988,437  106,050     2,094,487

              500        500      World Color Press, Inc.                                              12,406        12,406
                                                                                       ------------------------------------
                                                                                           3,281,543  258,100     3,539,643

                                 Restaurants/Lodging - 0.28%

             1,800      1,800     Bob Evans Farms, Inc.                                                38,813        38,813

             1,800      1,800     Brinker International, Inc.                                          52,088        52,088

              600        600      CEC Entertainment, Inc.                                              18,000        18,000

             1,600      1,600     Darden Restaurants, Inc.                                             35,200        35,200

  8,200       400       8,600     McDonald's Corp.                                           697,000   34,000       731,000

              810        810      Promus Hotel Corp.                                                   28,502        28,502

              700        700      Ruby Tuesday, Inc.                                                   13,038        13,038

             1,800      1,800     Ryan's Family Steak Houses, Inc.                                     20,475        20,475
                                                                                       ------------------------------------

                                                                                             697,000  240,116       937,116
                                  Retail - 3.17%
             1,100      1,100     Abercrombie & Fitch Co., Class A                                     83,600        83,600

              600        600      AnnTaylor Stores Corp.                                               22,688        22,688

             1,500      1,500     Best Buy Co., Inc.                                                  139,125       139,125

              800        800      Cato Corp. Class A                                                    7,600         7,600

  29,900     1,750      31,650    Gap, Inc.                                                1,934,156  113,203     2,047,359

              900        900      Hertz Corp.                                                          35,831        35,831

  24,000     1,300      25,300    Home Depot, Inc.                                         1,432,500   77,594     1,510,094

              400        400      Linens 'N Things, Inc.                                               14,400        14,400

  28,600     1,800      30,400    Lowe's Cos., Inc.                                        1,696,337  106,763     1,803,100

             5,000      5,000     OfficeMax, Inc.                                                      38,750        38,750

              400        400      Pillowtex Corp.                                                       9,700         9,700

              500        500      Rent-A-Center, Inc.                                                  12,688        12,688

             2,200      2,200     Ross Stores, Inc.                                                   100,650       100,650

  20,600     2,500      23,100    TJX Cos., Inc.                                             588,388   71,406       659,794

              200        200      United Stationers, Inc.                                               3,663         3,663

  45,100     2,500      47,600    Wal-Mart Stores, Inc.                                    3,895,513  215,938     4,111,451

              400        400      Zale Corp.                                                           13,250        13,250
                                                                                       ------------------------------------

                                                                                           9,546,894  1,066,849    10,613,743
                                  Retail Food/Drug - 0.64%
  11,700      400       12,100    Albertson's, Inc.                                          666,900   22,800       689,700

              400        400      Great Atlantic & Pacific Tea Co.,                                    12,625        12,625
                                  Inc.
              600        600      Richfood Holdings, Inc.                                              14,250        14,250

  23,200     1,200      24,400    Safeway, Inc.                                            1,339,800   69,300     1,409,100
                                                                                       ------------------------------------

                                                                                           2,006,700  118,975     2,125,675
                                  Semi-Conductors/Instrumentation -
                                  2.09%
             1,200      1,200     Altera Corp.                                                         58,350        58,350

              800        800      Comverse Technology, Inc.                                            57,400        57,400

              400        400      Electro Scientific Industries, Inc.                                  14,625        14,625

  42,100     2,500      44,600    Intel Corp.                                              5,049,369  299,844     5,349,213

             1,100      1,100     Lattice Semiconductor Corp.                                          43,863        43,863

             2,200      2,200     Linear Technology Corp.                                              96,388        96,388

              600        600      Plexus Corp.                                                         19,613        19,613

              700        700      PMC-Sierra, Inc.                                                     49,613        49,613

  24,800     1,400      26,200    Rockwell International Corp.                             1,102,050   62,213     1,164,263

              400        400      Sanmina Corp.                                                        20,900        20,900

              900        900      Vitesse Semiconductors Corp.                                         41,344        41,344

             1,200      1,200     Xilinx, Inc.                                                         83,700        83,700
                                                                                       ------------------------------------

                                                                                           6,151,419  847,853     6,999,272
                                  Tobacco - 0.62%
  49,700     3,000      52,700    Philip Morris Cos., Inc.                                 1,944,513  117,375     2,061,888
                                                                                       ------------------------------------

                                                                                           1,944,513  117,375     2,061,888
                                  Transportation - 0.21%
  17,100     1,100      18,200    Burlington Northern Santa Fe Corp.                         566,438   36,438       602,876

              600        600      Kansas City Southern Industries,                                     28,050        28,050
                                  Inc.
              600        600      M.S. Carriers, Inc.                                                  16,200        16,200

              200        200      Rollins Truck Leasing Corp.                                           2,125         2,125

              100        100      Swift Transportation Co., Inc.                                        2,994         2,994

             1,300      1,300     USFreightways Corp.                                                  41,438        41,438
                                                                                       ------------------------------------

                                                                                             566,438  127,245       693,683
                                  Utilities - Electric - 0.72%
             2,900      2,900     Allegheny Energy, Inc.                                               86,094        86,094

             1,300      1,300     BEC Energy                                                           47,369        47,369

              500        500      Calpine Corp.                                                        16,375        16,375

             1,900      1,900     CMS Energy Corp.                                                     78,613        78,613

             4,000      4,000     Conectiv Inc.                                                        84,750        84,750

             1,450      1,450     DQE, Inc.                                                            55,372        55,372

  30,500     1,700      32,200    Edison International                                       777,750   43,350       821,100

             1,700      1,700     Energy East Corp.                                                    91,163        91,163

              900        900      FirstEnergy Corp.                                                    26,325        26,325

  18,500     1,000      19,500    FPL Group, Inc.                                            951,594   51,438     1,003,032

             1,800      1,800     NIPSCO Industries, Inc.                                              46,688        46,688

             2,100      2,100     Public Service Co. of New Mexico                                     32,288        32,288

              600        600      TNP Enterprises, Inc.                                                17,550        17,550

              300        300      United Illuminating Co.                                              13,313        13,313
                                                                                       ------------------------------------

                                                                                           1,729,344  690,688     2,420,032
                                  Utilities - Gas & Pipeline - 0.37%
  31,400     1,600      33,000    Coastal Corp.                                            1,004,800   51,200     1,056,000

             2,700      2,700     El Paso Energy Corp.                                                 98,381        98,381

              800        800      Energen Corp.                                                        11,200        11,200

             1,200      1,200     NICOR, Inc.                                                          45,825        45,825

              200        200      Piedmont Natural Gas Co., Inc.                                        6,825         6,825

              600        600      Southwest Gas Corp.                                                  17,250        17,250
                                                                                       ------------------------------------

                                                                                           1,004,800  230,681     1,235,481
                                  Utilities - Telephone - 4.66%
  5,400      1,700      7,100     Ameritech Corp.                                            353,025  111,138       464,163

  32,600     2,300      34,900    AT&T Corp.                                               2,677,275  188,888     2,866,163

             1,600      1,600     Bell Atlantic Corp.                                                  91,900        91,900

  70,600     3,900      74,500    BellSouth Corp.                                          3,265,250  180,375     3,445,625

             1,550      1,550     Century Telephone Enterprises, Inc.                                  95,713        95,713

              800        800      Cincinnati Bell, Inc.                                                15,800        15,800

  26,300      400       26,700    GTE Corp.                                                1,706,213   25,950     1,732,163

              500        500      Inter-Tel, Inc.                                                       8,813         8,813

  56,424     1,800      58,224    MCI Worldcom, Inc.                                       4,654,980  148,500     4,803,480

  8,100       300       8,400     Sprint Corp.                                               695,081   25,744       720,825

  23,900     1,400      25,300    U S WEST, Inc.                                           1,274,169   74,638     1,348,807
                                                                                       ------------------------------------

                                                                                          14,625,993  967,459    15,593,452
                                                                                                                 -----------
                                  Total Common Stock                                                            184,057,038

                                  Convertible Preferred Stock - 0.07%

                                  Convertible Preferred Stock - 0.07%
  4,845                 4,845     Sealed Air Corp.                                         249,518                 249,518
                                                                                       ------------------------------------
                                                                                             249,518                249,518
                                                                                                                    -------
                                  Total Convertible Preferred Stock                                                 249,518

                                  Corporate Bonds - 14.98%             Coupon  Maturity

                                  Building Products - 0.35%
1,350,000             1,350,000   Hanson Overseas B.V. Senior Notes     7.375  01/15/03    1,400,625              1,400,625

1,100,000             1,100,000   USG Corp. Senior Notes                9.250  09/15/01    1,170,125              1,170,125
                                                                                       ------------------------------------

                                                                                           2,570,750              2,570,750
                                  Chemicals - 0.45%
1,500,000             1,500,000   Praxair, Inc. Notes                   6.750  03/01/03    1,501,875              1,501,875
                                                                                       ------------------------------------

                                                                                           1,501,875              1,501,875
                                  Computer Hardware - 0.15%
            500,000    500,000    International Business Machines       6.375  06/15/00               505,000       505,000
                                  Corp.                                                 ------------------------------------

                                                                                                      505,000       505,000
                                  Containers - 0.31%
1,050,000             1,050,000   Crown Cork & Seal P6.750mpany Guarenteed     12/15/03    1,050,000              1,050,000
                                  Notes                                                ------------------------------------

                                                                                           1,050,000              1,050,000
                                  Financial Services - 6.42%
1,000,000             1,000,000   Associates Corp. of6.950h America Debentures 11/01/18    1,031,250              1,031,250

            600,000    600,000    Banc One Corp.                        6.375  10/01/02               606,000       606,000

1,400,000             1,400,000   Banco Latino Americano Bank Guarenteed Notes 10/16/01    1,328,250              1,328,250
                                  144A
1,100,000             1,100,000   Bear Stearns Co. Senior Notes         6.150  03/02/04    1,089,777              1,089,777

            400,000    400,000    Bear Stearns Cos., Inc.               6.750  05/01/01               405,000       405,000

1,600,000             1,600,000   BHP Finance USA Ltd. Debentures       6.420  03/01/26    1,588,000              1,588,000

1,400,000             1,400,000   Capital One Bank Notes                7.000  04/30/01    1,412,250              1,412,250

1,400,000             1,400,000   Case Credit Corp. Notes               6.125  02/15/03    1,398,250              1,398,250

            500,000    500,000    Chrysler Financial Corp.              6.950  03/25/02               514,375       514,375

            200,000    200,000    Countrywide Home Loan                 7.450  09/16/03               206,250       206,250

2,200,000             2,200,000   Finova Capital Corp. Notes            6.625  09/15/01    2,227,500              2,227,500

            250,000    250,000    General Motors Acceptance Corp.       5.875  01/22/03               248,438       248,438

            250,000    250,000    General Motors Acceptance Corp.       6.750  02/07/02               255,313       255,313

1,000,000             1,000,000   GMAC Notes.                           5.750  11/10/03      991,250                991,250

            250,000    250,000    Household Finance Corp.               6.875  03/01/07               255,938       255,938

            200,000    200,000    Household Netherlands BV              6.125  03/01/03               199,250       199,250

            500,000    500,000    International Lease Finance Corp.     6.875  05/01/01               510,000       510,000

1,200,000             1,200,000   Lehman Brothers Holdings Co. Senior   7.200  08/15/09    1,209,000              1,209,000
                                  Notes
            350,000    350,000    Merrill Lynch & Co., Inc.             6.000  01/15/01               351,313       351,313

            250,000    250,000    Morgan Stanley Dean Witter Discover   8.100  06/24/02               265,000       265,000
                                  & Co.
1,200,000             1,200,000   Newcourt Credit Group Notes 144A      6.875  02/16/05    1,177,500              1,177,500

1,250,000             1,250,000   Paine Webber Group, Inc. Senior       7.015  02/10/04    1,270,313              1,270,313
                                  Notes
            275,000    275,000    Pitney Bowes Credit Corp.             5.650  01/15/03               272,594       272,594

1,100,000             1,100,000   PSEG Capital Corp. Notes 144A         6.740  10/23/01    1,116,500              1,116,500

1,300,000             1,300,000   Salomon Smith Barney Holdings, Inc.   6.250  05/15/03    1,293,500              1,293,500
                                  Notes
            260,000    260,000    Transamerica Finance Corp.            6.375  11/15/01      261,950       261,950
                                                                                       ------------------------------------
                                                                                          17,133,340   4,351,421   21,484,761
                                  Food & Related - 0.54%
            325,000    325,000    Hershey Foods Co.                     6.700  10/01/05               339,219       339,219

1,500,000             1,500,000   Nabisco, Inc. Notes                   6.125  02/01/03    1,455,000              1,455,000
                                                                                       ------------------------------------

                                                                                           1,455,000  339,219     1,794,219
                                  Funeral Services - 0.32%
1,100,000             1,100,000   Service Corp. International Senior    6.300  03/15/03    1,080,750              1,080,750
                                  Notes                                                 ------------------------------------

                                                                                           1,080,750              1,080,750
                                  Instruments/Controls - 0.34%
1,200,000             1,200,000   Thermo Electron Corp. Notes           7.625  10/30/08    1,149,000              1,149,000
                                                                                       ------------------------------------

                                                                                           1,149,000              1,149,000
                                  Insurance - 0.46%
1,000,000             1,000,000   AON Corp. Notes                       7.400  10/01/02    1,043,750              1,043,750

1,500,000             1,500,000   MCN Investment Corp. Notes            6.890  01/16/02    1,524,375              1,524,375
                                                                                        ------------------------------------

                                                                                           2,568,125              2,568,125
                                  Multi-Industry - 0.15%
            500,000    500,000    Honeywell, Inc.                       6.750  03/15/02               511,875       511,875
                                                                                       ------------------------------------

                                                                                                      511,875       511,875
1,200,000             1,200,000   Multi - Media - 0.38%
                                  Cox Radio, Inc. Company Guarenteed    6.250  05/15/03   1,203,000              1,203,000
                                  Notes

1,250,000             1,250,000   News America Inc. Senior Notes        6.625  01/09/08    1,259,375              1,259,375

1,250,000             1,250,000   Time Warner Inc., Pass-Through Certificates  12/30/01    1,256,250              1,256,250
                                  144A                                                 ------------------------------------

                                                                                           3,718,625              3,718,625
                                  Oil & Gas - 0.30%
1,605,000             1,605,000   Coastal Corp. Notes                   8.125  09/15/02    1,711,331              1,711,331

1,000,000             1,000,000   KN Energy, Inc. Senior Notes          6.450  03/01/03    1,002,500              1,002,500

1,000,000             1,000,000   Williams Companies., Inc. Notes       6.125  02/01/01    1,000,000              1,000,000
                                                                                       ------------------------------------
                                                                                          3,713,831              3,713,831
                                  Paper Products - 0.40%
1,250,000             1,250,000   James River Corp. Debentures          8.375  11/15/01    1,325,000              1,325,000
                                                                                       ------------------------------------

                                                                                           1,325,000              1,325,000
                                  Retail - 0.45%
1,200,000             1,200,000   Sears Roebuck Acceptance Corp. Notes  6.000  03/20/03    1,192,500              1,192,500

            300,000    300,000    Wal-Mart Stores, Inc.                 7.250  06/01/13               325,125       325,125
                                                                                       ------------------------------------

                                                                                           1,192,500  325,125     1,517,625
                                  Utilities - Electric - 0.43%
1,300,000             1,300,000   Consumer Energy Co. Bonds, Series B   6.200  05/01/03    1,290,250              1,290,250

            145,000    145,000    Southern California Edison Note       6.500  06/01/01               146,994       146,994
                                                                                       ------------------------------------
                                                                                           1,290,250  146,994     1,437,244

                                  Utilities - Telephone - 1.25%
            200,000    200,000    AT&T Corp.                            8.625  12/01/31               218,000       218,000

1,200,000             1,200,000   Cable & Wireless Communications       6.375  03/06/03    1,209,000              1,209,000
                                  Notes
1,200,000             1,200,000   GTE Corp. Debentures                  9.100  06/01/03    1,333,500              1,333,500

1,400,000             1,400,000   Worldcom, Inc. Senior Notes           6.400  08/15/05    1,417,500              1,417,500
                                                                                       ------------------------------------
                                                                                           3,960,000  218,000     4,178,000
                                                                                                                  ----------
                                  Total Corporate Bonds                                                           50,106,680

                                  Asset Backed Securities - 0.14%

                                  Asset Backed Securities - 0.14%
            102,053    102,053    CPS Auto Trust, Series 1997-3,        6.100  12/15/02               102,595       102,595
                                  Class A1
            350,000    350,000    First USA Credit Ca6.420ster Trust, Series   03/17/05               356,125       356,125
                                  1997-6, Class A                                      ------------------------------------
                                                                                                      458,720       458,720
                                                                                                                    -------
                                  Total Asset Backed Securities                                                     458,720

                                  Collateralized Mortgage Obligations
                                  - 10.28%

                                  Collateralized Mortgage Obligations
                                  - 10.28%
            175,000    175,000    Access Financial Mo6.565e Loan Trust,        05/18/24               175,390       175,390
                                  Series 1997-3, Class A
1,000,000             1,000,000   AESOP Funding II, Series 1997-1,      6.220  10/20/01    1,005,990              1,005,990
                                  Class A1,144A
            300,000    300,000    American Express Master Trust, Series        04/15/04               304,202       304,202
                                  1998-1, Class A
1,750,000             1,750,000   Asset Securitization Corp., Series 1997-D5,  02/14/41    1,784,300              1,784,300
                                  Class A1C
            246,509    246,509    Banc One Auto Grantor Trust, Series 1997-B,  07/20/04               247,891       247,891
                                  Class A

            500,000    500,000    Chase Credit Card Master Trust, Series       04/15/03               505,837       505,837
                                  1997-2, Class A
            500,000    500,000    Chase Manhattan Credit Card Master Trust,    02/15/03               501,665       501,665
                                  Series 1996-4, Class A
1,030,773             1,030,773   Chevy Chase Auto Receivables Trust, Series   12/15/04    1,035,516              1,035,516
                                  1998-2, Class A
1,300,000             1,300,000   Circuit City Credit Card Master Trust,       08/15/05    1,311,140              1,311,140
                                  Series 1995-1, Class A
1,715,000             1,715,000   Commerical Mortgage Acceptance Corp.,        05/15/08    1,726,653              1,726,653
                                  Series 1998-C1, Class A2
1,800,000             1,800,000   Credit Suisse First Boston Mortgage          05/17/08    1,789,191              1,789,191
                                  Securities Corp., Series 1998-C1, Class A1B
1,910,041             1,910,041   Criimi Mae CMBS Corp., Series 1998-1, Class  10/20/01    1,880,794              1,880,794
                                  A1, 144A+
1,900,000             1,900,000   Donaldson, Lufkin, Jenrette, Commerical      05/10/08    1,902,290              1,902,290
                                  Mortgage Corp., Series 1998-CG1, Class A1B
            175,000    175,000    EQCC Home Equity Loan Trust, Series 1997-2,  02/15/12               177,487       177,487
                                  Class A
1,300,000             1,300,000   Fingerhut Master Trust, Series        6.070  02/15/05    1,311,863              1,311,863
                                  1998-1, Class A
            350,000    350,000    First Plus Home Improvement Loan Trust,      09/20/14               361,742       361,742
                                  Series 1996-3 Class A
            250,000    250,000    First Plus Home Loan Trust, Series 1997-1,   12/10/15               244,178       244,178
                                  Class A6
2,000,000             2,000,000   First Union-Lehman Brothers-Bank of America  11/18/08    2,022,130              2,022,130
                                  Trust, Series 1998-C2, Class A2
1,600,000             1,600,000   General Growth Properties, Series 1, Class   11/15/07    1,617,176              1,617,176
                                  A2, 144A+
2,075,000             2,075,000   GMAC Commerical Mortgage Securities, Inc.,   11/15/07    2,100,761              2,100,761
                                  Series 1997-C2, Class A3
2,350,000             2,350,000   Lehman Brothers Commercial Conduit Mortgage  01/18/08    2,360,986              2,360,986
                                  Trust, Series 1998-C1, Class A3
 750,000               750,000    Mortgage Capital Funding, Inc., Series       01/18/08      754,309                754,309
                                  1998-MC1, Class A2
1,850,000             1,850,000   Mortgage Capital Funding, Inc., Series       05/18/08    1,853,154              1,853,154
                                  1998-MC2, Class A2
            227,756    227,756    Navistar Financial Corp. Owner Trust,        11/15/04               229,282       229,282
                                  Series 1998-1, Class A
            469,530    469,530    Nomura Asset Securities Corp., Series        03/15/30               472,516       472,516
                                  1998-D6, Class A
2,050,000             2,050,000   Nomura Asset Securities Corp., Series         03/17/28    2,054,418              2,054,418
                                  1998-D6, Class A1B
                          -       Normura Asset Securities Corp., Series       03/15/30                                  -
                                  1998-D6,Class A1A
1,800,000             1,800,000   Pemex Corp., Series 144A              5.720  11/15/02    1,757,250              1,757,250

            325,000    325,000    Premier Auto Trust, Series            5.770  01/06/02               324,509       324,509
                                  1998-2,   Class A
            300,000    300,000    Sears Credit Acceptance Master Trust,        08/15/05               297,807       297,807
                                  Series 1998-1, Class A
 850,260               850,260    UAF Auto Grantor Trust Series 1998-A,       05/17/04      852,386                852,386
                                  Class A, 144A
50,519,565            50,519,565  Vendee Mortgage Trust Series 1998-1, Class  02/15/28      777,547                777,547
                                  2, Interest Only Obligation
51,871,974            51,871,974  Vendee Mortgage Trust Series 1998-3, Class  09/01/28      628,118                628,118
                                  10, Interest Only Obligation                         ------------------------------------

                                                                                           30,525,972  3,842,506  34,368,478
                                                                                                                  ----------
                                  Total Collateralized Mortgage                                                   34,368,478
                                  Obligations

                                  Investment Companies - 1.29%

                                  Investment Companies - 1.29%
            125,900    125,900    T-Rowe Price Foreign Equity                                       2,196,955     2,196,955

            145,800    145,800    T-Rowe Price International Equity                                 2,118,474     2,118,474
                                  Fund                                                 ------------------------------------

                                                                                                    4,315,429     4,315,429
                                                                                                                  ---------
                                  Total Investment Companies                                                      4,315,429

                                  Medium Term Notes - 0.38%

                                  Medium Term Notes - 0.38%

            250,000    250,000    Norwest Corp.                         6.550  12/01/06               253,125       253,125

            500,000    500,000    Sears Roebuck Acceptance Corp.        6.150  11/15/05               501,875       501,875

            500,000    500,000    Smithkline Beecham Corp.              6.625  10/01/01               511,875       511,875
                                                                                       ------------------------------------

                                                                                                    1,266,875     1,266,875
                                                                                                                  ---------
                                  Total Medium Term Notes                                                         1,266,875

                                  Temporary Investments - 0.78%


                                  Temporary Investments - 0.78%
1,303,929             1,303,929   Temporary Investment Cash Fund                           1,303,929              1,303,929

1,303,929             1,303,929   Temporary Investment Fund                                1,303,929              1,303,929
                                                                                       ------------------------------------

                                                                                           2,607,858              2,607,858
                                                                                                                  ---------
                                  Total Temporary Investments
                                                                                                                  2,607,858
                                  U.S. Government Agency Obligations
                                  - 17.04%

                                  U.S. Government Agency Obligations
                                  - 11.95%
            213,885    213,885    FannieMae                             6.500  01/01/06               212,415       212,415

            157,337    157,337    FannieMae                             7.500  06/01/03               161,074       161,074

            331,781    331,781    FannieMae                             7.000  06/01/04               338,935       338,935

            223,548    223,548    FannieMae                             7.000  06/01/04               228,368       228,368

            750,000    750,000    FannieMae                             5.750  06/15/05               753,064       753,064

            750,000    750,000    FannieMae                             6.480  06/28/04               776,816       776,816

            196,201    196,201    FannieMae                             7.500  10/01/11               202,209       202,209

           1,000,000  1,000,000   Federal Home Loan Bank                5.375  03/02/01               999,717       999,717

            59,298      59,298    Federal Home Loan Mortgage Corp.      8.000  01/01/04                60,688        60,688

            740,513    740,513    Federal Home Loan Mortgage Corp.      7.000  05/01/04               755,555       755,555

            186,497    186,497    Federal Home Loan Mortgage Corp.      6.500  06/01/04               188,944       188,944

  9,180                 9,180     FHLMC Pool #533301                   10.500  04/01/19       10,072                 10,072

2,163,715             2,163,715   FHLMC Pool #E60891                    6.500  07/01/10    2,181,296              2,181,296

 565,319               565,319    FHLMC Pool #G10304                    6.500  04/01/09      569,913                569,913

2,527,532             2,527,532   FNCI Pool #400028                     6.500  02/01/13    2,545,699              2,545,699

 705,817               705,817    FNCL Pool #313349                    10.000  09/01/18      764,268                764,268

3,766,993             3,766,993   FNCL Pool #313644                     7.000  08/01/27    3,815,258              3,815,258

 276,900               276,900    FNCL Pool #325602                     6.500  10/01/10      278,890                278,890

1,012,811             1,012,811   FNCX Pool #323191                     6.500  06/01/05    1,026,104              1,026,104

2,000,000             2,000,000   FNMA Pool #1997-M5 Class C            6.740  08/25/07    2,054,370              2,054,370

 996,067               996,067    FNMA Pool #345858                     6.241  08/01/36    1,015,988              1,015,988

3,459,249             3,459,249   FNMA Pool #405210                     7.000  05/01/28    3,503,570              3,503,570

5,986,299             5,986,299   FNMA Pool #405307                     6.500  12/01/27    5,948,885              5,948,885

3,032,000             3,032,000   FNMA Pool #437420                     7.000  08/01/28    3,070,847              3,070,847

  43,670                43,670    GNMA Pool #146301                    10.000  02/15/16       47,586                 47,586

2,708,661             2,708,661   GNMA Pool #436800                     8.000  07/15/27    2,825,472              2,825,472

2,416,539             2,416,539   GNMA Pool #448913                     8.000  06/15/28    2,520,752              2,520,752

 521,105               521,105    GNMA Pool #448958                     8.000  09/15/27      543,578                543,578

 934,958               934,958    GNMA Pool #449104                     8.000  06/15/28      975,278                975,278

 137,541               137,541    GNMA Pool #467788                     8.000  04/15/28      143,473                143,473

 151,393               151,393    GNSF Pool #231236                     9.000  01/15/20      161,706                161,706

 140,809               140,809    GNSF Pool #258039                     9.000  01/15/20      150,402                150,402

 186,580               186,580    GNSF Pool #276635                     9.000  10/15/19      199,290                199,290

 182,898               182,898    GNSF Pool #278853                     9.000  11/15/19      195,358                195,358

 693,689               693,689    GNSF Pool #780330                     9.000  12/15/19      741,380                741,380
                                                                                       ------------------------------------
                                                                                          35,289,435  4,677,785  39,967,220
                                  U.S. Government Obligations - 2.31%
17,400,000            17,400,000  U.S. Treasury Strips                  5.410  02/15/27    3,575,446              3,575,446

2,700,000             2,700,000   U.S. Treasury Strips                  5.720  05/15/18      862,582                862,582

6,150,000             6,150,000   U.S. Treasury Strips                  5.340  08/15/12    2,818,876              2,818,876

1,200,000             1,200,000   U.S. Treasury Strips                  5.660  08/15/14      483,981                483,981
                                                                                       ------------------------------------

                                                                                           7,740,885              7,740,885
                                  U.S. Treasury Obligations - 2.78%
            99,000      99,000    U.S. Treasury Bill                    4.150  03/11/99                98,863        98,863

            57,000      57,000    U.S. Treasury Bill                    4.170  03/11/99                56,921        56,921

            34,000      34,000    U.S. Treasury Bill                    4.250  03/11/99                33,952        33,952

             5,000      5,000     U.S. Treasury Bill                    4.300  04/01/99                 4,980         4,980

            101,000    101,000    U.S. Treasury Bill                    4.330  04/01/99               100,599       100,599

            560,000    560,000    U.S. Treasury Bill                    4.345  04/01/99               557,770       557,770

            20,000      20,000    U.S. Treasury Bill                    4.360  04/01/99                19,920        19,920

             9,000      9,000     U.S. Treasury Bill                    4.350  04/08/99                 8,957         8,957

            123,000    123,000    U.S. Treasury Bill                    4.360  04/08/99               122,404       122,404

            40,000      40,000    U.S. Treasury Bill                    4.370  04/08/99                39,806        39,806

            20,000      20,000    U.S. Treasury Bill                    4.380  04/08/99                19,903        19,903

            12,000      12,000    U.S. Treasury Bill                    4.450  04/08/99                11,941        11,941

           1,205,000  1,205,000   U.S. Treasury Bill                    4.470  04/08/99             1,199,014     1,199,014

            90,000      90,000    U.S. Treasury Bill                    4.490  04/08/99                89,551        89,551

           1,023,000  1,023,000   U.S. Treasury Note                    6.250  02/15/03             1,056,920     1,056,920

           1,000,000  1,000,000   U.S. Treasury Note                    6.250  02/15/07             1,052,437     1,052,437

            200,000    200,000    U.S. Treasury Note                    6.375  03/31/01               204,689       204,689

           1,225,000  1,225,000   U.S. Treasury Note                    6.500  05/15/05             1,297,018     1,297,018

           1,225,000  1,225,000   U.S. Treasury Note                    5.625  05/15/08             1,248,359     1,248,359

            592,000    592,000    U.S. Treasury Note                    6.250  08/31/00               601,268       601,268

            750,000    750,000    U.S. Treasury Note                    6.500  10/15/06               799,505       799,505

            650,000    650,000    U.S. Treasury Note                    6.250  10/31/01               666,566       666,566
                                                                                       ------------------------------------

                                                                                                    9,291,343     9,291,343
                                                                                                                 ----------
                                  Total US Government Agency                                                     56,999,448
                                  Obligations                                                                    ----------

                                  Total Investments - 100%                                                      334,427,444

                               Time Horizon Funds
                                   Portfolio 2
                          Nations Asset Allocation Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)

1.       Basis of Combination

Time Horizon Funds and Nations Institutional Reserves (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of February 28, 1999 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of March 1,1998. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at February 28, 1999 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Time Horizon Funds Portfolio 2 in exchange for shares of Nations Asset Allocation Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Time Horizon Funds Portfolio 2 for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


2.       Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Asset Allocation Fund at the time of the Reorganization at the combined level of average net assets for the twelve month period ended February 28, 1999.

                                    Nations Asset Allocation / Time Horizon Portfolios
                                 Pro Forma Combining Statement of Net Assets (Unaudited)
                                                    February 28, 1999

                                             Time Horizon      Asset      Adjustments to       Pro Forma
                                                 III         Allocation       Pro Forma         Combined
                                              (in 000's)     (in 000's)      (in 000's)        (in 000's)
                                           -------------------------------------------         ---------
Total Investments                          $   53,921       $  287,005       $     -           $ 340,926

Other Assets and
Liabilities:
Receivable for                                    -                -               -                 -
investments sold
Payable for investments purchased                 -                -               -                 -
Other assets and                                 (887)             255             -                (632)
liabilities, net
                                           -------------------------------------------         ---------
Total Other Assets                               (887)             255             -                (632)
and Liabilities
                                           -------------------------------------------         ---------
Net Assets                                     53,034          287,260             -             340,294
                                           -------------------------------------------         ---------

Net Assets by Class:
A Shares (Investor A)                          12,904           72,081             -              84,985
B Shares (Investor B)                          39,359            5,566             -              44,925
K Shares (Investor C)                             771            1,792             -               2,563
SFR Shares (Seafirst)                             -            207,821             -             207,821
Primary A                                         -                -               -                 -
Primary B                                         -                -               -                 -
                                           -------------------------------------------         ---------
                                               53,034          287,260             -             340,294
                                           -------------------------------------------         ---------

Shares Outstanding by
Class:
A Shares (Investor A)                             982            3,203            (408)            3,778
B Shares (Investor B)                           3,020              248          (1,267)            2,001
K Shares (Investor C)                              59               80            (25)               114
SFR Shares (Seafirst)                             -             12,217             -              12,217
Primary A                                         -                -               -                 -
Primary B                                         -                -               -                 -
                                           -------------------------------------------         ---------
                                                4,062           15,748          (1,700)           18,110
                                           -------------------------------------------         ---------

Net Asset Value per Share by Class:
A Shares (Investor A)                          $13.13           $22.50       $     -              $22.50
B Shares (Investor B)                          $13.03           $22.45       $     -              $22.45
K Shares (Investor C)                          $13.01           $22.45       $     -              $22.45
SFR Shares (Seafirst)                            n/a            $17.01       $     -              $17.01

               Nations Asset Allocation / Time Horizon Portfolios
             Pro Forma Combining Statement of Operations (Unaudited)
                                February 28, 1999

                                         Time Horizon         Asset     Adjustments to       Pro Forma
                                              III          Allocation      Pro Forma         Combined
                                           (in 000's)      (in 000's)      (in 000's)       (in 000's)
                                           -------------------------------------------         ---------
INVESTMENT INCOME:
Interest                                       $1,154           $7,782       $     -              $8,936
Dividends                                        $516            1,978             -               2,494
                                           -------------------------------------------         ---------
Total Investment                                1,670            9,760             -              11,430
Income
                                           -------------------------------------------         ---------

EXPENSES:
Investment Advisory                               217            1,089             824(a)          2,130
Administration                                    109              408             238(a)            755
Transfer Agent                                    133              133            (102)(b)           164
Custodian                                          35              117            (119)(b)            33
Legal and Audit Fees                               60               20             (18)(b)            62
Registration & Filing                              19               16             -                  35
Trustees' Fees                                     27                6             (13)(b)            20
Interest Expense                                  -                -               -                 -
Other expenses                                    122              100            (194)(b)            28
                                           -------------------------------------------         ---------
Subtotal                                          722            1,889             616             3,227
                                           -------------------------------------------         ---------
Shareholder Servicing and
Distribution Fees
A Shares (Investor A)                              33              170             -                 203
B Shares (Investor B)                             402               14              10(d)            426
K Shares (Investor C)                               5               15               2(a)             22
SFR Shares (Seafirst)                             -                504             -                 504
Primary A                                         -                -               -                 -
Primary B                                         -                -               -                 -
                                           -------------------------------------------         ---------
                                                  440              703              12             1,155
                                           -------------------------------------------         ---------
Fees waived and/or reimbursed by
investment
advisor, administrator and/or
distributor                                      (204)             (28)           (370)(C)          (602)
                                           -------------------------------------------         ---------
Total Expenses                                    958            2,564             257             3,779
                                           -------------------------------------------         ---------

NET INVESTMENT INCOME                             712            7,196            (257)            7,651
                                           -------------------------------------------         ---------
NET REALIZED
GAIN/(LOSS) ON
INVESTMENTS:                                    8,919           30,046             -              38,965
                                           -------------------------------------------         ---------
NET INCREASE/(DECREASE) IN NET
ASSETS
RESULTING FROM                                 $9,631          $37,242       $    (257)          $46,617
OPERATIONS:                                 ==========================================         =========

Legend:
(a) Reflects adjustment to the acquiring fund contractual fee obligation.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Increase in B shares is a result of Asset Allocation B shares not commencing operations until July 15, 1998.
Note: Organizational costs of merged fund will be assumed by NBAI prior to the merger date. These costs have not been reflected in the proforma financial statements.

                                       See Notes to Pro Forma Financial Statements

                                    Nations Asset Allocation / Time Horizon Portfolios
                                 Pro Forma Combining Statement of Operations (Unaudited)
                                                   February 28, 1999


   Asset     Time        Total    Description                                          Asset        Time       Total
Allocation  Horizon                                                                    Allocation  Horizon
               III                                                                                  III
 Shares /    Shares    Shares / Par                                                      Market    Market      Market
    Par       / Par                                                                       Value     Value      Value
                                  Common Stock - 57.12%

                                  Aerospace - 0.86%
               500        500     Alliant Techsystems, Inc.                                           39,594       39,594

              1,400      1,400    Cordant Technologies, Inc.                                          54,512       54,512

               900        900     Goodrich (B.F.) Co.                                                 30,712       30,712

              1,600      1,600    Sundstrand Corp.                                                   108,300      108,300

  20,100      1,700     21,800    United Technologies Corp.                              2,489,887   210,587    2,700,474
                                                                                        ---------------------------------
                                                                                         2,489,887   443,705    2,933,592

                                  Airlines - 0.31%
              1,000      1,000    Alaska Air Group, Inc.                                              50,687       50,687

               100        100     Comair Holdings, Inc.                                                3,762        3,762

  11,000      1,000     12,000    Delta Air Lines, Inc.                                    668,937    60,812      729,749

   3,900       600       4,500    UAL Corp.                                                233,025    35,850      268,875
                                                                                        ---------------------------------
                                                                                           901,962   151,111    1,053,073

                                  Apparel/Textile - 0.28%
              2,600      2,600    Burlington Industries, Inc.                                         16,087       16,087

              1,600      1,600    Cintas Corp.                                                       113,200      113,200

              3,500      3,500    Jones Apparel Group, Inc.                                           97,781       97,781

               900        900     Kellwood Co.                                                        23,006       23,006

   8,000      2,100     10,100    Tommy Hilfiger Corp.                                     552,500   145,031      697,531
                                                                                        ---------------------------------
                                                                                           552,500   395,105      947,605

                                  Automobiles - 0.96%
  14,600      1,500     16,100    General Motors Corp.                                   1,205,412   123,844    1,329,256

              1,900      1,900    Arvin Industries, Inc.                                              68,875       68,875

  26,300      2,600     28,900    Ford Motor Co.                                         1,559,919   154,212    1,714,131

              1,200      1,200    Harley-Davidson, Inc.                                               69,375       69,375

              4,100      4,100    Meritor Automotive, Inc.                                            65,087       65,087

               900        900     Superior Industries International,                                  22,275       22,275
                                  Inc.                                                  ---------------------------------
                                                                                         2,765,331   503,668    3,268,999

                                  Banks/Savings & Loans - 4.73%
              3,125      3,125    AmSouth Bancorporation                                             146,875      146,875

              2,700      2,700    Astoria Financial Corp.                                            122,344      122,344

  27,540      3,600     31,140    Banc One Corp.                                         1,480,275   193,500    1,673,775

  39,600      4,000     43,600    Bank of New York Co., Inc.                             1,383,525   139,750    1,523,275

  43,000      4,000     47,000    Chase Manhattan Corp.                                  3,423,875   318,500    3,742,375

              3,500      3,500    City National Corp.                                                112,875      112,875

               556        556     Commerce Bancorp, Inc.                                              24,742       24,742

              1,000      1,000    Cullen/Frost Bankers, Inc.                                          47,312       47,312

              4,200      4,200    Dime Bancorp, Inc.                                                 103,950      103,950

              2,000      2,000    FirstFed Financial Corp.                                            33,875       33,875

  62,700      5,600     68,300    Fleet Financial Group, Inc.                            2,692,181   240,450    2,932,631

              1,100      1,100    HUBCO, Inc.                                                         36,094       36,094

  24,900      2,400     27,300    Mellon Bank Corp.                                      1,683,862   162,300    1,846,162

  16,800      1,700     18,500    National City Corp.                                    1,173,900   118,787    1,292,687

              6,100      6,100    North Fork Bancorporation, Inc.                                    134,200      134,200

              3,920      3,920    Old Kent Financial Corp.                                           171,990      171,990

  12,800                12,800    PNC Bank Corp.                                           666,400                666,400

              1,400      1,400    Trustmark Corp.                                                     29,662       29,662

  36,000      4,400     40,400    Wells Fargo Co.                                        1,323,000   161,700    1,484,700
                                                                                        ---------------------------------
                                                                                        13,827,018 2,298,906   16,125,924

                                  Beverages - 1.54%
  27,800      2,700     30,500    Anheuser-Busch Cos., Inc.                              2,131,912   207,056    2,338,968

               500        500     Canandaigua Brands, Inc.                                            26,687       26,687

  29,000      2,700     31,700    Coca-Cola Co.                                          1,854,187   172,631    2,026,818

  12,000                12,000    Coca-Cola Enterprises, Inc.                              372,000                372,000

               600        600     Coors, (Adolph) Co., Class B                                        35,737       35,737

  11,000      1,000     12,000    PepsiCo, Inc.                                            413,875    37,625      451,500
                                                                                        ---------------------------------
                                                                                         4,771,974   479,736    5,251,710

                                  Building Related/Appliance - 0.32%
              1,500      1,500    AptarGroup, Inc.                                                    41,062       41,062

  16,800      1,700     18,500    Centex Corp.                                             618,450    62,581      681,031

               700        700     Hughes Supply, Inc.                                                 14,131       14,131

              1,800      1,800    M.D.C. Holdings, Inc.                                               32,062       32,062

              2,800      2,800    Mohawk Industries, Inc.                                             91,000       91,000

              1,600      1,600    Ryland Group, Inc.                                                  40,800       40,800

              3,200      3,200    Shaw Industries, Inc.                                               70,200       70,200

              1,900      1,900    Southdown, Inc.                                                     89,656       89,656

               800        800     USG Corp.                                                           40,100       40,100
                                                                                        ---------------------------------
                                                                                           618,450   481,592    1,100,042

                                  Chemicals - 0.82%
              2,800      2,800    Crompton & Knowles Corp.                                            51,800       51,800

               100        100     Cytec Industries, Inc.                                               2,681        2,681

  13,800      1,400     15,200    Dow Chemical Co.                                       1,357,575   137,725    1,495,300

  11,000      1,100     12,100    Du Pont (E. I.) De Nemours & Co.                         564,437    56,444      620,881

              1,500      1,500    Ecolab, Inc.                                                        59,812       59,812

              3,300      3,300    GenCorp, Inc.                                                       66,206       66,206

    800        200       1,000    Rohm & Haas Co.                                           25,000     6,250       31,250

              1,600      1,600    Schulman (A.), Inc.                                                 26,400       26,400

              1,100      1,100    Scotts Co., Class A                                                 35,612       35,612

  18,000      5,500     23,500    Solutia, Inc.                                            320,625    97,969      418,594
                                                                                        ---------------------------------
                                                                                         2,267,637   540,899    2,808,536

                                  Commercial Services - 0.24%
              3,500      3,500    ACNielsen Corp.                                                     91,000       91,000

               900        900     ADVO, Inc.                                                          18,000       18,000

              1,000      1,000    Convergys Corp.                                                     17,312       17,312

  10,900      1,600     12,500    Fluor Corp.                                              383,544    56,300      439,844

              1,100      1,100    Galileo International, Inc.                                         55,550       55,550

              1,300      1,300    Interim Services, Inc.                                              24,700       24,700

               200        200     Lason Holdings, Inc.                                                10,837       10,837

              1,100      1,100    MedQuist, Inc.                                                      37,606       37,606

               500        500     National Data Corp.                                                 24,156       24,156

               900        900     Personnel Group of America, Inc.                                    11,869       11,869

              1,100      1,100    Robert Half International, Inc.                                     39,600       39,600

               800        800     Valassis Communications, Inc.                                       38,400       38,400
                                                                                        ---------------------------------
                                                                                           383,544   425,330      808,874

                                  Communications - 2.12%
              3,000      3,000    American Power Conversion Corp.                                    107,625      107,625

  23,900      3,025     26,925    Cisco Systems, Inc.                                    2,337,719   295,883    2,633,602

               900        900     Level One Communications, Inc.                                      30,150       30,150

  27,100      2,600     29,700    Lucent Technologies, Inc.                              2,752,344   264,062    3,016,406

   4,050                 4,050    Sprint Corp. (PCS Group)                                 129,094                129,094

  14,100      1,500     15,600    Tellabs, Inc.                                          1,128,881   120,094    1,248,975

              1,400      1,400    Xircom, Inc.                                                        47,600       47,600
                                                                                        ---------------------------------
                                                                                         6,348,038   865,414    7,213,452

                                  Computer Hardware - 3.56%
  39,100      3,900     43,000    Dell Computer Corp.                                    3,132,887   312,487    3,445,374

  35,000      3,700     38,700    EMC Corp.                                              3,583,125   378,787    3,961,912

               800        800     Hutchinson Technology, Inc.                                         24,900       24,900

   5,900       600       6,500    International Business Machines Corp.                  1,003,000   102,000    1,105,000

              1,800      1,800    InterVoice, Inc.                                                    19,575       19,575

              1,800      1,800    Lexmark International Group, Inc.                                  185,737      185,737

              2,000      2,000    NCR Corp.                                                           81,875       81,875

  18,000      1,700     19,700    Seagate Technology, Inc.                                 520,875    49,194      570,069

  18,400      2,000     20,400    Solectron Corp.                                          822,250    89,375      911,625

  16,300      1,600     17,900    Sun Microsystems, Inc.                                 1,586,194   155,700    1,741,894

              1,350      1,350    Symbol Technologies, Inc.                                           71,550       71,550

               800        800     Zebra Technologies Corp., Class A                                   20,650       20,650
                                                                                        ---------------------------------
                                                                                        10,648,331 1,491,830   12,140,161

                                  Computer Services & Software - 3.74%
              1,000      1,000    Adobe Systems, Inc.                                                 40,250       40,250

               600        600     Affiliated Computer Services, Inc.                                  27,750       27,750

  10,400      1,000     11,400    America Online, Inc.                                     924,950    88,937    1,013,887

              1,000      1,000    American Management Systems, Inc.                                   33,375       33,375

               900        900     BMC Software, Inc.                                                  36,787       36,787

              2,400      2,400    Cadence Design Systems, Inc.                                        57,750       57,750

              1,400      1,400    CIBER, Inc.                                                         35,175       35,175

              1,200      1,200    Citrix Systems, Inc.                                                92,550       92,550

  10,100      1,800     11,900    Compuware Corp.                                          564,969   100,687      665,656

              1,000      1,000    Electronic Arts, Inc.                                               39,875       39,875

              1,100      1,100    Macromedia, Inc.                                                    33,619       33,619

               500        500     Mercury Interactive Corp.                                           32,406       32,406

  50,900      4,900     55,800    Microsoft Corp.                                        7,641,362   735,612    8,376,974

               800        800     National Computer Systems, Inc.                                     25,625       25,625

              2,500      2,500    Network Associates, Inc.                                           117,500      117,500

  31,400      3,000     34,400    Oracle Corp.                                           1,754,475   167,625    1,922,100

              1,600      1,600    Rational Software Corp.                                             47,500       47,500

              1,900      1,900    Siebel Systems, Inc.                                                83,600       83,600

              1,000      1,000    Sterling Software, Inc.                                             25,500       25,500

              1,600      1,600    Symantec Corp.                                                      28,900       28,900
                                                                                        ---------------------------------
                                                                                        10,885,756 1,851,023   12,736,779
                                  Cosmetics & Toiletries - 1.78%
  22,400      2,000     24,400    Avon Products, Inc.                                      932,400    83,250    1,015,650

   8,600       900       9,500    Clorox Co.                                             1,017,487   106,481    1,123,968

              3,600      3,600    Dial Corp.                                                         105,075      105,075

  15,700      1,600     17,300    Kimberly-Clark Corp.                                     741,825    75,600      817,425

  30,700      3,000     33,700    Procter & Gamble Co.                                   2,747,650   268,500    3,016,150
                                                                                        ---------------------------------
                                                                                         5,439,362   638,906    6,078,268

                                  Electrical Equipment - 1.76%
  54,400      5,300     59,700    General Electric Co.                                   5,457,000   531,656    5,988,656
                                                                                        ---------------------------------
                                                                                         5,457,000   531,656    5,988,656

                                  Electronic Components - 0.00%
               100        100     Gentex Corp.                                                         2,169        2,169
                                                                                        ---------------------------------
                                                                                                       2,169        2,169

                                  Energy Related - 0.76%
              1,300      1,300    Allied Waste Industries, Inc.                                       25,350       25,350

              1,300      1,300    Newfield Exploration Co.                                            21,125       21,125

              2,000      2,000    Offshore Logistics, Inc.                                            17,437       17,437

  30,400      3,000     33,400    PECO Energy Co.                                        1,077,300   106,312    1,183,612

  26,000      3,100     29,100    Reliant Energy, Inc.                                     697,125    83,119      780,244

              1,700      1,700    Tidewater, Inc.                                                     31,981       31,981

  21,300      5,000     26,300    Transocean Offshore, Inc.                                439,312   103,125      542,437
                                                                                        ---------------------------------
                                                                                         2,213,737   388,449    2,602,186
                                  Entertainment - 1.47%
               400        400     Anchor Gaming, Inc.                                                 16,025       16,025

  29,500      3,000     32,500    Carnival Corp.                                         1,312,750   133,500    1,446,250

              1,500      1,500    Hollywood Entertainment Corp.                                       41,156       41,156

              1,800      1,800    King World Productions, Inc.                                        47,587       47,587

              1,900      1,900    Musicland Stores Corp.                                              22,444       22,444

               500        500     Polaris Industries, Inc.                                            14,125       14,125

  48,600      4,400     53,000    Time Warner, Inc.                                      3,134,700   283,800    3,418,500
                                                                                        ---------------------------------
                                                                                         4,447,450   558,637    5,006,087
                                  Financial Services - 2.60%
  10,400      1,000     11,400    American Express Co.                                   1,128,400   108,500    1,236,900

               800        800     AmeriCredit Corp.                                                    8,900        8,900

              1,200      1,200    Ameritrade Holding Corp. Class A                                    58,500       58,500

               400        400     CCB Financial Corp.                                                 20,775       20,775

  19,200      1,950     21,150    Citigroup Inc.                                         1,128,000   114,562    1,242,562

               400        400     CMAC Investment Corp.                                               16,525       16,525

              1,800      1,800    Countrywide Credit Industries, Inc.                                 68,175       68,175

               714        714     Delphi Financial Group , Inc. Class A                               34,227       34,227

              3,300      3,300    Edwards (A.G.), Inc.                                               107,456      107,456

  23,400      2,300     25,700    Freddie Mac                                            1,377,675   135,412    1,513,087

              1,200      1,200    Legg Mason, Inc.                                                    33,975       33,975

  19,600      2,000     21,600    Morgan Stanley Dean Witter Discover                    1,773,800   181,000    1,954,800
                                  & Co.
  22,800      2,450     25,250    Providian Financial Corp.                              2,328,450   250,206    2,578,656
                                                                                        ---------------------------------
                                                                                         7,736,325 1,138,213    8,874,538
                                  Food & Related - 0.99%
  23,600      3,100     26,700    Conagra, Inc.                                            710,950    93,387      804,337

              2,500      2,500    Earthgrains Co.                                                     61,406       61,406

              2,800      2,800    Flowers Industries, Inc.                                            68,250       68,250

  11,800      1,700     13,500    Heinz (H.J.) Co.                                         642,362    92,544      734,906

              3,300      3,300    IBP, Inc.                                                           74,250       74,250

  20,700      2,100     22,800    Quaker Oats Co.                                        1,130,737   114,712    1,245,449

              4,000      4,000    Ralcorp Holdings, Inc.                                              71,250       71,250

  10,100                10,100    Sara Lee Corp.                                           274,594                274,594

              1,600      1,600    Vlasic Foods International                                          19,500       19,500
                                                                                        ---------------------------------
                                                                                         2,758,643   595,299    3,353,942
                                  Hospital Management - 0.32%
               600        600     Curative Health Services, Inc.                                       6,750        6,750

              1,600      1,600    Lincare Holdings, Inc.                                              57,000       57,000

              1,900      1,900    Mariner Post Acute Network                                           4,156        4,156

              1,100      1,100    Omnicare, Inc.                                                      26,331       26,331

               900        900     PacifiCare Health Systems, Inc.,                                    65,025       65,025
                                  Class B
               313        313     Priority Healthcare Corp, Class B                                   12,187       12,187

  15,300      1,600     16,900    United Healthcare Corp.                                  754,481    78,900      833,381

              1,000      1,000    Universal Health Services, Inc.,                                    40,625       40,625
                                  Class B
               600        600     Wellpoint Health Networks, Inc.                                     47,325       47,325
                                                                                        ---------------------------------
                                                                                           754,481   338,299    1,092,780
                                  Hospital Supply - 1.38%
              1,000      1,000    ADAC Laboratories                                                   17,875       17,875

  24,800      4,400     29,200    Biomet, Inc.                                             909,850   161,425    1,071,275

  22,400      1,900     24,300    Guidant Corp.                                          1,276,800   108,300    1,385,100

              1,200      1,200    Hillenbrand Industries, Inc.                                        50,250       50,250

              1,400      1,400    Integrated Health Services, Inc.                                     8,312        8,312

   9,700       800      10,500    Johnson & Johnson Co.                                    828,137    68,300      896,437

  15,600       900      16,500    Medtronic, Inc.                                        1,101,750    63,563    1,165,313

              1,900      1,900    Owens & Minor, Inc. Holding Co.                                     24,225       24,225

               600        600     Patterson Dental Co.                                                24,300       24,300

               600        600     Safeskin Corp.                                                      13,950       13,950

               800        800     VISIX, Inc.                                                         49,400       49,400
                                                                                        ---------------------------------
                                                                                         4,116,537   589,900    4,706,437
                                  Insurance - 1.89%
              4,000      4,000    Aflac, Inc.                                                        176,500      176,500

  38,600      3,700     42,300    Allstate Corp.                                         1,447,500   138,750    1,586,250

              1,600      1,600    AMBAC Financial Group, Inc.                                         89,600       89,600

              1,400      1,400    Capital Re Corp.                                                    23,450       23,450

  37,700      3,900     41,600    Conseco, Inc.                                          1,128,644   116,756    1,245,400

               500        500     Enhance Financial Services Group,                                   11,844       11,844
                                  Inc.
  22,400      2,200     24,600    Equitable Cos., Inc.                                   1,513,400   148,638    1,662,038

               890        890     Fidelity National Financial, Inc.                                   17,800       17,800

              1,700      1,700    First American Financial Corp.                                      39,844       39,844

              1,500      1,500    Fremont General Corp.                                               29,625       29,625

  25,300      2,600     27,900    Hartford Financial Services Group,                     1,367,781   140,563    1,508,344
                                  Inc.
              1,400      1,400    PMI Group, Inc.                                                     60,375       60,375
                                                                                        ---------------------------------

                                                                                         5,457,325   993,745    6,451,070

                                  Machinery - 0.34%
               900        900     Applied Power, Inc.                                                 21,713       21,713

              1,300      1,300    Briggs & Stratton Corp.                                             63,456       63,456

               500        500     Graco, Inc.                                                         10,875       10,875

  17,200      1,700     18,900    Ingersoll-Rand Co.                                       817,000    80,750      897,750

              1,400      1,400    JLG Industries, Inc.                                                19,688       19,688

              1,100      1,100    Manitowoc Co., Inc.                                                 40,563       40,563

              1,600      1,600    McDermott International, Inc.                                       31,900       31,900

              1,000      1,000    Terex Corp.                                                         25,625       25,625

              1,700      1,700    Trinity Industries, Inc.                                            55,994       55,994
                                                                                        ---------------------------------
                                                                                           817,000   350,564    1,167,564
                                  Metal Fabrication - 0.00%
               800        800     Intermet Corp.                                                      10,000       10,000

               100        100     Quanex Corp.                                                         1,750        1,750
                                                                                        ---------------------------------
                                                                                                      11,750       11,750
                                  Metals & Mining - 0.39%
   8,000      1,400      9,400    Alcoa Inc.                                               324,000    56,700      380,700

              1,700      1,700    Martin Marietta Materials, Inc.                                     87,231       87,231

               800        800     Stillwater Mining Co.                                               18,350       18,350

  31,300      2,500     33,800    USX-U.S. Steel Group, Inc.                               792,281    63,281      855,562
                                                                                        ---------------------------------
                                                                                         1,116,281   225,562    1,341,843
                                  Multi - Industry - 1.17%
  15,700      1,600     17,300    AlliedSignal, Inc.                                       649,588    66,200      715,788

              2,400      2,400    Crane Co.                                                           65,850       65,850

              1,500      1,500    Mascotech, Inc.                                                     22,688       22,688

              1,500      1,500    Pentair, Inc.                                                       56,813       56,813

  38,700      3,400     42,100    Tyco International Ltd.                                2,880,731   253,088    3,133,819
                                                                                        ---------------------------------
                                                                                         3,530,319   464,639    3,994,958

                                  Office Supplies - 0.02%
              1,400      1,400    Avery-Dennison Corp.                                                75,163       75,163
                                                                                        ---------------------------------
                                                                                                      75,163       75,163
                                  Oil (Domestic) - 0.39%
              1,800      1,800    Ashland, Inc.                                                       80,100       80,100

              1,300      1,300    Cabot Oil & Gas Corp.                                               14,219       14,219

               900        900     Devon Energy Corp.                                                  21,094       21,094

              1,300      1,300    Murphy Oil Corp.                                                    44,444       44,444

  16,900      1,500     18,400    Sunoco Inc.                                              514,394    45,656      560,050

  27,200      2,600     29,800    USX - Marathon Group                                     562,700    53,788      616,488
                                                                                        ---------------------------------

                                                                                         1,077,094   259,301    1,336,395

                                  Oil (International) - 2.19%
  18,500      1,400     19,900    Chevron Corp.                                          1,422,188   107,625    1,529,813

  50,900      5,100     56,000    Exxon Corp.                                            3,388,031   339,469    3,727,500

  23,900      2,500     26,400    Mobil Corp.                                            1,988,181   207,969    2,196,150
                                                                                        ---------------------------------
                                                                                         6,798,400   655,063    7,453,463
                                  Paper & Forest Products - 0.33%
               600        600     American Greetings Corp.                                            14,213       14,213

  11,500      1,100     12,600    Fort James Corp.                                         343,563    32,863      376,426

              2,600      2,600    Georgia Pacific Corp.                                               52,975       52,975

  23,400      4,500     27,900    Owens-Illinois, Inc.                                     560,138   107,719      667,857
                                                                                        ---------------------------------
                                                                                           903,701   207,770    1,111,471
                                  Pharmaceuticals - 5.45%
  13,300      1,200     14,500    Allergan, Inc.                                         1,083,950    97,800    1,181,750

              1,100      1,100    Alpharma, Inc. Class A                                              41,663       41,663

   2,900       200       3,100    Bausch & Lomb, Inc.                                      174,906    12,063      186,969

              3,200      3,200    Bergen Brunswig Corp.                                               78,200       78,200

               800        800     Bindley Western Industries, Inc.                                    21,050       21,050

  12,800      3,200     16,000    Biogen, Inc.                                           1,230,400   307,600    1,538,000

  21,100      2,100     23,200    Bristol-Meyers Squibb Co.                              2,657,281   264,469    2,921,750

  11,300      3,527     14,827    Cardinal Health, Inc.                                    815,719   254,605    1,070,324

               100        100     Immunex Corp.                                                       14,150       14,150

  24,400      2,500     26,900    Lilly (Eli)& Co.                                       2,310,375   236,719    2,547,094

               600        600     Medimmune, Inc.                                                     33,000       33,000

  17,000      1,800     18,800    Merck & Co., Inc.                                      1,389,750   147,150    1,536,900

              2,400      2,400    Mylan Laboratories, Inc.                                            65,550       65,550

  12,700      1,200     13,900    Pfizer, Inc.                                           1,675,606   158,325    1,833,931

              1,300      1,300    Roberts Pharmaceutical Corp.                                        29,413       29,413

  43,000      5,600     48,600    Schering-Plough Corp.                                  2,405,313   313,250    2,718,563

  36,200      2,300     38,500    Warner-Lambert Co.                                     2,500,063   158,844    2,658,907

              2,400      2,400    Watson Pharmaceuticals, Inc.                                       115,950      115,950
                                                                                        ---------------------------------
                                                                                        16,243,363 2,349,801   18,593,164
                                  Printing & Publishing - 1.10%
               400        400     Consolidated Graphics, Inc.                                         24,300       24,300

   8,700       900       9,600    McGraw-Hill Cos., Inc.                                   952,106    98,494    1,050,600

               600        600     Metro Networks, Inc.                                                27,000       27,000

  11,000      1,300     12,300    New York Times Co., Class A                              341,000    40,300      381,300

              1,000      1,000    Scholastic Corp.                                                    49,250       49,250

  22,500      2,200     24,700    Viacom, Inc., Class B                                  1,988,437   194,425    2,182,862

              1,000      1,000    World Color Press, Inc.                                             24,813       24,813
                                                                                        ---------------------------------
                                                                                         3,281,543   458,582    3,740,125
                                  Restaurants/Lodging - 0.32%
              2,600      2,600    Bob Evans Farms, Inc.                                               56,063       56,063

              2,500      2,500    Brinker International, Inc.                                         72,344       72,344

              1,100      1,100    CEC Entertainment, Inc.                                             33,000       33,000

              2,300      2,300    Darden Restaurants, Inc.                                            50,600       50,600

   8,200       800       9,000    McDonald's Corp.                                         697,000    68,000      765,000

              1,087      1,087    Promus Hotel Corp.                                                  38,249       38,249

              1,300      1,300    Ruby Tuesday, Inc.                                                  24,213       24,213

              3,100      3,100    Ryan's Family Steak Houses, Inc.                                    35,263       35,263
                                                                                        ---------------------------------
                                                                                           697,000   377,732    1,074,732
                                  Retail - 3.31%
              1,600      1,600    Abercrombie & Fitch Co., Class A                                   121,600      121,600

               900        900     AnnTaylor Stores Corp.                                              34,031       34,031

              2,200      2,200    Best Buy Co., Inc.                                                 204,050      204,050

              1,400      1,400    Cato Corp., Class A                                                 13,300       13,300

  29,900      2,900     32,800    Gap, Inc.                                              1,934,156   187,594    2,121,750

              1,300      1,300    Hertz Corp.                                                         51,756       51,756

  24,000      2,300     26,300    Home Depot, Inc.                                       1,432,500   137,281    1,569,781

               700        700     Linens 'N Things, Inc.                                              25,200       25,200

  28,600      3,100     31,700    Lowe's Cos., Inc.                                      1,696,337   183,869    1,880,206

              7,200      7,200    OfficeMax, Inc.                                                     55,800       55,800

               700        700     Pillowtex Corp.                                                     16,975       16,975

               900        900     Rent-A-Center, Inc.                                                 22,838       22,838

              3,400      3,400    Ross Stores, Inc.                                                  155,550      155,550

  20,600      3,900     24,500    TJX Cos., Inc.                                           588,388   111,394      699,782

               300        300     United Stationers, Inc.                                              5,494        5,494

  45,100      4,400     49,500    Wal-Mart Stores, Inc.                                  3,895,513   380,050    4,275,563

               700        700     Zale Corp.                                                          23,188       23,188
                                                                                        ---------------------------------
                                                                                         9,546,894 1,729,970   11,276,864
                                  Retail Food/Drug - 0.65%
  11,700       900      12,600    Albertson's, Inc.                                        666,900    51,300      718,200

               600        600     Great Atlantic & Pacific Tea Co.,                                   18,938       18,938
                                  Inc.
              1,100      1,100    Richfood Holdings, Inc.                                             26,125       26,125

  23,200      2,100     25,300    Safeway, Inc.                                          1,339,800   121,275    1,461,075
                                                                                        ---------------------------------
                                                                                         2,006,700   217,638    2,224,338
                                  Semi-Conductors/Instrumentation -
                                  2.20%
              1,800      1,800    Altera Corp.                                                        87,525       87,525

              1,100      1,100    Comverse Technology, Inc.                                           78,925       78,925

               600        600     Electro Scientific Industries, Inc.                                 21,938       21,938

  42,100      4,200     46,300    Intel Corp.                                            5,049,369   503,738    5,553,107

              1,600      1,600    Lattice Semiconductor Corp.                                         63,800       63,800

              3,000      3,000    Linear Technology Corp.                                            131,438      131,438

              1,000      1,000    Plexus Corp.                                                        32,688       32,688

              1,300      1,300    PMC-Sierra, Inc.                                                    92,138       92,138

  24,800      2,400     27,200    Rockwell International Corp.                           1,102,050   106,650    1,208,700

               600        600     Sanmina Corp.                                                       31,350       31,350

              1,500      1,500    Vitesse Semiconductors Corp.                                        68,906       68,906

              1,700      1,700    Xilinx, Inc.                                                       118,575      118,575
                                                                                        ---------------------------------
                                                                                         6,151,419 1,337,671    7,489,090
                                  Tobacco - 0.63%
  49,700      5,500     55,200    Philip Morris Cos., Inc.                               1,944,513   215,188    2,159,701
                                                                                        ---------------------------------
                                                                                         1,944,513   215,188    2,159,701
                                  Transportation - 0.23%
  17,100      2,100     19,200    Burlington Northern Santa Fe Corp.                       566,438    69,563      636,001

               900        900     Kansas City Southern Industries, Inc.                               42,075       42,075

              1,000      1,000    M.S. Carriers, Inc.                                                 27,000       27,000

               100        100     Swift Transportation Co., Inc.                                       2,994        2,994

              2,200      2,200    USFreightways Corp.                                                 70,125       70,125
                                                                                        ---------------------------------
                                                                                           566,438   211,757      778,195
                                  Utilities - Electric - 0.81%
              4,100      4,100    Allegheny Energy, Inc.                                             121,719      121,719

              1,900      1,900    BEC Energy                                                          69,231       69,231

               800        800     Calpine Corp.                                                       26,200       26,200

              2,700      2,700    CMS Energy Corp.                                                   111,713      111,713

              5,800      5,800    Conectiv Inc.                                                      122,888      122,888

              2,050      2,050    DQE, Inc.                                                           78,284       78,284

  30,500      2,900     33,400    Edison International                                     777,750    73,950      851,700

              2,400      2,400    Energy East Corp.                                                  128,700      128,700

              1,300      1,300    FirstEnergy Corp.                                                   38,025       38,025

  18,500      1,700     20,200    FPL Group, Inc.                                          951,594    87,444    1,039,038

              2,500      2,500    NIPSCO Industries, Inc.                                             64,844       64,844

              3,000      3,000    Public Service Co. of New Mexico                                    46,125       46,125

              1,100      1,100    TNP Enterprises, Inc.                                               32,175       32,175

               500        500     United Illuminating Co.                                             22,188       22,188
                                                                                        ---------------------------------
                                                                                         1,729,344 1,023,486    2,752,830
                                  Utilities - Gas & Pipeline - 0.40%
  31,400      2,800     34,200    Coastal Corp.                                          1,004,800    89,600    1,094,400

              3,900      3,900    El Paso Energy Corp.                                               142,106      142,106

              1,400      1,400    Energen Corp.                                                       19,600       19,600

              1,800      1,800    NICOR, Inc.                                                         68,738       68,738

               400        400     Piedmont Natural Gas Co., Inc.                                      13,650       13,650

              1,000      1,000    Southwest Gas Corp.                                                 28,750       28,750
                                                                                        ---------------------------------
                                                                                         1,004,800   362,444    1,367,244
                                  Utilities - Telephone - 4.76%
   5,400      3,000      8,400    Ameritech Corp.                                          353,025   196,125      549,150

  32,600      4,000     36,600    AT&T Corp.                                             2,677,275   328,500    3,005,775

              2,800      2,800    Bell Atlantic Corp.                                                160,825      160,825

  70,600      6,300     76,900    BellSouth Corp.                                        3,265,250   291,375    3,556,625

              2,200      2,200    Century Telephone Enterprises, Inc.                                135,850      135,850

              1,100      1,100    Cincinnati Bell, Inc.                                               21,725       21,725

  26,300       500      26,800    GTE Corp.                                              1,706,213    32,438    1,738,651

               900        900     Inter-Tel, Inc.                                                     15,863       15,863

  56,424      3,100     59,524    MCI Worldcom, Inc.                                     4,654,980   255,750    4,910,730

   8,100       400       8,500    Sprint Corp.                                             695,081    34,325      729,406

  23,900      2,300     26,200    U S WEST, Inc.                                         1,274,169   122,619    1,396,788
                                                                                        ---------------------------------
                                                                                        14,625,993 1,595,395   16,221,388

                                  Total Common Stock                                                          194,715,158


                                  Convertible Preferred Stock - 0.07%

                                  Convertible Preferred Stock - 0.07%
   4,845                 4,845    Sealed Air Corp.                                         249,518                249,518
                                                                                        ---------------------------------

                                                                                           249,518                249,518
                                                                                                                  -------
                                  Total Convertible Preferred Stock                                               249,518

                                  Corporate Bonds - 14.21%              Coupon  Maturity

                                  Building Products - 0.75%
 1,350,000             1,350,000  Hanson Overseas B.V. Senior Notes      7.375  01/15/03 1,400,625              1,400,625

 1,100,000             1,100,000  USG Corp. Senior Notes                 9.250  09/15/01 1,170,125              1,170,125
                                                                                        ---------------------------------
                                                                                         2,570,750              2,570,750
                                  Chemicals - 0.44%
 1,500,000             1,500,000  Praxair, Inc. Notes                    6.750  03/01/03 1,501,875              1,501,875
                                                                                        ---------------------------------
                                                                                         1,501,875              1,501,875
                                  Containers - 0.31%
 1,050,000             1,050,000  Crown Cork & Seal PLC Company Guarenteed      12/15/03 1,050,000              1,050,000
                                  Notes                                                 ---------------------------------

                                                                                         1,050,000              1,050,000
                                  Financial Services - 5.92%
 1,000,000             1,000,000  Associates Corp. of 6.950 America Debentures  11/01/18 1,031,250              1,031,250

             375,000    375,000   Banc One Corp.                         6.375  10/01/02             378,750      378,750

 1,400,000             1,400,000  Banco Latino Americano Bank  Guarenteed Notes 10/16/01 1,328,250              1,328,250
                                  144A
 1,100,000             1,100,000  Bear Stearns Co. Senior Notes          6.150  03/02/04 1,089,777              1,089,777

             400,000    400,000   Bear Stearns Cos., Inc.                6.750  05/01/01             405,000      405,000

 1,600,000             1,600,000  BHP Finance USA Ltd. Debentures        6.420  03/01/26 1,588,000              1,588,000

 1,400,000             1,400,000  Capital One Bank Notes                 7.000  04/30/01 1,412,250              1,412,250

 1,400,000             1,400,000  Case Credit Corp. Notes                6.125  02/15/03 1,398,250              1,398,250

             500,000    500,000   Chrysler Financial Corp.               6.950  03/25/02             514,375      514,37

             100,000    100,000   Countrywide Home Loan                  7.450  09/16/03             103,125      103,125

 2,200,000             2,200,000  Finova Capital Corp. Notes             6.625  09/15/01 2,227,500              2,227,500

             500,000    500,000   General Motors Acceptance Corp.        6.750  02/07/02             510,625      510,625

 1,000,000             1,000,000  GMAC Notes.                            5.750  11/10/03   991,250                991,250

             250,000    250,000   Household Finance Corp.                6.875  03/01/07             255,938      255,938

             100,000    100,000   Household Netherlands BV               6.125  03/01/03              99,625       99,625

             500,000    500,000   International Lease Finance Corp.      6.875  05/01/01             510,000      510,000

 1,200,000             1,200,000  Lehman Brothers Holdings Co. Senior    7.200  08/15/09 1,209,000              1,209,000
                                  Notes
 1,200,000             1,200,000  Newcourt Credit Group Notes 144A       6.875  02/16/05 1,177,500              1,177,500

 1,250,000             1,250,000  Paine Webber Group, Inc. Senior Notes  7.015  02/10/04 1,270,313              1,270,313

 1,100,000             1,100,000  PSEG Capital Corp. Notes 144A          6.740  10/23/01 1,116,500              1,116,500

 1,300,000             1,300,000  Salomon Smith Barney Holdings, Inc.    6.250  05/15/03 1,293,500              1,293,500
                                  Notes
             260,000    260,000   Transamerica Finance Corp.             6.375  11/15/01             261,950      261,950
                                                                                        ---------------------------------
                                                                                        17,133,340 3,039,388   20,172,728
                                  Food & Related - 0.52%
             300,000    300,000   Hershey Foods Co.                      6.700  10/01/05             313,125      313,125

 1,500,000             1,500,000  Nabisco, Inc. Notes                    6.125  02/01/03 1,455,000              1,455,000
                                                                                        ---------------------------------
                                                                                         1,455,000   313,125    1,768,125
                                  Funeral Services - 0.32%
 1,100,000             1,100,000  Service Corp. International Senior     6.300  03/15/03 1,080,750              1,080,750
                                  Notes                                                 ---------------------------------
                                                                                         1,080,750              1,080,750
                                  Instruments/Controls - 0.34%
 1,200,000             1,200,000  Thermo Electron Corp. Notes            7.625  10/30/08 1,149,000              1,149,000
                                                                                        ---------------------------------
                                                                                         1,149,000              1,149,000
                                  Insurance - 0.75%
 1,000,000             1,000,000  AON Corp. Notes                        7.400  10/01/02 1,043,750              1,043,750

 1,500,000             1,500,000  MCN Investment Corp. Notes             6.890  01/16/02 1,524,375              1,524,375
                                                                                        ---------------------------------
                                                                                         2,568,125              2,568,125
                                  Multi-Industry - 0.15%
             500,000    500,000   Honeywell, Inc.                        6.750  03/15/02             511,875      511,875
                                                                                        ---------------------------------
                                                                                                     511,875      511,875
                                  Multu - Media - 1.09%
 1,200,000             1,200,000  Cox Radio, Inc. Company Guarenteed     6.250  05/15/03 1,203,000              1,203,000
                                  Notes
 1,250,000             1,250,000  News America Inc. Senior Notes         6.625  01/09/08 1,259,375              1,259,375

 1,250,000             1,250,000  Time Warner Inc., Pass Through Certificates   12/30/01 1,256,250              1,256,250
                                  144A                                                  ---------------------------------
                                                                                         3,718,625              3,718,625
                                  Oil & Gas - 1.09%
 1,605,000             1,605,000  Coastal Corp. Notes                    8.125  09/15/02 1,711,331              1,711,331

 1,000,000             1,000,000  KN Energy, Inc. Senior Notes           6.450  03/01/03 1,002,500              1,002,500

 1,000,000             1,000,000  Williams Companies., Inc. Notes        6.125  02/01/01 1,000,000              1,000,000
                                                                                        ---------------------------------
                                                                                         3,713,831              3,713,831
                                  Paper Products - 0.39%
 1,250,000             1,250,000  James River Corp. Debentures           8.375  11/15/01 1,325,000              1,325,000
                                                                                        ---------------------------------
                                                                                         1,325,000              1,325,000

                                  Retail - 0.35%
 1,200,000             1,200,000  Sears Roebuck Acceptance Corp. Notes   6.000  03/20/03 1,192,500              1,192,500
                                                                                        ---------------------------------
                                                                                         1,192,500              1,192,500

                                  Utilities - Electric - 0.55%
             590,000    590,000   Southern California Edison Note        6.500  06/01/01             598,113      598,113

 1,300,000             1,300,000  Consumer Energy Co. Bonds, Series B    6.200  05/01/03 1,290,250              1,290,250
                                                                                        ---------------------------------

                                                                                         1,290,250   598,113    1,888,363

                                  Utilities - Telephone - 1.24%
             250,000    250,000   AT&T Corp.                             8.625  12/01/31             272,500      272,500

 1,200,000             1,200,000  Cable & Wireless Communications Notes  6.375  03/06/03 1,209,000              1,209,000

 1,200,000             1,200,000  GTE Corp. Debentures                   9.100  06/01/03 1,333,500              1,333,500

 1,400,000             1,400,000  Worldcom, Inc. Senior Notes            6.400  08/15/05 1,417,500              1,417,500
                                                                                        ---------------------------------
                                                                                         3,960,000   272,500    4,232,500
                                                                                                                ---------
                                  Total Corporate Bonds                                                        48,444,047

                                  Asset Backed Securities - 0.10%

                                  Asset Backed Securities - 0.10%
             81,642     81,642    CPS Auto Grantor Trust Series 1997-3, Class  12/15/02              82,076       82,076
                                  A1
             250,000    250,000   First USA Credit Card Master Trust, Series    03/17/05             254,375      254,375
                                  1997-6, Class A                                       ---------------------------------
                                                                                                     336,451      336,451
                                                                                                                ---------
                                  Total Asset Backed Securities                                                   336,451

                                  Collateralized Mortgage Obligations
                                  - 9.91%

                                  Collateralized Mortgage Obligations
                                  - 9.91%
             300,000    300,000   Access Financial Mortgage Loan Trust, Series  05/18/24             300,669      300,669
                                  1997-3, Class A
 1,000,000             1,000,000  AESOP Funding II, Series 1997-1,       6.220  10/20/01 1,005,990              1,005,990
                                  Class A1,144A
             275,000    275,000   American Express Master Trust, Series         04/15/04             278,851      278,851
                                  1998-1, Class A
 1,750,000             1,750,000  Asset Securitization Corp., Series 1997-D5,   02/14/41 1,784,300              1,784,300
                                  Class A1C
             154,068    154,068   Banc One Auto Grantor Trust, Series 1997-B,   07/20/04             154,932      154,932
                                  Class A
             250,000    250,000   Chase Credit Card Master Trust, Series        04/15/03             252,918      252,918
                                  1997-2, Class A
             250,000    250,000   Chase Manhattan Credit Card Master Trust,     02/15/03             250,832      250,832
                                  Series 1996-4, Class A
 1,030,773             1,030,773  Chevy Chase Auto Receivables Trust, Series    12/15/04 1,035,516              1,035,516
                                  1998-2, Class A
 1,300,000             1,300,000  Circuit City Credit Card Master Trust,        08/15/05 1,311,140              1,311,140
                                  Series 1995-1, Class A
 1,715,000             1,715,000  Commerical Mortgage Acceptance Corp., Series  05/15/08 1,726,653              1,726,653
                                  1998-C1, Class A2
 1,800,000             1,800,000  Credit Suisse First Boston Mortgage           05/17/08 1,789,191              1,789,191
                                  Securities Corp., Series 1998-C1, Class A1B
 1,910,041             1,910,041  Criimi Mae CMBS Corp., Series 1998-1, Class   10/20/01 1,880,794              1,880,794
                                  A1, 144A+
 1,900,000             1,900,000  Donaldson, Lufkin, Jenrette, Commerical       05/10/08 1,902,290              1,902,290
                                  Mortgage Corp., Series 1998-CG1, Class A1B
             300,000    300,000   EQCC Home Equity Loan Trust, Series 1997-2,   02/15/12             304,263      304,263
                                  Class A
 1,300,000             1,300,000  Fingerhut Master Trust, Series         6.070  02/15/05 1,311,863              1,311,863
                                  1998-1, Class A
             300,000    300,000   First Plus Home Improvement Loan Trust,       09/20/14             310,065      310,065
                                  Series 1996-3 Class A
             125,000    125,000   First Plus Home Loan Trust, Series 1997-1,    12/10/15             122,089      122,089
                                  Class A6

 2,000,000             2,000,000  First Union-Lehman Brothers-Bank of America   11/18/08 2,022,130              2,022,130
                                  Trust, Series 1998-C2, Class A2
 1,600,000             1,600,000  General Growth Properties, Series 1, Class    11/15/07 1,617,176              1,617,176
                                  A2, 144A+
 2,075,000             2,075,000  GMAC Commerical Mortgage Securities, Inc.,    11/15/07 2,100,761              2,100,761
                                  Series 1997-C2, Class A3
 2,350,000             2,350,000  Lehman Brothers Commercial Conduit Mortgage   01/18/08 2,360,986              2,360,986
                                  Trust, Series 1998-C1, Class A3
  750,000               750,000   Mortgage Capital Funding  Inc., Series        01/18/08   754,309                754,309
                                  1998-MC1, Class A2
 1,850,000             1,850,000  Mortgage Capital Funding  Inc., Series        05/18/08 1,853,154              1,853,154
                                  1998-MC2, Class A2
             227,756    227,756   Navistar Financial Corp., Owner Trust, Series  11/15/04             229,282      229,282
                                  1998-1, Class A
 2,050,000             2,050,000  Nomura Asset Securties Corp., Series           03/17/28 2,054,418              2,054,418
                                  1998-D6, Class A1B
             469,530    469,530   Normura Asset Securities Corp., Series        03/15/30             472,516      472,516
                                  1998-D6,Class A1A
 1,800,000             1,800,000  Pemex Corp., Series 144A               5.720  11/15/02 1,757,250              1,757,250

             300,000    300,000   Premier Auto Trust, Series 1998-2,     5.770  01/06/02             299,547      299,547
                                  Class A
             275,000    275,000   Sears Credit Acceptance Master Trust, Series  08/15/05             272,990      272,990
                                  1998-1, Class A
  850,260               850,260   UAF Auto Grantor Trust Series 1998-A, Class  05/17/04   852,386                852,386
                                  A, 144A
50,519,565            50,519,565  Vendee Mortgage Trust. Series 1998-1, Class   02/15/28   777,547                777,547
                                  2, Interest Only Obligation
51,871,974            51,871,974  Vendee Mortgage Trust, Series 1998-3, Class   09/01/28   628,118                628,118
                                  10, Interest Only Obligation                          ---------------------------------
                                                                                        30,525,972  3,248,954  33,774,926
                                                                                                                ---------
                                  Total Collateralized Mortgage                                                33,774,926
                                  Obligations

                                  Investment Companies - 1.32%

                                  Investment Companies - 1.32%
             131,800    131,800   T-Rowe Price Foreign Equity                                      2,299,910    2,299,910

             152,600    152,600   T-Rowe Price International Equity                                2,217,278    2,217,278
                                  Fund                                                  ---------------------------------
                                                                                                   4,517,188    4,517,188
                                                                                                                ---------
                                  Total Investment Companies                                                    4,517,188

                                  Medium Term Notes - 0.40%

                                  Medium Term Notes - 0.40%
             350,000    350,000   Norwest Corp.                          6.550  12/01/06             354,375      354,375

             500,000    500,000   Sears Roebuck Acceptance Corp.         6.150  11/15/05             501,875      501,875

             500,000    500,000   Smithkline Beecham Corp.               6.625  10/01/01             511,875      511,875
                                                                                        ---------------------------------
                                                                                                   1,368,125    1,368,125
                                                                                                                ---------
                                  Total Medium Term Notes                                                       1,368,125

                                  Temporary Investments - 0.76%

                                  Temporary Investments - 0.76%
 1,303,929             1,303,929  Temporary Investment Cash Fund                         1,303,929              1,303,929

 1,303,929             1,303,929  Temporary Investment Fund                              1,303,929              1,303,929
                                                                                        ---------------------------------
                                                                                         2,607,858              2,607,858
                                                                                                                ---------
                                  Total Temporary Investments                                                   2,607,858

                                  U.S. Government Agency Obligations -
                                  16.11%

                                  U.S. Government Agency Obligations -
                                  11.62%
             81,472     81,472    FannieMae                              6.500  01/01/06              80,911       80,911

             157,337    157,337   FannieMae                              7.500  06/01/03             161,074      161,074

             265,841    265,841   FannieMae                              7.000  06/01/04             271,573      271,573

             331,781    331,781   FannieMae                              7.000  06/01/04             338,935      338,935

             750,000    750,000   FannieMae                              5.750  06/15/05             753,064      753,064

             500,000    500,000   FannieMae                              6.480  06/28/04             517,877      517,877

             65,400     65,400    FannieMae                              7.500  10/01/11              67,403       67,403

            1,000,000  1,000,000  Federal Home Loan Bank                 5.375  03/02/01             999,717      999,717

             29,649     29,649    Federal Home Loan Mortgage Corp.       8.000  01/01/04              30,344       30,344

             533,169    533,169   Federal Home Loan Mortgage Corp.       7.000  05/01/04             543,999      543,999

             556,461    556,461   Federal Home Loan Mortgage Corp.       6.500  06/01/04             563,765      563,765

   9,180                 9,180    FHLMC Pool #533301                    10.500  04/01/19    10,072                 10,072

 2,163,715             2,163,715  FHLMC Pool #E60891                     6.500  07/01/10 2,181,296              2,181,296

  565,319               565,319   FHLMC Pool #G10304                     6.500  04/01/09   569,913                569,913

 2,527,532             2,527,532  FNCI Pool #400028                      6.500  02/01/13 2,545,699              2,545,699

  705,817               705,817   FNCL Pool #313349                     10.000  09/01/18   764,268                764,268

 3,766,993             3,766,993  FNCL Pool #313644                      7.000  08/01/27 3,815,258              3,815,258

  276,900               276,900   FNCL Pool #325602                      6.500  10/01/10   278,890                278,890

 1,012,811             1,012,811  FNCX Pool #323191                      6.500  06/01/05 1,026,104              1,026,104

 2,000,000             2,000,000  FNMA Pool #1997-M5 Class C             6.740  08/25/07 2,054,370              2,054,370

  996,067               996,067   FNMA Pool #345858                      6.241  08/01/36 1,015,988              1,015,988

 3,459,249             3,459,249  FNMA Pool #405210                      7.000  05/01/28 3,503,570              3,503,570

 5,986,299             5,986,299  FNMA Pool #405307                      6.500  12/01/27 5,948,885              5,948,885

 3,032,000             3,032,000  FNMA Pool #437420                      7.000  08/01/28 3,070,847              3,070,847

  43,670                43,670    GNMA Pool #146301                     10.000  02/15/16    47,586                 47,586

 2,708,661             2,708,661  GNMA Pool #436800                      8.000  07/15/27 2,825,472              2,825,472

 2,416,539             2,416,539  GNMA Pool #448913                      8.000  06/15/28 2,520,752              2,520,752

  521,105               521,105   GNMA Pool #448958                      8.000  09/15/27   543,578                543,578

  934,958               934,958   GNMA Pool #449104                      8.000  06/15/28   975,278                975,278

  137,541               137,541   GNMA Pool #467788                      8.000  04/15/28   143,473                143,473

  151,393               151,393   GNSF Pool #231236                      9.000  01/15/20   161,706                161,706

  140,809               140,809   GNSF Pool #258039                      9.000  01/15/20   150,402                150,402

  186,580               186,580   GNSF Pool #276635                      9.000  10/15/19   199,290                199,290

  182,898               182,898   GNSF Pool #278853                      9.000  11/15/19   195,358                195,358

  693,689               693,689   GNSF Pool #780330                      9.000  12/15/19   741,380                741,380
                                                                                        ---------------------------------
                                                                                        35,289,435 4,328,662   39,618,097

                                  U.S. Government Obligations - 2.27%
17,400,000            17,400,000  U.S. Treasury Strips                   5.410  02/15/27 3,575,446              3,575,446

 2,700,000             2,700,000  U.S. Treasury Strips                   5.720  05/15/18   862,582                862,582

 6,150,000             6,150,000  U.S. Treasury Strips                   5.340  08/15/12 2,818,876              2,818,876

 1,200,000             1,200,000  U.S. Treasury Strips                   5.660  08/15/14   483,981                483,981
                                                                                        ---------------------------------
                                                                                         7,740,885              7,740,885

                                  U.S. Treasury Obligations - 2.22%
              7,000      7,000    U.S. Treasury Bill                     4.250  04/01/99               6,973        6,973

             30,000     30,000    U.S. Treasury Bill                     4.300  04/01/99              29,882       29,882

             77,000     77,000    U.S. Treasury Bill                     4.330  04/01/99              76,694       76,694

             698,000    698,000   U.S. Treasury Bill                     4.345  04/01/99             695,220      695,220

             11,000     11,000    U.S. Treasury Bill                     4.360  04/01/99              10,956       10,956

             26,000     26,000    U.S. Treasury Bill                     4.350  04/08/99              25,874       25,874

             57,000     57,000    U.S. Treasury Bill                     4.360  04/08/99              56,724       56,724

             22,000     22,000    U.S. Treasury Bill                     4.380  04/08/99              21,893       21,893

             12,000     12,000    U.S. Treasury Bill                     4.450  04/08/99              11,941       11,941

            2,069,000  2,069,000  U.S. Treasury Bill                     4.470  04/08/99           2,058,724    2,058,724

             45,000     45,000    U.S. Treasury Bill                     4.490  04/08/99              44,776       44,776

             150,000    150,000   U.S. Treasury Bond                     7.500  11/15/16             177,507      177,507

             500,000    500,000   U.S. Treasury Note                     6.250  02/15/07             526,218      526,218

            2,050,000  2,050,000  U.S. Treasury Note                     6.500  05/15/05           2,170,520    2,170,520

             125,000    125,000   U.S. Treasury Note                     6.875  05/15/06             135,718      135,718

             250,000    250,000   U.S. Treasury Note                     6.625  05/15/07             269,561      269,561

             400,000    400,000   U.S. Treasury Note                     6.250  08/15/23             422,565      422,565

             25,000     25,000    U.S. Treasury Note                     6.250  08/31/00              25,391       25,391

             175,000    175,000   U.S. Treasury Note                     6.125  09/30/00             177,552      177,552

             575,000    575,000   U.S. Treasury Note                     6.500  10/15/06             612,954      612,954
                                                                                        ---------------------------------
                                                                                                   7,557,643    7,557,643
                                                                                                               ----------
                                  Total US Government Agency                                                   54,916,625
                                  Obligations                                                                  ----------

                                  Total Investments - 100%                                                    340,926,496

                               Time Horizon Funds
                                   Portfolio 3
                          Nations Asset Allocation Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)

1.       Basis of Combination

Time Horizon Funds and Nations Institutional Reserves (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of February 28, 1999 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of March 1,1998. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at February 28, 1999 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Time Horizon Funds Portfolio 3 in exchange for shares of Nations Asset Allocation Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Time Horizon Funds Portfolio 3 for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


2.       Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Asset Allocation Fund at the time of the Reorganization at the combined level of average net assets for the twelve month period ended February 28, 1999.

               Nations Asset Allocation / Time Horizon Portfolios
             Pro Forma Combining Statement of Net Assets (Unaudited)
                                February 28, 1999

                                              Time Horizon I & II     Asset Allocation  Adjustments to Pro Forma  Pro Forma Combined
                                                   (in 000's)            (in 000's)            (in 000's)            (in 000's)
                                              ------------------------------------------------------------------  ------------------
Total Investments                                  $  84,733             $ 287,005             $      --             $ 371,738

Other Assets and Liabilities:
Receivable for investments sold                           --                    --                    --                    --
Payable for investments purchased                         --                    --                    --                    --
Other assets and liabilities, net                  $  (1,804)                  255                    --                (1,549)
Total Other Assets and Liabilities                    (1,804)                  255                    --                (1,549)
                                              ------------------------------------------------------------------  ------------------
Net Assets                                            82,929               287,260                    --               370,189
                                              ==================================================================  ==================

Net Assets by Class:
A Shares (Investor A)                                 21,178                72,081                    --                93,259
B Shares (Investor B)                                 61,102                 5,566                    --                66,668
K Shares (Investor C)                                    649                 1,792                    --                 2,441
SFR Shares (Seafirst)                                     --               207,821                    --               207,821
Primary A                                                 --                    --                    --                    --
Primary B                                                 --                    --                    --                    --
                                              ------------------------------------------------------------------  ------------------
                                                      82,929               287,260                    --               370,189
                                              ------------------------------------------------------------------  ------------------

Shares Outstanding by Class:
A Shares (Investor A)                                  1,781                 3,203                  (839)                4,145
B Shares (Investor B)                                  5,182                   248                (2,460)                2,970
K Shares (Investor C)                                     54                    80                   (25)                  109
SFR Shares (Seafirst)                                     --                12,217                    --                12,217
Primary A                                                 --                    --                    --                    --
Primary B                                                 --                    --                    --                    --
                                              ------------------------------------------------------------------  ------------------
                                                       7,017                15,748                (3,324)               19,441
                                              ------------------------------------------------------------------  ------------------

Net Asset Value per Share by Class:
A Shares (Investor A)                              $   11.89             $   22.50             $      --             $   22.50
B Shares (Investor B)                              $   11.79             $   22.45             $      --             $   22.45
K Shares (Investor C)                              $   12.09             $   22.45             $      --             $   22.45
SFR Shares (Seafirst)                                    n/a             $   17.01             $      --             $   17.01

               Nations Asset Allocation / Time Horizon Portfolios
             Pro Forma Combining Statement of Operations (Unaudited)
                                February 28, 1999

                                              Time Horizon I & II     Asset Allocation  Adjustments to Pro Forma  Pro Forma Combined
                                                   (in 000's)            (in 000's)            (in 000's)            (in 000's)
                                              ------------------------------------------------------------------  ------------------
INVESTMENT INCOME:
Interest                                           $  3,051              $  7,782            $     --                  $ 10,833
Dividends                                          $    575                 1,978                  --                     2,553
                                              ------------------------------------------------------------------  ------------------
Total Investment Income                               3,626                 9,760                  --                    13,386
                                              ------------------------------------------------------------------  ------------------
EXPENSES:
Investment Advisory                                     351                 1,089                 906 (a)                 2,346
Administration                                          174                   408                 249 (a)                   831
Transfer Agent                                          160                   133                (113)(b)                   180
Custodian                                                62                   117                (143)(b)                    36
Legal and Audit Fees                                    106                    20                 (64)(b)                    62
Registration & Filing                                    38                    16                  --                        54
Trustees' Fees                                           45                     6                 (31)(b)                    20
Interest Expense                                         --                    --                  --                        --
Other expenses                                          208                   100                (280)(b)                    28
                                              ------------------------------------------------------------------  ------------------
Subtotal                                              1,144                 1,889                 524                     3,557
                                              ------------------------------------------------------------------  ------------------

Shareholder Servicing and Distribution Fees
A Shares (Investor A)                                    56                   170                  --                       226
B Shares (Investor B)                                   647                    14                  11 (d)                   672
K Shares (Investor C)                                     3                    15                   2 (a)                    20
SFR Shares (Seafirst)                                    --                   504                  --                       504
Primary A                                                --                    --                  --                        --
Primary B                                                --                    --                  --                        --
                                              ------------------------------------------------------------------  ------------------
                                                        706                   703                  13                     1,422
                                              ------------------------------------------------------------------  ------------------

Fees waived and/or reimbursed by investment
advisor, administrator and/or distributor              (308)                  (28)               (313)(c)                  (649)
                                              ------------------------------------------------------------------  ------------------
Total Expenses                                        1,542                 2,564                 225                     4,331
                                              ------------------------------------------------------------------  ------------------

NET INVESTMENT INCOME                                 2,084                 7,196                (225)                    9,055
                                              ------------------------------------------------------------------  ------------------
NET REALIZED GAIN/(LOSS) ON
INVESTMENTS:                                          9,849                30,046                  --                    39,895
                                              ------------------------------------------------------------------  ------------------
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                         $ 11,933              $ 37,242            $   (225)                 $ 48,950
                                              ==================================================================  ==================

Legend:

(a)  Reflects adjustment to the acquiring fund contractual fee obligation.
(b)  Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Increase in B shares is a result of Asset Allocation B shares not commencing operations until July 15, 1998.
Note: Organizational costs of merged fund will be assumed by NBAI prior to the merger date. These costs have not been reflected in the proforma financial statements.

                  See Notes to Pro Forma Financial Statements

               Nations Asset Allocation / Time Horizon Portfolios
            Pro Forma Combining Schedule of Investments (Unaudited)
                                February 28, 1999

   Asset      Time       Time      Total   Description                                   Asset       Time        Time         Total
Allocation  Horizon I  Horizon II                                                     Allocation   Horizon I   Horizon II

  Shares/    Shares/    Shares/   Shares/                                               Market       Market      Market       Market
    Par        Par        Par       Par                                                 Value        Value       Value        Value
                                           Common Stock - 52.00%

                                           Aerospace - 0.78%
                          300        300   Alliant Techsystems, Inc.                                             23,756       23,756
               400      1,000      1,400   Cordant Technologies, Inc.                                15,575      38,937       54,512
               300        400        700   Goodrich (B.F.) Co.                                       10,237      13,650       23,887
               500      1,100      1,600   Sundstrand Corp.                                          33,844      74,456      108,300
  20,100       700      1,000     21,800   United Technologies Corp.                   2,489,887     86,712     123,875    2,700,474
                                                                                      ----------------------------------------------
                                                                                       2,489,887    146,368     274,674    2,910,929

                                           Airlines - 0.29%
               300        800      1,100   Alaska Air Group, Inc.                                    15,206      40,550       55,756
                          200        200   Comair Holdings, Inc.                                                  7,525        7,525
  11,000       500        600     12,100   Delta Air Lines, Inc.                         668,937     30,406      36,487      735,830
   3,900       200        300      4,400   UAL Corp.                                     233,025     11,950      17,925      262,900
                                                                                      ----------------------------------------------
                                                                                         901,962     57,562     102,487    1,062,011

                                           Apparel/Textile - 0.25%
                        1,500      1,500   Burlington Industries, Inc.                                            9,281        9,281
               500      1,200      1,700   Cintas Corp.                                              35,375      84,900      120,275
             1,100      2,400      3,500   Jones Apparel Group, Inc.                                 30,731      67,050       97,781
                          500        500   Kellwood Co.                                                          12,781       12,781
   8,000       700      1,300     10,000   Tommy Hilfiger Corp.                          552,500     48,344      89,781      690,625
                                                                                      ----------------------------------------------
                                                                                         552,500    114,450     263,793      930,743

                                           Automobiles - 0.88%
  14,600       600        900     16,100   General Motors Corp.                        1,205,412     49,537      74,306    1,329,255
               600      1,400      2,000   Arvin Industries, Inc.                                    21,750      50,750       72,500
  26,300     1,000      1,500     28,800   Ford Motor Co.                              1,559,919     59,312      88,969    1,708,200
               400        900      1,300   Harley-Davidson, Inc.                                     23,125      52,031       75,156
             1,200      2,700      3,900   Meritor Automotive, Inc.                                  19,050      42,862       61,912
                          500        500   Superior Industries International, Inc.                               12,375       12,375
                                                                                      ----------------------------------------------
                                                                                       2,765,331    172,774     321,293    3,259,398

                                           Banks/Savings & Loans - 4.30%
               950      2,125      3,075   AmSouth Bancorporation                                    44,650      99,875      144,525
               500      1,800      2,300   Astoria Financial Corp.                                   22,656      81,562      104,218
  27,540     1,400      2,100     31,040   Banc One Corp.                              1,480,275     75,250     112,875    1,668,400
  39,600     1,600      2,400     43,600   Bank of New York Co., Inc.                  1,383,525     55,900      83,850    1,523,275
  43,000     1,600      2,300     46,900   Chase Manhattan Corp.                       3,423,875    127,400     183,137    3,734,412
             1,100      2,400      3,500   City National Corp.                                       35,475      77,400      112,875
                          293        293   Commerce Bancorp, Inc.                                                13,038       13,038
                          600        600   Cullen/Frost Bankers, Inc.                                            28,387       28,387
             1,300      2,900      4,200   Dime Bancorp, Inc.                                        32,175      71,775      103,950
                        1,200      1,200   FirstFed Financial Corp.                                              20,325       20,325
  62,700     2,200      3,200     68,100   Fleet Financial Group, Inc.                 2,692,181     94,462     137,400    2,924,043
                          600        600   HUBCO, Inc.                                                           19,687       19,687
  24,900     1,000      1,400     27,300   Mellon Bank Corp.                           1,683,862     67,625      94,675    1,846,162
  16,800       400      1,000     18,200   National City Corp.                         1,173,900     27,950      69,875    1,271,725
             1,900      4,300      6,200   North Fork Bancorporation, Inc.                           41,800      94,600      136,400
             1,240      2,695      3,935   Old Kent Financial Corp.                                  54,405     118,243      172,648

  12,800                          12,800   PNC Bank Corp.                                666,400                             666,400
                          700        700   Trustmark Corp.                                                       14,831       14,831
  36,000     1,500      2,600     40,100   Wells Fargo Co.                             1,323,000     55,125      95,550    1,473,675
                                                                                      ----------------------------------------------
                                                                                      13,827,018    734,873   1,417,085   15,978,976

                                           Beverages - 1.41%
  27,800     1,100      1,600     30,500   Anheuser-Busch Cos., Inc.                   2,131,912     84,356     122,700    2,338,968
                          300        300   Canandaigua Brands, Inc.                                              16,012       16,012
  29,000     1,100      1,600     31,700   Coca-Cola Co.                               1,854,187     70,331     102,300    2,026,818
  12,000                          12,000   Coca-Cola Enterprises, Inc.                   372,000                             372,000
               200        400        600   Coors, (Adolph) Co., Class B                              11,912      23,825       35,737
  11,000       400        600     12,000   PepsiCo, Inc.                                 413,875     15,050      22,575      451,500
                                                                                      ----------------------------------------------
                                                                                       4,771,974    181,649     287,412    5,241,035

                                           Building Related/Appliance - 0.27%
                          900        900   AptarGroup, Inc.                                                      24,637       24,637
  16,800       600      1,000     18,400   Centex Corp.                                  618,450     22,087      36,812      677,349
                          400        400   Hughes Supply, Inc.                                                    8,075        8,075
                        1,100      1,100   M.D.C. Holdings, Inc.                                                 19,594       19,594
               500      1,800      2,300   Mohawk Industries, Inc.                                   16,250      58,500       74,750
                          900        900   Ryland Group, Inc.                                                    22,950       22,950
             1,000      2,300      3,300   Shaw Industries, Inc.                                     21,937      50,456       72,393
               500      1,300      1,800   Southdown, Inc.                                           23,594      61,344       84,938
               200        500        700   USG Corp.                                                 10,025      25,062       35,087
                                                                                      ----------------------------------------------
                                                                                         618,450     93,893     307,430    1,019,773

                                           Chemicals - 0.75%
               900      2,000      2,900   Crompton & Knowles Corp.                                  16,650      37,000       53,650
                          400        400   Cytec Industries, Inc.                                                10,725       10,725
  13,800       500        800     15,100   Dow Chemical Co.                            1,357,575     49,187      78,700    1,485,462
  11,000       500        600     12,100   Du Pont (E. I.) De Nemours & Co.              564,437     25,656      30,787      620,880
               500      1,000      1,500   Ecolab, Inc.                                              19,937      39,875       59,812
               600      2,200      2,800   GenCorp, Inc.                                             12,037      44,137       56,174
     800       200        200      1,200   Rohm & Haas Co.                                25,000      6,250       6,250       37,500
               500      1,100      1,600   Schulman (A.), Inc.                                        8,250      18,150       26,400
                          600        600   Scotts Co., Class A                                                   19,425       19,425
  18,000     1,900      3,700     23,600   Solutia, Inc.                                 320,625     33,844      65,906      420,375
                                                                                      ----------------------------------------------
                                                                                       2,267,637    171,811     350,955    2,790,403
                                           Commercial Services - 0.20%
             1,100      2,400      3,500   ACNielsen Corp.                                           28,600      62,400       91,000
                          500        500   ADVO, Inc.                                                            10,000       10,000
               300        700      1,000   Convergys Corp.                                            5,194      12,119       17,313
  10,900       600        900     12,400   Fluor Corp.                                   383,544     21,112      31,669      436,325
               400        900      1,300   Galileo International, Inc.                               20,200      45,450       65,650
                          700        700   Interim Services, Inc.                                                13,300       13,300
                          100        100   Lason Holdings, Inc.                                                   5,419        5,419
                          600        600   MedQuist, Inc.                                                        20,512       20,512
                          300        300   National Data Corp.                                                   14,494       14,494
                          500        500   Personnel Group of America, Inc.                                       6,594        6,594
               400        800      1,200   Robert Half International, Inc.                           14,400      28,800       43,200
                          500        500   Valassis Communications, Inc.                                         24,000       24,000
                                                                                      ----------------------------------------------
                                                                                         383,544     89,506     274,757      747,807
                                           Communications - 1.93%
               900      2,000      2,900   American Power Conversion Corp.                           32,287      71,750      104,037
  23,900     1,250      1,800     26,950   Cisco Systems, Inc.                         2,337,719    122,266     176,062    2,636,047
                          500        500   Level One Communications, Inc.                                        16,750       16,750

  27,100     1,100      1,600     29,800   Lucent Technologies, Inc.                   2,752,344    111,719     162,500    3,026,563
   4,050                           4,050   Sprint Corp. (PCS Group)                      129,094                             129,094
  14,100       600        900     15,600   Tellabs, Inc.                               1,128,881     48,037      72,056    1,248,974
                          800        800   Xircom, Inc.                                                          27,200       27,200
                                                                                      ----------------------------------------------
                                                                                       6,348,038    314,309     526,318    7,188,665
                                           Computer Hardware - 3.27%
  39,100     1,500      2,300     42,900   Dell Computer Corp.                         3,132,887    120,187     184,287    3,437,361
  35,000     1,900      2,100     39,000   EMC Corp.                                   3,583,125    194,512     214,987    3,992,624
                          500        500   Hutchinson Technology, Inc.                                           15,562       15,562
   5,900       200        400      6,500   International Business Machines Corp.       1,003,000     34,000      68,000    1,105,000
                        1,000      1,000   InterVoice, Inc.                                                      10,875       10,875
               600      1,300      1,900   Lexmark International Group, Inc.                         61,912     134,144      196,056
               600      1,400      2,000   NCR Corp.                                                 24,562      57,312       81,874
  18,000       700      1,100     19,800   Seagate Technology, Inc.                      520,875     20,256      31,831      572,962
  18,400       800      1,000     20,200   Solectron Corp.                               822,250     35,750      44,687      902,687
  16,300       600      1,000     17,900   Sun Microsystems, Inc.                      1,586,194     58,387      97,312    1,741,893
               450        950      1,400   Symbol Technologies, Inc.                                 23,850      50,350       74,200
                          400        400   Zebra Technologies Corp., Class A                                     10,325       10,325
                                                                                      ----------------------------------------------
                                                                                      10,648,331    573,416     919,672   12,141,419

                                           Computer Services & Software - 3.40%
               400        800      1,200   Adobe Systems, Inc.                                       16,100      32,200       48,300
                          300        300   Affiliated Computer Services, Inc.                                    13,875       13,875
  10,400       400        600     11,400   America Online, Inc.                          924,950     35,575      53,362    1,013,887
                          600        600   American Management Systems, Inc.                                     20,025       20,025
               300        600        900   BMC Software, Inc.                                        12,262      24,525       36,787
               700      1,600      2,300   Cadence Design Systems, Inc.                              16,844      38,500       55,344
                          800        800   CIBER, Inc.                                                           20,100       20,100
               400        900      1,300   Citrix Systems, Inc.                                      30,850      69,412      100,262
  10,100       700      1,100     11,900   Compuware Corp.                               564,969     39,156      61,531      665,656
               300        700      1,000   Electronic Arts, Inc.                                     11,962      27,912       39,874
                          600        600   Macromedia, Inc.                                                      18,337       18,337
                          300        300   Mercury Interactive Corp.                                             19,444       19,444
  50,900     1,900      2,800     55,600   Microsoft Corp.                             7,641,362    285,237     420,350    8,346,949
                          500        500   National Computer Systems, Inc.                                       16,016       16,016
               750      1,650      2,400   Network Associates, Inc.                                  35,250      77,550      112,800
  31,400     1,200      1,800     34,400   Oracle Corp.                                1,754,475     67,050     100,575    1,922,100
               500      1,100      1,600   Rational Software Corp.                                   14,844      32,656       47,500
               600      1,300      1,900   Siebel Systems, Inc.                                      26,400      57,200       83,600
                          600        600   Sterling Software, Inc.                                               15,300       15,300
               500      1,100      1,600   Symantec Corp.                                             9,031      19,869       28,900
                                                                                      ----------------------------------------------
                                                                                      10,885,756    600,561   1,138,739   12,625,056
                                           Cosmetics & Toiletries - 1.63%
  22,400     1,100      1,100     24,600   Avon Products, Inc.                           932,400     45,787      45,787    1,023,974
   8,600       300        500      9,400   Clorox Co.                                  1,017,487     35,494      59,156    1,112,137
             1,100      2,500      3,600   Dial Corp.                                                32,106      72,969      105,075
  15,700       600        900     17,200   Kimberly-Clark Corp.                          741,825     28,350      42,525      812,700
  30,700     1,200      1,800     33,700   Procter & Gamble Co.                        2,747,650    107,400     161,100    3,016,150
                                                                                      ----------------------------------------------
                                                                                       5,439,362    249,137     381,537    6,070,036
                                           Electrical Equipment - 1.61%
  54,400     2,100      3,100     59,600   General Electric Co.                        5,457,000    210,656     310,969    5,978,625
                                                                                      ----------------------------------------------
                                                                                       5,457,000    210,656     310,969    5,978,625
                                           Electronic Components - 0.00%
                          200        200   Gentex Corp.                                                           4,338        4,338
                                                                                      ----------------------------------------------

                                                                                                                  4,338        4,338
                                           Energy Related - 0.69%
               400        900      1,300   Allied Waste Industries, Inc.                              7,800      17,550       25,350
                          800        800   Newfield Exploration Co.                                              13,000       13,000
                        1,200      1,200   Offshore Logistics, Inc.                                              10,462       10,462
  30,400     1,200      1,800     33,400   PECO Energy Co.                             1,077,300     42,525      63,787    1,183,612
  26,000     1,200      1,800     29,000   Reliant Energy, Inc.                          697,125     32,175      48,262      777,562
               500      1,200      1,700   Tidewater, Inc.                                            9,406      22,575       31,981
  21,300     1,700      3,200     26,200   Transocean Offshore, Inc.                     439,312     35,062      66,000      540,374
                                                                                      ----------------------------------------------
                                                                                       2,213,737    126,968     241,636    2,582,341
                                           Entertainment - 1.33%
                          200        200   Anchor Gaming, Inc.                                                    8,013        8,013
  29,500     1,200      1,800     32,500   Carnival Corp.                              1,312,750     53,400      80,100    1,446,250
                          800        800   Hollywood Entertainment Corp.                                         21,950       21,950
               800      1,200      2,000   King World Productions, Inc.                              21,150      31,725       52,875
                        1,200      1,200   Musicland Stores Corp.                                                14,175       14,175
                          300        300   Polaris Industries, Inc.                                               8,475        8,475
  48,600     1,700      2,500     52,800   Time Warner, Inc.                           3,134,700    109,650     161,250    3,405,600
                                                                                      ----------------------------------------------
                                                                                       4,447,450    184,200     325,688    4,957,338
                                           Financial Services - 2.36%
  10,400       400        500     11,300   American Express Co.                        1,128,400     43,400      54,250    1,226,050
                          400        400   AmeriCredit Corp.                                                      4,450        4,450
                          600        600   Ameritrade Holding Corp. Class A                                      29,250       29,250
                          200        200   CCB Financial Corp.                                                   10,387       10,387
  19,200       850      1,150     21,200   Citigroup Inc.                              1,128,000     49,937      67,562    1,245,499
                          300        300   CMAC Investment Corp.                                                 12,394       12,394
               600      1,300      1,900   Countrywide Credit Industries, Inc.                       22,725      49,237       71,962
                          408        408   Delphi Financial Group , Inc. Class A                                 19,558       19,558
             1,000      2,300      3,300   Edwards (A.G.), Inc.                                      32,562      74,894      107,456
  23,400       900      1,300     25,600   Freddie Mac                                 1,377,675     52,987      76,537    1,507,199
                          700        700   Legg Mason, Inc.                                                      19,819       19,819
  19,600       800      1,100     21,500   Morgan Stanley Dean Witter Discover & Co.   1,773,800     72,400      99,550    1,945,750
  22,800     1,000      1,450     25,250   Providian Financial Corp.                   2,328,450    102,125     148,081    2,578,656
                                                                                      ----------------------------------------------
                                                                                       7,736,325    376,136     665,969    8,778,430
                                           Food & Related - 0.90%
  23,600     1,200      1,800     26,600   Conagra, Inc.                                 710,950     36,150      54,225      801,325
               500      1,600      2,100   Earthgrains Co.                                           12,281      39,300       51,581
               900      1,900      2,800   Flowers Industries, Inc.                                  21,937      46,312       68,249
  11,800       700      1,000     13,500   Heinz (H.J.) Co.                              642,362     38,106      54,437      734,905
             1,000      2,300      3,300   IBP, Inc.                                                 22,500      51,750       74,250
  20,700       800      1,200     22,700   Quaker Oats Co.                             1,130,737     43,700      65,550    1,239,987
             1,000      2,800      3,800   Ralcorp Holdings, Inc.                                    17,812      49,875       67,687
  10,100                          10,100   Sara Lee Corp.                                274,594                             274,594
               500      1,100      1,600   Vlasic Foods International                                 6,094      13,406       19,500
                                                                                      ----------------------------------------------
                                                                                       2,758,643    198,580     374,855    3,332,078
                                           Hospital Management - 0.29%
                          300        300   Curative Health Services, Inc.                                         3,375        3,375
               500      1,100      1,600   Lincare Holdings, Inc.                                    17,813      39,187       57,000
                        1,100      1,100   Mariner Post Acute Network                                             2,406        2,406
               300        800      1,100   Omnicare, Inc.                                             7,181      19,150       26,331
               300        600        900   PacifiCare Health Systems, Inc., Class B                  21,675      43,350       65,025
                          179        179   Priority Healthcare Corp, Class B                                      6,970        6,970
  15,300       600      1,000     16,900   United Healthcare Corp.                       754,481     29,588      49,312      833,381
                          600        600   Universal Health Services, Inc., Class B                              24,375       24,375

               200        600        800   Wellpoint Health Networks, Inc.                           15,775      47,325       63,100
                                                                                      ----------------------------------------------
                                                                                         754,481     92,032     235,450    1,081,963
                                           Hospital Supply - 1.25%
                          600        600   ADAC Laboratories                                                     10,725       10,725
  24,800     1,500      2,700     29,000   Biomet, Inc.                                  909,850     55,031      99,056    1,063,937
  22,400       900      1,100     24,400   Guidant Corp.                               1,276,800     51,300      62,700    1,390,800
               400        800      1,200   Hillenbrand Industries, Inc.                              16,750      33,500       50,250
                          800        800   Integrated Health Services, Inc.                                       4,750        4,750
   9,700       300        400     10,400   Johnson & Johnson Co.                         828,137     25,613      34,150      887,900
  15,600       400        600     16,600   Medtronic, Inc.                             1,101,750     28,250      42,375    1,172,375
                        1,100      1,100   Owens & Minor, Inc. Holding Co.                                       14,025       14,025
                          300        300   Patterson Dental Co.                                                  12,150       12,150
                          300        300   Safeskin Corp.                                                         6,975        6,975
                          500        500   VISIX, Inc.                                                           30,875       30,875
                                                                                      ----------------------------------------------
                                                                                       4,116,537    176,944     351,281    4,644,762
                                           Insurance - 1.71%
             1,200      2,700      3,900   Aflac, Inc.                                               52,950     119,137      172,087
  38,600     1,400      1,900     41,900   Allstate Corp.                              1,447,500     52,500      71,250    1,571,250
               500      1,100      1,600   AMBAC Financial Group, Inc.                               28,000      61,600       89,600
                          800        800   Capital Re Corp.                                                      13,400       13,400
  37,700     1,500      2,300     41,500   Conseco, Inc.                               1,128,644     44,906      68,856    1,242,406
                          300        300   Enhance Financial Services Group, Inc.                                 7,106        7,106
  22,400       800      1,200     24,400   Equitable Cos., Inc.                        1,513,400     54,050      81,075    1,648,525
                          550        550   Fidelity National Financial, Inc.                                     11,000       11,000
                        1,000      1,000   First American Financial Corp.                                        23,437       23,437
                          800        800   Fremont General Corp.                                                 15,800       15,800
  25,300     1,000      1,500     27,800   Hartford Financial Services Group, Inc.     1,367,781     54,063      81,094    1,502,938
               400        900      1,300   PMI Group, Inc.                                           17,250      38,812       56,062
                                                                                      ----------------------------------------------
                                                                                       5,457,325    303,719     592,567    6,353,611
                                           Machinery - 0.30%
                          600        600   Applied Power, Inc.                                                   14,475       14,475
               400        900      1,300   Briggs & Stratton Corp.                                   19,525      43,931       63,456
                          300        300   Graco, Inc.                                                            6,525        6,525
  17,200       700      1,000     18,900   Ingersoll-Rand Co.                            817,000     33,250      47,500      897,750
                          900        900   JLG Industries, Inc.                                                  12,656       12,656
                          700        700   Manitowoc Co., Inc.                                                   25,812       25,812
               500      1,100      1,600   McDermott International, Inc.                              9,969      21,931       31,900
                          500        500   Terex Corp.                                                           12,813       12,813
               500      1,200      1,700   Trinity Industries, Inc.                                  16,469      39,525       55,994
                                                                                      ----------------------------------------------
                                                                                         817,000     79,213     225,168    1,121,381
                                           Metal Fabrication - 0.00%
                          700        700   Intermet Corp.                                                         8,750        8,750
                          100        100   Quanex Corp.                                                           1,750        1,750
                                                                                      ----------------------------------------------
                                                                                                                 10,500       10,500
                                           Metals & Mining - 0.36%
   8,000       600        800      9,400   Alcoa Inc.                                    324,000     24,300      32,400      380,700
               600      1,200      1,800   Martin Marietta Materials, Inc.                           30,788      61,575       92,363
                          400        400   Stillwater Mining Co.                                                  9,175        9,175
  31,300     1,300      1,400     34,000   USX-U.S. Steel Group, Inc.                    792,281     32,906      35,438      860,625
                                                                                      ----------------------------------------------
                                                                                       1,116,281     87,994     138,588    1,342,863
                                           Multi - Industry - 1.07%
  15,700       600        900     17,200   AlliedSignal, Inc.                            649,588     24,825      37,238      711,651
               700      1,600      2,300   Crane Co.                                                 19,206      43,900       63,106
                          900        900   Mascotech, Inc.                                                       13,613       13,613

               500      1,100      1,600   Pentair, Inc.                                             18,938      41,663       60,601
  38,700     1,400      2,000     42,100   Tyco International Ltd.                     2,880,731    104,213     148,875    3,133,819
                                                                                      ----------------------------------------------
                                                                                       3,530,319    167,182     285,289    3,982,790
                                           Office Supplies - 0.02%
               500        800      1,300   Avery-Dennison Corp.                                      26,844      42,950       69,794
                                                                                      ----------------------------------------------
                                                                                                     26,844      42,950       69,794
                                           Oil (Domestic) - 0.36%
               600      1,200      1,800   Ashland, Inc.                                             26,700      53,400       80,100
                          800        800   Cabot Oil & Gas Corp.                                                  8,750        8,750
                          500        500   Devon Energy Corp.                                                    11,719       11,719
               400        900      1,300   Murphy Oil Corp.                                          13,675      30,769       44,444
  16,900       600        900     18,400   Sunoco Inc.                                   514,394     18,263      27,394      560,051
  27,200     1,000      1,600     29,800   USX - Marathon Group                          562,700     20,688      33,100      616,488
                                                                                      ----------------------------------------------
                                                                                       1,077,094     79,326     165,132    1,321,552
                                           Oil (International) - 2.02%
  18,500       800      1,100     20,400   Chevron Corp.                               1,422,188     61,500      84,563    1,568,251
  50,900     2,100      3,000     56,000   Exxon Corp.                                 3,388,031    139,781     199,688    3,727,500
  23,900     1,000      1,500     26,400   Mobil Corp.                                 1,988,181     83,188     124,781    2,196,150
                                                                                      ----------------------------------------------
                                                                                       6,798,400    284,469     409,032    7,491,901
                                           Paper & Forest Products - 0.30%
               200        400        600   American Greetings Corp.                                   4,738       9,475       14,213
  11,500       500        700     12,700   Fort James Corp.                              343,563     14,938      20,913      379,414
               800      1,800      2,600   Georgia Pacific Corp.                                     16,300      36,675       52,975
  23,400     1,500      2,900     27,800   Owens-Illinois, Inc.                          560,138     35,906      69,419      665,463
                                                                                      ----------------------------------------------
                                                                                         903,701     71,882     136,482    1,112,065

                                           Pharmaceuticals - 4.97%
  13,300       500        700     14,500   Allergan, Inc.                              1,083,950     40,750      57,050    1,181,750
                          700        700   Alpharma, Inc. Class A                                                26,513       26,513
   2,900       200        200      3,300   Bausch & Lomb, Inc.                           174,906     12,063      12,063      199,032
             1,000      2,200      3,200   Bergen Brunswig Corp.                                     24,438      53,763       78,201
                          400        400   Bindley Western Industries, Inc.                                      10,525       10,525
  12,800     1,100      2,000     15,900   Biogen, Inc.                                1,230,400    105,738     192,250    1,528,388
  21,100       800      1,200     23,100   Bristol-Meyers Squibb Co.                   2,657,281    100,750     151,125    2,909,156
  11,300     1,247      2,343     14,890   Cardinal Health, Inc.                         815,719     90,018     169,135    1,074,872
                          100        100   Immunex Corp.                                                         14,150       14,150
  24,400     1,000      1,500     26,900   Lilly (Eli)& Co.                            2,310,375     94,688     142,031    2,547,094
                          300        300   Medimmune, Inc.                                                       16,500       16,500
  17,000       600      1,000     18,600   Merck & Co., Inc.                           1,389,750     49,050      81,750    1,520,550
               700      1,700      2,400   Mylan Laboratories, Inc.                                  19,119      46,431       65,550
  12,700       500        700     13,900   Pfizer, Inc.                                1,675,606     65,969      92,356    1,833,931
                          700        700   Roberts Pharmaceutical Corp.                                          15,838       15,838
  43,000     2,200      3,200     48,400   Schering-Plough Corp.                       2,405,313    123,063     179,000    2,707,376
  36,200       900      1,300     38,400   Warner-Lambert Co.                          2,500,063     62,156      89,781    2,652,000
               600      1,600      2,200   Watson Pharmaceuticals, Inc.                              28,988      77,300      106,288
                                                                                      ----------------------------------------------
                                                                                      16,243,363    816,790   1,427,561   18,487,714
                                           Printing & Publishing - 0.99%
                          200        200   Consolidated Graphics, Inc.                                           12,150       12,150
   8,700       400        500      9,600   McGraw-Hill Cos., Inc.                        952,106     43,775      54,719    1,050,600
                          300        300   Metro Networks, Inc.                                                  13,500       13,500
  11,000       500        800     12,300   New York Times Co., Class A                   341,000     15,500      24,800      381,300
               300        700      1,000   Scholastic Corp.                                          14,775      34,475       49,250
  22,500       800      1,200     24,500   Viacom, Inc., Class B                       1,988,437     70,700     106,050    2,165,187
                          500        500   World Color Press, Inc.                                               12,406       12,406
                                                                                      ----------------------------------------------
                                                                                       3,281,543    144,750     258,100    3,684,393
                                           Restaurants/Lodging - 0.28%

               800      1,800      2,600   Bob Evans Farms, Inc.                                     17,250      38,813       56,063
               800      1,800      2,600   Brinker International, Inc.                               23,150      52,088       75,238
                          600        600   CEC Entertainment, Inc.                                               18,000       18,000
               700      1,600      2,300   Darden Restaurants, Inc.                                  15,400      35,200       50,600
   8,200       300        400      8,900   McDonald's Corp.                              697,000     25,500      34,000      756,500
               347        810      1,157   Promus Hotel Corp.                                        12,210      28,502       40,712
                          700        700   Ruby Tuesday, Inc.                                                    13,038       13,038
                        1,800      1,800   Ryan's Family Steak Houses, Inc.                                      20,475       20,475
                                                                                      ----------------------------------------------
                                                                                         697,000     93,510     240,116    1,030,626
                                           Retail - 3.01%
               500      1,100      1,600   Abercrombie & Fitch Co., Class A                          38,000      83,600      121,600
                          600        600   AnnTaylor Stores Corp.                                                22,688       22,688
               700      1,500      2,200   Best Buy Co., Inc.                                        64,925     139,125      204,050
                          800        800   Cato Corp. Class A                                                     7,600        7,600
  29,900     1,100      1,750     32,750   Gap, Inc.                                   1,934,156     71,156     113,203    2,118,515
               400        900      1,300   Hertz Corp.                                               15,925      35,831       51,756
  24,000       900      1,300     26,200   Home Depot, Inc.                            1,432,500     53,719      77,594    1,563,813
                          400        400   Linens 'N Things, Inc.                                                14,400       14,400
  28,600     1,500      1,800     31,900   Lowe's Cos., Inc.                           1,696,337     88,969     106,763    1,892,069
             2,300      5,000      7,300   OfficeMax, Inc.                                           17,825      38,750       56,575
                          400        400   Pillowtex Corp.                                                        9,700        9,700
                          500        500   Rent-A-Center, Inc.                                                   12,688       12,688
               700      2,200      2,900   Ross Stores, Inc.                                         32,025     100,650      132,675
  20,600     1,500      2,500     24,600   TJX Cos., Inc.                                588,388     42,844      71,406      702,638
                          200        200   United Stationers, Inc.                                                3,663        3,663
  45,100     1,800      2,500     49,400   Wal-Mart Stores, Inc.                       3,895,513    155,475     215,938    4,266,926
                          400        400   Zale Corp.                                                            13,250       13,250
                                                                                      ----------------------------------------------
                                                                                       9,546,894    580,863   1,066,849   11,194,606

                                           Retail Food/Drug - 0.59%
  11,700       500        400     12,600   Albertson's, Inc.                             666,900     28,500      22,800      718,200
                          400        400   Great Atlantic & Pacific Tea Co., Inc.                                12,625       12,625
                          600        600   Richfood Holdings, Inc.                                               14,250       14,250
  23,200       800      1,200     25,200   Safeway, Inc.                               1,339,800     46,200      69,300    1,455,300
                                                                                      ----------------------------------------------
                                                                                       2,006,700     74,700     118,975    2,200,375
                                           Semi-Conductors/Instrumentation - 1.99%
               600      1,200      1,800   Altera Corp.                                              29,175      58,350       87,525
               200        800      1,000   Comverse Technology, Inc.                                 14,350      57,400       71,750
                          400        400   Electro Scientific Industries, Inc.                                   14,625       14,625
  42,100     1,700      2,500     46,300   Intel Corp.                                 5,049,369    203,894     299,844    5,553,107
               300      1,100      1,400   Lattice Semiconductor Corp.                               11,963      43,863       55,826
             1,000      2,200      3,200   Linear Technology Corp.                                   43,813      96,388      140,201
                          600        600   Plexus Corp.                                                          19,613       19,613
               200        700        900   PMC-Sierra, Inc.                                          14,175      49,613       63,788
  24,800       900      1,400     27,100   Rockwell International Corp.                1,102,050     39,994      62,213    1,204,257
                          400        400   Sanmina Corp.                                                         20,900       20,900
                          900        900   Vitesse Semiconductors Corp.                                          41,344       41,344
               600      1,200      1,800   Xilinx, Inc.                                              41,850      83,700      125,550
                                                                                      ----------------------------------------------
                                                                                       6,151,419    399,214     847,853    7,398,486
                                           Tobacco - 0.58%
  49,700     1,900      3,000     54,600   Philip Morris Cos., Inc.                    1,944,513     74,338     117,375    2,136,226
                                                                                      ----------------------------------------------
                                                                                       1,944,513     74,338     117,375    2,136,226

                                           Transportation - 0.20%
  17,100       700      1,100     18,900   Burlington Northern Santa Fe Corp.            566,438     23,188      36,438      626,064

               300        600        900   Kansas City Southern Industries, Inc.                     14,025      28,050       42,075
                          600        600   M.S. Carriers, Inc.                                                   16,200       16,200
                          200        200   Rollins Truck Leasing Corp.                                            2,125        2,125
                          100        100   Swift Transportation Co., Inc.                                         2,994        2,994
               400      1,300      1,700   USFreightways Corp.                                       12,750      41,438       54,188
                                                                                      ----------------------------------------------
                                                                                         566,438     49,963     127,245      743,646
                                           Utilities - Electric - 0.74%
             1,300      2,900      4,200   Allegheny Energy, Inc.                                    38,594      86,094      124,688
               600      1,300      1,900   BEC Energy                                                21,863      47,369       69,232
                          500        500   Calpine Corp.                                                         16,375       16,375
               800      1,900      2,700   CMS Energy Corp.                                          33,100      78,613      111,713
             1,800      4,000      5,800   Conectiv Inc.                                             38,138      84,750      122,888
               650      1,450      2,100   DQE, Inc.                                                 24,822      55,372       80,194
  30,500     1,100      1,700     33,300   Edison International                          777,750     28,050      43,350      849,150
               800      1,700      2,500   Energy East Corp.                                         42,900      91,163      134,063
               400        900      1,300   FirstEnergy Corp.                                         11,700      26,325       38,025
  18,500       700      1,000     20,200   FPL Group, Inc.                               951,594     36,006      51,438    1,039,038
               800      1,800      2,600   NIPSCO Industries, Inc.                                   20,750      46,688       67,438
               900      2,100      3,000   Public Service Co. of New Mexico                          13,837      32,288       46,125
                          600        600   TNP Enterprises, Inc.                                                 17,550       17,550
                          300        300   United Illuminating Co.                                               13,313       13,313
                                                                                      ----------------------------------------------
                                                                                       1,729,344    309,760     690,688    2,729,792
                                           Utilities - Gas & Pipeline - 0.36%
  31,400     1,100      1,600     34,100   Coastal Corp.                               1,004,800     35,200      51,200    1,091,200
             1,200      2,700      3,900   El Paso Energy Corp.                                      43,725      98,381      142,106
                          800        800   Energen Corp.                                                         11,200       11,200
               500      1,200      1,700   NICOR, Inc.                                               19,094      45,825       64,919
                          200        200   Piedmont Natural Gas Co., Inc.                                         6,825        6,825
                          600        600   Southwest Gas Corp.                                                   17,250       17,250
                                                                                      ----------------------------------------------
                                                                                       1,004,800     98,019     230,681    1,333,500
                                           Utilities - Telephone - 4.35%
   5,400     1,100      1,700      8,200   Ameritech Corp.                               353,025     71,913     111,138      536,076
  32,600     1,500      2,300     36,400   AT&T Corp.                                  2,677,275    123,188     188,888    2,989,351
             1,100      1,600      2,700   Bell Atlantic Corp.                                       63,181      91,900      155,081
  70,600     2,300      3,900     76,800   BellSouth Corp.                             3,265,250    106,375     180,375    3,552,000
               700      1,550      2,250   Century Telephone Enterprises, Inc.                       43,225      95,713      138,938
               400        800      1,200   Cincinnati Bell, Inc.                                      7,900      15,800       23,700
  26,300       200        400     26,900   GTE Corp.                                   1,706,213     12,975      25,950    1,745,138
                          500        500   Inter-Tel, Inc.                                                        8,813        8,813
  56,424     1,100      1,800     59,324   MCI Worldcom, Inc.                          4,654,980     90,750     148,500    4,894,230
   8,100       200        300      8,600   Sprint Corp.                                  695,081     17,163      25,744      737,988
  23,900       900      1,400     26,200   U S WEST, Inc.                              1,274,169     47,981      74,638    1,396,788
                                                                                      ----------------------------------------------
                                                                                      14,625,993    584,651     967,459   16,178,103
                                                                                                                         -----------
                                           Total Common Stock                                                            193,250,050

                                           Convertible Preferred Stock - 0.07%

                                           Convertible Preferred Stock - 0.07%
   4,845                           4,845   Sealed Air Corp.                              249,518                             249,518
                                                                                      ----------------------------------------------
                                                                                         249,518                             249,518
                                                                                                                         -----------
                                           Total Convertible Preferred Stock                                                 249,518

     Asset          Time          Time         Total      Description
  Allocation      Horizon I     Horizon II
    Shares/        Shares/       Shares/      Shares/
      Par            Par           Par          Par
                                                          Corporate Bonds - 15.08%

                                                          Building Products - 0.69%
   1,350,000                                 1,350,000    Hanson Overseas B.V. Senior Notes
   1,100,000                                 1,100,000    USG Corp. Senior Notes

                                                          Chemicals - 0.40%
   1,500,000                                 1,500,000    Praxair, Inc. Notes

                                                          Computer Hardware - 0.27%
                   500,000       500,000     1,000,000    International Business Machines Corp.

                                                          Containers - 0.28%
   1,050,000                                 1,050,000    Crown Cork & Seal PLC Company Guarenteed Notes

                                                          Financial Services - 6.86%
   1,000,000                                 1,000,000    Associates Corp. of North America Debentures
                   525,000       600,000     1,125,000    Banc One Corp.
   1,400,000                                 1,400,000    Banco Latinoamericano Bank Guarenteed Notes 144A
   1,100,000                                 1,100,000    Bear Stearns Co. Senior Notes
                   400,000       400,000       800,000    Bear Stearns Cos., Inc.
   1,600,000                                 1,600,000    BHP Finance USA Ltd. Debentures
   1,400,000                                 1,400,000    Capital One Bank Notes
   1,400,000                                 1,400,000    Case Credit Corp. Notes
                   500,000       500,000     1,000,000    Chrysler Financial Corp.
                   200,000       200,000       400,000    Countrywide Home Loan
   2,200,000                                 2,200,000    Finova Capital Corp. Notes
                                 250,000       250,000    General Motors Acceptance Corp.
                   250,000       250,000       500,000    General Motors Acceptance Corp.
   1,000,000                                 1,000,000    GMAC Notes.

Description                                                                            Asset        Time         Time         Total
                                                                                    Allocation    Horizon I    Horizon II
                                                                                       Market       Market       Market       Market
                                                                  Coupon  Maturity     Value        Value        Value        Value
Corporate Bonds - 15.08%

Building Products - 0.69%
Hanson Overseas B.V. Senior Notes                                  7.375  01/15/03   1,400,625                             1,400,625
USG Corp. Senior Notes                                             9.250  09/15/01   1,170,125                             1,170,125
                                                                                     -----------------------------------------------
                                                                                     2,570,750                             2,570,750
Chemicals - 0.40%
Praxair, Inc. Notes                                                6.750  03/01/03   1,501,875                             1,501,875
                                                                                     -----------------------------------------------
                                                                                     1,501,875                             1,501,875
Computer Hardware - 0.27%
International Business Machines Corp.                              6.375  06/15/00                 505,000      505,000    1,010,000
                                                                                     -----------------------------------------------
                                                                                                   505,000      505,000    1,010,000
Containers - 0.28%
Crown Cork & Seal PLC Company Guarenteed Notes                            12/15/03   1,050,000                             1,050,000
                                                                                     -----------------------------------------------
                                                                                     1,050,000                             1,050,000

Financial Services - 6.86%
Associates Corp. of North America Debentures                              11/01/18   1,031,250                             1,031,250
Banc One Corp.                                                     6.375  10/01/02                 530,250      606,000    1,136,250
Banco Latinoamericano Bank Guarenteed Notes 144A                          10/16/01   1,328,250                             1,328,250
Bear Stearns Co. Senior Notes                                      6.150  03/02/04   1,089,777                             1,089,777
Bear Stearns Cos., Inc.                                            6.750  05/01/01                 405,000      405,000      810,000
BHP Finance USA Ltd. Debentures                                    6.420  03/01/26   1,588,000                             1,588,000
Capital One Bank Notes                                             7.000  04/30/01   1,412,250                             1,412,250
Case Credit Corp. Notes                                            6.125  02/15/03   1,398,250                             1,398,250
Chrysler Financial Corp.                                           6.950  03/25/02                 514,375      514,375    1,028,750
Countrywide Home Loan                                              7.450  09/16/03                 206,250      206,250      412,500
Finova Capital Corp. Notes                                         6.625  09/15/01   2,227,500                             2,227,500
General Motors Acceptance Corp.                                    5.875  01/22/03                              248,438      248,438
General Motors Acceptance Corp.                                    6.750  02/07/02                 255,313      255,313      510,626
GMAC Notes.                                                        5.750  11/10/03     991,250                               991,250

                   250,000       250,000       500,000    Household Finance Corp.
                   200,000       200,000       400,000    Household Netherlands BV
                   500,000       500,000     1,000,000    International Lease Finance Corp.
   1,200,000                                 1,200,000    Lehman Brothers Holdings Co. Senior Notes
                   350,000       350,000       700,000    Merrill Lynch & Co., Inc.
                   750,000       250,000     1,000,000    Morgan Stanley Dean Witter Discover & Co.
   1,200,000                                 1,200,000    Newcourt Credit Group Notes 144A
   1,250,000                                 1,250,000    Paine Webber Group, Inc. Senior Notes
                                 275,000       275,000    Pitney Bowes Credit Corp.
   1,100,000                                 1,100,000    PSEG Capital Corp. Notes 144A
   1,300,000                                 1,300,000    Salomon Smith Barney Holdings, Inc. Notes
                                 260,000       260,000    Transamerica Finance Corp.

                                                          Food & Related - 0.48%
   1,500,000                                 1,500,000    Nabisco, Inc. Notes
                                 325,000       325,000    Hershey Foods Co.

                                                          Funeral Services - 0.29%
   1,100,000                                 1,100,000    Service Corp. International Senior Notes

                                                          Instruments/Controls - 0.31%
   1,200,000                                 1,200,000    Thermo Electron Corp. Notes

                                                          Insurance - 0.69%
   1,000,000                                 1,000,000    AON Corp. Notes
   1,500,000                                 1,500,000    MCN Investment Corp. Notes

                                                          Multi Industry - 0.28%

Household Finance Corp.                                            6.875  03/01/07                 255,938      255,938      511,876
Household Netherlands BV                                           6.125  03/01/03                 199,250      199,250      398,500
International Lease Finance Corp.                                  6.875  05/01/01                 510,000      510,000    1,020,000
Lehman Brothers Holdings Co. Senior Notes                                 08/15/09   1,209,000                             1,209,000
Merrill Lynch & Co., Inc.                                          6.000  01/15/01                 351,313      351,313      702,626
Morgan Stanley Dean Witter Discover & Co.                                 06/24/02                 795,000      265,000    1,060,000
Newcourt Credit Group Notes 144A                                   6.875  02/16/05   1,177,500                             1,177,500
Paine Webber Group, Inc. Senior Notes                              7.015  02/10/04   1,270,313                             1,270,313
Pitney Bowes Credit Corp.                                          5.650  01/15/03                              272,594      272,594
PSEG Capital Corp. Notes 144A                                      6.740  10/23/01   1,116,500                             1,116,500
Salomon Smith Barney Holdings, Inc. Notes                                 05/15/03   1,293,500                             1,293,500
Transamerica Finance Corp.                                         6.375  11/15/01                              261,950      261,950
                                                                                     -----------------------------------------------
                                                                                    17,133,340   4,022,689    4,351,421   25,507,450
Food & Related - 0.48%
Nabisco, Inc. Notes                                                6.125  02/01/03   1,455,000                             1,455,000
Hershey Foods Co.                                                  6.700  10/01/05                              339,219      339,219
                                                                                     -----------------------------------------------
                                                                                     1,455,000                  339,219    1,794,219
Funeral Services - 0.29%
Service Corp. International Senior Notes                           6.300  03/15/03   1,080,750                             1,080,750
                                                                                     -----------------------------------------------
                                                                                     1,080,750                             1,080,750
Instruments/Controls - 0.31%
Thermo Electron Corp. Notes                                        7.625  10/30/08   1,149,000                             1,149,000
                                                                                     -----------------------------------------------
                                                                                     1,149,000                             1,149,000

Insurance - 0.69%
AON Corp. Notes                                                    7.400  10/01/02   1,043,750                             1,043,750
MCN Investment Corp. Notes                                         6.890  01/16/02   1,524,375                             1,524,375
                                                                                     -----------------------------------------------
                                                                                     2,568,125                             2,568,125
Multi Industry - 0.28%

                   500,000       500,000     1,000,000    Honeywell, Inc.

                                                          Multi Media - 1.00%
   1,200,000                                 1,200,000    Cox Radio, Inc. Company Guarenteed Notes
   1,250,000                                 1,250,000    News America Inc. Senior Notes
   1,250,000                                 1,250,000    Time Warner Inc., Pass Through Certificates 144A

                                                          Oil & Gas - 1.00%
   1,605,000                                 1,605,000    Coastal Corp. Notes
   1,000,000                                 1,000,000    KN Energy, Inc. Senior Notes
   1,000,000                                 1,000,000    Williams Companies., Inc. Notes

                                                          Paper Products - 0.36%
   1,250,000                                 1,250,000    James River Corp. Debentures

                                                          Retail - 0.50%
   1,200,000                                 1,200,000    Sears Roebuck Acceptance Corp. Notes
                   305,000       300,000       605,000    Wal-Mart Stores, Inc.

                                                          Utilities-Electric - 0.46%
   1,300,000                                 1,300,000    Consumer Energy Co. Bonds, Series B
                   265,000       145,000       410,000    Southern California Edison Note

                                                          Utilities-Telephone - 1.21%
                   300,000       200,000       500,000    AT&T Corp.
   1,200,000                                 1,200,000    Cable & Wireless Communications Notes
   1,200,000                                 1,200,000    GTE Corp. Debentures
   1,400,000                                 1,400,000    Worldcom, Inc. Senior Notes

Honeywell, Inc.                                                    6.750  03/15/02                 511,875      511,875    1,023,750
                                                                                     -----------------------------------------------
                                                                                                   511,875      511,875    1,023,750
Multi Media - 1.00%
Cox Radio, Inc. Company Guarenteed Notes                           6.250  05/15/03   1,203,000                             1,203,000
News America Inc. Senior Notes                                     6.625  01/09/08   1,259,375                             1,259,375
Time Warner Inc., Pass Through Certificates 144A                   6.100  12/30/01   1,256,250                             1,256,250
                                                                                     -----------------------------------------------
                                                                                     3,718,625                             3,718,625
Oil & Gas - 1.00%
Coastal Corp. Notes                                                8.125  09/15/02   1,711,331                             1,711,331
KN Energy, Inc. Senior Notes                                       6.450  03/01/03   1,002,500                             1,002,500
Williams Companies., Inc. Notes                                    6.125  02/01/01   1,000,000                             1,000,000
                                                                                     -----------------------------------------------
                                                                                     3,713,831                             3,713,831
Paper Products - 0.36%
James River Corp. Debentures                                       8.375  11/15/01   1,325,000                             1,325,000
                                                                                     -----------------------------------------------
                                                                                     1,325,000                             1,325,000
Retail - 0.50%
Sears Roebuck Acceptance Corp. Notes                                      03/20/03   1,192,500                             1,192,500
Wal-Mart Stores, Inc.                                              7.250  06/01/13                 330,544      325,125      655,669
                                                                                     -----------------------------------------------
                                                                                     1,192,500     330,544      325,125    1,848,169
Utilities-Electric - 0.46%
Consumer Energy Co. Bonds, Series B                                6.200  05/01/03   1,290,250                             1,290,250
Southern California Edison Note                                    6.500  06/01/01                 268,644      146,994      415,638
                                                                                     -----------------------------------------------
                                                                                     1,290,250     268,644      146,994    1,705,888
Utilities-Telephone - 1.21%
AT&T Corp.                                                         8.625  12/01/31                 327,000      218,000      545,000
Cable & Wireless Communications Notes                                     03/06/03   1,209,000                             1,209,000
GTE Corp. Debentures                                               9.100  06/01/03   1,333,500                             1,333,500
Worldcom, Inc. Senior Notes                                        6.400  08/15/05   1,417,500                             1,417,500
                                                                                     -----------------------------------------------

                                                          Total Corporate Bonds

                                                          Asset Backed Securities - 0.26%

                                                          Asset Backed Securities - 0.26%
                   102,053                     102,053    CPS Auto Grantor Trust, Series 1997 3, Class A1
                                 102,053       102,053    CPS Auto Trust, Series 1997-3, Class A1
                                                          First USA Credit Card Master Trust, Series 1997-6,
                  400,000       350,000       750,000       Class A

                                                          Total Asset Backed Securities

                                                          Collateralized Mortgage Obligations - 10.66%

                                                          Collateralized Mortgage Obligations - 10.66%
                                                          Access Financial Mortgage Loan Trust, Series 1997-3,
                  175,000       175,000       350,000       Class A
  1,000,000                                 1,000,000     AESOP Funding II, Series 1997-1, Class A1,144A
                  400,000       300,000       700,000     American Express Master Trust, Series 1998-1, Class A
  1,750,000                                 1,750,000     Asset Securitization Corp., Series 1997-D5, Class A1C
                  308,136       246,509       554,646     Banc One Auto Grantor Trust, Series 1997-B, Class A
                  500,000       500,000     1,000,000     Chase Credit Card Master Trust, Series 1997-2, Class A
                                                          Chase Manhattan Credit Card Master Trust,  Series 1996-4,
                  500,000       500,000     1,000,000     Class A
  1,030,773                                 1,030,773     Chevy Chase Auto Receivables Trust, Series 1998-2, Class A
  1,300,000                                 1,300,000     Circuit City Credit Card Master Trust, Series 1995-1, Class A
  1,715,000                                 1,715,000     Commerical Mortgage Acceptance Corp., Series 1998-C1, Class A2
                  500,000                     500,000     ContiMortgage Home Equity Loan Trust, Series 1998-1, Class A
                                                          Credit Suisse First Boston Mortgage Securities Corp., Series
  1,800,000                                 1,800,000       1998-C1, Class A1B
  1,910,041                                 1,910,041     Criimi Mae CMBS Corp., Series 1998-1, Class A1, 144A+

                                                                                     3,960,000     327,000      218,000    4,505,000
                                                                                                                         -----------
Total Corporate Bonds                                                                                                     56,072,432

Asset Backed Securities - 0.26%

Asset Backed Securities - 0.26%
CPS Auto Grantor Trust, Series 1997-3, Class A1                           12/15/02                 102,595                   102,595
CPS Auto Trust, Series 1997-3, Class A1                            6.100  12/15/02                              102,595      102,595
First USA Credit Card Master Trust, Series 1997-6,
  Class A                                                                 03/17/05                 407,000      356,125      763,125
                                                                                     -----------------------------------------------
                                                                                                   509,595      458,720      968,315
                                                                                                                         -----------
Total Asset Backed Securities                                                                                                968,315

Collateralized Mortgage Obligations - 10.66%

Collateralized Mortgage Obligations - 10.66%
Access Financial Mortgage Loan Trust, Series 1997-3,
  Class A                                                                 05/18/24                 175,390      175,390      350,780
AESOP Funding II, Series 1997-1, Class A1,144A                            10/20/01   1,005,990                             1,005,990
American Express Master Trust, Series 1998-1, Class A                     04/15/04                 405,602      304,202      709,804
Asset Securitization Corp., Series 1997-D5, Class A1C                     02/14/41   1,784,300                             1,784,300
Banc One Auto Grantor Trust, Series 1997-B, Class A                       07/20/04                 309,864      247,891      557,755
Chase Credit Card Master Trust, Series 1997-2, Class A                    04/15/03                 505,837      505,837    1,011,674
Chase Manhattan Credit Card Master Trust,  Series 1996-4,
  Class A                                                                 02/15/03                 501,665      501,665    1,003,330
Chevy Chase Auto Receivables Trust, Series 1998-2, Class A                12/15/04   1,035,516                             1,035,516
Circuit City Credit Card Master Trust, Series 1995-1, Class A             08/15/05   1,311,140                             1,311,140
Commerical Mortgage Acceptance Corp., Series 1998-C1, Class A2            05/15/08   1,726,653                             1,726,653
ContiMortgage Home Equity Loan Trust, Series 1998-1, Class A              01/15/13                 504,878                   504,878
Credit Suisse First Boston Mortgage Securities Corp., Series
  1998-C1, Class A1B                                                      05/17/08   1,789,191                             1,789,191
Criimi Mae CMBS Corp., Series 1998-1, Class A1, 144A+                     10/20/01   1,880,794                             1,880,794

                                                          Donaldson, Lufkin, Jenrette, Commerical Mortgage Corp.,
  1,900,000                                 1,900,000       Series 1998-CG1, Class A1B
                  175,000       175,000       350,000     EQCC Home Equity Loan Trust, Series 1997-2, Class A
  1,300,000                                 1,300,000     Fingerhut Master Trust, Series 1998-1, Class A
                  350,000       350,000       700,000     First Plus Home Improvement Loan Trust, Series 1996-3 Class A
                  275,000       250,000       525,000     First Plus Home Loan Trust, Series 1997-1, Class A6
                  500,000                     500,000     First Plus Home Loan Trust, Series 1998-2, Class A
                                                          First Union Lehman Brothers Bank of America Trust, Series
  2,000,000                                 2,000,000       1998-C2, Class A2
  1,600,000                                 1,600,000     General Growth Properties, Series 1, Class A2, 144A+
                                                          GMAC Commerical Mortgage Securities, Inc., Series 1997-C2,
  2,075,000                                 2,075,000       Class A3
                                                          Lehman Brothers Commercial Conduit Mortgage Trust, Series
  2,350,000                                 2,350,000       1998-C1, Class A3
    750,000                                   750,000     Mortgage Capital Funding, Inc., Series 1998-MC1, Class A2
  1,850,000                                 1,850,000     Mortgage Capital Funding, Inc., Series 1998-MC2, Class A2
                  303,675       227,756       531,431     Navistar Financial Corp. Owner Trust, Series 1998-1, Class A
                  469,530       469,530       939,060     Nomura Asset Securities Corp., Series 1998-D6, Class A
  2,050,000                                 2,050,000     Nomura Asset Securties Corp., Series 1998-D6, Class A1B
  1,800,000                                 1,800,000     Pemex Corp., Series 144A
                  375,000       325,000       700,000     Premier Auto Trust, Series 1998-2,   Class A
                  400,000       300,000       700,000     Sears Credit Acceptance Master Trust, Series 1998-1, Class A
    850,260                                   850,260     UAF Auto Grantor Trust, Series 1998-A, Class A, 144A
                                                          Vendee Mortgage Trust, Series 1998-1, Class 2, Interest
 50,519,565                                50,519,565     Only Obligation
                                                          Vendee Mortgage Trust, Series 1998-3, Class 10, Interest
 51,871,974                                51,871,974       Only Obligation


                                                          Total Collateralized Mortgage Obligations

                                                          Investment Companies - 1.69%

Donaldson, Lufkin, Jenrette, Commerical Mortgage Corp.,
  Series 1998-CG1, Class A1B                                              05/10/08   1,902,290                             1,902,290
EQCC Home Equity Loan Trust, Series 1997-2, Class A                       02/15/12                 177,487      177,487      354,974
Fingerhut Master Trust, Series 1998-1, Class A                            02/15/05   1,311,863                             1,311,863
First Plus Home Improvement Loan Trust, Series 1996-3 Class A             09/20/14                 361,742      361,742      723,484
First Plus Home Loan Trust, Series 1997-1, Class A6                       12/10/15                 268,596      244,178      512,774
First Plus Home Loan Trust, Series 1998-2, Class A                        06/10/10                 498,906                   498,906
First Union Lehman Brothers Bank of America Trust, Series
  1998-C2, Class A2                                                       11/18/08   2,022,130                             2,022,130
General Growth Properties, Series 1, Class A2, 144A+                      11/15/07   1,617,176                             1,617,176
GMAC Commerical Mortgage Securities, Inc., Series 1997-C2,
  Class A3                                                                11/15/07   2,100,761                             2,100,761
Lehman Brothers Commercial Conduit Mortgage Trust, Series
  1998-C1, Class A3                                                       01/18/08   2,360,986                             2,360,986
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A2                 01/18/08     754,309                               754,309
Mortgage Capital Funding, Inc., Series 1998-MC2, Class A2                 05/18/08   1,853,154                             1,853,154
Navistar Financial Corp. Owner Trust, Series 1998-1, Class A              11/15/04                 305,709      229,282      534,991
Nomura Asset Securities Corp., Series 1998-D6, Class A                    03/15/30                 472,516      472,516      945,032
Nomura Asset Securties Corp., Series 1998-D6, Class A1B                   03/17/28   2,054,418                             2,054,418
Pemex Corp., Series 144A                                           5.720  11/15/02   1,757,250                             1,757,250
Premier Auto Trust, Series 1998-2,   Class A                              01/06/02                 374,434      324,509      698,943
Sears Credit Acceptance Master Trust, Series 1998-1, Class A              08/15/05                 397,077      297,807      694,884
UAF Auto Grantor Trust, Series 1998-A, Class A, 144A                      05/17/04     852,386                               852,386
Vendee Mortgage Trust, Series 1998-1, Class 2, Interest
  Only Obligation                                                         02/15/28     777,547                               777,547
Vendee Mortgage Trust, Series 1998-3, Class 10, Interest
  Only Obligation                                                         09/01/28     628,118                               628,118
                                                                                    ------------------------------------------------
                                                                                    30,525,972   5,259,703    3,842,506   39,628,181
                                                                                                                         -----------
Total Collateralized Mortgage Obligations                                                                                 39,628,181

Investment Companies - 1.69%

                                                          Investment Companies - 1.69%
                   70,100       125,900       196,000     T-Rowe Price Foreign Equity
                   50,500       145,800       196,300     T-Rowe Price International Equity Fund

                                                          Total Investment Companies

                                                          Medium Term Notes - 0.66%

                                                          Medium Term Notes - 0.66%
                  175,000       250,000       425,000     Norwest Corp.
                  500,000       500,000     1,000,000     Sears Roebuck Acceptance Corp.
                  500,000       500,000     1,000,000     Smithkline Beecham Corp.

                                                          Total Medium Term Notes

                                                          Temporary Investments - 0.70%

                                                          Temporary Investments - 0.70%
  1,303,929                                 1,303,929     Temporary Investment Cash Fund
  1,303,929                                 1,303,929     Temporary Investment Fund

                                                          Total Temporary Investments

                                                          U.S. Government Agency Obligations - 18.89%

                                                          U.S. Government Agency Obligations - 11.83%
                  213,885       213,885       427,770     FannieMae
                  157,337       157,337       314,674     FannieMae
                  165,890       331,781       497,671     FannieMae

Investment Companies - 1.69%
T-Rowe Price Foreign Equity                                                                      1,223,245    2,196,955    3,420,200
T-Rowe Price International Equity Fund                                                             733,765    2,118,474    2,852,239
                                                                                     -----------------------------------------------
                                                                                                 1,957,010    4,315,429    6,272,439
                                                                                                                         -----------
Total Investment Companies                                                                                                 6,272,439

Medium Term Notes - 0.66%

Medium Term Notes - 0.66%
Norwest Corp.                                                      6.550  12/01/06                 177,188      253,125      430,313
Sears Roebuck Acceptance Corp.                                     6.150  11/15/05                 501,875      501,875    1,003,750
Smithkline Beecham Corp.                                           6.625  10/01/01                 511,875      511,875    1,023,750
                                                                                     -----------------------------------------------
                                                                                                 1,190,938    1,266,875    2,457,813
                                                                                                                         -----------
Total Medium Term Notes                                                                                                    2,457,813

Temporary Investments - 0.70%

Temporary Investments - 0.70%
Temporary Investment Cash Fund                                                       1,303,929                             1,303,929
Temporary Investment Fund                                                            1,303,929                             1,303,929
                                                                                     -----------------------------------------------
                                                                                     2,607,858                             2,607,858
                                                                                                                         -----------
Total Temporary Investments                                                                                                2,607,858

U.S. Government Agency Obligations - 18.89%

U.S. Government Agency Obligations - 11.83%
FannieMae                                                          6.500  01/01/06                 212,415      212,415      424,830
FannieMae                                                          7.500  06/01/03                 161,074      161,074      322,148
FannieMae                                                          7.000  06/01/04                 169,467      338,935      508,402

                   48,335       223,548       271,883     FannieMae
                  750,000       750,000     1,500,000     FannieMae
                  750,000       750,000     1,500,000     FannieMae
                  392,401       196,201       588,601     FannieMae
                1,200,000     1,000,000     2,200,000     Federal Home Loan Bank
                   59,298        59,298       118,597     Federal Home Loan Mortgage Corp.
                  207,344       740,513       947,857     Federal Home Loan Mortgage Corp.
                                186,497       186,497     Federal Home Loan Mortgage Corp.
      9,180                                     9,180     FHLMC Pool #533301
  2,163,715                                 2,163,715     FHLMC Pool #E60891
    565,319                                   565,319     FHLMC Pool #G10304
  2,527,532                                 2,527,532     FNCI Pool #400028
    705,817                                   705,817     FNCL Pool #313349
  3,766,993                                 3,766,993     FNCL Pool #313644
    276,900                                   276,900     FNCL Pool #325602
  1,012,811                                 1,012,811     FNCX Pool #323191
  2,000,000                                 2,000,000     FNMA Pool #1997-M5 Class C
    996,067                                   996,067     FNMA Pool #345858
  3,459,249                                 3,459,249     FNMA Pool #405210
  5,986,299                                 5,986,299     FNMA Pool #405307
  3,032,000                                 3,032,000     FNMA Pool #437420
     43,670                                    43,670     GNMA Pool #146301
  2,708,661                                 2,708,661     GNMA Pool #436800
  2,416,539                                 2,416,539     GNMA Pool #448913
    521,105                                   521,105     GNMA Pool #448958
    934,958                                   934,958     GNMA Pool #449104

FannieMae                                                          7.000  06/01/04                  49,377      228,368      277,745
FannieMae                                                          5.750  06/15/05                 753,064      753,064    1,506,128
FannieMae                                                          6.480  06/28/04                 776,816      776,816    1,553,632
FannieMae                                                          7.500  10/01/11                 404,418      202,209      606,627
Federal Home Loan Bank                                             5.375  03/02/01               1,199,660      999,717    2,199,377
Federal Home Loan Mortgage Corp.                                   8.000  01/01/04                  60,688       60,688      121,376
Federal Home Loan Mortgage Corp.                                   7.000  05/01/04                 211,555      755,555      967,110
Federal Home Loan Mortgage Corp.                                   6.500  06/01/04                              188,944      188,944
FHLMC Pool #533301                                                10.500  04/01/19      10,072                                10,072
FHLMC Pool #E60891                                                 6.500  07/01/10   2,181,296                             2,181,296
FHLMC Pool #G10304                                                 6.500  04/01/09     569,913                               569,913
FNCI Pool #400028                                                  6.500  02/01/13   2,545,699                             2,545,699
FNCL Pool #313349                                                 10.000  09/01/18     764,268                               764,268
FNCL Pool #313644                                                  7.000  08/01/27   3,815,258                             3,815,258
FNCL Pool #325602                                                  6.500  10/01/10     278,890                               278,890
FNCX Pool #323191                                                  6.500  06/01/05   1,026,104                             1,026,104
FNMA Pool #1997-M5 Class C                                         6.740  08/25/07   2,054,370                             2,054,370
FNMA Pool #345858                                                  6.241  08/01/36   1,015,988                             1,015,988
FNMA Pool #405210                                                  7.000  05/01/28   3,503,570                             3,503,570
FNMA Pool #405307                                                  6.500  12/01/27   5,948,885                             5,948,885
FNMA Pool #437420                                                  7.000  08/01/28   3,070,847                             3,070,847
GNMA Pool #146301                                                 10.000  02/15/16      47,586                                47,586
GNMA Pool #436800                                                  8.000  07/15/27   2,825,472                             2,825,472
GNMA Pool #448913                                                  8.000  06/15/28   2,520,752                             2,520,752
GNMA Pool #448958                                                  8.000  09/15/27     543,578                               543,578
GNMA Pool #449104                                                  8.000  06/15/28     975,278                               975,278

    137,541                                   137,541     GNMA Pool #467788
    151,393                                   151,393     GNSF Pool #231236
    140,809                                   140,809     GNSF Pool #258039
    186,580                                   186,580     GNSF Pool #276635
    182,898                                   182,898     GNSF Pool #278853
    693,689                                   693,689     GNSF Pool #780330

                                                          U.S. Government Obligations - 2.08%
 17,400,000                                17,400,000     U.S. Treasury Strips
  2,700,000                                 2,700,000     U.S. Treasury Strips
  6,150,000                                 6,150,000     U.S. Treasury Strips
  1,200,000                                 1,200,000     U.S. Treasury Strips

                                                          U.S. Treasury Obligations - 4.98%
                                 99,000        99,000     U.S. Treasury Bill
                                 57,000        57,000     U.S. Treasury Bill
                                 34,000        34,000     U.S. Treasury Bill
                                  5,000         5,000     U.S. Treasury Bill
                                101,000       101,000     U.S. Treasury Bill
                                560,000       560,000     U.S. Treasury Bill
                                 20,000        20,000     U.S. Treasury Bill
                                  9,000         9,000     U.S. Treasury Bill
                                123,000       123,000     U.S. Treasury Bill
                                 40,000        40,000     U.S. Treasury Bill
                  101,000        20,000       121,000     U.S. Treasury Bill
                                 12,000        12,000     U.S. Treasury Bill

GNMA Pool #467788                                                  8.000  04/15/28     143,473                               143,473
GNSF Pool #231236                                                  9.000  01/15/20     161,706                               161,706
GNSF Pool #258039                                                  9.000  01/15/20     150,402                               150,402
GNSF Pool #276635                                                  9.000  10/15/19     199,290                               199,290
GNSF Pool #278853                                                  9.000  11/15/19     195,358                               195,358
GNSF Pool #780330                                                  9.000  12/15/19     741,380                               741,380
                                                                                    ------------------------------------------------
                                                                                    35,289,435   3,998,534    4,677,785   43,965,754
U.S. Government Obligations - 2.08%
U.S. Treasury Strips                                               5.410  02/15/27   3,575,446                             3,575,446
U.S. Treasury Strips                                               5.720  05/15/18     862,582                               862,582
U.S. Treasury Strips                                               5.340  08/15/12   2,818,876                             2,818,876
U.S. Treasury Strips                                               5.660  08/15/14     483,981                               483,981
                                                                                    ------------------------------------------------
                                                                                     7,740,885                             7,740,885
U.S. Treasury Obligations - 4.98%
U.S. Treasury Bill                                                 4.150  03/11/99                               98,863       98,863
U.S. Treasury Bill                                                 4.170  03/11/99                               56,921       56,921
U.S. Treasury Bill                                                 4.250  03/11/99                               33,952       33,952
U.S. Treasury Bill                                                 4.300  04/01/99                                4,980        4,980
U.S. Treasury Bill                                                 4.330  04/01/99                              100,599      100,599
U.S. Treasury Bill                                                 4.345  04/01/99                              557,770      557,770
U.S. Treasury Bill                                                 4.360  04/01/99                               19,920       19,920
U.S. Treasury Bill                                                 4.350  04/08/99                                8,957        8,957
U.S. Treasury Bill                                                 4.360  04/08/99                              122,404      122,404
U.S. Treasury Bill                                                 4.370  04/08/99                               39,806       39,806
U.S. Treasury Bill                                                 4.380  04/08/99                 100,508       19,903      120,411
U.S. Treasury Bill                                                 4.450  04/08/99                               11,941       11,941

                1,809,000     1,205,000     3,014,000     U.S. Treasury Bill
                  165,000        90,000       255,000     U.S. Treasury Bill
                  500,000                     500,000     U.S. Treasury Note
                  690,000     1,023,000     1,713,000     U.S. Treasury Note
                1,000,000     1,000,000     2,000,000     U.S. Treasury Note
                                200,000       200,000     U.S. Treasury Note
                  750,000                     750,000     U.S. Treasury Note
                              1,225,000     1,225,000     U.S. Treasury Note
                  425,000     1,225,000     1,650,000     U.S. Treasury Note
                  775,000                     775,000     U.S. Treasury Note
                  200,000                     200,000     U.S. Treasury Note
                  902,000       592,000     1,494,000     U.S. Treasury Note
                  965,000                     965,000     U.S. Treasury Note
                  600,000       750,000     1,350,000     U.S. Treasury Note
                                650,000       650,000     U.S. Treasury Note
                  200,000                     200,000     U.S. Treasury Note

                                                          Total US Government Agency Obligations

                                                          Total Investments - 100%

U.S. Treasury Bill                                                 4.470  04/08/99               1,800,015    1,199,014    2,999,029
U.S. Treasury Bill                                                 4.490  04/08/99                 164,177       89,551      253,728
U.S. Treasury Note                                                 5.250  01/31/01                 500,971                   500,971
U.S. Treasury Note                                                 6.250  02/15/03                 712,879    1,056,920    1,769,799
U.S. Treasury Note                                                 6.250  02/15/07               1,052,437    1,052,437    2,104,874
U.S. Treasury Note                                                 6.375  03/31/01                              204,689      204,689
U.S. Treasury Note                                                 6.375  05/15/99                 752,553                   752,553
U.S. Treasury Note                                                 6.500  05/15/05                            1,297,018    1,297,018
U.S. Treasury Note                                                 5.625  05/15/08                 433,104    1,248,359    1,681,463
U.S. Treasury Note                                                 6.750  05/31/99                 778,715                   778,715
U.S. Treasury Note                                                 6.625  06/30/01                 206,259                   206,259
U.S. Treasury Note                                                 6.250  08/31/00                 916,122      601,268    1,517,390
U.S. Treasury Note                                                 6.125  09/30/00                 979,072                   979,072
U.S. Treasury Note                                                 6.500  10/15/06                 639,604      799,505    1,439,109
U.S. Treasury Note                                                 6.250  10/31/01                              666,566      666,566
U.S. Treasury Note                                                 5.875  11/15/99                 201,350                   201,350
                                                                                     -----------------------------------------------
                                                                                                 9,237,766    9,291,343   18,529,109
                                                                                                                         -----------
Total US Government Agency Obligations                                                                                    70,235,748
                                                                                                                         -----------
Total Investments - 100%                                                                                                 371,738,454

                               Time Horizon Funds
                                  Portfolio 1
                                  Portfolio 2
                         Nations Asset Allocation Fund
         Notes to Pro Forma Combining Financial Statements (unaudited)

1.   Basis of Combination

Time Horizon Funds and Nations Institutional Reserves (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of February 28, 1999 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of March 1,1998. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at February 28, 1999 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Time Horizon Funds Portfolio 1 and Portfolio 2 in exchange for shares of Nations Asset Allocation Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Time Horizon Funds Portfolio 1 and Portfolio 2 for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2. Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Asset Allocation Fund at the time of the Reorganization at the combined level of average net assets for the twelve month period ended February 28, 1999.

               Nations Asset Allocation / Time Horizon Portfolios
            Pro Forma Combining Statement of Net Assets (Unaudited)
                                    28-Feb-99

                                                              Time Horizon I          Asset          Adjustments to       Pro Forma
                                                                   & III            Allocation         Pro Forma          Combined
                                                                (in 000's)          (in 000's)         (in 000's)        (in 000's)
                                                              ---------------------------------------------------------------------
Total Investments                                               $  91,232           $ 287,005          $      --          $ 378,237

Other Assets and Liabilities:
Receivable for investments sold                                        --                  --                 --                 --
Payable for investments purchased                                      --                  --                 --                 --
Other assets and liabilities, net                               ($  1,831)                255                 --             (1,576)
                                                              ---------------------------------------------------------------------
Total Other Assets and Liabilities                                 (1,831)                255                 --             (1,576)
                                                              ---------------------------------------------------------------------

Net Assets                                                         89,401             287,260                 --            376,661
                                                              =====================================================================

Net Assets by Class:
A Shares (Investor A)                                              21,832              72,081                 --             93,913
B Shares (Investor B)                                              66,689               5,566                 --             72,255
K Shares (Investor C)                                                 880               1,792                 --              2,672
SFR Shares (Seafirst)                                                  --             207,821                 --            207,821
Primary A                                                              --                  --                 --                 --
Primary B                                                              --                  --                 --                 --
                                                              ---------------------------------------------------------------------
                                                                   89,401             287,260                 --            376,661
                                                              ---------------------------------------------------------------------
Shares Outstanding by Class:
A Shares (Investor A)                                               1,751               3,203               (780)             4,174
B Shares (Investor B)                                               5,388                 248             (2,418)             3,218
K Shares (Investor C)                                                  68                  80                (29)               119
SFR Shares (Seafirst)                                                  --              12,217                 --             12,217
Primary A                                                              --                  --                 --                 --
Primary B                                                              --                  --                 --                 --
                                                              ---------------------------------------------------------------------
                                                                    7,207              15,748             (3,227)            19,728
                                                              ---------------------------------------------------------------------
Net Asset Value per Share by Class:
A Shares (Investor A)                                           $   12.47           $   22.50          $      --          $   22.50
B Shares (Investor B)                                           $   12.38           $   22.45          $      --          $   22.45
K Shares (Investor C)                                           $   12.99           $   22.45          $      --          $   22.45
SFR Shares (Seafirst)                                                 n/a           $   17.01          $      --          $   17.01

               Nations Asset Allocation / Time Horizon Portfolios
            Pro Forma Combining Statement of Operations (Unaudited)
                                    28-Feb-99

                                                              Time Horizon I          Asset          Adjustments to       Pro Forma
                                                                   & III            Allocation         Pro Forma          Combined
                                                                (in 000's)          (in 000's)         (in 000's)        (in 000's)
                                                              ---------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                        $  2,747            $  7,782           $     --           $ 10,529
Dividends                                                       $    717               1,978                 --              2,695
                                                              ---------------------------------------------------------------------
Total Investment Income                                            3,464               9,760                 --             13,224
                                                              ---------------------------------------------------------------------

EXPENSES:
Investment Advisory                                                  374               1,089                923(a)           2,386
Administration                                                       187                 408                250(a)             845
Transfer Agent                                                       193                 133               (142)(b)            184
Custodian                                                             66                 117               (146)(b)             37
Legal and Audit Fees                                                 109                  20                (67)(b)             62
Registration & Filing                                                 37                  16                 --                 53
Trustees' Fees                                                        47                   6                (33)(b)             20
Interest Expense                                                      --                  --                 --                 --
Other expenses                                                       219                 100               (293)(b)             26
                                                              ---------------------------------------------------------------------
Subtotal                                                           1,232               1,889                492              3,613
                                                              ---------------------------------------------------------------------

Shareholder Servicing and Distribution Fees
A Shares (Investor A)                                                 57                 170                 --                227
B Shares (Investor B)                                                697                  14                 11(d)             722
K Shares (Investor C)                                                  5                  15                  3(a)              23
SFR Shares (Seafirst)                                                 --                 504                 --                504
Primary A                                                             --                  --                 --                 --
Primary B                                                             --                  --                 --                 --
                                                              ---------------------------------------------------------------------
                                                                     759                 703                 14              1,476
                                                              ---------------------------------------------------------------------
Fees waived and/or reimbursed by investment
advisor, administrator and/or distributor                           (339)                (28)              (248)(c)           (615)
                                                              ---------------------------------------------------------------------
Total Expenses                                                     1,652               2,564                257              4,473
                                                              ---------------------------------------------------------------------

NET INVESTMENT INCOME                                              1,812               7,196               (257)             8,751
                                                              ---------------------------------------------------------------------

NET REALIZED GAIN/(LOSS) ON
INVESTMENTS:                                                      12,968              30,046                 --             43,014
                                                              ---------------------------------------------------------------------

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                                      $ 14,780            $ 37,242           ($   257)          $ 51,765
                                                              =====================================================================

Legend:

(a)  Reflects adjustment to the acquiring fund contractual fee obligation.
(b)  Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Increase in B shares is a result of Asset Allocation B shares not commencing operations until July 15, 1998.

Note: Organizational costs of merged fund will be assumed by NBAI prior to the merger date. These costs have not been reflected in the proforma financial statements.
                  See Notes to Pro Forma Financial Statements

               Nations Asset Allocation / Time Horizon Portfolios
            Pro Forma Combining Schedule of Investments (Unaudited)
                                    28-Feb-99

  Asset      Time        Time                                                           Asset        Time        Time        Total
Allocation Horizon I  Horizon III    Total        Description                         Allocation   Horizon I  Horizon III
 Shares /   Shares /    Shares /   Shares /                                             Market      Market      Market      Market
   Par        Par         Par        Par                                                 Value       Value       Value       Value

                                             Common Stock - 53.91%

                                             Aerospace - 0.81%
                           500         500   Alliant Techsystems, Inc.                                           39,594       39,594
               400       1,400       1,800   Cordant Technologies, Inc.                              15,575      54,512       70,087
               300         900       1,200   Goodrich (B.F.) Co.                                     10,237      30,712       40,949
               500       1,600       2,100   Sundstrand Corp.                                        33,844     108,300      142,144
 20,100        700       1,700      22,500   United Technologies Corp.                  2,489,887    86,712     210,587    2,787,186
                                                                                       ---------------------------------------------
                                                                                        2,489,887   146,368     443,705    3,079,960
                                             Airlines - 0.29%
               300       1,000       1,300   Alaska Air Group, Inc.                                  15,206      50,687       65,893
                           100         100   Comair Holdings, Inc.                                                3,762        3,762
 11,000        500       1,000      12,500   Delta Air Lines, Inc.                        668,937    30,406      60,812      760,155
  3,900        200         600       4,700   UAL Corp.                                    233,025    11,950      35,850      280,825
                                                                                       ---------------------------------------------
                                                                                          901,962    57,562     151,111    1,110,635
                                             Apparel/Textile - 0.28%
                         2,600       2,600   Burlington Industries, Inc.                                         16,087       16,087
               500       1,600       2,100   Cintas Corp.                                            35,375     113,200      148,575
             1,100       3,500       4,600   Jones Apparel Group, Inc.                               30,731      97,781      128,512
                           900         900   Kellwood Co.                                                        23,006       23,006
  8,000        700       2,100      10,800   Tommy Hilfiger Corp.                         552,500    48,344     145,031      745,875
                                                                                       ---------------------------------------------
                                                                                          552,500   114,450     395,105    1,062,055
                                             Automobiles - 0.91%
 14,600        600       1,500      16,700   General Motors Corp.                       1,205,412    49,537     123,844    1,378,793
               600       1,900       2,500   Arvin Industries, Inc.                                  21,750      68,875       90,625
 26,300      1,000       2,600      29,900   Ford Motor Co.                             1,559,919    59,312     154,212    1,773,443
               400       1,200       1,600   Harley-Davidson, Inc.                                   23,125      69,375       92,500
             1,200       4,100       5,300   Meritor Automotive, Inc.                                19,050      65,087       84,137
                           900         900   Superior Industries International, Inc.                             22,275       22,275
                                                                                       ---------------------------------------------
                                                                                        2,765,331   172,774     503,668    3,441,773

                                             Banks/Savings & Loans - 4.46%
               950       3,125       4,075   AmSouth Bancorporation                                  44,650     146,875      191,525
               500       2,700       3,200   Astoria Financial Corp.                                 22,656     122,344      145,000
 27,540      1,400       3,600      32,540   Banc One Corp.                             1,480,275    75,250     193,500    1,749,025
 39,600      1,600       4,000      45,200   Bank of New York Co., Inc.                 1,383,525    55,900     139,750    1,579,175
 43,000      1,600       4,000      48,600   Chase Manhattan Corp.                      3,423,875   127,400     318,500    3,869,775
             1,100       3,500       4,600   City National Corp.                                     35,475     112,875      148,350
                           556         556   Commerce Bancorp, Inc.                                              24,742       24,742
                         1,000       1,000   Cullen/Frost Bankers, Inc.                                          47,312       47,312
             1,300       4,200       5,500   Dime Bancorp, Inc.                                      32,175     103,950      136,125
                         2,000       2,000   FirstFed Financial Corp.                                            33,875       33,875
 62,700      2,200       5,600      70,500   Fleet Financial Group, Inc.                2,692,181    94,462     240,450    3,027,093
                         1,100       1,100   HUBCO, Inc.                                                         36,094       36,094
 24,900      1,000       2,400      28,300   Mellon Bank Corp.                          1,683,862    67,625     162,300    1,913,787
 16,800        400       1,700      18,900   National City Corp.                        1,173,900    27,950     118,787    1,320,637
             1,900       6,100       8,000   North Fork Bancorporation, Inc.                         41,800     134,200      176,000
             1,240       3,920       5,160   Old Kent Financial Corp.                                54,405     171,990      226,395
 12,800                             12,800   PNC Bank Corp.                               666,400                            666,400
                         1,400       1,400   Trustmark Corp.                                                     29,662       29,662
 36,000      1,500       4,400      41,900   Wells Fargo Co.                            1,323,000    55,125     161,700    1,539,825
                                                                                       ---------------------------------------------
                                                                                       13,827,018   734,873   2,298,906   16,860,797
                                             Beverages - 1.44%
 27,800      1,100       2,700      31,600   Anheuser-Busch Cos., Inc.                  2,131,912    84,356     207,056    2,423,324
                           500         500   Canandaigua Brands, Inc.                                            26,687       26,687
 29,000      1,100       2,700      32,800   Coca-Cola Co.                              1,854,187    70,331     172,631    2,097,149
 12,000                             12,000   Coca-Cola Enterprises, Inc.                  372,000                            372,000
               200         600         800   Coors, (Adolph) Co., Class B                            11,912      35,737       47,649
 11,000        400       1,000      12,400   PepsiCo, Inc.                                413,875    15,050      37,625      466,550
                                                                                       ---------------------------------------------
                                                                                        4,771,974   181,649     479,736    5,433,359
                                             Building Related/Appliance - 0.32%
                         1,500       1,500   AptarGroup, Inc.                                                    41,062       41,062
 16,800        600       1,700      19,100   Centex Corp.                                 618,450    22,087      62,581      703,118
                           700         700   Hughes Supply, Inc.                                                 14,131       14,131
                         1,800       1,800   M.D.C. Holdings, Inc.                                               32,062       32,062
               500       2,800       3,300   Mohawk Industries, Inc.                                 16,250      91,000      107,250
                         1,600       1,600   Ryland Group, Inc.                                                  40,800       40,800
             1,000       3,200       4,200   Shaw Industries, Inc.                                   21,937      70,200       92,137
               500       1,900       2,400   Southdown, Inc.                                         23,594      89,656      113,250
               200         800       1,000   USG Corp.                                               10,025      40,100       50,125
                                                                                       ---------------------------------------------
                                                                                          618,450    93,893     481,592    1,193,935

                                             Chemicals - 0.79%
               900       2,800       3,700   Crompton & Knowles Corp.                                16,650      51,800       68,450
                           100         100   Cytec Industries, Inc.                                               2,681        2,681
 13,800        500       1,400      15,700   Dow Chemical Co.                           1,357,575    49,187     137,725    1,544,487
 11,000        500       1,100      12,600   Du Pont (E. I.) De Nemours & Co.             564,437    25,656      56,444      646,537
               500       1,500       2,000   Ecolab, Inc.                                            19,937      59,812       79,749
               600       3,300       3,900   GenCorp, Inc.                                           12,037      66,206       78,243
    800        200         200       1,200   Rohm & Haas Co.                               25,000     6,250       6,250       37,500
               500       1,600       2,100   Schulman (A.), Inc.                                      8,250      26,400       34,650
                         1,100       1,100   Scotts Co., Class A                                                 35,612       35,612
 18,000      1,900       5,500      25,400   Solutia, Inc.                                320,625    33,844      97,969      452,438
                                                                                       ---------------------------------------------
                                                                                        2,267,637   171,811     540,899    2,980,347
                                             Commercial Services - 0.24%
             1,100       3,500       4,600   ACNielsen Corp.                                         28,600      91,000      119,600
                           900         900   ADVO, Inc.                                                          18,000       18,000
               300       1,000       1,300   Convergys Corp.                                          5,194      17,312       22,506
 10,900        600       1,600      13,100   Fluor Corp.                                  383,544    21,112      56,300      460,956
               400       1,100       1,500   Galileo International, Inc.                             20,200      55,550       75,750
                         1,300       1,300   Interim Services, Inc.                                              24,700       24,700
                           200         200   Lason Holdings, Inc.                                                10,837       10,837
                         1,100       1,100   MedQuist, Inc.                                                      37,606       37,606
                           500         500   National Data Corp.                                                 24,156       24,156
                           900         900   Personnel Group of America, Inc.                                    11,869       11,869
               400       1,100       1,500   Robert Half International, Inc.                         14,400      39,600       54,000
                           800         800   Valassis Communications, Inc.                                       38,400       38,400
                                                                                       ---------------------------------------------
                                                                                          383,544    89,506     425,330      898,380
                                             Communications - 1.99%
               900       3,000       3,900   American Power Conversion Corp.                         32,287     107,625      139,912
 23,900      1,250       3,025      28,175   Cisco Systems, Inc.                        2,337,719   122,266     295,883    2,755,868
                           900         900   Level One Communications, Inc.                                      30,150       30,150
 27,100      1,100       2,600      30,800   Lucent Technologies, Inc.                  2,752,344   111,719     264,062    3,128,125
  4,050                              4,050   Sprint Corp. (PCS Group)                     129,094                            129,094
 14,100        600       1,500      16,200   Tellabs, Inc.                              1,128,881    48,037     120,094    1,297,012
                         1,400       1,400   Xircom, Inc.                                                        47,600       47,600
                                                                                       ---------------------------------------------
                                                                                        6,348,038   314,309     865,414    7,527,761
                                             Computer Hardware - 3.36%
 39,100      1,500       3,900      44,500   Dell Computer Corp.                        3,132,887   120,187     312,487    3,565,561
 35,000      1,900       3,700      40,600   EMC Corp.                                  3,583,125   194,512     378,787    4,156,424
                           800         800   Hutchinson Technology, Inc.                                         24,900       24,900
  5,900        200         600       6,700   International Business Machines Corp.      1,003,000    34,000     102,000    1,139,000
                         1,800       1,800   InterVoice, Inc.                                                    19,575       19,575
               600       1,800       2,400   Lexmark International Group, Inc.                       61,912     185,737      247,649

               600       2,000       2,600   NCR Corp.                                               24,562      81,875      106,437
 18,000        700       1,700      20,400   Seagate Technology, Inc.                     520,875    20,256      49,194      590,325
 18,400        800       2,000      21,200   Solectron Corp.                              822,250    35,750      89,375      947,375
 16,300        600       1,600      18,500   Sun Microsystems, Inc.                     1,586,194    58,387     155,700    1,800,281
               450       1,350       1,800   Symbol Technologies, Inc.                               23,850      71,550       95,400
                           800         800   Zebra Technologies Corp., Class A                                   20,650       20,650
                                                                                       ---------------------------------------------
                                                                                       10,648,331   573,416   1,491,830   12,713,577
                                             Computer Services & Software - 3.53%
               400       1,000       1,400   Adobe Systems, Inc.                                     16,100      40,250       56,350
                           600         600   Affiliated Computer Services, Inc.                                  27,750       27,750
 10,400        400       1,000      11,800   America Online, Inc.                         924,950    35,575      88,937    1,049,462
                         1,000       1,000   American Management Systems, Inc.                                   33,375       33,375
               300         900       1,200   BMC Software, Inc.                                      12,262      36,787       49,049
               700       2,400       3,100   Cadence Design Systems, Inc.                            16,844      57,750       74,594
                         1,400       1,400   CIBER, Inc.                                                         35,175       35,175
               400       1,200       1,600   Citrix Systems, Inc.                                    30,850      92,550      123,400
 10,100        700       1,800      12,600   Compuware Corp.                              564,969    39,156     100,687      704,812
               300       1,000       1,300   Electronic Arts, Inc.                                   11,962      39,875       51,837
                         1,100       1,100   Macromedia, Inc.                                                    33,619       33,619
                           500         500   Mercury Interactive Corp.                                           32,406       32,406
 50,900      1,900       4,900      57,700   Microsoft Corp.                            7,641,362   285,237     735,612    8,662,211
                           800         800   National Computer Systems, Inc.                                     25,625       25,625
               750       2,500       3,250   Network Associates, Inc.                                35,250     117,500      152,750
 31,400      1,200       3,000      35,600   Oracle Corp.                               1,754,475    67,050     167,625    1,989,150
               500       1,600       2,100   Rational Software Corp.                                 14,844      47,500       62,344
               600       1,900       2,500   Siebel Systems, Inc.                                    26,400      83,600      110,000
                         1,000       1,000   Sterling Software, Inc.                                             25,500       25,500
               500       1,600       2,100   Symantec Corp.                                           9,031      28,900       37,931
                                                                                       ---------------------------------------------
                                                                                       10,885,756   600,561   1,851,023   13,337,340
                                             Cosmetics & Toiletries - 1.67%
 22,400      1,100       2,000      25,500   Avon Products, Inc.                          932,400    45,787      83,250    1,061,437
  8,600        300         900       9,800   Clorox Co.                                 1,017,487    35,494     106,481    1,159,462
             1,100       3,600       4,700   Dial Corp.                                              32,106     105,075      137,181
 15,700        600       1,600      17,900   Kimberly-Clark Corp.                         741,825    28,350      75,600      845,775
 30,700      1,200       3,000      34,900   Procter & Gamble Co.                       2,747,650   107,400     268,500    3,123,550
                                                                                       ---------------------------------------------
                                                                                        5,439,362   249,137     638,906    6,327,405
                                             Electrical Equipment - 1.64%
 54,400      2,100       5,300      61,800   General Electric Co.                       5,457,000   210,656     531,656    6,199,312
                                                                                       ---------------------------------------------
                                                                                        5,457,000   210,656     531,656    6,199,312

                                             Energy Related - 0.72%
               400       1,300       1,700   Allied Waste Industries, Inc.                            7,800      25,350       33,150
                           100         100   Gentex Corp.                                                         2,169        2,169
                         1,300       1,300   Newfield Exploration Co.                                            21,125       21,125
                         2,000       2,000   Offshore Logistics, Inc.                                            17,437       17,437
 30,400      1,200       3,000      34,600   PECO Energy Co.                            1,077,300    42,525     106,312    1,226,137
 26,000      1,200       3,100      30,300   Reliant Energy, Inc.                         697,125    32,175      83,119      812,419
               500       1,700       2,200   Tidewater, Inc.                                          9,406      31,981       41,387
 21,300      1,700       5,000      28,000   Transocean Offshore, Inc.                    439,312    35,062     103,125      577,499
                                                                                       ---------------------------------------------
                                                                                        2,213,737   126,968     390,618    2,731,323
                                             Entertainment - 1.37%
                           400         400   Anchor Gaming, Inc.                                                 16,025       16,025
 29,500      1,200       3,000      33,700   Carnival Corp.                             1,312,750    53,400     133,500    1,499,650
                         1,500       1,500   Hollywood Entertainment Corp.                                       41,156       41,156
               800       1,800       2,600   King World Productions, Inc.                            21,150      47,587       68,737
                         1,900       1,900   Musicland Stores Corp.                                              22,444       22,444
                           500         500   Polaris Industries, Inc.                                            14,125       14,125
 48,600      1,700       4,400      54,700   Time Warner, Inc.                          3,134,700   109,650     283,800    3,528,150
                                                                                       ---------------------------------------------
                                                                                        4,447,450   184,200     558,637    5,190,287
                                             Financial Services - 2.45%
 10,400        400       1,000      11,800   American Express Co.                       1,128,400    43,400     108,500    1,280,300
                           800         800   AmeriCredit Corp.                                                    8,900        8,900
                         1,200       1,200   Ameritrade Holding Corp. Class A                                    58,500       58,500
                           400         400   CCB Financial Corp.                                                 20,775       20,775
 19,200        850       1,950      22,000   Citigroup Inc.                             1,128,000    49,937     114,562    1,292,499
                           400         400   CMAC Investment Corp.                                               16,525       16,525
               600       1,800       2,400   Countrywide Credit Industries, Inc.                     22,725      68,175       90,900
                           714         714   Delphi Financial Group , Inc. Class A                               34,227       34,227
             1,000       3,300       4,300   Edwards (A.G.), Inc.                                    32,562     107,456      140,018
 23,400        900       2,300      26,600   Freddie Mac                                1,377,675    52,987     135,412    1,566,074
                         1,200       1,200   Legg Mason, Inc.                                                    33,975       33,975
 19,600        800       2,000      22,400   Morgan Stanley Dean Witter Discover & Co.  1,773,800    72,400     181,000    2,027,200
 22,800      1,000       2,450      26,250   Providian Financial Corp.                  2,328,450   102,125     250,206    2,680,781
                                                                                       ---------------------------------------------
                                                                                        7,736,325   376,136   1,138,213    9,250,674
                                             Food & Related - 0.94%
 23,600      1,200       3,100      27,900   Conagra, Inc.                                710,950    36,150      93,387      840,487
               500       2,500       3,000   Earthgrains Co.                                         12,281      61,406       73,687
               900       2,800       3,700   Flowers Industries, Inc.                                21,937      68,250       90,187
 11,800        700       1,700      14,200   Heinz (H.J.) Co.                             642,362    38,106      92,544      773,012
             1,000       3,300       4,300   IBP, Inc.                                               22,500      74,250       96,750
 20,700        800       2,100      23,600   Quaker Oats Co.                            1,130,737    43,700     114,712    1,289,149
             1,000       4,000       5,000   Ralcorp Holdings, Inc.                                  17,812      71,250       89,062
 10,100                             10,100   Sara Lee Corp.                               274,594                            274,594
               500       1,600       2,100   Vlasic Foods International                               6,094      19,500       25,594
                                                                                       ---------------------------------------------
                                                                                        2,758,643   198,580     595,299    3,552,522

                                             Hospital Management - 0.31%
                           600         600   Curative Health Services, Inc.                                       6,750        6,750
               500       1,600       2,100   Lincare Holdings, Inc.                                  17,813      57,000       74,813
                         1,900       1,900   Mariner Post Acute Network                                           4,156        4,156
               300       1,100       1,400   Omnicare, Inc.                                           7,181      26,331       33,512
               300         900       1,200   PacifiCare Health Systems, Inc., Class B                21,675      65,025       86,700
                           313         313   Priority Healthcare Corp, Class B                                   12,187       12,187
 15,300        600       1,600      17,500   United Healthcare Corp.                      754,481    29,588      78,900      862,969
                         1,000       1,000   Universal Health Services, Inc., Class B                            40,625       40,625
               200         600         800   Wellpoint Health Networks, Inc.                         15,775      47,325       63,100
                                                                                       ---------------------------------------------
                                                                                          754,481    92,032     338,299    1,184,812
                                             Hospital Supply - 1.29%
                         1,000       1,000   ADAC Laboratories                                                   17,875       17,875
 24,800      1,500       4,400      30,700   Biomet, Inc.                                 909,850    55,031     161,425    1,126,306
 22,400        900       1,900      25,200   Guidant Corp.                              1,276,800    51,300     108,300    1,436,400
               400       1,200       1,600   Hillenbrand Industries, Inc.                            16,750      50,250       67,000
                         1,400       1,400   Integrated Health Services, Inc.                                     8,312        8,312
  9,700        300         800      10,800   Johnson & Johnson Co.                        828,137    25,613      68,300      922,050
 15,600        400         900      16,900   Medtronic, Inc.                            1,101,750    28,250      63,563    1,193,563
                         1,900       1,900   Owens & Minor, Inc. Holding Co.                                     24,225       24,225
                           600         600   Patterson Dental Co.                                                24,300       24,300
                           600         600   Safeskin Corp.                                                      13,950       13,950
                           800         800   VISIX, Inc.                                                         49,400       49,400
                                                                                       ---------------------------------------------
                                                                                        4,116,537   176,944     589,900    4,883,381
                                             Insurance - 1.79%
             1,200       4,000       5,200   Aflac, Inc.                                             52,950     176,500      229,450
 38,600      1,400       3,700      43,700   Allstate Corp.                             1,447,500    52,500     138,750    1,638,750
               500       1,600       2,100   AMBAC Financial Group, Inc.                             28,000      89,600      117,600
                         1,400       1,400   Capital Re Corp.                                                    23,450       23,450
 37,700      1,500       3,900      43,100   Conseco, Inc.                              1,128,644    44,906     116,756    1,290,306
                           500         500   Enhance Financial Services Group, Inc.                              11,844       11,844
 22,400        800       2,200      25,400   Equitable Cos., Inc.                       1,513,400    54,050     148,638    1,716,088
                           890         890   Fidelity National Financial, Inc.                                   17,800       17,800
                         1,700       1,700   First American Financial Corp.                                      39,844       39,844
                         1,500       1,500   Fremont General Corp.                                               29,625       29,625
 25,300      1,000       2,600      28,900   Hartford Financial Services Group, Inc.    1,367,781    54,063     140,563    1,562,407
               400       1,400       1,800   PMI Group, Inc.                                         17,250      60,375       77,625
                                                                                       ---------------------------------------------
                                                                                        5,457,325   303,719     993,745    6,754,789

                                             Machinery - 0.33%
                           900         900   Applied Power, Inc.                                                 21,713       21,713
               400       1,300       1,700   Briggs & Stratton Corp.                                 19,525      63,456       82,981
                           500         500   Graco, Inc.                                                         10,875       10,875
 17,200        700       1,700      19,600   Ingersoll-Rand Co.                           817,000    33,250      80,750      931,000
                         1,400       1,400   JLG Industries, Inc.                                                19,688       19,688
                         1,100       1,100   Manitowoc Co., Inc.                                                 40,563       40,563
               500       1,600       2,100   McDermott International, Inc.                            9,969      31,900       41,869
                         1,000       1,000   Terex Corp.                                                         25,625       25,625
               500       1,700       2,200   Trinity Industries, Inc.                                16,469      55,994       72,463
                                                                                       ---------------------------------------------
                                                                                          817,000    79,213     350,564    1,246,777
                                             Metal Fabrication - 0.00%
                           800         800   Intermet Corp.                                                      10,000       10,000
                           100         100   Quanex Corp.                                                         1,750        1,750
                                                                                       ---------------------------------------------
                                                                                                                 11,750       11,750
                                             Metals & Mining - 0.38%
  8,000        600       1,400      10,000   Alcoa Inc.                                   324,000    24,300      56,700      405,000
               600       1,700       2,300   Martin Marietta Materials, Inc.                         30,788      87,231      118,019
                           800         800   Stillwater Mining Co.                                               18,350       18,350
 31,300      1,300       2,500      35,100   USX-U.S. Steel Group, Inc.                   792,281    32,906      63,281      888,468
                                                                                       ---------------------------------------------
                                                                                        1,116,281    87,994     225,562    1,429,837
                                             Multi - Industry - 1.10%
 15,700        600       1,600      17,900   AlliedSignal, Inc.                           649,588    24,825      66,200      740,613
               700       2,400       3,100   Crane Co.                                               19,206      65,850       85,056
                         1,500       1,500   Mascotech, Inc.                                                     22,688       22,688
               500       1,500       2,000   Pentair, Inc.                                           18,938      56,813       75,751
 38,700      1,400       3,400      43,500   Tyco International Ltd.                    2,880,731   104,213     253,088    3,238,032
                                                                                       ---------------------------------------------
                                                                                        3,530,319   167,182     464,639    4,162,140
                                             Office Supplies - 0.03%
               500       1,400       1,900   Avery-Dennison Corp.                                    26,844      75,163      102,007
                                                                                       ---------------------------------------------
                                                                                                     26,844      75,163      102,007
                                             Oil (Domestic) - 0.37%
               600       1,800       2,400   Ashland, Inc.                                           26,700      80,100      106,800
                         1,300       1,300   Cabot Oil & Gas Corp.                                               14,219       14,219
                           900         900   Devon Energy Corp.                                                  21,094       21,094
               400       1,300       1,700   Murphy Oil Corp.                                        13,675      44,444       58,119
 16,900        600       1,500      19,000   Sunoco Inc.                                  514,394    18,263      45,656      578,313
 27,200      1,000       2,600      30,800   USX - Marathon Group                         562,700    20,688      53,788      637,176
                                                                                       ---------------------------------------------
                                                                                        1,077,094    79,326     259,301    1,415,721
                                             Oil (International) - 2.05%
 18,500        800       1,400      20,700   Chevron Corp.                              1,422,188    61,500     107,625    1,591,313
 50,900      2,100       5,100      58,100   Exxon Corp.                                3,388,031   139,781     339,469    3,867,281
 23,900      1,000       2,500      27,400   Mobil Corp.                                1,988,181    83,188     207,969    2,279,338
                                                                                       ---------------------------------------------
                                                                                        6,798,400   284,469     655,063    7,737,932

                                             Paper & Forest Products - 0.31%
               200         600         800   American Greetings Corp.                                 4,738      14,213       18,951
 11,500        500       1,100      13,100   Fort James Corp.                             343,563    14,938      32,863      391,364
               800       2,600       3,400   Georgia Pacific Corp.                                   16,300      52,975       69,275
 23,400      1,500       4,500      29,400   Owens-Illinois, Inc.                         560,138    35,906     107,719      703,763
                                                                                       ---------------------------------------------
                                                                                          903,701    71,882     207,770    1,183,353
                                             Pharmaceuticals - 5.13%
 13,300        500       1,200      15,000   Allergan, Inc.                             1,083,950    40,750      97,800    1,222,500
                         1,100       1,100   Alpharma, Inc. Class A                                              41,663       41,663
  2,900        200         200       3,300   Bausch & Lomb, Inc.                          174,906    12,063      12,063      199,032
             1,000       3,200       4,200   Bergen Brunswig Corp.                                   24,438      78,200      102,638
                           800         800   Bindley Western Industries, Inc.                                    21,050       21,050
 12,800      1,100       3,200      17,100   Biogen, Inc.                               1,230,400   105,738     307,600    1,643,738
 21,100        800       2,100      24,000   Bristol-Meyers Squibb Co.                  2,657,281   100,750     264,469    3,022,500
 11,300      1,247       3,527      16,074   Cardinal Health, Inc.                        815,719    90,018     254,605    1,160,342
                           100         100   Immunex Corp.                                                       14,150       14,150
 24,400      1,000       2,500      27,900   Lilly (Eli)& Co.                           2,310,375    94,688     236,719    2,641,782
                           600         600   Medimmune, Inc.                                                     33,000       33,000
 17,000        600       1,800      19,400   Merck & Co., Inc.                          1,389,750    49,050     147,150    1,585,950
               700       2,400       3,100   Mylan Laboratories, Inc.                                19,119      65,550       84,669
 12,700        500       1,200      14,400   Pfizer, Inc.                               1,675,606    65,969     158,325    1,899,900
                         1,300       1,300   Roberts Pharmaceutical Corp.                                        29,413       29,413
 43,000      2,200       5,600      50,800   Schering-Plough Corp.                      2,405,313   123,063     313,250    2,841,626
 36,200        900       2,300      39,400   Warner-Lambert Co.                         2,500,063    62,156     158,844    2,721,063
               600       2,400       3,000   Watson Pharmaceuticals, Inc.                            28,988     115,950      144,938
                                                                                       ---------------------------------------------
                                                                                       16,243,363   816,790   2,349,801   19,409,954
                                             Printing & Publishing - 1.03%
                           400         400   Consolidated Graphics, Inc.                                         24,300       24,300
  8,700        400         900      10,000   McGraw-Hill Cos., Inc.                       952,106    43,775      98,494    1,094,375
                           600         600   Metro Networks, Inc.                                                27,000       27,000
 11,000        500       1,300      12,800   New York Times Co., Class A                  341,000    15,500      40,300      396,800
               300       1,000       1,300   Scholastic Corp.                                        14,775      49,250       64,025
 22,500        800       2,200      25,500   Viacom, Inc., Class B                      1,988,437    70,700     194,425    2,253,562
                         1,000       1,000   World Color Press, Inc.                                             24,813       24,813
                                                                                       ---------------------------------------------
                                                                                        3,281,543   144,750     458,582    3,884,875

                                             Restaurants/Lodging - 0.31%
               800       2,600       3,400   Bob Evans Farms, Inc.                                   17,250      56,063       73,313
               800       2,500       3,300   Brinker International, Inc.                             23,150      72,344       95,494
                         1,100       1,100   CEC Entertainment, Inc.                                             33,000       33,000
               700       2,300       3,000   Darden Restaurants, Inc.                                15,400      50,600       66,000
  8,200        300         800       9,300   McDonald's Corp.                             697,000    25,500      68,000      790,500
               347       1,087       1,434   Promus Hotel Corp.                                      12,210      38,249       50,459
                         1,300       1,300   Ruby Tuesday, Inc.                                                  24,213       24,213
                         3,100       3,100   Ryan's Family Steak Houses, Inc.                                    35,263       35,263
                                                                                       ---------------------------------------------
                                                                                          697,000    93,510     377,732    1,168,242
                                             Retail - 3.13%
               500       1,600       2,100   Abercrombie & Fitch Co., Class A                        38,000     121,600      159,600
                           900         900   AnnTaylor Stores Corp.                                              34,031       34,031
               700       2,200       2,900   Best Buy Co., Inc.                                      64,925     204,050      268,975
                         1,400       1,400   Cato Corp., Class A                                                 13,300       13,300
 29,900      1,100       2,900      33,900   Gap, Inc.                                  1,934,156    71,156     187,594    2,192,906
               400       1,300       1,700   Hertz Corp.                                             15,925      51,756       67,681
 24,000        900       2,300      27,200   Home Depot, Inc.                           1,432,500    53,719     137,281    1,623,500
                           700         700   Linens 'N Things, Inc.                                              25,200       25,200
 28,600      1,500       3,100      33,200   Lowe's Cos., Inc.                          1,696,337    88,969     183,869    1,969,175
             2,300       7,200       9,500   OfficeMax, Inc.                                         17,825      55,800       73,625
                           700         700   Pillowtex Corp.                                                     16,975       16,975
                           900         900   Rent-A-Center, Inc.                                                 22,838       22,838
               700       3,400       4,100   Ross Stores, Inc.                                       32,025     155,550      187,575
 20,600      1,500       3,900      26,000   TJX Cos., Inc.                               588,388    42,844     111,394      742,626
                           300         300   United Stationers, Inc.                                              5,494        5,494
 45,100      1,800       4,400      51,300   Wal-Mart Stores, Inc.                      3,895,513   155,475     380,050    4,431,038
                           700         700   Zale Corp.                                                          23,188       23,188
                                                                                       ---------------------------------------------
                                                                                        9,546,894   580,863   1,729,970   11,857,727
                                             Retail Food/Drug - 0.61%
 11,700        500         900      13,100   Albertson's, Inc.                            666,900    28,500      51,300      746,700
                           600         600   Great Atlantic & Pacific Tea Co., Inc.                              18,938       18,938
                         1,100       1,100   Richfood Holdings, Inc.                                             26,125       26,125
 23,200        800       2,100      26,100   Safeway, Inc.                              1,339,800    46,200     121,275    1,507,275
                                                                                       ---------------------------------------------
                                                                                        2,006,700    74,700     217,638    2,299,038
                                             Semi-Conductors/Instrumentation - 2.09%
               600       1,800       2,400   Altera Corp.                                            29,175      87,525      116,700
               200       1,100       1,300   Comverse Technology, Inc.                               14,350      78,925       93,275
                           600         600   Electro Scientific Industries, Inc.                                 21,938       21,938
 42,100      1,700       4,200      48,000   Intel Corp.                                5,049,369   203,894     503,738    5,757,001
               300       1,600       1,900   Lattice Semiconductor Corp.                             11,963      63,800       75,763
             1,000       3,000       4,000   Linear Technology Corp.                                 43,813     131,438      175,251
                         1,000       1,000   Plexus Corp.                                                        32,688       32,688

               200       1,300       1,500   PMC-Sierra, Inc.                                        14,175      92,138      106,313
 24,800        900       2,400      28,100   Rockwell International Corp.               1,102,050    39,994     106,650    1,248,694
                           600         600   Sanmina Corp.                                                       31,350       31,350
                         1,500       1,500   Vitesse Semiconductors Corp.                                        68,906       68,906
               600       1,700       2,300   Xilinx, Inc.                                            41,850     118,575      160,425
                                                                                       ---------------------------------------------
                                                                                        6,151,419   399,214   1,337,671    7,888,304
                                             Tobacco - 0.59%
 49,700      1,900       5,500      57,100   Philip Morris Cos., Inc.                   1,944,513    74,338     215,188    2,234,039
                                                                                       ---------------------------------------------
                                                                                        1,944,513    74,338     215,188    2,234,039
                                             Transportation - 0.22%
 17,100        700       2,100      19,900   Burlington Northern Santa Fe Corp.           566,438    23,188      69,563      659,189
               300         900       1,200   Kansas City Southern Industries, Inc.                   14,025      42,075       56,100
                         1,000       1,000   M.S. Carriers, Inc.                                                 27,000       27,000
                           100         100   Swift Transportation Co., Inc.                                       2,994        2,994
               400       2,200       2,600   USFreightways Corp.                                     12,750      70,125       82,875
                                                                                       ---------------------------------------------
                                                                                          566,438    49,963     211,757      828,158
                                             Utilities - Electric - 0.81%
             1,300       4,100       5,400   Allegheny Energy, Inc.                                  38,594     121,719      160,313
               600       1,900       2,500   BEC Energy                                              21,863      69,231       91,094
                           800         800   Calpine Corp.                                                       26,200       26,200
               800       2,700       3,500   CMS Energy Corp.                                        33,100     111,713      144,813
             1,800       5,800       7,600   Conectiv Inc.                                           38,138     122,888      161,026
               650       2,050       2,700   DQE, Inc.                                               24,822      78,284      103,106
 30,500      1,100       2,900      34,500   Edison International                         777,750    28,050      73,950      879,750
               800       2,400       3,200   Energy East Corp.                                       42,900     128,700      171,600
               400       1,300       1,700   FirstEnergy Corp.                                       11,700      38,025       49,725
 18,500        700       1,700      20,900   FPL Group, Inc.                              951,594    36,006      87,444    1,075,044
               800       2,500       3,300   NIPSCO Industries, Inc.                                 20,750      64,844       85,594
               900       3,000       3,900   Public Service Co. of New Mexico                        13,837      46,125       59,962
                         1,100       1,100   TNP Enterprises, Inc.                                               32,175       32,175
                           500         500   United Illuminating Co.                                             22,188       22,188
                                                                                       ---------------------------------------------
                                                                                        1,729,344   309,760   1,023,486    3,062,590
                                             Utilities - Gas & Pipeline - 0.39%
 31,400      1,100       2,800      35,300   Coastal Corp.                              1,004,800    35,200      89,600    1,129,600
             1,200       3,900       5,100   El Paso Energy Corp.                                    43,725     142,106      185,831
                         1,400       1,400   Energen Corp.                                                       19,600       19,600
               500       1,800       2,300   NICOR, Inc.                                             19,094      68,738       87,832
                           400         400   Piedmont Natural Gas Co., Inc.                                      13,650       13,650
                         1,000       1,000   Southwest Gas Corp.                                                 28,750       28,750
                                                                                       ---------------------------------------------
                                                                                        1,004,800    98,019     362,444    1,465,263
                                             Utilities - Telephone - 4.43%
  5,400      1,100       3,000       9,500   Ameritech Corp.                              353,025    71,913     196,125      621,063
 32,600      1,500       4,000      38,100   AT&T Corp.                                 2,677,275   123,188     328,500    3,128,963
             1,100       2,800       3,900   Bell Atlantic Corp.                                     63,181     160,825      224,006
 70,600      2,300       6,300      79,200   BellSouth Corp.                            3,265,250   106,375     291,375    3,663,000
               700       2,200       2,900   Century Telephone Enterprises, Inc.                     43,225     135,850      179,075
               400       1,100       1,500   Cincinnati Bell, Inc.                                    7,900      21,725       29,625
 26,300        200         500      27,000   GTE Corp.                                  1,706,213    12,975      32,438    1,751,626
                           900         900   Inter-Tel, Inc.                                                     15,863       15,863
 56,424      1,100       3,100      60,624   MCI Worldcom, Inc.                         4,654,980    90,750     255,750    5,001,480
  8,100        200         400       8,700   Sprint Corp.                                 695,081    17,163      34,325      746,569
 23,900        900       2,300      27,100   U S WEST, Inc.                             1,274,169    47,981     122,619    1,444,769
                                                                                       ---------------------------------------------
                                                                                       14,625,993   584,651   1,595,395   16,806,039
                                                                                                                         -----------
                                             Total Common Stock                                                          203,908,170

                                             Convertible Preferred Stock - 0.07%

                                             Convertible Preferred Stock - 0.07%
  4,845                              4,845   Sealed Air Corp.                             249,518                            249,518
                                                                                       ---------------------------------------------
                                                                                          249,518                            249,518
                                                                                                                         -----------
                                             Total Convertible Preferred Stock                                               249,518

  Asset       Time        Time
Allocation  Horizon I  Horizon III      Total          Description
 Shares /    Shares /    Shares /     Shares /
   Par         Par         Par          Par

                                                       Corporate Bonds - 14.39%

                                                       Building Products - 0.68%
 1,350,000                             1,350,000       Hanson Overseas B.V. Senior Notes
 1,100,000                             1,100,000       USG Corp. Senior Notes

                                                       Chemicals - 0.40%
 1,500,000                             1,500,000       Praxair, Inc. Notes

                                                       Computer Hardware - 0.13%
               500,000                   500,000       International Business Machines Corp.

                                                       Containers - 0.28%
 1,050,000                             1,050,000       Crown Cork & Seal PLC Company Guarenteed Notes

                                                       Financial Services - 6.39%
 1,000,000                             1,000,000       Associates Corp. of North America Debentures
               525,000     375,000       900,000       Banc One Corp.
 1,400,000                             1,400,000       Banco Latinoamericano Bank Guarenteed Notes 144A
 1,100,000                             1,100,000       Bear Stearns Co. Senior Notes
               400,000     400,000       800,000       Bear Stearns Cos., Inc.
 1,600,000                             1,600,000       BHP Finance USA Ltd. Debentures
 1,400,000                             1,400,000       Capital One Bank Notes
 1,400,000                             1,400,000       Case Credit Corp. Notes
               500,000     500,000     1,000,000       Chrysler Financial Corp.
               200,000     100,000       300,000       Countrywide Home Loan
 2,200,000                             2,200,000       Finova Capital Corp. Notes
               250,000     500,000       750,000       General Motors Acceptance Corp.
 1,000,000                             1,000,000       GMAC Notes.
               250,000     250,000       500,000       Household Finance Corp.
               200,000     100,000       300,000       Household Netherlands BV
               500,000     500,000     1,000,000       International Lease Finance Corp.
 1,200,000                             1,200,000       Lehman Brothers Holdings Co. Senior Notes
               350,000                   350,000       Merrill Lynch & Co., Inc.
               750,000                   750,000       Morgan Stanley Dean Witter Discover & Co.
 1,200,000                             1,200,000       Newcourt Credit Group Notes 144A
 1,250,000                             1,250,000       Paine Webber Group, Inc. Senior Notes
 1,100,000                             1,100,000       PSEG Capital Corp. Notes 144A
 1,300,000                             1,300,000       Salomon Smith Barney Holdings, Inc. Notes
                           260,000       260,000       Transamerica Finance Corp.

                                                       Food & Related - 0.47%
                           300,000       300,000       Hershey Foods Co.
 1,500,000                             1,500,000       Nabisco, Inc. Notes

                                                       Funeral Services - 0.29%
 1,100,000                             1,100,000       Service Corp. International Senior Notes

                                                       Instruments/Controls - 0.30%
 1,200,000                             1,200,000       Thermo Electron Corp. Notes

                                                       Insurance - 0.68%
 1,000,000                             1,000,000       AON Corp. Notes
 1,500,000                             1,500,000       MCN Investment Corp. Notes

                                                       Multi-Industry - 0.27%
               500,000     500,000     1,000,000       Honeywell, Inc.

                                                       Multi - Media - 0.98%
 1,200,000                             1,200,000       Cox Radio, Inc. Company Guarenteed Notes
 1,250,000                             1,250,000       News America Inc. Senior Notes
 1,250,000                             1,250,000       Time Warner Inc., Pass-Through Certificates 144A

                                                                                        Asset        Time        Time        Total
     Description                                                                      Allocation   Horizon I  Horizon III
                                                                                        Market      Market      Market      Market
                                                                                         Value       Value       Value       Value

                                                               Coupon    Maturity
Corporate Bonds - 14.39%

Building Products - 0.68%
Hanson Overseas B.V. Senior Notes                               7.375    01/15/03    1,400,625                             1,400,625
USG Corp. Senior Notes                                          9.250    09/15/01    1,170,125                             1,170,125
                                                                                    ------------------------------------------------
                                                                                     2,570,750                             2,570,750
Chemicals - 0.40%
Praxair, Inc. Notes                                             6.750    03/01/03    1,501,875                             1,501,875
                                                                                    ------------------------------------------------
                                                                                     1,501,875                             1,501,875
Computer Hardware - 0.13%
International Business Machines Corp.                           6.375    06/15/00                  505,000                   505,000
                                                                                    ------------------------------------------------
                                                                                                   505,000                   505,000
Containers - 0.28%
Crown Cork & Seal PLC Company Guarenteed Notes                  6.750    12/15/03    1,050,000                             1,050,000
                                                                                    ------------------------------------------------
                                                                                     1,050,000                             1,050,000
Financial Services - 6.39%
Associates Corp. of North America Debentures                    6.950    11/01/18    1,031,250                             1,031,250
Banc One Corp.                                                  6.375    10/01/02                  530,250     378,750       909,000
Banco Latinoamericano Bank Guarenteed Notes 144A                6.590    10/16/01    1,328,250                             1,328,250
Bear Stearns Co. Senior Notes                                   6.150    03/02/04    1,089,777                             1,089,777
Bear Stearns Cos., Inc.                                         6.750    05/01/01                  405,000     405,000       810,000
BHP Finance USA Ltd. Debentures                                 6.420    03/01/26    1,588,000                             1,588,000
Capital One Bank Notes                                          7.000    04/30/01    1,412,250                             1,412,250
Case Credit Corp. Notes                                         6.125    02/15/03    1,398,250                             1,398,250
Chrysler Financial Corp.                                        6.950    03/25/02                  514,375     514,375     1,028,750
Countrywide Home Loan                                           7.450    09/16/03                  206,250     103,125       309,375
Finova Capital Corp. Notes                                      6.625    09/15/01    2,227,500                             2,227,500
General Motors Acceptance Corp.                                 6.750    02/07/02                  255,313     510,625       765,938
GMAC Notes.                                                     5.750    11/10/03      991,250                               991,250
Household Finance Corp.                                         6.875    03/01/07                  255,938     255,938       511,876
Household Netherlands BV                                        6.125    03/01/03                  199,250      99,625       298,875
International Lease Finance Corp.                               6.875    05/01/01                  510,000     510,000     1,020,000
Lehman Brothers Holdings Co. Senior Notes                       7.200    08/15/09    1,209,000                             1,209,000
Merrill Lynch & Co., Inc.                                       6.000    01/15/01                  351,313                   351,313
Morgan Stanley Dean Witter Discover & Co.                       8.100    06/24/02                  795,000                   795,000
Newcourt Credit Group Notes 144A                                6.875    02/16/05    1,177,500                             1,177,500
Paine Webber Group, Inc. Senior Notes                           7.015    02/10/04    1,270,313                             1,270,313
PSEG Capital Corp. Notes 144A                                   6.740    10/23/01    1,116,500                             1,116,500
Salomon Smith Barney Holdings, Inc. Notes                       6.250    05/15/03    1,293,500                             1,293,500
Transamerica Finance Corp.                                      6.375    11/15/01                              261,950       261,950
                                                                                    ------------------------------------------------
                                                                                    17,133,340   4,022,689   3,039,388    24,195,417
Food & Related - 0.47%
Hershey Foods Co.                                               6.700    10/01/05                              313,125       313,125
Nabisco, Inc. Notes                                             6.125    02/01/03    1,455,000                             1,455,000
                                                                                    ------------------------------------------------
                                                                                     1,455,000                 313,125     1,768,125
Funeral Services - 0.29%
Service Corp. International Senior Notes                        6.300    03/15/03    1,080,750                             1,080,750
                                                                                    ------------------------------------------------
                                                                                     1,080,750                             1,080,750
Instruments/Controls - 0.30%
Thermo Electron Corp. Notes                                     7.625    10/30/08    1,149,000                             1,149,000
                                                                                    ------------------------------------------------
                                                                                     1,149,000                             1,149,000
Insurance - 0.68%
AON Corp. Notes                                                 7.400    10/01/02    1,043,750                             1,043,750
MCN Investment Corp. Notes                                      6.890    01/16/02    1,524,375                             1,524,375
                                                                                    ------------------------------------------------
                                                                                     2,568,125                             2,568,125
Multi-Industry - 0.27%
Honeywell, Inc.                                                 6.750    03/15/02                  511,875     511,875     1,023,750
                                                                                    ------------------------------------------------
                                                                                                   511,875     511,875     1,023,750
Multi - Media - 0.98%
Cox Radio, Inc. Company Guarenteed Notes                        6.250    05/15/03    1,203,000                             1,203,000
News America Inc. Senior Notes                                  6.625    01/09/08    1,259,375                             1,259,375
Time Warner Inc., Pass-Through Certificates 144A                6.100    12/30/01    1,256,250                             1,256,250
                                                                                    ------------------------------------------------
                                                                                     3,718,625                             3,718,625

                                                       Oil & Gas - 0.98%
 1,605,000                             1,605,000       Coastal Corp. Notes
 1,000,000                             1,000,000       KN Energy, Inc. Senior Notes
 1,000,000                             1,000,000       Williams Companies., Inc. Notes

                                                       Paper Products - 0.35%
 1,250,000                             1,250,000       James River Corp. Debentures

                                                       Retail - 0.40%
 1,200,000                             1,200,000       Sears Roebuck Acceptance Corp. Notes
               305,000                   305,000       Wal-Mart Stores, Inc.

                                                       Utilities - Electric - 0.57%
 1,300,000                             1,300,000       Consumer Energy Co. Bonds, Series B
               265,000     590,000       855,000       Southern California Edison Note

                                                       Utilities - Telephone - 1.21%
               300,000     250,000       550,000       AT&T Corp.
 1,200,000                             1,200,000       Cable & Wireless Communications Notes
 1,200,000                             1,200,000       GTE Corp. Debentures
 1,400,000                             1,400,000       Worldcom, Inc. Senior Notes

                                                       Total Corporate Bonds

                                                       Asset Backed Securities - 0.22%

                                                       Asset Backed Securities - 0.22%
               102,053      81,642       183,695       CPS Auto Grantor Trust, Series 1997-3, Class A1
               400,000     250,000       650,000       First USA Credit Card Master Trust, Series 1997-6, Class A

                                                       Total Asset Backed Securities

                                                       Collateralized Mortgage Obligations - 10.32%

                                                       Collateralized Mortgage Obligations - 10.32%
               175,000     300,000       475,000       Access Financial Mortgage Loan Trust, Series 1997-3, Class A
 1,000,000                             1,000,000       AESOP Funding II, Series 1997-1, Class A1,144A
               400,000     275,000       675,000       American Express Master Trust, Series 1998-1, Class A
 1,750,000                             1,750,000       Asset Securitization Corp., Series 1997-D5, Class A1C
               308,136     154,068       462,205       Banc One Auto Grantor Trust, Series 1997-B, Class A
               500,000     250,000       750,000       Chase Credit Card Master Trust, Series 1997-2, Class A
               500,000     250,000       750,000       Chase Manhattan Credit Card Master Trust,  Series 1996-4, Class A
 1,030,773                             1,030,773       Chevy Chase Auto Receivables Trust, Series 1998-2, Class A

Oil & Gas - 0.98%
Coastal Corp. Notes                                             8.125    09/15/02    1,711,331                             1,711,331
KN Energy, Inc. Senior Notes                                    6.450    03/01/03    1,002,500                             1,002,500
Williams Companies., Inc. Notes                                 6.125    02/01/01    1,000,000                             1,000,000
                                                                                    ------------------------------------------------
                                                                                     3,713,831                             3,713,831
Paper Products - 0.35%
James River Corp. Debentures                                    8.375    11/15/01    1,325,000                             1,325,000
                                                                                    ------------------------------------------------
                                                                                     1,325,000                             1,325,000
Retail - 0.40%
Sears Roebuck Acceptance Corp. Notes                            6.000    03/20/03    1,192,500                             1,192,500
Wal-Mart Stores, Inc.                                           7.250    06/01/13                  330,544                   330,544
                                                                                    ------------------------------------------------
                                                                                     1,192,500     330,544                 1,523,044
Utilities - Electric - 0.57%
Consumer Energy Co. Bonds, Series B                             6.200    05/01/03    1,290,250                             1,290,250
Southern California Edison Note                                 6.500    06/01/01                  268,644     598,113       866,757
                                                                                    ------------------------------------------------
                                                                                     1,290,250     268,644     598,113     2,157,007
Utilities - Telephone - 1.21%
AT&T Corp.                                                      8.625    12/01/31                  327,000     272,500       599,500
Cable & Wireless Communications Notes                           6.375    03/06/03    1,209,000                             1,209,000
GTE Corp. Debentures                                            9.100    06/01/03    1,333,500                             1,333,500
Worldcom, Inc. Senior Notes                                     6.400    08/15/05    1,417,500                             1,417,500
                                                                                    ------------------------------------------------
                                                                                     3,960,000     327,000     272,500     4,559,500
                                                                                                                         -----------
Total Corporate Bonds                                                                                                     54,409,799

Asset Backed Securities - 0.22%

Asset Backed Securities - 0.22%
CPS Auto Grantor Trust, Series 1997-3, Class A1                 6.100    12/15/02                  102,595      82,076       184,671
First USA Credit Card Master Trust, Series 1997-6, Class A      6.420    03/17/05                  407,000     254,375       661,375
                                                                                    ------------------------------------------------
                                                                                                   509,595     336,451       846,046
                                                                                                                         -----------
Total Asset Backed Securities                                                                                                846,046

Collateralized Mortgage Obligations - 10.32%

Collateralized Mortgage Obligations - 10.32%
Access Financial Mortgage Loan Trust, Series 1997-3, Class A    6.565    05/18/24                  175,390     300,669       476,059
AESOP Funding II, Series 1997-1, Class A1,144A                  6.220    10/20/01    1,005,990                             1,005,990
American Express Master Trust, Series 1998-1, Class A           5.900    04/15/04                  405,602     278,851       684,453
Asset Securitization Corp., Series 1997-D5, Class A1C           6.750    02/14/41    1,784,300                             1,784,300
Banc One Auto Grantor Trust, Series 1997-B, Class A             6.290    07/20/04                  309,864     154,932       464,796
Chase Credit Card Master Trust, Series 1997-2, Class A          6.300    04/15/03                  505,837     252,918       758,755
Chase Manhattan Credit Card Master Trust,  Series 1996-4,
     Class A                                                    6.730    02/15/03                  501,665     250,832       752,497
Chevy Chase Auto Receivables Trust, Series 1998-2, Class A      5.910    12/15/04    1,035,516                             1,035,516

 1,300,000                             1,300,000       Circuit City Credit Card Master Trust, Series 1995-1, Class A
 1,715,000                             1,715,000       Commerical Mortgage Acceptance Corp., Series 1998-C1, Class A2
               500,000                   500,000       ContiMortgage Home Equity Loan Trust, Series 1998-1, Class A
 1,800,000                             1,800,000       Credit Suisse First Boston Mortgage Securities Corp.,
                                                            Series 1998-C1, Class A1B
 1,910,041                             1,910,041       Criimi Mae CMBS Corp., Series 1998-1, Class A1, 144A+
 1,900,000                             1,900,000       Donaldson, Lufkin, Jenrette, Commerical Mortgage Corp.,
                                                            Series 1998-CG1, Class A1B
               175,000     300,000       475,000       EQCC Home Equity Loan Trust, Series 1997-2, Class A
 1,300,000                             1,300,000       Fingerhut Master Trust, Series 1998-1, Class A
               350,000     300,000       650,000       First Plus Home Improvement Loan Trust, Series 1996-3 Class A
               275,000     125,000       400,000       First Plus Home Loan Trust, Series 1997-1, Class A6
               500,000                   500,000       First Plus Home Loan Trust, Series 1998-2, Class A
 2,000,000                             2,000,000       First Union-Lehman Brothers-Bank of America Trust, Series 1998-C2, Class A2
 1,600,000                             1,600,000       General Growth Properties, Series 1, Class A2, 144A+
 2,075,000                             2,075,000       GMAC Commerical Mortgage Securities, Inc., Series 1997-C2, Class A3
 2,350,000                             2,350,000       Lehman Brothers Commercial Conduit Mortgage Trust, Series 1998-C1, Class A3
   750,000                               750,000       Mortgage Capital Funding, Inc., Series 1998-MC1, Class A2
 1,850,000                             1,850,000       Mortgage Capital Funding, Inc., Series 1998-MC2, Class A2
               303,675     227,756       531,431       Navistar Financial Corp. Owner Trust, Series 1998-1, Class A
               469,530                   469,530       Nomura Asset Securities Corp., Series 1998-D6, Class A
 2,050,000                             2,050,000       Nomura Asset Securties Corp., Series 1998-D6, Class A1B
                           469,530       469,530       Normura Asset Securities Corp., Series 1998-D6,Class A1A
 1,800,000                             1,800,000       Pemex Corp., Series 144A
               375,000     300,000       675,000       Premier Auto Trust, Series 1998-2,   Class A
               400,000     275,000       675,000       Sears Credit Acceptance Master Trust, Series 1998-1, Class A
   850,260                               850,260       UAF Auto Grantor Trust, Series 1998-A, Class A, 144A
50,519,565                            50,519,565       Vendee Mortgage Trust, Series 1998-1, Class 2, Interest Only Obligation
51,871,974                            51,871,974       Vendee Mortgage Trust, Series 1998-3, Class 10, Interest Only Obligation

                                                       Total Collateralized Mortgage Obligations

                                                       Investment Companies - 1.71%

                                                       Investment Companies - 1.71%
                70,100     131,800       201,900       T-Rowe Price Foreign Equity
                50,500     152,600       203,100       T-Rowe Price International Equity Fund

                                                       Total Investment Companies

                                                       Medium Term Notes - 0.68%

                                                       Medium Term Notes - 0.68%
               175,000     350,000       525,000       Norwest Corp.
               500,000     500,000     1,000,000       Sears Roebuck Acceptance Corp.
               500,000     500,000     1,000,000       Smithkline Beecham Corp.

                                                       Total Medium Term Notes

Circuit City Credit Card Master Trust, Series 1995-1, Class A   6.375    08/15/05    1,311,140                             1,311,140
Commerical Mortgage Acceptance Corp., Series 1998-C1, Class A2  6.490    05/15/08    1,726,653                             1,726,653
ContiMortgage Home Equity Loan Trust, Series 1998-1, Class A    6.280    01/15/13                  504,878                   504,878
Credit Suisse First Boston Mortgage Securities Corp.,
     Series 1998-C1, Class A1B                                  6.480    05/17/08    1,789,191                             1,789,191
Criimi Mae CMBS Corp., Series 1998-1, Class A1, 144A+           5.697    10/20/01    1,880,794                             1,880,794
Donaldson, Lufkin, Jenrette, Commerical Mortgage Corp.,
     Series 1998-CG1, Class A1B                                 6.410    05/10/08    1,902,290                             1,902,290
EQCC Home Equity Loan Trust, Series 1997-2, Class A             6.720    02/15/12                  177,487     304,263       481,750
Fingerhut Master Trust, Series 1998-1, Class A                  6.070    02/15/05    1,311,863                             1,311,863
First Plus Home Improvement Loan Trust, Series 1996-3 Class A   7.600    09/20/14                  361,742     310,065       671,807
First Plus Home Loan Trust, Series 1997-1, Class A6             6.950    12/10/15                  268,596     122,089       390,685
First Plus Home Loan Trust, Series 1998-2, Class A              6.230    06/10/10                  498,906                   498,906
First Union-Lehman Brothers-Bank of America Trust,
     Series 1998-C2, Class A2                                   6.560    11/18/08    2,022,130                             2,022,130
General Growth Properties, Series 1, Class A2, 144A+            6.602    11/15/07    1,617,176                             1,617,176
GMAC Commerical Mortgage Securities, Inc.,
     Series 1997-C2, Class A3                                   6.566    11/15/07    2,100,761                             2,100,761
Lehman Brothers Commercial Conduit Mortgage Trust,
     Series 1998-C1, Class A3                                   6.480    01/18/08    2,360,986                             2,360,986
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A2       6.663    01/18/08      754,309                               754,309
Mortgage Capital Funding, Inc., Series 1998-MC2, Class A2       6.423    05/18/08    1,853,154                             1,853,154
Navistar Financial Corp. Owner Trust, Series 1998-1, Class A    5.940    11/15/04                  305,709     229,282       534,991
Nomura Asset Securities Corp., Series 1998-D6, Class A          6.280    03/15/30                  472,516                   472,516
Nomura Asset Securties Corp., Series 1998-D6, Class A1B         6.590    03/17/28    2,054,418                             2,054,418
Normura Asset Securities Corp., Series 1998-D6,Class A1A        6.280    03/15/30                              472,516       472,516
Pemex Corp., Series 144A                                        5.720    11/15/02    1,757,250                             1,757,250
Premier Auto Trust, Series 1998-2,   Class A                    5.770    01/06/02                  374,434     299,547       673,981
Sears Credit Acceptance Master Trust, Series 1998-1, Class A    5.800    08/15/05                  397,077     272,990       670,067
UAF Auto Grantor Trust, Series 1998-A, Class A, 144A            6.100    05/17/04      852,386                               852,386
Vendee Mortgage Trust, Series 1998-1, Class 2,
     Interest Only Obligation                                   0.455    02/15/28      777,547                               777,547
Vendee Mortgage Trust, Series 1998-3, Class 10,
     Interest Only Obligation                                   0.317    09/01/28      628,118                               628,118
                                                                                    ------------------------------------------------
                                                                                    30,525,972   5,259,703   3,248,954    39,034,629
                                                                                                                         -----------
Total Collateralized Mortgage Obligations                                                                                 39,034,629

Investment Companies - 1.71%

Investment Companies - 1.71%
T-Rowe Price Foreign Equity                                                                      1,223,245   2,299,910     3,523,155
T-Rowe Price International Equity Fund                                                             733,765   2,217,278     2,951,043
                                                                                    ------------------------------------------------
                                                                                                 1,957,010   4,517,188     6,474,198
                                                                                                                         -----------
Total Investment Companies                                                                                                 6,474,198

Medium Term Notes - 0.68%

Medium Term Notes - 0.68%
Norwest Corp.                                                   6.550    012/1/06                  177,188     354,375       531,563
Sears Roebuck Acceptance Corp.                                  6.150    11/15/05                  501,875     501,875     1,003,750
Smithkline Beecham Corp.                                        6.625    10/01/01                  511,875     511,875     1,023,750
                                                                                    ------------------------------------------------
                                                                                                 1,190,938   1,368,125     2,559,063
                                                                                                                         -----------
Total Medium Term Notes                                                                                                    2,559,063

                                                       Temporary Investments - 0.69%

                                                       Temporary Investments - 0.69%
 1,303,929                             1,303,929       Temporary Investment Cash Fund
 1,303,929                             1,303,929       Temporary Investment Fund

                                                       Total Temporary Investments

                                                       U.S. Government Agency Obligations - 18.02%

                                                       U.S. Government Agency Obligations - 11.53%
               213,885      81,472       295,357       FannieMae
               157,337     157,337       314,674       FannieMae
               165,890     265,841       431,731       FannieMae
                48,335     331,781       380,115       FannieMae
               750,000     750,000     1,500,000       FannieMae
               750,000     500,000     1,250,000       FannieMae
               392,401      65,400       457,801       FannieMae
             1,200,000   1,000,000     2,200,000       Federal Home Loan Bank
                59,298      29,649        88,947       Federal Home Loan Mortgage Corp.
               207,344     533,169       740,513       Federal Home Loan Mortgage Corp.
                           556,461       556,461       Federal Home Loan Mortgage Corp.
     9,180                                 9,180       FHLMC Pool #533301
 2,163,715                             2,163,715       FHLMC Pool #E60891
   565,319                               565,319       FHLMC Pool #G10304
 2,527,532                             2,527,532       FNCI Pool #400028
   705,817                               705,817       FNCL Pool #313349
 3,766,993                             3,766,993       FNCL Pool #313644
   276,900                               276,900       FNCL Pool #325602
 1,012,811                             1,012,811       FNCX Pool #323191
 2,000,000                             2,000,000       FNMA Pool #1997-M5 Class C
   996,067                               996,067       FNMA Pool #345858
 3,459,249                             3,459,249       FNMA Pool #405210
 5,986,299                             5,986,299       FNMA Pool #405307
 3,032,000                             3,032,000       FNMA Pool #437420
    43,670                                43,670       GNMA Pool #146301
 2,708,661                             2,708,661       GNMA Pool #436800
 2,416,539                             2,416,539       GNMA Pool #448913
   521,105                               521,105       GNMA Pool #448958
   934,958                               934,958       GNMA Pool #449104
   137,541                               137,541       GNMA Pool #467788
   151,393                               151,393       GNSF Pool #231236
   140,809                               140,809       GNSF Pool #258039
   186,580                               186,580       GNSF Pool #276635
   182,898                               182,898       GNSF Pool #278853
   693,689                               693,689       GNSF Pool #780330

Temporary Investments - 0.69%

Temporary Investments - 0.69%
Temporary Investment Cash Fund                                                       1,303,929                             1,303,929
Temporary Investment Fund                                                            1,303,929                             1,303,929
                                                                                    ------------------------------------------------
                                                                                     2,607,858                             2,607,858
                                                                                                                         -----------
Total Temporary Investments                                                                                                2,607,858

U.S. Government Agency Obligations - 18.02%

U.S. Government Agency Obligations - 11.53%
FannieMae                                                       6.500    01/01/06                  212,415      80,911       293,326
FannieMae                                                       7.500    06/01/03                  161,074     161,074       322,148
FannieMae                                                       7.000    06/01/04                  169,467     271,573       441,040
FannieMae                                                       7.000    06/01/04                   49,377     338,935       388,312
FannieMae                                                       5.750    06/15/05                  753,064     753,064     1,506,128
FannieMae                                                       6.480    06/28/04                  776,816     517,877     1,294,693
FannieMae                                                       7.500    10/01/11                  404,418      67,403       471,821
Federal Home Loan Bank                                          5.375    03/02/01                1,199,660     999,717     2,199,377
Federal Home Loan Mortgage Corp.                                8.000    01/01/04                   60,688      30,344        91,032
Federal Home Loan Mortgage Corp.                                7.000    05/01/04                  211,555     543,999       755,554
Federal Home Loan Mortgage Corp.                                6.500    06/01/04                              563,765       563,765
FHLMC Pool #533301                                             10.500    04/01/19       10,072                                10,072
FHLMC Pool #E60891                                              6.500    07/01/10    2,181,296                             2,181,296
FHLMC Pool #G10304                                              6.500    04/01/09      569,913                               569,913
FNCI Pool #400028                                               6.500    02/01/13    2,545,699                             2,545,699
FNCL Pool #313349                                              10.000    09/01/18      764,268                               764,268
FNCL Pool #313644                                               7.000    08/01/27    3,815,258                             3,815,258
FNCL Pool #325602                                               6.500    10/01/10      278,890                               278,890
FNCX Pool #323191                                               6.500    06/01/05    1,026,104                             1,026,104
FNMA Pool #1997-M5 Class C                                      6.740    08/25/07    2,054,370                             2,054,370
FNMA Pool #345858                                               6.241    08/01/36    1,015,988                             1,015,988
FNMA Pool #405210                                               7.000    05/01/28    3,503,570                             3,503,570
FNMA Pool #405307                                               6.500    12/01/27    5,948,885                             5,948,885
FNMA Pool #437420                                               7.000    08/01/28    3,070,847                             3,070,847
GNMA Pool #146301                                              10.000    02/15/16       47,586                                47,586
GNMA Pool #436800                                               8.000    07/15/27    2,825,472                             2,825,472
GNMA Pool #448913                                               8.000    06/15/28    2,520,752                             2,520,752
GNMA Pool #448958                                               8.000    09/15/27      543,578                               543,578
GNMA Pool #449104                                               8.000    06/15/28      975,278                               975,278
GNMA Pool #467788                                               8.000    04/15/28      143,473                               143,473
GNSF Pool #231236                                               9.000    01/15/20      161,706                               161,706
GNSF Pool #258039                                               9.000    01/15/20      150,402                               150,402
GNSF Pool #276635                                               9.000    10/15/19      199,290                               199,290
GNSF Pool #278853                                               9.000    11/15/19      195,358                               195,358
GNSF Pool #780330                                               9.000    12/15/19      741,380                               741,380
                                                                                    ------------------------------------------------
                                                                                    35,289,435   3,998,534   4,328,662    43,616,631

                                                       U.S. Government Obligations - 2.05%
17,400,000                            17,400,000       U.S. Treasury Strips
 2,700,000                             2,700,000       U.S. Treasury Strips
 6,150,000                             6,150,000       U.S. Treasury Strips
 1,200,000                             1,200,000       U.S. Treasury Strips
                                                       U.S. Treasury Obligations - 4.44%
                             7,000         7,000       U.S. Treasury Bill
                            30,000        30,000       U.S. Treasury Bill
                            77,000        77,000       U.S. Treasury Bill
                           698,000       698,000       U.S. Treasury Bill
                            11,000        11,000       U.S. Treasury Bill
                            26,000        26,000       U.S. Treasury Bill
                            57,000        57,000       U.S. Treasury Bill
               101,000      22,000       123,000       U.S. Treasury Bill
                            12,000        12,000       U.S. Treasury Bill
             1,809,000   2,069,000     3,878,000       U.S. Treasury Bill
               165,000      45,000       210,000       U.S. Treasury Bill
                           150,000       150,000       U.S. Treasury Bond
               500,000                   500,000       U.S. Treasury Note
               690,000                   690,000       U.S. Treasury Note
             1,000,000     500,000     1,500,000       U.S. Treasury Note
               750,000                   750,000       U.S. Treasury Note
                         2,050,000     2,050,000       U.S. Treasury Note
                           125,000       125,000       U.S. Treasury Note
                           250,000       250,000       U.S. Treasury Note
               425,000                   425,000       U.S. Treasury Note
               775,000                   775,000       U.S. Treasury Note
               200,000                   200,000       U.S. Treasury Note
                           400,000       400,000       U.S. Treasury Note
               902,000      25,000       927,000       U.S. Treasury Note
               965,000     175,000     1,140,000       U.S. Treasury Note
               600,000     575,000     1,175,000       U.S. Treasury Note
               200,000                   200,000       U.S. Treasury Note
                                                       Total US Government Agency Obligations
                                                       Total Investments - 100%

U.S. Government Obligations - 2.05%
U.S. Treasury Strips                                            5.410    02/15/27    3,575,446                             3,575,446
U.S. Treasury Strips                                            5.720    05/15/18      862,582                               862,582
U.S. Treasury Strips                                            5.340    08/15/12    2,818,876                             2,818,876
U.S. Treasury Strips                                            5.660    08/15/14      483,981                               483,981
                                                                                    ------------------------------------------------
                                                                                     7,740,885                             7,740,885
U.S. Treasury Obligations - 4.44%
U.S. Treasury Bill                                              4.250    04/01/99                                6,973         6,973
U.S. Treasury Bill                                              4.300    04/01/99                               29,882        29,882
U.S. Treasury Bill                                              4.330    04/01/99                               76,694        76,694
U.S. Treasury Bill                                              4.345    04/01/99                              695,220       695,220
U.S. Treasury Bill                                              4.360    04/01/99                               10,956        10,956
U.S. Treasury Bill                                              4.350    04/08/99                               25,874        25,874
U.S. Treasury Bill                                              4.360    04/08/99                               56,724        56,724
U.S. Treasury Bill                                              4.380    04/08/99                  100,508      21,893       122,401
U.S. Treasury Bill                                              4.450    04/08/99                               11,941        11,941
U.S. Treasury Bill                                              4.470    04/08/99                1,800,015   2,058,724     3,858,739
U.S. Treasury Bill                                              4.490    04/08/99                  164,177      44,776       208,953
U.S. Treasury Bond                                              7.500    11/15/16                              177,507       177,507
U.S. Treasury Note                                              5.250    01/31/01                  500,971                   500,971
U.S. Treasury Note                                              6.250    02/15/03                  712,879                   712,879
U.S. Treasury Note                                              6.250    02/15/07                1,052,437     526,218     1,578,655
U.S. Treasury Note                                              6.375    05/15/99                  752,553                   752,553
U.S. Treasury Note                                              6.500    05/15/05                            2,170,520     2,170,520
U.S. Treasury Note                                              6.875    05/15/06                              135,718       135,718
U.S. Treasury Note                                              6.625    05/15/07                              269,561       269,561
U.S. Treasury Note                                              5.625    05/15/08                  433,104                   433,104
U.S. Treasury Note                                              6.750    05/31/99                  778,715                   778,715
U.S. Treasury Note                                              6.625    06/30/01                  206,259                   206,259
U.S. Treasury Note                                              6.250    08/15/23                              422,565       422,565
U.S. Treasury Note                                              6.250    08/31/00                  916,122      25,391       941,513
U.S. Treasury Note                                              6.125    09/30/00                  979,072     177,552     1,156,624
U.S. Treasury Note                                              6.500    10/15/06                  639,604     612,954     1,252,558
U.S. Treasury Note                                              5.875    11/15/99                  201,350                   201,350
                                                                                    ------------------------------------------------
                                                                                                 9,237,766   7,557,643    16,795,409
                                                                                                                         -----------
Total US Government Agency Obligations                                                                                    68,152,925
                                                                                                                         -----------
Total Investments - 100%                                                                                                 378,237,406

                               Time Horizon Funds
                                   Portfolio 1
                                   Portfolio 3
                          Nations Asset Allocation Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)

1.   Basis of Combination

Time Horizon Funds and Nations Institutional Reserves (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of February 28, 1999 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of March 1,1998. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at February 28, 1999 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Time Horizon Funds Portfolio 1 and Portfolio 3 in exchange for shares of Nations Asset Allocation Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Time Horizon Funds Portfolio I, Portfolio 2 and Portfolio 3 for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.   Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Asset Allocation Fund at the time of the Reorganization at the combined level of average net assets for the twelve month period ended February 28, 1999.

               Nations Asset Allocation / Time Horizon Portfolios
            Pro Forma Combining Statement of Net Assets (Unaudited)
                                    February 28, 1999

                                                            Time Horizon II          Asset           Adjustments          Pro Forma
                                                                & III             Allocation         to Pro Forma          Combined
                                                              (in 000's)          (in 000's)          (in 000's)          (in 000's)
                                                            ---------------       ----------         ------------         ----------
Total Investments                                             $ 101,343           $ 287,005           $      --           $ 388,348
Other Assets and Liabilities:
Receivable for investments sold                                      --                  --                  --                  --
Payable for investments purchased                                    --                  --                  --                  --
Other assets and liabilities, net                             $  (1,747)          $     255                  --           $  (1,492)
Total Other Assets and Liabilities                            $  (1,747)          $     255                  --           $  (1,492)

Net Assets                                                    $  99,596           $ 287,260                  --           $ 386,856
                                                              =================================================           =========
Net Assets by Class:
A Shares (Investor A)                                         $  25,154           $  72,081                  --           $  97,235
B Shares (Investor B)                                         $  73,131           $   5,566                  --           $  78,697
K Shares (Investor C)                                         $   1,311           $   1,792                  --           $   3,103
SFR Shares (Seafirst)                                                --           $ 207,821                  --           $ 207,821
Primary A                                                            --                  --                  --                  --
Primary B                                                            --                  --                  --                  --
                                                              -------------------------------------------------           ---------
                                                              $  99,596           $ 287,260                  --           $ 386,856
                                                              -------------------------------------------------           ---------
Shares Outstanding by Class:
A Shares (Investor A)                                         $   1,994           $   3,203           $    (875)          $   4,322
B Shares (Investor B)                                         $   5,834           $     248           $  (2,577)          $   3,505
K Shares (Investor C)                                         $     104           $      80           $     (46)          $     138
SFR Shares (Seafirst)                                                --           $  12,217                  --           $  12,217
Primary A                                                            --                  --                  --                  --
Primary B                                                            --                  --                  --                  --
                                                              -------------------------------------------------           ---------
                                                              $   7,932           $  15,748           $  (3,498)          $  20,182
                                                              -------------------------------------------------           ---------
Net Asset Value per Share by Class:
A Shares (Investor A)                                         $   12.62           $   22.50           $      --           $   22.50
B Shares (Investor B)                                         $   12.53           $   22.45           $      --           $   22.45
K Shares (Investor C)                                         $   12.55           $   22.45           $      --           $   22.45
SFR Shares (Seafirst)                                               n/a           $   17.01           $      --           $   17.01

               Nations Asset Allocation / Time Horizon Portfolios
            Pro Forma Combining Statement of Operations (Unaudited)
                                    February 28, 1999

                                                            Time Horizon II          Asset           Adjustments          Pro Forma
                                                                & III             Allocation         to Pro Forma          Combined
                                                              (in 000's)          (in 000's)          (in 000's)          (in 000's)
                                                            ---------------       ----------         ------------         ----------
INVESTMENT
INCOME:
Interest                                                      $  2,612            $  7,782            $     --             $ 10,394
Dividends                                                     $    890               1,978                  --                2,868
                                                              ----------------------------------------------------         --------
Total Investment Income                                          3,502               9,760                  --               13,262
                                                              ----------------------------------------------------         --------
EXPENSES:
Investment Advisory                                                411               1,089                 944(a)             2,444
Administration                                                     205                 408                 254(a)               867
Transfer Agent                                                     233                 133                (178)(b)              188
Custodian                                                           66                 117                (145)(b)               38
Legal and Audit Fees                                               117                  20                 (75)(b)               62
Registration & Filing                                               39                  16                  --                   55
Trustees' Fees                                                      52                   6                 (38)(b)               20
Interest Expense                                                    --                  --                  --                   --
Other expenses                                                     233                 100                (304)(b)               29
                                                              ----------------------------------------------------         --------
Subtotal                                                         1,356               1,889                 458                3,703
                                                              ----------------------------------------------------         --------
SHAREHOLDER SERVICING AND
DISTRIBUTION FEES
A Shares (Investor A)                                               65                 170                  --                  235
B Shares (Investor B)                                              754                  14                  11(d)               779
K Shares (Investor C)                                                8                  15                   3(a)                26
SFR Shares (Seafirst)                                               --                 504                  --                  504
Primary A                                                           --                  --                  --                   --
Primary B                                                           --                  --                  --                   --
                                                              ----------------------------------------------------         --------
                                                                   827                 703                  14                1,544
                                                              ----------------------------------------------------         --------
Fees waived and/or reimbursed by
investment
advisor, administrator and/or distributor                         (377)                (28)               (213)(c)             (618)
                                                              ----------------------------------------------------         --------
Total Expenses                                                   1,806               2,564                 259                4,629
                                                              ----------------------------------------------------         --------

                                                              ----------------------------------------------------         --------
NET INVESTMENT
INCOME                                                           1,696               7,196                (259)               8,633
                                                              ----------------------------------------------------         --------

                                                              ----------------------------------------------------         --------
NET REALIZED
GAIN/(LOSS) ON
INVESTMENTS:                                                    14,719              30,046                  --               44,765
                                                              ----------------------------------------------------         --------

                                                              ----------------------------------------------------         --------
NET INCREASE/(DECREASE) IN NET
ASSETS
RESULTING FROM
OPERATIONS:                                                   $ 16,415            $ 37,242            $   (259)            $ 53,398
                                                              ====================================================         ========

Legend:
(a)  Reflects adjustment to the acquiring fund contractual fee obligation.
(b)  Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Increase in B shares is a result of Asset Allocation B shares not commencing operations until July 15, 1998.
Note: Organizational costs of merged fund will be assumed by NBAI prior to the merger date. These costs have not been reflected in the proforma financial statements.

See Notes to Pro Forma Financial Statements

               Nations Asset Allocation / Time Horizon Portfolios
            Pro Forma Combining Schedule of Investments (Unaudited)
                                    February 28, 1999

   Asset      Time       Time     Total   Description                               Asset        Time        Time          Total
Allocation Horizon II Horizon III                                                 Allocation   Horizon II Horizon III

Shares /    Shares /   Shares /   Shares/                                           Market       Market      Market        Market
 Par         Par        Par       Par                                               Value        Value       Value         Value
                                          Common Stock - 54.57%

                                          Aerospace - 0.83%
              300        500         800  Alliant Techsystems, Inc.                               23,756       39,594        63,350
            1,000      1,400       2,400  Cordant Technologies, Inc.                              38,937       54,512        93,449
              400        900       1,300  Goodrich (B.F.) Co.                                     13,650       30,712        44,362
            1,100      1,600       2,700  Sundstrand Corp.                                        74,456      108,300       182,756
 20,100     1,000      1,700      22,800  United Technologies Corp.                2,489,887     123,875      210,587     2,824,349
                                                                                 --------------------------------------------------
                                                                                   2,489,887     274,674      443,705     3,208,266
                                          Airlines - 0.30%
              800      1,000       1,800  Alaska Air Group, Inc.                                  40,550       50,687        91,237
              200        100         300  Comair Holdings, Inc.                                    7,525        3,762        11,287
 11,000       600      1,000      12,600  Delta Air Lines, Inc.                      668,937      36,487       60,812       766,236
  3,900       300        600       4,800  UAL Corp.                                  233,025      17,925       35,850       286,800
                                                                                 --------------------------------------------------
                                                                                     901,962     102,487      151,111     1,155,560
                                          Apparel/Textile - 0.31%
            1,500      2,600       4,100  Burlington Industries, Inc.                              9,281       16,087        25,368
            1,200      1,600       2,800  Cintas Corp.                                            84,900      113,200       198,100
            2,400      3,500       5,900  Jones Apparel Group, Inc.                               67,050       97,781       164,831
              500        900       1,400  Kellwood Co.                                            12,781       23,006        35,787
  8,000     1,300      2,100      11,400  Tommy Hilfiger Corp.                       552,500      89,781      145,031       787,312
                                                                                 --------------------------------------------------
                                                                                     552,500     263,793      395,105     1,211,398
                                          Automobiles - 0.93%
 14,600       900      1,500      17,000  General Motors Corp.                     1,205,412      74,306      123,844     1,403,562
            1,400      1,900       3,300  Arvin Industries, Inc.                                  50,750       68,875       119,625
 26,300     1,500      2,600      30,400  Ford Motor Co.                           1,559,919      88,969      154,212     1,803,100
              900      1,200       2,100  Harley-Davidson, Inc.                                   52,031       69,375       121,406
            2,700      4,100       6,800  Meritor Automotive, Inc.                                42,862       65,087       107,949
              500        900       1,400  Superior Industries
                                            International, Inc.                                   12,375       22,275        34,650
                                                                                 --------------------------------------------------
                                                                                   2,765,331     321,293      503,668     3,590,292

                                          Banks/Savings & Loans - 4.52%
            2,125      3,125       5,250  AmSouth Bancorporation                                  99,875      146,875       246,750
            1,800      2,700       4,500  Astoria Financial Corp.                                 81,562      122,344       203,906
 27,540     2,100      3,600      33,240  Banc One Corp.                           1,480,275     112,875      193,500     1,786,650
 39,600     2,400      4,000      46,000  Bank of New York Co., Inc.               1,383,525      83,850      139,750     1,607,125
 43,000     2,300      4,000      49,300  Chase Manhattan Corp.                    3,423,875     183,137      318,500     3,925,512
            2,400      3,500       5,900  City National Corp.                                     77,400      112,875       190,275
              293        556         849  Commerce Bancorp, Inc.                                  13,038       24,742        37,780
              600      1,000       1,600  Cullen/Frost Bankers, Inc.                              28,387       47,312        75,699
            2,900      4,200       7,100  Dime Bancorp, Inc.                                      71,775      103,950       175,725
            1,200      2,000       3,200  FirstFed Financial Corp.                                20,325       33,875        54,200
 62,700     3,200      5,600      71,500  Fleet Financial Group, Inc.              2,692,181     137,400      240,450     3,070,031
              600      1,100       1,700  HUBCO, Inc.                                             19,687       36,094        55,781
 24,900     1,400      2,400      28,700  Mellon Bank Corp.                        1,683,862      94,675      162,300     1,940,837
 16,800     1,000      1,700      19,500  National City Corp.                      1,173,900      69,875      118,787     1,362,562
            4,300      6,100      10,400  North Fork Bancorporation, Inc.                         94,600      134,200       228,800
            2,695      3,920       6,615  Old Kent Financial Corp.                               118,243      171,990       290,233
 12,800                           12,800  PNC Bank Corp.                             666,400                                666,400
              700      1,400       2,100  Trustmark Corp.                                         14,831       29,662        44,493
 36,000     2,600      4,400      43,000  Wells Fargo Co.                          1,323,000      95,550      161,700     1,580,250
                                                                                 --------------------------------------------------
                                                                                  13,827,018   1,417,085    2,298,906    17,543,009
                                          Beverages - 1.43%
 27,800     1,600      2,700      32,100  Anheuser-Busch Cos., Inc.                2,131,912     122,700      207,056     2,461,668
              300        500         800  Canandaigua Brands, Inc.                                16,012       26,687        42,699
 29,000     1,600      2,700      33,300  Coca-Cola Co.                            1,854,187     102,300      172,631     2,129,118
 12,000                           12,000  Coca-Cola Enterprises, Inc.                372,000                                372,000
              400        600       1,000  Coors, (Adolph) Co., Class B                            23,825       35,737        59,562
 11,000       600      1,000      12,600  PepsiCo, Inc.                              413,875      22,575       37,625       474,075
                                                                                 --------------------------------------------------
                                                                                   4,771,974     287,412      479,736     5,539,122
                                          Building Related/Appliance - 0.36%
              900      1,500       2,400  AptarGroup, Inc.                                        24,637       41,062        65,699
 16,800     1,000      1,700      19,500  Centex Corp.                               618,450      36,812       62,581       717,843
              400        700       1,100  Hughes Supply, Inc.                                      8,075       14,131        22,206
            1,100      1,800       2,900  M.D.C. Holdings, Inc.                                   19,594       32,062        51,656
            1,800      2,800       4,600  Mohawk Industries, Inc.                                 58,500       91,000       149,500
              900      1,600       2,500  Ryland Group, Inc.                                      22,950       40,800        63,750
            2,300      3,200       5,500  Shaw Industries, Inc.                                   50,456       70,200       120,656
            1,300      1,900       3,200  Southdown, Inc.                                         61,344       89,656       151,000
              500        800       1,300  USG Corp.                                               25,062       40,100        65,162
                                                                                 --------------------------------------------------
                                                                                     618,450     307,430      481,592     1,407,472

                                          Chemicals - 0.81%
            2,000      2,800       4,800  Crompton & Knowles Corp.                                37,000       51,800        88,800
              400        100         500  Cytec Industries, Inc.                                  10,725        2,681        13,406
 13,800       800      1,400      16,000  Dow Chemical Co.                         1,357,575      78,700      137,725     1,574,000
 11,000       600      1,100      12,700  Du Pont (E. I.) De Nemours & Co.           564,437      30,787       56,444       651,668
            1,000      1,500       2,500  Ecolab, Inc.                                            39,875       59,812        99,687
            2,200      3,300       5,500  GenCorp, Inc.                                           44,137       66,206       110,343
    800       200        200       1,200  Rohm & Haas Co.                             25,000       6,250        6,250        37,500
            1,100      1,600       2,700  Schulman (A.), Inc.                                     18,150       26,400        44,550
              600      1,100       1,700  Scotts Co., Class A                                     19,425       35,612        55,037
 18,000     3,700      5,500      27,200  Solutia, Inc.                              320,625      65,906       97,969       484,500
                                                                                 --------------------------------------------------
                                                                                   2,267,637     350,955      540,899     3,159,491
                                          Commercial Services - 0.28%
            2,400      3,500       5,900  ACNielsen Corp.                                         62,400       91,000       153,400
              500        900       1,400  ADVO, Inc.                                              10,000       18,000        28,000
              700      1,000       1,700  Convergys Corp.                                         12,119       17,312        29,431
 10,900       900      1,600      13,400  Fluor Corp.                                383,544      31,669       56,300       471,513
              900      1,100       2,000  Galileo International, Inc.                             45,450       55,550       101,000
              700      1,300       2,000  Interim Services, Inc.                                  13,300       24,700        38,000
              100        200         300  Lason Holdings, Inc.                                     5,419       10,837        16,256
              600      1,100       1,700  MedQuist, Inc.                                          20,512       37,606        58,118
              300        500         800  National Data Corp.                                     14,494       24,156        38,650
              500        900       1,400  Personnel Group of America, Inc.                         6,594       11,869        18,463
              800      1,100       1,900  Robert Half International, Inc.                         28,800       39,600        68,400
              500        800       1,300  Valassis Communications, Inc.                           24,000       38,400        62,400
                                                                                 --------------------------------------------------
                                                                                     383,544     274,757      425,330     1,083,631
                                          Communications - 1.99%
            2,000      3,000       5,000  American Power Conversion Corp.                         71,750      107,625       179,375
 23,900     1,800      3,025      28,725  Cisco Systems, Inc.                      2,337,719     176,062      295,883     2,809,664
              500        900       1,400  Level One Communications, Inc.                          16,750       30,150        46,900
 27,100     1,600      2,600      31,300  Lucent Technologies, Inc.                2,752,344     162,500      264,062     3,178,906
  4,050                            4,050  Sprint Corp. (PCS Group)                   129,094                                129,094
 14,100       900      1,500      16,500  Tellabs, Inc.                            1,128,881      72,056      120,094     1,321,031
              800      1,400       2,200  Xircom, Inc.                                            27,200       47,600        74,800
                                                                                 --------------------------------------------------
                                                                                   6,348,038     526,318      865,414     7,739,770
                                          Computer Hardware - 3.36%
 39,100     2,300      3,900      45,300  Dell Computer Corp.                      3,132,887     184,287      312,487     3,629,661
 35,000     2,100      3,700      40,800  EMC Corp.                                3,583,125     214,987      378,787     4,176,899
              500        800       1,300  Hutchinson Technology, Inc.                             15,562       24,900        40,462
  5,900       400        600       6,900  International Business
                                            Machines Corp.                         1,003,000      68,000      102,000     1,173,000
            1,000      1,800       2,800  InterVoice, Inc.                                        10,875       19,575        30,450
            1,300      1,800       3,100  Lexmark International Group, Inc.                      134,144      185,737       319,881
            1,400      2,000       3,400  NCR Corp.                                               57,312       81,875       139,187
 18,000     1,100      1,700      20,800  Seagate Technology, Inc.                   520,875      31,831       49,194       601,900
 18,400     1,000      2,000      21,400  Solectron Corp.                            822,250      44,687       89,375       956,312
 16,300     1,000      1,600      18,900  Sun Microsystems, Inc.                   1,586,194      97,312      155,700     1,839,206
              950      1,350       2,300  Symbol Technologies, Inc.                               50,350       71,550       121,900
              400        800       1,200  Zebra Technologies Corp., Class A                       10,325       20,650        30,975
                                                                                 --------------------------------------------------
                                                                                  10,648,331     919,672    1,491,830    13,059,833

                                          Computer Services & Software - 3.57%
              800      1,000       1,800  Adobe Systems, Inc.                                     32,200       40,250        72,450
              300        600         900  Affiliated Computer Services, Inc.                      13,875       27,750        41,625
 10,400       600      1,000      12,000  America Online, Inc.                       924,950      53,362       88,937     1,067,249
              600      1,000       1,600  American Management Systems, Inc.                       20,025       33,375        53,400
              600        900       1,500  BMC Software, Inc.                                      24,525       36,787        61,312
            1,600      2,400       4,000  Cadence Design Systems, Inc.                            38,500       57,750        96,250
              800      1,400       2,200  CIBER, Inc.                                             20,100       35,175        55,275
              900      1,200       2,100  Citrix Systems, Inc.                                    69,412       92,550       161,962
 10,100     1,100      1,800      13,000  Compuware Corp.                            564,969      61,531      100,687       727,187
              700      1,000       1,700  Electronic Arts, Inc.                                   27,912       39,875        67,787
              600      1,100       1,700  Macromedia, Inc.                                        18,337       33,619        51,956
              300        500         800  Mercury Interactive Corp.                               19,444       32,406        51,850
 50,900     2,800      4,900      58,600  Microsoft Corp.                          7,641,362     420,350      735,612     8,797,324
              500        800       1,300  National Computer Systems, Inc.                         16,016       25,625        41,641
            1,650      2,500       4,150  Network Associates, Inc.                                77,550      117,500       195,050
 31,400     1,800      3,000      36,200  Oracle Corp.                             1,754,475     100,575      167,625     2,022,675
            1,100      1,600       2,700  Rational Software Corp.                                 32,656       47,500        80,156
            1,300      1,900       3,200  Siebel Systems, Inc.                                    57,200       83,600       140,800
              600      1,000       1,600  Sterling Software, Inc.                                 15,300       25,500        40,800
            1,100      1,600       2,700  Symantec Corp.                                          19,869       28,900        48,769
                                                                                 --------------------------------------------------
                                                                                  10,885,756   1,138,739    1,851,023    13,875,518
                                          Cosmetics & Toiletries - 1.66%
 22,400     1,100      2,000      25,500  Avon Products, Inc.                        932,400      45,787       83,250     1,061,437
  8,600       500        900      10,000  Clorox Co.                               1,017,487      59,156      106,481     1,183,124
            2,500      3,600       6,100  Dial Corp.                                              72,969      105,075       178,044
 15,700       900      1,600      18,200  Kimberly-Clark Corp.                       741,825      42,525       75,600       859,950
 30,700     1,800      3,000      35,500  Procter & Gamble Co.                     2,747,650     161,100      268,500     3,177,250
                                                                                 --------------------------------------------------
                                                                                   5,439,362     381,537      638,906     6,459,805
                                          Electrical Equipment - 1.62%
 54,400     3,100      5,300      62,800  General Electric Co.                     5,457,000     310,969      531,656     6,299,625
                                                                                 --------------------------------------------------
                                                                                   5,457,000     310,969      531,656     6,299,625
                                          Electronic Components - 0.00%
              200        100         300  Gentex Corp.                                             4,338        2,169         6,507
                                                                                 --------------------------------------------------
                                                                                                   4,338        2,169         6,507

                                          Energy Related - 0.73%
              900      1,300       2,200  Allied Waste Industries, Inc.                           17,550       25,350        42,900
              800      1,300       2,100  Newfield Exploration Co.                                13,000       21,125        34,125
            1,200      2,000       3,200  Offshore Logistics, Inc.                                10,462       17,437        27,899
 30,400     1,800      3,000      35,200  PECO Energy Co.                          1,077,300      63,787      106,312     1,247,399
 26,000     1,800      3,100      30,900  Reliant Energy, Inc.                       697,125      48,262       83,119       828,506
            1,200      1,700       2,900  Tidewater, Inc.                                         22,575       31,981        54,556
 21,300     3,200      5,000      29,500  Transocean Offshore, Inc.                  439,312      66,000      103,125       608,437
                                                                                 --------------------------------------------------
                                                                                   2,213,737     241,636      388,449     2,843,822
                                          Entertainment - 1.37%
              200        400         600  Anchor Gaming, Inc.                                      8,013       16,025        24,038
 29,500     1,800      3,000      34,300  Carnival Corp.                           1,312,750      80,100      133,500     1,526,350
              800      1,500       2,300  Hollywood Entertainment Corp.                           21,950       41,156        63,106
            1,200      1,800       3,000  King World Productions, Inc.                            31,725       47,587        79,312
            1,200      1,900       3,100  Musicland Stores Corp.                                  14,175       22,444        36,619
              300        500         800  Polaris Industries, Inc.                                 8,475       14,125        22,600
 48,600     2,500      4,400      55,500  Time Warner, Inc.                        3,134,700     161,250      283,800     3,579,750
                                                                                 --------------------------------------------------
                                                                                   4,447,450     325,688      558,637     5,331,775
                                          Financial Services - 2.46%
 10,400       500      1,000      11,900  American Express Co.                     1,128,400      54,250      108,500     1,291,150
              400        800       1,200  AmeriCredit Corp.                                        4,450        8,900        13,350
              600      1,200       1,800  Ameritrade Holding Corp. Class A                        29,250       58,500        87,750
              200        400         600  CCB Financial Corp.                                     10,387       20,775        31,162
 19,200     1,150      1,950      22,300  Citigroup Inc.                           1,128,000      67,562      114,562     1,310,124
              300        400         700  CMAC Investment Corp.                                   12,394       16,525        28,919
            1,300      1,800       3,100  Countrywide Credit Industries, Inc.                     49,237       68,175       117,412
              408        714       1,122  Delphi Financial Group , Inc.
                                            Class A                                               19,558       34,227        53,785
            2,300      3,300       5,600  Edwards (A.G.), Inc.                                    74,894      107,456       182,350
 23,400     1,300      2,300      27,000  Freddie Mac                              1,377,675      76,537      135,412     1,589,624
              700      1,200       1,900  Legg Mason, Inc.                                        19,819       33,975        53,794
 19,600     1,100      2,000      22,700  Morgan Stanley Dean Witter
                                             Discover & Co.                        1,773,800      99,550      181,000     2,054,350
 22,800     1,450      2,450      26,700  Providian Financial Corp.                2,328,450     148,081      250,206     2,726,737
                                                                                 --------------------------------------------------
                                                                                   7,736,325     665,969    1,138,213     9,540,507
                                          Food & Related - 0.96%
 23,600     1,800      3,100      28,500  Conagra, Inc.                              710,950      54,225       93,387       858,562
            1,600      2,500       4,100  Earthgrains Co.                                         39,300       61,406       100,706
            1,900      2,800       4,700  Flowers Industries, Inc.                                46,312       68,250       114,562
 11,800     1,000      1,700      14,500  Heinz (H.J.) Co.                           642,362      54,437       92,544       789,343
            2,300      3,300       5,600  IBP, Inc.                                               51,750       74,250       126,000
 20,700     1,200      2,100      24,000  Quaker Oats Co.                          1,130,737      65,550      114,712     1,310,999
            2,800      4,000       6,800  Ralcorp Holdings, Inc.                                  49,875       71,250       121,125
 10,100                           10,100  Sara Lee Corp.                             274,594                                274,594
            1,100      1,600       2,700  Vlasic Foods International                              13,406       19,500        32,906
                                                                                 --------------------------------------------------
                                                                                   2,758,643     374,855      595,299     3,728,797

                                          Hospital Management - 0.34%
              300        600         900  Curative Health Services, Inc.                           3,375        6,750        10,125
            1,100      1,600       2,700  Lincare Holdings, Inc.                                  39,187       57,000        96,187
            1,100      1,900       3,000  Mariner Post Acute Network                               2,406        4,156         6,562
              800      1,100       1,900  Omnicare, Inc.                                          19,150       26,331        45,481
              600        900       1,500  PacifiCare Health Systems, Inc.,
                                             Class B                                              43,350       65,025       108,375
              179        313         492  Priority Healthcare Corp, Class B                        6,970       12,187        19,157
 15,300     1,000      1,600      17,900  United Healthcare Corp.                    754,481      49,312       78,900       882,693
              600      1,000       1,600  Universal Health Services, Inc.,
                                             Class B                                              24,375       40,625        65,000
              600        600       1,200  Wellpoint Health Networks, Inc.                         47,325       47,325        94,650
                                                                                 --------------------------------------------------
                                                                                     754,481     235,450      338,299     1,328,230
                                          Hospital Supply - 1.30%
              600      1,000       1,600  ADAC Laboratories                                       10,725       17,875        28,600
 24,800     2,700      4,400      31,900  Biomet, Inc.                               909,850      99,056      161,425     1,170,331
 22,400     1,100      1,900      25,400  Guidant Corp.                            1,276,800      62,700      108,300     1,447,800
              800      1,200       2,000  Hillenbrand Industries, Inc.                            33,500       50,250        83,750
              800      1,400       2,200  Integrated Health Services, Inc.                         4,750        8,312        13,062
  9,700       400        800      10,900  Johnson & Johnson Co.                      828,137      34,150       68,300       930,587
 15,600       600        900      17,100  Medtronic, Inc.                          1,101,750      42,375       63,563     1,207,688
            1,100      1,900       3,000  Owens & Minor, Inc. Holding Co.                         14,025       24,225        38,250
              300        600         900  Patterson Dental Co.                                    12,150       24,300        36,450
              300        600         900  Safeskin Corp.                                           6,975       13,950        20,925
              500        800       1,300  VISIX, Inc.                                             30,875       49,400        80,275
                                                                                 --------------------------------------------------
                                                                                   4,116,537     351,281      589,900     5,057,718
                                          Insurance - 1.81%
            2,700      4,000       6,700  Aflac, Inc.                                            119,137      176,500       295,637
 38,600     1,900      3,700      44,200  Allstate Corp.                           1,447,500      71,250      138,750     1,657,500
            1,100      1,600       2,700  AMBAC Financial Group, Inc.                             61,600       89,600       151,200
              800      1,400       2,200  Capital Re Corp.                                        13,400       23,450        36,850
 37,700     2,300      3,900      43,900  Conseco, Inc.                            1,128,644      68,856      116,756     1,314,256
              300        500         800  Enhance Financial Services Group,
                                            Inc.                                                   7,106       11,844        18,950
 22,400     1,200      2,200      25,800  Equitable Cos., Inc.                     1,513,400      81,075      148,638     1,743,113
              550        890       1,440  Fidelity National Financial, Inc.                       11,000       17,800        28,800
            1,000      1,700       2,700  First American Financial Corp.                          23,437       39,844        63,281
              800      1,500       2,300  Fremont General Corp.                                   15,800       29,625        45,425
 25,300     1,500      2,600      29,400  Hartford Financial Services Group,
                                             Inc.                                  1,367,781      81,094      140,563     1,589,438
              900      1,400       2,300  PMI Group, Inc.                                         38,812       60,375        99,187
                                                                                 --------------------------------------------------
                                                                                   5,457,325     592,567      993,745     7,043,637

                                          Machinery - 0.36%
              600        900       1,500  Applied Power, Inc.                                     14,475       21,713        36,188
              900      1,300       2,200  Briggs & Stratton Corp.                                 43,931       63,456       107,387
              300        500         800  Graco, Inc.                                              6,525       10,875        17,400
 17,200     1,000      1,700      19,900  Ingersoll-Rand Co.                         817,000      47,500       80,750       945,250
              900      1,400       2,300  JLG Industries, Inc.                                    12,656       19,688        32,344
              700      1,100       1,800  Manitowoc Co., Inc.                                     25,812       40,563        66,375
            1,100      1,600       2,700  McDermott International, Inc.                           21,931       31,900        53,831
              500      1,000       1,500  Terex Corp.                                             12,813       25,625        38,438
            1,200      1,700       2,900  Trinity Industries, Inc.                                39,525       55,994        95,519
                                                                                 --------------------------------------------------
                                                                                     817,000     225,168      350,564     1,392,732
                                          Metal Fabrication - 0.01%
              700        800       1,500  Intermet Corp.                                           8,750       10,000        18,750
              100        100         200  Quanex Corp.                                             1,750        1,750         3,500
                                                                                 --------------------------------------------------
                                                                                                  10,500       11,750        22,250
                                          Metals & Mining - 0.38%
  8,000       800      1,400      10,200  Alcoa Inc.                                 324,000      32,400       56,700       413,100
            1,200      1,700       2,900  Martin Marietta Materials, Inc.                         61,575       87,231       148,806
              400        800       1,200  Stillwater Mining Co.                                    9,175       18,350        27,525
 31,300     1,400      2,500      35,200  USX-U.S. Steel Group, Inc.                 792,281      35,438       63,281       891,000
                                                                                 --------------------------------------------------
                                                                                   1,116,281     138,588      225,562     1,480,431
                                          Multi - Industry - 1.10%
 15,700       900      1,600      18,200  AlliedSignal, Inc.                         649,588      37,238       66,200       753,026
            1,600      2,400       4,000  Crane Co.                                               43,900       65,850       109,750
              900      1,500       2,400  Mascotech, Inc.                                         13,613       22,688        36,301
            1,100      1,500       2,600  Pentair, Inc.                                           41,663       56,813        98,476
 38,700     2,000      3,400      44,100  Tyco International Ltd.                  2,880,731     148,875      253,088     3,282,694
                                                                                 --------------------------------------------------
                                                                                   3,530,319     285,289      464,639     4,280,247

                                          Office Supplies - 0.03%
              800      1,400       2,200  Avery-Dennison Corp.                                    42,950       75,163       118,113
                                                                                 --------------------------------------------------
                                                                                                  42,950       75,163       118,113
                                          Oil (Domestic) - 0.39%
            1,200      1,800       3,000  Ashland, Inc.                                           53,400       80,100       133,500
              800      1,300       2,100  Cabot Oil & Gas Corp.                                    8,750       14,219        22,969
              500        900       1,400  Devon Energy Corp.                                      11,719       21,094        32,813
              900      1,300       2,200  Murphy Oil Corp.                                        30,769       44,444        75,213
 16,900       900      1,500      19,300  Sunoco Inc.                                514,394      27,394       45,656       587,444
 27,200     1,600      2,600      31,400  USX - Marathon Group                       562,700      33,100       53,788       649,588
                                                                                 --------------------------------------------------
                                                                                   1,077,094     165,132      259,301     1,501,527
                                          Oil (International) - 2.03%
 18,500     1,100      1,400      21,000  Chevron Corp.                            1,422,188      84,563      107,625     1,614,376
 50,900     3,000      5,100      59,000  Exxon Corp.                              3,388,031     199,688      339,469     3,927,188
 23,900     1,500      2,500      27,900  Mobil Corp.                              1,988,181     124,781      207,969     2,320,931
                                                                                 --------------------------------------------------
                                                                                   6,798,400     409,032      655,063     7,862,495

                                          Paper & Forest Products - 0.32%
              400        600       1,000  American Greetings Corp.                                 9,475       14,213        23,688
 11,500       700      1,100      13,300  Fort James Corp.                           343,563      20,913       32,863       397,339
            1,800      2,600       4,400  Georgia Pacific Corp.                                   36,675       52,975        89,650
 23,400     2,900      4,500      30,800  Owens-Illinois, Inc.                       560,138      69,419      107,719       737,276
                                                                                 --------------------------------------------------
                                                                                     903,701     136,482      207,770     1,247,953
                                          Pharmaceuticals - 5.16%
 13,300       700      1,200      15,200  Allergan, Inc.                           1,083,950      57,050       97,800     1,238,800
              700      1,100       1,800  Alpharma, Inc. Class A                                  26,513       41,663        68,176
  2,900       200        200       3,300  Bausch & Lomb, Inc.                        174,906      12,063       12,063       199,032
            2,200      3,200       5,400  Bergen Brunswig Corp.                                   53,763       78,200       131,963
              400        800       1,200  Bindley Western Industries, Inc.                        10,525       21,050        31,575
 12,800     2,000      3,200      18,000  Biogen, Inc.                             1,230,400     192,250      307,600     1,730,250
 21,100     1,200      2,100      24,400  Bristol-Meyers Squibb Co.                2,657,281     151,125      264,469     3,072,875
 11,300     2,343      3,527      17,170  Cardinal Health, Inc.                      815,719     169,135      254,605     1,239,459
              100        100         200  Immunex Corp.                                           14,150       14,150        28,300
 24,400     1,500      2,500      28,400  Lilly (Eli)& Co.                         2,310,375     142,031      236,719     2,689,125
              300        600         900  Medimmune, Inc.                                         16,500       33,000        49,500
 17,000     1,000      1,800      19,800  Merck & Co., Inc.                        1,389,750      81,750      147,150     1,618,650
            1,700      2,400       4,100  Mylan Laboratories, Inc.                                46,431       65,550       111,981
 12,700       700      1,200      14,600  Pfizer, Inc.                             1,675,606      92,356      158,325     1,926,287
              700      1,300       2,000  Roberts Pharmaceutical Corp.                            15,838       29,413        45,251
 43,000     3,200      5,600      51,800  Schering-Plough Corp.                    2,405,313     179,000      313,250     2,897,563
 36,200     1,300      2,300      39,800  Warner-Lambert Co.                       2,500,063      89,781      158,844     2,748,688
            1,600      2,400       4,000  Watson Pharmaceuticals, Inc.                            77,300      115,950       193,250
                                                                                 --------------------------------------------------
                                                                                  16,243,363   1,427,561    2,349,801    20,020,725
                                          Printing & Publishing - 1.03%
              200        400         600  Consolidated Graphics, Inc.                             12,150       24,300        36,450
  8,700       500        900      10,100  McGraw-Hill Cos., Inc.                     952,106      54,719       98,494     1,105,319
              300        600         900  Metro Networks, Inc.                                    13,500       27,000        40,500
 11,000       800      1,300      13,100  New York Times Co., Class A                341,000      24,800       40,300       406,100
              700      1,000       1,700  Scholastic Corp.                                        34,475       49,250        83,725
 22,500     1,200      2,200      25,900  Viacom, Inc., Class B                    1,988,437     106,050      194,425     2,288,912
              500      1,000       1,500  World Color Press, Inc.                                 12,406       24,813        37,219
                                                                                 --------------------------------------------------
                                                                                   3,281,543     258,100      458,582     3,998,225
                                          Restaurants/Lodging - 0.34%
            1,800      2,600       4,400  Bob Evans Farms, Inc.                                   38,813       56,063        94,876
            1,800      2,500       4,300  Brinker International, Inc.                             52,088       72,344       124,432
              600      1,100       1,700  CEC Entertainment, Inc.                                 18,000       33,000        51,000
            1,600      2,300       3,900  Darden Restaurants, Inc.                                35,200       50,600        85,800
  8,200       400        800       9,400  McDonald's Corp.                           697,000      34,000       68,000       799,000
              810      1,087       1,897  Promus Hotel Corp.                                      28,502       38,249        66,751
              700      1,300       2,000  Ruby Tuesday, Inc.                                      13,038       24,213        37,251
            1,800      3,100       4,900  Ryan's Family Steak Houses, Inc.                        20,475       35,263        55,738
                                                                                 --------------------------------------------------
                                                                                     697,000     240,116      377,732     1,314,848

                                          Retail - 3.18%
            1,100      1,600       2,700  Abercrombie & Fitch Co., Class A                        83,600      121,600       205,200
              600        900       1,500  AnnTaylor Stores Corp.                                  22,688       34,031        56,719
            1,500      2,200       3,700  Best Buy Co., Inc.                                     139,125      204,050       343,175
              800      1,400       2,200  Cato Corp. Class A                                       7,600       13,300        20,900
 29,900     1,750      2,900      34,550  Gap, Inc.                                1,934,156     113,203      187,594     2,234,953
              900      1,300       2,200  Hertz Corp.                                             35,831       51,756        87,587
 24,000     1,300      2,300      27,600  Home Depot, Inc.                         1,432,500      77,594      137,281     1,647,375
              400        700       1,100  Linens 'N Things, Inc.                                  14,400       25,200        39,600
 28,600     1,800      3,100      33,500  Lowe's Cos., Inc.                        1,696,337     106,763      183,869     1,986,969
            5,000      7,200      12,200  OfficeMax, Inc.                                         38,750       55,800        94,550
              400        700       1,100  Pillowtex Corp.                                          9,700       16,975        26,675
              500        900       1,400  Rent-A-Center, Inc.                                     12,688       22,838        35,526
            2,200      3,400       5,600  Ross Stores, Inc.                                      100,650      155,550       256,200
 20,600     2,500      3,900      27,000  TJX Cos., Inc.                             588,388      71,406      111,394       771,188
              200        300         500  United Stationers, Inc.                                  3,663        5,494         9,157
 45,100     2,500      4,400      52,000  Wal-Mart Stores, Inc.                    3,895,513     215,938      380,050     4,491,501
              400        700       1,100  Zale Corp.                                              13,250       23,188        36,438
                                                                                 --------------------------------------------------
                                                                                   9,546,894   1,066,849    1,729,970    12,343,713
                                          Retail Food/Drug - 0.60%
 11,700       400        900      13,000  Albertson's, Inc.                          666,900      22,800       51,300       741,000
              400        600       1,000  Great Atlantic & Pacific Tea Co.,
                                             Inc.                                                 12,625       18,938        31,563
              600      1,100       1,700  Richfood Holdings, Inc.                                 14,250       26,125        40,375
 23,200     1,200      2,100      26,500  Safeway, Inc.                            1,339,800      69,300      121,275     1,530,375
                                                                                 --------------------------------------------------
                                                                                   2,006,700     118,975      217,638     2,343,313
                                          Semi-Conductors/Instrumentation - 2.15%
            1,200      1,800       3,000  Altera Corp.                                            58,350       87,525       145,875
              800      1,100       1,900  Comverse Technology, Inc.                               57,400       78,925       136,325
              400        600       1,000  Electro Scientific Industries, Inc.                     14,625       21,938        36,563
 42,100     2,500      4,200      48,800  Intel Corp.                              5,049,369     299,844      503,738     5,852,951
            1,100      1,600       2,700  Lattice Semiconductor Corp.                             43,863       63,800       107,663
            2,200      3,000       5,200  Linear Technology Corp.                                 96,388      131,438       227,826
              600      1,000       1,600  Plexus Corp.                                            19,613       32,688        52,301
              700      1,300       2,000  PMC-Sierra, Inc.                                        49,613       92,138       141,751
 24,800     1,400      2,400      28,600  Rockwell International Corp.             1,102,050      62,213      106,650     1,270,913
              400        600       1,000  Sanmina Corp.                                           20,900       31,350        52,250
              900      1,500       2,400  Vitesse Semiconductors Corp.                            41,344       68,906       110,250
            1,200      1,700       2,900  Xilinx, Inc.                                            83,700      118,575       202,275
                                                                                 --------------------------------------------------
                                                                                   6,151,419     847,853    1,337,671     8,336,943

                                          Tobacco - 0.59%
 49,700     3,000      5,500      58,200  Philip Morris Cos., Inc.                 1,944,513     117,375      215,188     2,277,076
                                                                                 --------------------------------------------------
                                                                                   1,944,513     117,375      215,188     2,277,076

                                          Transportation - 0.23%
 17,100     1,100      2,100      20,300  Burlington Northern Santa Fe Corp.         566,438      36,438       69,563       672,439
              600        900       1,500  Kansas City Southern Industries,
                                             Inc.                                                 28,050       42,075        70,125
              600      1,000       1,600  M.S. Carriers, Inc.                                     16,200       27,000        43,200
              200                    200  Rollins Truck Leasing Corp.                              2,125                      2,125
              100        100         200  Swift Transportation Co., Inc.                           2,994        2,994         5,988
            1,300      2,200       3,500  USFreightways Corp.                                     41,438       70,125       111,563
                                                                                 --------------------------------------------------
                                                                                     566,438     127,245      211,757       905,440
                                          Utilities - Electric - 0.89%
            2,900      4,100       7,000  Allegheny Energy, Inc.                                  86,094      121,719       207,813
            1,300      1,900       3,200  BEC Energy                                              47,369       69,231       116,600
              500        800       1,300  Calpine Corp.                                           16,375       26,200        42,575
            1,900      2,700       4,600  CMS Energy Corp.                                        78,613      111,713       190,326
            4,000      5,800       9,800  Conectiv Inc.                                           84,750      122,888       207,638
            1,450      2,050       3,500  DQE, Inc.                                               55,372       78,284       133,656
 30,500     1,700      2,900      35,100  Edison International                       777,750      43,350       73,950       895,050
            1,700      2,400       4,100  Energy East Corp.                                       91,163      128,700       219,863
              900      1,300       2,200  FirstEnergy Corp.                                       26,325       38,025        64,350
 18,500     1,000      1,700      21,200  FPL Group, Inc.                            951,594      51,438       87,444     1,090,476
            1,800      2,500       4,300  NIPSCO Industries, Inc.                                 46,688       64,844       111,532
            2,100      3,000       5,100  Public Service Co. of New Mexico                        32,288       46,125        78,413
              600      1,100       1,700  TNP Enterprises, Inc.                                   17,550       32,175        49,725
              300        500         800  United Illuminating Co.                                 13,313       22,188        35,501
                                                                                 --------------------------------------------------
                                                                                   1,729,344     690,688    1,023,486     3,443,518
                                          Utilities - Gas & Pipeline - 0.41%
 31,400     1,600      2,800      35,800  Coastal Corp.                            1,004,800      51,200       89,600     1,145,600
            2,700      3,900       6,600  El Paso Energy Corp.                                    98,381      142,106       240,487
              800      1,400       2,200  Energen Corp.                                           11,200       19,600        30,800
            1,200      1,800       3,000  NICOR, Inc.                                             45,825       68,738       114,563
              200        400         600  Piedmont Natural Gas Co., Inc.                           6,825       13,650        20,475
              600      1,000       1,600  Southwest Gas Corp.                                     17,250       28,750        46,000
                                                                                 --------------------------------------------------
                                                                                   1,004,800     230,681      362,444     1,597,925
  5,400     1,700      3,000      10,100  Ameritech Corp.                            353,025     111,138      196,125       660,288
 32,600     2,300      4,000      38,900  AT&T Corp.                               2,677,275     188,888      328,500     3,194,663
            1,600      2,800       4,400  Bell Atlantic Corp.                                     91,900      160,825       252,725
 70,600     3,900      6,300      80,800  BellSouth Corp.                          3,265,250     180,375      291,375     3,737,000
            1,550      2,200       3,750  Century Telephone Enterprises, Inc.                     95,713      135,850       231,563
              800      1,100       1,900  Cincinnati Bell, Inc.                                   15,800       21,725        37,525
 26,300       400        500      27,200  GTE Corp.                                1,706,213      25,950       32,438     1,764,601
              500        900       1,400  Inter-Tel, Inc.                                          8,813       15,863        24,676
 56,424     1,800      3,100      61,324  MCI Worldcom, Inc.                       4,654,980     148,500      255,750     5,059,230
  8,100       300        400       8,800  Sprint Corp.                               695,081      25,744       34,325       755,150
 23,900     1,400      2,300      27,600  U S WEST, Inc.                           1,274,169      74,638      122,619     1,471,426
                                                                                 --------------------------------------------------
                                                                                  14,625,993     967,459    1,595,395    17,188,847
                                                                                                                        -----------
                                          Total Common Stock                                                            211,890,106

                                          Convertible Preferred Stock - 0.06%

                                          Convertible Preferred Stock - 0.06%
  4,845                            4,845  Sealed Air Corp.                           249,518                                249,518
                                                                                 --------------------------------------------------
                                                                                     249,518                                249,518
                                                                                                                        -----------
                                          Total Convertible Preferred Stock                                                 249,518

   Asset           Time        Time       Total   Description
Allocation      Horizon II  Horizon III

   Shares /      Shares /    Shares /    Shares/
    Par           Par         Par         Par
                                                  Corporate Bonds - 14.12%

                                                  Building Products - 0.66%
  1,350,000                             1,350,000 Hanson Overseas B.V. Senior Notes
  1,100,000                             1,100,000 USG Corp. Senior Notes


                                                  Chemicals - 0.39%
  1,500,000                             1,500,000 Praxair, Inc. Notes

                                                  Computer Hardware - 0.13%
                 500,000                  500,000 International Business Machines Corp.

                                                  Containers - 0.27%
  1,050,000                             1,050,000 Crown Cork & Seal PLC Company Guarenteed Notes

                                                  Financial Services - 6.31%
  1,000,000                             1,000,000 Associates Corp. of North America Debentures
                 600,000     375,000      975,000 Banc One Corp.
  1,400,000                             1,400,000 Banco Latinoamericano Bank Guarenteed Notes 144A
  1,100,000                             1,100,000 Bear Stearns Co. Senior Notes

Description                                                                            Asset        Time         Time         Total
                                                                                    Allocation   Horizon II   Horizon III

                                                                                      Market       Market       Market        Market
                                                                                      Value        Value        Value         Value
Corporate Bonds - 14.12%                              Coupon      Maturity

Building Products - 0.66%
Hanson Overseas B.V. Senior Notes                        7.375     01/15/03          1,400,625                             1,400,625
USG Corp. Senior Notes                                   9.250     09/15/01          1,170,125                             1,170,125
                                                                                   -------------------------------------------------
                                                                                     2,570,750                             2,570,750

Chemicals - 0.39%
Praxair, Inc. Notes                                      6.750     03/01/03          1,501,875                             1,501,875
                                                                                   -------------------------------------------------
                                                                                     1,501,875                             1,501,875
Computer Hardware - 0.13%
International Business Machines Corp.                    6.375     06/15/00                        505,000                   505,000
                                                                                   -------------------------------------------------
                                                                                                   505,000                   505,000
Containers - 0.27%
Crown Cork & Seal PLC Company Guarenteed Notes                    12/15/03           1,050,000                             1,050,000
                                                                                   -------------------------------------------------
                                                                                     1,050,000                             1,050,000
Financial Services - 6.31%
Associates Corp. of North America Debentures                      11/01/18           1,031,250                             1,031,250
Banc One Corp.                                           6.375    10/01/02                         606,000     378,750       984,750
Banco Latinoamericano Bank Guarenteed Notes 144A                  10/16/01           1,328,250                             1,328,250
Bear Stearns Co. Senior Notes                            6.150    03/02/04           1,089,777                             1,089,777

   Asset           Time        Time       Total   Description
Allocation      Horizon II  Horizon III

   Shares /      Shares /    Shares /    Shares/
    Par           Par         Par         Par

                 400,000     400,000      800,000 Bear Stearns Cos., Inc.
  1,600,000                             1,600,000 BHP Finance USA Ltd. Debentures
  1,400,000                             1,400,000 Capital One Bank Notes
  1,400,000                             1,400,000 Case Credit Corp. Notes
                 500,000     500,000    1,000,000 Chrysler Financial Corp.
                 200,000     100,000      300,000 Countrywide Home Loan
  2,200,000                             2,200,000 Finova Capital Corp. Notes
                 250,000                  250,000 General Motors Acceptance Corp.
                 250,000     500,000      750,000 General Motors Acceptance Corp.
  1,000,000                             1,000,000 GMAC Notes.
                 250,000     250,000      500,000 Household Finance Corp.
                 200,000     100,000      300,000 Household Netherlands BV
                 500,000     500,000    1,000,000 International Lease Finance Corp.
  1,200,000                             1,200,000 Lehman Brothers Holdings Co. Senior Notes
                 350,000                  350,000 Merrill Lynch & Co., Inc.
                 250,000                  250,000 Morgan Stanley Dean Witter Discover & Co.
  1,200,000                             1,200,000 Newcourt Credit Group Notes 144A
  1,250,000                             1,250,000 Paine Webber Group, Inc. Senior Notes
                 275,000                  275,000 Pitney Bowes Credit Corp.
  1,100,000                             1,100,000 PSEG Capital Corp. Notes 144A
  1,300,000                             1,300,000 Salomon Smith Barney Holdings, Inc. Notes
                 260,000     260,000      520,000 Transamerica Finance Corp.

                                                  Food & Related - 0.54%
                 325,000     300,000      625,000 Hershey Foods Co.
  1,500,000                             1,500,000 Nabisco, Inc. Notes

                                                  Funeral Services - 0.28%
  1,100,000                             1,100,000 Service Corp. International Senior Notes

                                                  Instruments/Controls - 0.30%
  1,200,000                             1,200,000 Thermo Electron Corp. Notes

                                                  Insurance - 0.66%
  1,000,000                             1,000,000 AON Corp. Notes
  1,500,000                             1,500,000 MCN Investment Corp. Notes

                                                  Multi-Industry - 0.26%
                 500,000     500,000    1,000,000 Honeywell, Inc.

Description                                                                            Asset        Time         Time         Total
                                                                                    Allocation   Horizon II   Horizon III

                                                                                      Market       Market       Market        Market
                                                                                      Value        Value        Value         Value
                                                      Coupon      Maturity
Bear Stearns Cos., Inc.                                  6.750    05/01/01                         405,000     405,000       810,000
BHP Finance USA Ltd. Debentures                          6.420    03/01/26           1,588,000                             1,588,000
Capital One Bank Notes                                   7.000    04/30/01           1,412,250                             1,412,250
Case Credit Corp. Notes                                  6.125    02/15/03           1,398,250                             1,398,250
Chrysler Financial Corp.                                 6.950    03/25/02                         514,375     514,375     1,028,750
Countrywide Home Loan                                    7.450    09/16/03                         206,250     103,125       309,375
Finova Capital Corp. Notes                               6.625    09/15/01           2,227,500                             2,227,500
General Motors Acceptance Corp.                          5.875    01/22/03                         248,438                   248,438
General Motors Acceptance Corp.                          6.750    02/07/02                         255,313     510,625       765,938
GMAC Notes.                                              5.750    11/10/03             991,250                               991,250
Household Finance Corp.                                  6.875    03/01/07                         255,938     255,938       511,876
Household Netherlands BV                                 6.125    03/01/03                         199,250      99,625       298,875
International Lease Finance Corp.                        6.875    05/01/01                         510,000     510,000     1,020,000
Lehman Brothers Holdings Co. Senior Notes                         08/15/09           1,209,000                             1,209,000
Merrill Lynch & Co., Inc.                                6.000    01/15/01                         351,313                   351,313
Morgan Stanley Dean Witter Discover & Co.                         06/24/02                         265,000                   265,000
Newcourt Credit Group Notes 144A                         6.875    02/16/05           1,177,500                             1,177,500
Paine Webber Group, Inc. Senior Notes                    7.015    02/10/04           1,270,313                             1,270,313
Pitney Bowes Credit Corp.                                5.650    01/15/03                         272,594                   272,594
PSEG Capital Corp. Notes 144A                            6.740    10/23/01           1,116,500                             1,116,500
Salomon Smith Barney Holdings, Inc. Notes                         05/15/03           1,293,500                             1,293,500
Transamerica Finance Corp.                               6.375    11/15/01                         261,950     261,950       523,900
                                                                                    ------------------------------------------------
                                                                                    17,133,340   4,351,421   3,039,388    24,524,149
Food & Related - 0.54%
Hershey Foods Co.                                        6.700     10/1/05                         339,219     313,125       652,344
Nabisco, Inc. Notes                                      6.125     02/1/03           1,455,000                             1,455,000
                                                                                    ------------------------------------------------
                                                                                     1,455,000     339,219     313,125     2,107,344
Funeral Services - 0.28%
Service Corp. International Senior Notes                 6.300    03/15/03           1,080,750                             1,080,750
                                                                                    ------------------------------------------------
                                                                                     1,080,750                             1,080,750
Instruments/Controls - 0.30%
Thermo Electron Corp. Notes                              7.625    10/30/08           1,149,000                             1,149,000
                                                                                    ------------------------------------------------
                                                                                     1,149,000                             1,149,000
Insurance - 0.66%
AON Corp. Notes                                          7.400     10/01/02          1,043,750                             1,043,750
MCN Investment Corp. Notes                               6.890     01/16/02          1,524,375                             1,524,375
                                                                                    ------------------------------------------------
                                                                                     2,568,125                             2,568,125
Multi-Industry - 0.26%
Honeywell, Inc.                                          6.750     03/15/02                        511,875     511,875     1,023,750
                                                                                    ------------------------------------------------
                                                                                                   511,875     511,875     1,023,750

   Asset           Time        Time       Total   Description
Allocation      Horizon II  Horizon III

   Shares /      Shares /    Shares /    Shares/
    Par           Par         Par         Par
                                                  Multi - Media - 0.96%
  1,200,000                             1,200,000 Cox Radio, Inc. Company Guarenteed Notes
  1,250,000                             1,250,000 News America Inc. Senior Notes
  1,250,000                             1,250,000 Time Warner Inc., Pass-Through Certificates 144A

                                                  Oil & Gas - 0.96%
  1,605,000                             1,605,000 Coastal Corp. Notes
  1,000,000                             1,000,000 KN Energy, Inc. Senior Notes
  1,000,000                             1,000,000 Williams Companies., Inc. Notes

                                                  Paper Products - 0.34%
  1,250,000                             1,250,000 James River Corp. Debentures

                                                  Retail - 0.39%
                 300,000                  300,000 Wal-Mart Stores, Inc.
  1,200,000                             1,200,000 Sears Roebuck Acceptance Corp. Notes

                                                  Utilities - Electric - 0.52%
                 145,000     590,000      735,000 Southern California Edison Note
  1,300,000                             1,300,000 Consumer Energy Co. Bonds, Series B

                                                  Utilities - Telephone - 1.15%
                 200,000     250,000      450,000 AT&T Corp.
  1,200,000                             1,200,000 Cable & Wireless Communications Notes
  1,200,000                             1,200,000 GTE Corp. Debentures
  1,400,000                             1,400,000 Worldcom, Inc. Senior Notes

                                                  Asset Backed Securities - 0.20%

                                                  Asset Backed Securities - 0.20%
                              81,642       81,642 CPS Auto Grantor Trust, Series 1997-3, Class A1
                 102,053                  102,053 CPS Auto Trust, Series 1997-3, Class A1
                 350,000     250,000      600,000 First USA Credit Card Master Trust, Series 1997-6,
                                                      Class A

                                                  Collateralized Mortgage Obligations - 9.69%

                                                  Collateralized Mortgage Obligations - 9.69%
                 175,000     300,000      475,000 Access Financial Mortgage Loan Trust, Series 1997-3,
                                                      Class A
  1,000,000                             1,000,000 AESOP Funding II, Series 1997-1, Class A1,144A
                 300,000     275,000      575,000 American Express Master Trust, Series 1998-1, Class A

Description                                                                            Asset        Time         Time         Total
                                                                                    Allocation   Horizon II   Horizon III

                                                                                      Market       Market       Market        Market
                                                                                      Value        Value        Value         Value
                                                      Coupon      Maturity
Multi - Media - 0.96%
Cox Radio, Inc. Company Guarenteed Notes                          05/15/03           1,203,000                             1,203,000
News America Inc. Senior Notes                           6.625    01/09/08           1,259,375                             1,259,375
Time Warner Inc., Pass-Through Certificates 144A                  12/30/01           1,256,250                             1,256,250
                                                                                    ------------------------------------------------
                                                                                     3,718,625                             3,718,625
Oil & Gas - 0.96%
Coastal Corp. Notes                                      8.125     09/15/02          1,711,331                             1,711,331
KN Energy, Inc. Senior Notes                             6.450     03/01/03          1,002,500                             1,002,500
Williams Companies., Inc. Notes                          6.125     02/01/01          1,000,000                             1,000,000
                                                                                    ------------------------------------------------
                                                                                     3,713,831                             3,713,831
Paper Products - 0.34%
James River Corp. Debentures                             8.375     11/15/01          1,325,000                             1,325,000
                                                                                    ------------------------------------------------
                                                                                     1,325,000                             1,325,000
Retail - 0.39%
Wal-Mart Stores, Inc.                                    7.250     06/01/13                        325,125                   325,125
Sears Roebuck Acceptance Corp. Notes                               03/20/03          1,192,500                             1,192,500
                                                                                    ------------------------------------------------
                                                                                     1,192,500     325,125                 1,517,625
Utilities - Electric - 0.52%
Southern California Edison Note                          6.500     06/01/01                        146,994     598,113       745,107
Consumer Energy Co. Bonds, Series B                      6.200     05/01/03          1,290,250                             1,290,250
                                                                                    ------------------------------------------------
                                                                                     1,290,250     146,994     598,113     2,035,357
Utilities - Telephone - 1.15%
AT&T Corp.                                               8.625     12/01/31                        218,000     272,500       490,500
Cable & Wireless Communications Notes                              03/06/03          1,209,000                             1,209,000
GTE Corp. Debentures                                     9.100     06/01/03          1,333,500                             1,333,500
Worldcom, Inc. Senior Notes                              6.400     08/15/05          1,417,500                             1,417,500
                                                                                    ------------------------------------------------
                                                                                     3,960,000     218,000     272,500     4,450,500
                                                                                                                          ----------
Total Corporate Bonds                                                                                                     54,841,681

Asset Backed Securities - 0.20%

Asset Backed Securities - 0.20%
CPS Auto Grantor Trust, Series 1997-3, Class A1                    12/15/02                                     82,076        82,076
CPS Auto Trust, Series 1997-3, Class A1                  6.100     12/15/02                        102,595                   102,595
First USA Credit Card Master Trust, Series 1997-6,
    Class A                                                        03/17/05                        356,125     254,375       610,500
                                                                                    ------------------------------------------------
                                                                                                   458,720     336,451       795,171
                                                                                                                          ----------
Total Asset Backed Securities                                                                                                795,171

Collateralized Mortgage Obligations - 9.69%

Collateralized Mortgage Obligations - 9.69%
Access Financial Mortgage Loan Trust, Series 1997-3,
    Class A                                                        05/18/24                        175,390     300,669       476,059
AESOP Funding II, Series 1997-1, Class A1,144A                     10/20/01          1,005,990                             1,005,990
American Express Master Trust, Series 1998-1, Class A              04/15/04                        304,202     278,851       583,053

   Asset           Time        Time       Total   Description
Allocation      Horizon II  Horizon III

   Shares /      Shares /    Shares /    Shares/
    Par           Par         Par         Par
                                                                                                        Coupon      Maturity
  1,750,000                             1,750,000 Asset Securitization Corp., Series 1997-D5, Class A1C             02/14/41
                 246,509     154,068      400,577 Banc One Auto Grantor Trust, Series 1997-B, Class A               07/20/04
                 500,000     250,000      750,000 Chase Credit Card Master Trust, Series 1997-2, Class A            04/15/03
                 500,000     250,000      750,000 Chase Manhattan Credit Card Master Trust,  Series
                                                      1996-4, Class A                                               02/15/03
  1,030,773                             1,030,773 Chevy Chase Auto Receivables Trust, Series 1998-2,
                                                      Class A                                                       12/15/04
  1,300,000                             1,300,000 Circuit City Credit Card Master Trust, Series 1995-1,
                                                      Class A                                                       08/15/05
  1,715,000                             1,715,000 Commerical Mortgage Acceptance Corp., Series 1998-C1,
                                                      Class A2                                                      05/15/08
  1,800,000                             1,800,000 Credit Suisse First Boston Mortgage Securities Corp.,
                                                      Series 1998-C1, Class A1B                                     05/17/08
  1,910,041                             1,910,041 Criimi Mae CMBS Corp., Series 1998-1, Class A1, 144A+             10/20/01
  1,900,000                             1,900,000 Donaldson, Lufkin, Jenrette, Commerical Mortgage
                                                      Corp., Series 1998-CG1, Class A1B                             05/10/08
                 175,000     300,000      475,000 EQCC Home Equity Loan Trust, Series 1997-2, Class A               02/15/12
  1,300,000                             1,300,000 Fingerhut Master Trust, Series 1998-1, Class A                    02/15/05
                 350,000     300,000      650,000 First Plus Home Improvement Loan Trust, Series 1996-3
                                                      Class A                                                       09/20/14
                 250,000     125,000      375,000 First Plus Home Loan Trust, Series 1997-1, Class A6               12/10/15
  2,000,000                             2,000,000 First Union-Lehman Brothers-Bank of America Trust,
                                                      Series 1998-C2, Class A2                                      11/18/08
  1,600,000                             1,600,000 General Growth Properties, Series 1, Class A2, 144A+              11/15/07
  2,075,000                             2,075,000 GMAC Commerical Mortgage Securities, Inc., Series
                                                      1997-C2, Class A3                                             11/15/07
  2,350,000                             2,350,000 Lehman Brothers Commercial Conduit Mortgage Trust,
                                                      Series 1998-C1, Class A3                                      01/18/08
    750,000                               750,000 Mortgage Capital Funding, Inc., Series 1998-MC1,
                                                      Class A2                                                      01/18/08
  1,850,000                             1,850,000 Mortgage Capital Funding, Inc., Series 1998-MC2,
                                                      Class A2                                                      05/18/08
                 227,756     227,756      455,512 Navistar Financial Corp. Owner Trust, Series 1998-1,
                                                      Class A                                                       11/15/04
                 469,530                  469,530 Nomura Asset Securities Corp., Series 1998-D6,
                                                      Class A                                                       03/15/30
  2,050,000                             2,050,000 Nomura Asset Securties Corp., Series 1998-D6,
                                                      Class A1B                                                     03/17/28
                             469,530      469,530 Normura Asset Securities Corp., Series 1998-D6,
                                                      Class A1A                                                     03/15/30
  1,800,000                             1,800,000 Pemex Corp., Series 144A                                 5.720    11/15/02
                 325,000     300,000      625,000 Premier Auto Trust, Series 1998-2,   Class A                      01/06/02
                 300,000     275,000      575,000 Sears Credit Acceptance Master Trust, Series 1998-1,
                                                      Class A                                                       08/15/05
    850,260                               850,260 UAF Auto Grantor Trust, Series 1998-A, Class A, 144A              05/17/04
 50,519,565                            50,519,565 Vendee Mortgage Trust, Series 1998-1, Class 2,
                                                      Interest Only Obligation                                      02/15/28
 51,871,974                            51,871,974 Vendee Mortgage Trust, Series 1998-3, Class 10,
                                                      Interest Only Obligation                                      09/01/28

                                                  Investment Companies - 2.27%

                                                  Investment Companies - 2.27%
                 125,900     131,800      257,700 T-Rowe Price Foreign Equity
                 145,800     152,600      298,400 T-Rowe Price International Equity Fund


                                                  Total Investment Companies

Description                                                           Asset        Time         Time         Total
                                                                   Allocation   Horizon II   Horizon III

                                                                     Market       Market       Market        Market
                                                                     Value        Value        Value         Value

Asset Securitization Corp., Series 1997-D5, Class A1C               1,784,300                             1,784,300
Banc One Auto Grantor Trust, Series 1997-B, Class A                               247,891     154,932       402,823
Chase Credit Card Master Trust, Series 1997-2, Class A                            505,837     252,918       758,755
Chase Manhattan Credit Card Master Trust,  Series
    1996-4, Class A                                                               501,665     250,832       752,497
Chevy Chase Auto Receivables Trust, Series 1998-2,
    Class A                                                         1,035,516                             1,035,516
Circuit City Credit Card Master Trust, Series 1995-1,
    Class A                                                         1,311,140                             1,311,140
Commerical Mortgage Acceptance Corp., Series 1998-C1,
    Class A2                                                        1,726,653                             1,726,653
Credit Suisse First Boston Mortgage Securities Corp.,
    Series 1998-C1, Class A1B                                       1,789,191                             1,789,191
Criimi Mae CMBS Corp., Series 1998-1, Class A1, 144A+               1,880,794                             1,880,794
Donaldson, Lufkin, Jenrette, Commerical Mortgage
    Corp., Series 1998-CG1, Class A1B                               1,902,290                             1,902,290
EQCC Home Equity Loan Trust, Series 1997-2, Class A                               177,487     304,263       481,750
Fingerhut Master Trust, Series 1998-1, Class A                      1,311,863                             1,311,863
First Plus Home Improvement Loan Trust, Series 1996-3
    Class A                                                                       361,742     310,065       671,807
First Plus Home Loan Trust, Series 1997-1, Class A6                               244,178     122,089       366,267
First Union-Lehman Brothers-Bank of America Trust,
    Series 1998-C2, Class A2                                        2,022,130                             2,022,130
General Growth Properties, Series 1, Class A2, 144A+                1,617,176                             1,617,176
GMAC Commerical Mortgage Securities, Inc., Series
    1997-C2, Class A3                                               2,100,761                             2,100,761
Lehman Brothers Commercial Conduit Mortgage Trust,
    Series 1998-C1, Class A3                                        2,360,986                             2,360,986
Mortgage Capital Funding, Inc., Series 1998-MC1,
    Class A2                                                          754,309                               754,309
Mortgage Capital Funding, Inc., Series 1998-MC2,
    Class A2                                                        1,853,154                             1,853,154
Navistar Financial Corp. Owner Trust, Series 1998-1,
    Class A                                                                       229,282     229,282       458,564
Nomura Asset Securities Corp., Series 1998-D6,
    Class A                                                                       472,516                   472,516
Nomura Asset Securties Corp., Series 1998-D6,
    Class A1B                                                       2,054,418                             2,054,418
Normura Asset Securities Corp., Series 1998-D6,
    Class A1A                                                                                 472,516       472,516
Pemex Corp., Series 144A                                            1,757,250                             1,757,250
Premier Auto Trust, Series 1998-2,   Class A                                      324,509     299,547       624,056
Sears Credit Acceptance Master Trust, Series 1998-1,
    Class A                                                                       297,807     272,990       570,797
UAF Auto Grantor Trust, Series 1998-A, Class A, 144A                  852,386                               852,386
Vendee Mortgage Trust, Series 1998-1, Class 2,
    Interest Only Obligation                                          777,547                               777,547
Vendee Mortgage Trust, Series 1998-3, Class 10,
    Interest Only Obligation                                          628,118                               628,118
                                                                   ------------------------------------------------
                                                                   30,525,972   3,842,506   3,248,954    37,617,432
                                                                                                         ----------
Total Collateralized Mortgage Obligations                                                                37,617,432

Investment Companies - 2.27%

Investment Companies - 2.27%
T-Rowe Price Foreign Equity                                                     2,196,955   2,299,910     4,496,865
T-Rowe Price International Equity Fund                                          2,118,474   2,217,278     4,335,752
                                                                   ------------------------------------------------
                                                                                4,315,429   4,517,188     8,832,617
                                                                                                         ----------
Total Investment Companies                                                                                8,832,617

   Asset           Time        Time       Total   Description
Allocation      Horizon II  Horizon III

   Shares /      Shares /    Shares /    Shares/
    Par           Par         Par         Par

                                                  Medium Term Notes - 0.68%

                                                  Medium Term Notes - 0.68%
                 250,000     350,000      600,000 Norwest Corp.
                 500,000     500,000    1,000,000 Sears Roebuck Acceptance Corp.
                 500,000     500,000    1,000,000 Smithkline Beecham Corp.

                                                  Temporary Investments - 0.67%

                                                  Temporary Investments - 0.67%
  1,303,929                             1,303,929 Temporary Investment Cash Fund
  1,303,929                             1,303,929 Temporary Investment Fund

                                                  U.S. Government Agency Obligations - 17.74%

                                                  U.S. Government Agency Obligations - 11.41%
                 213,885      81,472      295,357 FannieMae
                 157,337     157,337      314,674 FannieMae
                 331,781     265,841      597,621 FannieMae
                 223,548     331,781      555,329 FannieMae
                 750,000     750,000    1,500,000 FannieMae
                 750,000     500,000    1,250,000 FannieMae
                 196,201      65,400      261,601 FannieMae
               1,000,000   1,000,000    2,000,000 Federal Home Loan Bank
                  59,298      29,649       88,947 Federal Home Loan Mortgage Corp.
                 740,513     533,169    1,273,683 Federal Home Loan Mortgage Corp.
                 186,497     556,461      742,958 Federal Home Loan Mortgage Corp.
      9,180                                 9,180 FHLMC Pool #533301
  2,163,715                             2,163,715 FHLMC Pool #E60891
    565,319                               565,319 FHLMC Pool #G10304
  2,527,532                             2,527,532 FNCI Pool #400028
    705,817                               705,817 FNCL Pool #313349
  3,766,993                             3,766,993 FNCL Pool #313644
    276,900                               276,900 FNCL Pool #325602
  1,012,811                             1,012,811 FNCX Pool #323191
  2,000,000                             2,000,000 FNMA Pool #1997-M5 Class C
    996,067                               996,067 FNMA Pool #345858
  3,459,249                             3,459,249 FNMA Pool #405210

Description                                                                            Asset        Time         Time         Total
                                                                                    Allocation   Horizon II   Horizon III

                                                                                      Market       Market       Market        Market
                                                                                      Value        Value        Value         Value
                                                      Coupon      Maturity
Medium Term Notes - 0.68%

Medium Term Notes - 0.68%
Norwest Corp.                                            6.550    12/01/06                         253,125     354,375       607,500
Sears Roebuck Acceptance Corp.                           6.150    11/15/05                         501,875     501,875     1,003,750
Smithkline Beecham Corp.                                 6.625    10/01/01                         511,875     511,875     1,023,750
                                                                                     -----------------------------------------------
                                                                                                 1,266,875   1,368,125     2,635,000
                                                                                                                          ----------
Total Medium Term Notes                                                                                                    2,635,000

Temporary Investments - 0.67%

Temporary Investments - 0.67%
Temporary Investment Cash Fund                                                       1,303,929                             1,303,929
Temporary Investment Fund                                                            1,303,929                             1,303,929
                                                                                     -----------------------------------------------
                                                                                     2,607,858                             2,607,858
                                                                                                                          ----------
Total Temporary Investments                                                                                                2,607,858

U.S. Government Agency Obligations - 17.74%

U.S. Government Agency Obligations - 11.41%
FannieMae                                                6.500     01/01/06                        212,415      80,911       293,326
FannieMae                                                7.500     06/01/03                        161,074     161,074       322,148
FannieMae                                                7.000     06/01/04                        338,935     271,573       610,508
FannieMae                                                7.000     06/01/04                        228,368     338,935       567,303
FannieMae                                                5.750     06/15/05                        753,064     753,064     1,506,128
FannieMae                                                6.480     06/28/04                        776,816     517,877     1,294,693
FannieMae                                                7.500     10/01/11                        202,209      67,403       269,612
Federal Home Loan Bank                                   5.375     03/02/01                        999,717     999,717     1,999,434
Federal Home Loan Mortgage Corp.                         8.000     01/01/04                         60,688      30,344        91,032
Federal Home Loan Mortgage Corp.                         7.000     05/01/04                        755,555     543,999     1,299,554
Federal Home Loan Mortgage Corp.                         6.500     06/01/04                        188,944     563,765       752,709
FHLMC Pool #533301                                      10.500     04/01/19             10,072                                10,072
FHLMC Pool #E60891                                       6.500     07/01/10          2,181,296                             2,181,296
FHLMC Pool #G10304                                       6.500     04/01/09            569,913                               569,913
FNCI Pool #400028                                        6.500     02/01/13          2,545,699                             2,545,699
FNCL Pool #313349                                       10.000     09/01/18            764,268                               764,268
FNCL Pool #313644                                        7.000     08/01/27          3,815,258                             3,815,258
FNCL Pool #325602                                        6.500     10/01/10            278,890                               278,890
FNCX Pool #323191                                        6.500     06/01/05          1,026,104                             1,026,104
FNMA Pool #1997-M5 Class C                               6.740     08/25/07          2,054,370                             2,054,370
FNMA Pool #345858                                        6.241     08/01/36          1,015,988                             1,015,988
FNMA Pool #405210                                        7.000     05/01/28          3,503,570                             3,503,570

   Asset           Time        Time       Total   Description
Allocation      Horizon II  Horizon III

   Shares /      Shares /    Shares /    Shares/
    Par           Par         Par         Par
  5,986,299                             5,986,299 FNMA Pool #405307
  3,032,000                             3,032,000 FNMA Pool #437420
     43,670                                43,670 GNMA Pool #146301
  2,708,661                             2,708,661 GNMA Pool #436800
  2,416,539                             2,416,539 GNMA Pool #448913
    521,105                               521,105 GNMA Pool #448958
    934,958                               934,958 GNMA Pool #449104
    137,541                               137,541 GNMA Pool #467788
    151,393                               151,393 GNSF Pool #231236
    140,809                               140,809 GNSF Pool #258039
    186,580                               186,580 GNSF Pool #276635
    182,898                               182,898 GNSF Pool #278853
    693,689                               693,689 GNSF Pool #780330

                                                  U.S. Government Obligations - 1.99%
 17,400,000                            17,400,000 U.S. Treasury Strips
  2,700,000                             2,700,000 U.S. Treasury Strips
  6,150,000                             6,150,000 U.S. Treasury Strips
  1,200,000                             1,200,000 U.S. Treasury Strips

                                                  U.S. Treasury Obligations - 4.34%
                  99,000                   99,000 U.S. Treasury Bill
                  57,000                   57,000 U.S. Treasury Bill
                  34,000                   34,000 U.S. Treasury Bill
                               7,000        7,000 U.S. Treasury Bill
                   5,000      30,000       35,000 U.S. Treasury Bill
                 101,000      77,000      178,000 U.S. Treasury Bill
                 560,000     698,000    1,258,000 U.S. Treasury Bill
                  20,000      11,000       31,000 U.S. Treasury Bill
                   9,000      26,000       35,000 U.S. Treasury Bill
                 123,000      57,000      180,000 U.S. Treasury Bill
                  40,000                   40,000 U.S. Treasury Bill
                  20,000      22,000       42,000 U.S. Treasury Bill
                  12,000      12,000       24,000 U.S. Treasury Bill
               1,205,000   2,069,000    3,274,000 U.S. Treasury Bill
                  90,000      45,000      135,000 U.S. Treasury Bill
                             150,000      150,000 U.S. Treasury Bond
               1,023,000                1,023,000 U.S. Treasury Note
               1,000,000     500,000    1,500,000 U.S. Treasury Note
                 200,000                  200,000 U.S. Treasury Note
Description                                                                            Asset        Time         Time         Total
                                                                                    Allocation   Horizon II   Horizon III

                                                                                      Market       Market       Market        Market
                                                                                      Value        Value        Value         Value
                                                      Coupon      Maturity
FNMA Pool #405307                                        6.500     12/01/27          5,948,885                             5,948,885
FNMA Pool #437420                                        7.000     08/01/28          3,070,847                             3,070,847
GNMA Pool #146301                                       10.000     02/15/16             47,586                                47,586
GNMA Pool #436800                                        8.000     07/15/27          2,825,472                             2,825,472
GNMA Pool #448913                                        8.000     06/15/28          2,520,752                             2,520,752
GNMA Pool #448958                                        8.000     09/15/27            543,578                               543,578
GNMA Pool #449104                                        8.000     06/15/28            975,278                               975,278
GNMA Pool #467788                                        8.000     04/15/28            143,473                               143,473
GNSF Pool #231236                                        9.000     01/15/20            161,706                               161,706
GNSF Pool #258039                                        9.000     01/15/20            150,402                               150,402
GNSF Pool #276635                                        9.000     10/15/19            199,290                               199,290
GNSF Pool #278853                                        9.000     11/15/19            195,358                               195,358
GNSF Pool #780330                                        9.000     12/15/19            741,380                               741,380
                                                                                   ------------------------------------------------
                                                                                   35,289,435   4,677,785   4,328,662    44,295,882
U.S. Government Obligations - 1.99%
U.S. Treasury Strips                                     5.410     02/15/27          3,575,446                             3,575,446
U.S. Treasury Strips                                     5.720     05/15/18            862,582                               862,582
U.S. Treasury Strips                                     5.340     08/15/12          2,818,876                             2,818,876
U.S. Treasury Strips                                     5.660     08/15/14            483,981                               483,981
                                                                                   ------------------------------------------------
                                                                                    7,740,885                             7,740,885
U.S. Treasury Obligations - 4.34%
U.S. Treasury Bill                                       4.150     03/11/99                         98,863                    98,863
U.S. Treasury Bill                                       4.170     03/11/99                         56,921                    56,921
U.S. Treasury Bill                                       4.250     03/11/99                         33,952                    33,952
U.S. Treasury Bill                                       4.250     04/01/99                                      6,973         6,973
U.S. Treasury Bill                                       4.300     04/01/99                          4,980      29,882        34,862
U.S. Treasury Bill                                       4.330     04/01/99                        100,599      76,694       177,293
U.S. Treasury Bill                                       4.345     04/01/99                        557,770     695,220     1,252,990
U.S. Treasury Bill                                       4.360     04/01/99                         19,920      10,956        30,876
U.S. Treasury Bill                                       4.350     04/08/99                          8,957      25,874        34,831
U.S. Treasury Bill                                       4.360     04/08/99                        122,404      56,724       179,128
U.S. Treasury Bill                                       4.370     04/08/99                         39,806                    39,806
U.S. Treasury Bill                                       4.380     04/08/99                         19,903      21,893        41,796
U.S. Treasury Bill                                       4.450     04/08/99                         11,941      11,941        23,882
U.S. Treasury Bill                                       4.470     04/08/99                      1,199,014   2,058,724     3,257,738
U.S. Treasury Bill                                       4.490     04/08/99                         89,551      44,776       134,327
U.S. Treasury Bond                                       7.500     11/15/16                                    177,507       177,507
U.S. Treasury Note                                       6.250     02/15/03                      1,056,920                 1,056,920
U.S. Treasury Note                                       6.250     02/15/07                      1,052,437     526,218     1,578,655
U.S. Treasury Note                                       6.375     03/31/01                        204,689                   204,689

   Asset           Time        Time       Total   Description
Allocation      Horizon II  Horizon III

   Shares /      Shares /    Shares /    Shares/
    Par           Par         Par         Par

               1,225,000   2,050,000    3,275,000 U.S. Treasury Note
                             125,000      125,000 U.S. Treasury Note
                             250,000      250,000 U.S. Treasury Note
               1,225,000                1,225,000 U.S. Treasury Note
                             400,000      400,000 U.S. Treasury Note
                 592,000      25,000      617,000 U.S. Treasury Note
                             175,000      175,000 U.S. Treasury Note
                 750,000     575,000    1,325,000 U.S. Treasury Note
                 650,000                  650,000 U.S. Treasury Note


                                                  Total Investments - 100%

Description                                                                            Asset        Time         Time         Total
                                                                                    Allocation   Horizon II   Horizon III

                                                                                      Market       Market       Market        Market
                                                                                      Value        Value        Value         Value
                                                      Coupon      Maturity
U.S. Treasury Note                                       6.500     05/15/05                      1,297,018   2,170,520     3,467,538
U.S. Treasury Note                                       6.875     05/15/06                                    135,718       135,718
U.S. Treasury Note                                       6.625     05/15/07                                    269,561       269,561
U.S. Treasury Note                                       5.625     05/15/08                      1,248,359                 1,248,359
U.S. Treasury Note                                       6.250     08/15/23                                    422,565       422,565
U.S. Treasury Note                                       6.250     08/31/00                        601,268      25,391       626,659
U.S. Treasury Note                                       6.125     09/30/00                                    177,552       177,552
U.S. Treasury Note                                       6.500     10/15/06                        799,505     612,954     1,412,459
U.S. Treasury Note                                       6.250     10/31/01                        666,566                   666,566
                                                                                  --------------------------------------------------
                                                                                                 9,291,343   7,557,643    16,848,986
                                                                                                                         -----------
Total US Government Agency Obligations                                                                                    68,885,753
                                                                                                                         -----------

Total Investments - 100%                                                                                                 388,348,486

                               Time Horizon Funds
                                  Portfolio 2
                                  Portfolio 3
                         Nations Asset Allocation Fund
         Notes to Pro Forma Combining Financial Statements (unaudited)

1.   Basis of Combination

Time Horizon Funds and Nations Institutional Reserves (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of February 28, 1999 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of March 1,1998. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at February 28, 1999 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Time Horizon Funds Portfolio 2 and Portfolio 3 in exchange for shares of Nations Asset Allocation Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Time Horizon Funds Portfolio 2 and Portfolio 3 for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.   Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Asset Allocation Fund at the time of the Reorganization at the combined level of average net assets for the twelve month period ended February 28, 1999.

               Nations Asset Allocation / Time Horizon Portfolios
            Pro Forma Combining Statement of Net Assets (Unaudited)
                                February 28, 1999

                                           Time Horizon I          Asset            Adjustments         Pro Forma
                                              II & III          Allocation          to Pro Forma         Combined
                                             (in 000's)         (in 000's)           (in 000's)          (in 000's)
                                             ---------           ---------           ---------           ---------
Total Investments                            $ 138,654           $ 287,005           $      --           $ 425,659

Other Assets and Liabilities:
Receivable for investments sold                     --                  --                  --                  --
Payable for investments purchased                   --                  --                  --                  --
Other assets and liabilities, net            ($  2,691)                255                  --              (2,436)
                                             -------------------------------------------------           ---------
Total Other Assets and Liabilities              (2,691)                255                  --              (2,436)
                                             -------------------------------------------------           ---------
Net Assets                                     135,963             287,260                  --             423,223
                                             =================================================           =========
Net Assets by Class:
A Shares (Investor A)                           34,082              72,081                  --             106,163
B Shares (Investor B)                          100,460               5,566                  --             106,026
K Shares (Investor C)                            1,420               1,792                  --               3,212
SFR Shares (Seafirst)                          207,821                  --                  --             207,821
Primary A                                           --                  --                  --                  --
Primary B                                           --                  --                  --                  --
                                             -------------------------------------------------           ---------
                                               135,963             287,260                  --             423,223
                                             -------------------------------------------------           ---------
Shares Outstanding by Class:
A Shares (Investor A)                            2,763               3,203              (1,248)              4,718
B Shares (Investor B)                            8,202                 248              (3,727)              4,723
K Shares (Investor C)                              113                  80                 (50)                143
SFR Shares (Seafirst)                               --              12,217                  --              12,217
Primary A                                           --                  --                  --                  --
Primary B                                           --                  --                  --                  --
                                             -------------------------------------------------           ---------
                                                11,078              15,748              (5,025)             21,801
                                             -------------------------------------------------           ---------
Net Asset Value per Share by Class:
A Shares (Investor A)                        $   12.34           $   22.50           $      --           $   22.50
B Shares (Investor B)                        $   12.25           $   22.45           $      --           $   22.45
K Shares (Investor C)                        $   12.57           $   22.45           $      --           $   22.45
SFR Shares (Seafirst)                              n/a           $   17.01           $      --           $   17.01

               Nations Asset Allocation / Time Horizon Portfolios
             Pro Forma Combining Statement of Operations (Unaudited)
                                February 28, 1999

                                                   Time Horizon I         Asset          Adjustments            Pro Forma
                                                     II & III          Allocation        to Pro Forma            Combined
                                                    (in 000's)         (in 000's)         (in 000's)            (in 000's)
                                                    ----------         ----------        ------------           ----------
INVESTMENT INCOME:
Interest                                             $  4,205           $  7,782           $     --              $ 11,987
Dividends                                            $  1,091              1,978                 --                 3,069
                                                     ----------------------------------------------              --------
Total Investment Income                                 5,296              9,760                 --                15,056
                                                     ----------------------------------------------              --------
EXPENSES:
Investment Advisory                                       568              1,089              1,043(a)              2,700
Administration                                            283                408                266(a)                957
Transfer Agent                                            293                133               (218)(b)               208
Custodian                                                  97                117               (172)(b)                42
Legal and Audit Fees                                      166                 20               (124)(b)                62
Registration & Filing                                      57                 16                 --                    73
Trustees' Fees                                             72                  6                (58)(b)                20
Interest Expense                                           --                 --                 --                    --
Other expenses                                            330                100               (403)(b)                27
                                                     ----------------------------------------------              --------
Subtotal                                                1,866              1,889                334                 4,089
                                                     ----------------------------------------------              --------
Shareholder Servicing and Distribution Fees
A Shares (Investor A)                                      89                170                 --                   259
B Shares (Investor B)                                   1,049                 14                 13(a)              1,076
K Shares (Investor C)                                       8                 15               4(a)                    27
SFR Shares (Seafirst)                                      --                504                 --                   504
Primary A                                                  --                 --                 --                    --
Primary B                                                  --                 --                 --                    --
                                                     ----------------------------------------------              --------
                                                        1,146                703                 17                 1,866
                                                     ----------------------------------------------              --------
Fees waived and/or reimbursed by investment
advisor, administrator and/or distributor                (512)               (28)               (90)(c)              (630)
Total Expenses                                          2,500              2,564                260                 5,324

NET INVESTMENT INCOME                                   2,796              7,196               (260)                9,732
                                                     ----------------------------------------------              --------

NET REALIZED GAIN/(LOSS) ON
INVESTMENTS:                                           18,768             30,046                 --                48,814
                                                     ----------------------------------------------              --------

NET INCREASE/(DECREASE) IN NET ASSETS

RESULTING FROM OPERATIONS:                           $ 21,564           $ 37,242           ($   260)             $ 58,546
                                                     ==============================================              ========

Legend:
(a)  Reflects adjustment to the acquiring fund contractual fee obligation.
(b)  Adjustment reflects expected savings when the two funds become one.
(c) Reflects adjustment to the level of the acquiring fund's voluntary expense reimbursement.
(d) Increase in B shares is a result of Asset Allocation B shares not commencing operations until July 15, 1998.

Note: Organizational costs of merged fund will be assumed by NBAI prior to the merger date. These costs have not been reflected in the proforma financial statements.

See Notes to Pro Forma Financial Statements

               Nations Asset Allocation / Time Horizon Portfolios
             Pro Forma Combining Schedule of Investments (Unaudited)
                                February 28, 1999

  Asset      Time     Time    Time                                                Asset      Time      Time      Time
Allocation Horizon  Horizon  Horizon   Total    Description                    Allocation   Horizon   Horizon   Horizon     Total
              I        II      III                                                             I        II        III
 Shares /  Shares / Shares / Shares / Shares /                                   Market      Market    Market    Market     Market
   Par       Par      Par      Par      Par                                      Value       Value     Value     Value      Value
                                              Common Stock - 51.94%

                                              Aerospace / Defense - 0.79%
                         300     500      800 Alliant Techsystems, Inc.                                23,756     39,594      63,350
                400    1,000   1,400    2,800 Cordant Technologies, Inc.                     15,575    38,937     54,512     109,024
                300      400     900    1,600 Goodrich (B.F.) Co.                            10,237    13,650     30,712      54,599
                500    1,100   1,600    3,200 Sundstrand Corp.                               33,844    74,456    108,300     216,600
    20,100      700    1,000   1,700   23,500 United Technologies Corp.         2,489,887    86,712   123,875    210,587   2,911,061
                                                                               -----------------------------------------------------
                                                                                2,489,887   146,368   274,674    443,705   3,354,634
                                              Airlines - 0.28%
                300      800   1,000    2,100 Alaska Air Group, Inc.                         15,206    40,550     50,687     106,443
                         200     100      300 Comair Holdings, Inc.                                     7,525      3,762      11,287
    11,000      500      600   1,000   13,100 Delta Air Lines, Inc.               668,937    30,406    36,487     60,812     796,642
     3,900      200      300     600    5,000 UAL Corp.                           233,025    11,950    17,925     35,850     298,750
                                                                               -----------------------------------------------------
                                                                                  901,962    57,562   102,487    151,111   1,213,122
                                              Apparel/Textile - 0.31%
                       1,500   2,600    4,100 Burlington Industries, Inc.                               9,281     16,087      25,368
                500    1,200   1,600    3,300 Cintas Corp.                                   35,375    84,900    113,200     233,475
              1,100    2,400   3,500    7,000 Jones Apparel Group, Inc.                      30,731    67,050     97,781     195,562
                         500     900    1,400 Kellwood Co.                                             12,781     23,006      35,787
     8,000      700    1,300   2,100   12,100 Tommy Hilfiger Corp.                552,500    48,344    89,781    145,031     835,656
                                                                               -----------------------------------------------------
                                                                                  552,500   114,450   263,793    395,105   1,325,848
                                              Automotive - 0.88%
    14,600      600      900   1,500   17,600 General Motors Corp.              1,205,412    49,537    74,306    123,844   1,453,099
                600    1,400   1,900    3,900 Arvin Industries, Inc.                         21,750    50,750     68,875     141,375
    26,300    1,000    1,500   2,600   31,400 Ford Motor Co.                    1,559,919    59,312    88,969    154,212   1,862,412
                400      900   1,200    2,500 Harley-Davidson, Inc.                          23,125    52,031     69,375     144,531
              1,200    2,700   4,100    8,000 Meritor Automotive, Inc.                       19,050    42,862     65,087     126,999
                         500     900    1,400 Superior Industries
                                                 International, Inc.               12,375    22,275    34,650
                                                                               -----------------------------------------------------
                                                                                2,765,331   172,774   321,293    503,668   3,763,066
                                              Banks/Savings & Loans - 4.29%
                950    2,125   3,125    6,200 AmSouth Bancorporation                         44,650    99,875    146,875     291,400
                500    1,800   2,700    5,000 Astoria Financial Corp.                        22,656    81,562    122,344     226,562
    27,540    1,400    2,100   3,600   34,640 Banc One Corp.                    1,480,275    75,250   112,875    193,500   1,861,900
    39,600    1,600    2,400   4,000   47,600 Bank of New York Co., Inc.        1,383,525    55,900    83,850    139,750   1,663,025
    43,000    1,600    2,300   4,000   50,900 Chase Manhattan Corp.             3,423,875   127,400   183,137    318,500   4,052,912
              1,100    2,400   3,500    7,000 City National Corp.                            35,475    77,400    112,875     225,750
                         293     556      849 Commerce Bancorp, Inc.                                   13,038     24,742      37,780
                         600   1,000    1,600 Cullen/Frost Bankers, Inc.                               28,387     47,312      75,699
              1,300    2,900   4,200    8,400 Dime Bancorp, Inc.                             32,175    71,775    103,950     207,900
                       1,200   2,000    3,200 FirstFed Financial Corp.                                 20,325     33,875      54,200
    62,700    2,200    3,200   5,600   73,700 Fleet Financial Group, Inc.       2,692,181    94,462   137,400    240,450   3,164,493
                         600   1,100    1,700 HUBCO, Inc.                                              19,687     36,094      55,781
    24,900    1,000    1,400   2,400   29,700 Mellon Bank Corp.                 1,683,862    67,625    94,675    162,300   2,008,462
    16,800      400    1,000   1,700   19,900 National City Corp.               1,173,900    27,950    69,875    118,787   1,390,512
              1,900    4,300   6,100   12,300 North Fork Bancorporation, Inc.                41,800    94,600    134,200     270,600

              1,240    2,695   3,920    7,855 Old Kent Financial Corp.                       54,405   118,243    171,990     344,638
    12,800                             12,800 PNC Bank Corp.                      666,400                                    666,400
                         700   1,400    2,100 Trustmark Corp.                                          14,831     29,662      44,493
    36,000    1,500    2,600   4,400   44,500 Wells Fargo Co.                   1,323,000    55,125    95,550    161,700   1,635,375
                                                                               -----------------------------------------------------
                                                                               13,827,018   734,873 1,417,085  2,298,906  18,277,882

                                              Beverages - 1.35%
    27,800    1,100    1,600   2,700   33,200 Anheuser-Busch Cos., Inc.         2,131,912    84,356   122,700    207,056   2,546,024
                         300     500      800 Canandaigua Brands, Inc.                                 16,012     26,687      42,699
    29,000    1,100    1,600   2,700   34,400 Coca-Cola Co.                     1,854,187    70,331   102,300    172,631   2,199,449
    12,000                             12,000 Coca-Cola Enterprises, Inc.         372,000                                    372,000
                200      400     600    1,200 Coors, (Adolph) Co., Class B                   11,912    23,825     35,737      71,474
    11,000      400      600   1,000   13,000 PepsiCo, Inc.                       413,875    15,050    22,575     37,625     489,125
                                                                               -----------------------------------------------------
                                                                                4,771,974   181,649   287,412    479,736   5,720,771
                                              Building Related/
                                                 Appliance - 0.35%
                         900   1,500    2,400 AptarGroup, Inc.                                         24,637     41,062      65,699
    16,800      600    1,000   1,700   20,100 Centex Corp.                        618,450    22,087    36,812     62,581     739,930
                         400     700    1,100 Hughes Supply, Inc.                                       8,075     14,131      22,206
                       1,100   1,800    2,900 M.D.C. Holdings, Inc.                                    19,594     32,062      51,656
                500    1,800   2,800    5,100 Mohawk Industries, Inc.                        16,250    58,500     91,000     165,750
                         900   1,600    2,500 Ryland Group, Inc.                                       22,950     40,800      63,750
              1,000    2,300   3,200    6,500 Shaw Industries, Inc.                          21,937    50,456     70,200     142,593
                500    1,300   1,900    3,700 Southdown, Inc.                                23,594    61,344     89,656     174,594
                200      500     800    1,500 USG Corp.                                      10,025    25,062     40,100      75,187
                                                                               -----------------------------------------------------
                                                                                  618,450    93,893   307,430    481,592   1,501,365
                                              Chemicals - 0.78%
                900    2,000   2,800    5,700 Crompton & Knowles Corp.                       16,650    37,000     51,800     105,450
                         400     100      500 Cytec Industries, Inc.                                   10,725      2,681      13,406
    13,800      500      800   1,400   16,500 Dow Chemical Co.                  1,357,575    49,187    78,700    137,725   1,623,187
    11,000      500      600   1,100   13,200 Du Pont (E. I.) De Nemours & Co.    564,437    25,656    30,787     56,444     677,324
                500    1,000   1,500    3,000 Ecolab, Inc.                                   19,937    39,875     59,812     119,624
                600    2,200   3,300    6,100 GenCorp, Inc.                                  12,037    44,137     66,206     122,380
       800      200      200     200    1,400 Rohm & Haas Co.                      25,000     6,250     6,250      6,250      43,750
                500    1,100   1,600    3,200 Schulman (A.), Inc.                             8,250    18,150     26,400      52,800
                         600   1,100    1,700 Scotts Co., Class A                                      19,425     35,612      55,037
    18,000    1,900    3,700   5,500   29,100 Solutia, Inc.                       320,625    33,844    65,906     97,969     518,344
                                                                               -----------------------------------------------------
                                                                                2,267,637   171,811   350,955    540,899   3,331,302

                                              Commercial Services - 0.28%
              1,100    2,400   3,500    7,000 ACNielsen Corp.                                28,600    62,400     91,000     182,000
                         500     900    1,400 ADVO, Inc.                                               10,000     18,000      28,000
                300      700   1,000    2,000 Convergys Corp.                                 5,194    12,119     17,312      34,625
    10,900      600      900   1,600   14,000 Fluor Corp.                         383,544    21,112    31,669     56,300     492,625
                400      900   1,100    2,400 Galileo International, Inc.                    20,200    45,450     55,550     121,200
                         700   1,300    2,000 Interim Services, Inc.                                   13,300     24,700      38,000
                         100     200      300 Lason Holdings, Inc.                                      5,419     10,837      16,256
                         600   1,100    1,700 MedQuist, Inc.                                           20,512     37,606      58,118
                         300     500      800 National Data Corp.                                      14,494     24,156      38,650
                         500     900    1,400 Personnel Group of America, Inc.                          6,594     11,869      18,463
                400      800   1,100    2,300 Robert Half International, Inc.                14,400    28,800     39,600      82,800
                         500     800    1,300 Valassis Communications, Inc.                            24,000     38,400      62,400
                                                                               -----------------------------------------------------
                                                                                  383,544    89,506   274,757    425,330   1,173,137

                                              Communications - 1.89%
                900    2,000   3,000    5,900 American Power Conversion Corp.                32,287    71,750    107,625     211,662
    23,900    1,250    1,800   3,025   29,975 Cisco Systems, Inc.               2,337,719   122,266   176,062    295,883   2,931,930
                         500     900    1,400 Level One Communications, Inc.                           16,750     30,150      46,900

    27,100    1,100    1,600   2,600   32,400 Lucent Technologies, Inc.         2,752,344   111,719   162,500    264,062   3,290,625
     4,050                              4,050 Sprint Corp. (PCS Group)            129,094                                    129,094
    14,100      600      900   1,500   17,100 Tellabs, Inc.                     1,128,881    48,037    72,056    120,094   1,369,068
                         800   1,400    2,200 Xircom, Inc.                                             27,200     47,600      74,800
                                                                               -----------------------------------------------------
                                                                                6,348,038   314,309   526,318    865,414   8,054,079
                                              Computer Hardware - 3.20%
    39,100    1,500    2,300   3,900   46,800 Dell Computer Corp.               3,132,887   120,187   184,287    312,487   3,749,848
    35,000    1,900    2,100   3,700   42,700 EMC Corp.                         3,583,125   194,512   214,987    378,787   4,371,411
                         500     800    1,300 Hutchinson Technology, Inc.                              15,562     24,900      40,462
     5,900      200      400     600    7,100 International Business
                                                 Machines Corp.                 1,003,000    34,000    68,000    102,000   1,207,000
                       1,000   1,800    2,800 InterVoice, Inc.                                         10,875     19,575      30,450
                600    1,300   1,800    3,700 Lexmark International Group, Inc.              61,912   134,144    185,737     381,793
                600    1,400   2,000    4,000 NCR Corp.                                      24,562    57,312     81,875     163,749
    18,000      700    1,100   1,700   21,500 Seagate Technology, Inc.            520,875    20,256    31,831     49,194     622,156
    18,400      800    1,000   2,000   22,200 Solectron Corp.                     822,250    35,750    44,687     89,375     992,062
    16,300      600    1,000   1,600   19,500 Sun Microsystems, Inc.            1,586,194    58,387    97,312    155,700   1,897,593
                450      950   1,350    2,750 Symbol Technologies, Inc.                      23,850    50,350     71,550     145,750
                         400     800    1,200 Zebra Technologies Corp., Class A                        10,325     20,650      30,975
                                                                               -----------------------------------------------------
                                                                               10,648,331   573,416   919,672  1,491,830  13,633,249

                                              Computer Services &                                                  Software - 3.40%
                400      800   1,000    2,200 Adobe Systems, Inc.                            16,100    32,200     40,250      88,550
                         300     600      900 Affiliated Computer Services, Inc                        13,875     27,750      41,625
    10,400      400      600   1,000   12,400 America Online, Inc.                924,950    35,575    53,362     88,937   1,102,824
                         600   1,000    1,600 American Management Systems, Inc.                        20,025     33,375      53,400
                300      600     900    1,800 BMC Software, Inc.                             12,262    24,525     36,787      73,574
                700    1,600   2,400    4,700 Cadence Design Systems, Inc.                   16,844    38,500     57,750     113,094
                         800   1,400    2,200 CIBER, Inc.                                              20,100     35,175      55,275
                400      900   1,200    2,500 Citrix Systems, Inc.                           30,850    69,412     92,550     192,812
    10,100      700    1,100   1,800   13,700 Compuware Corp.                     564,969    39,156    61,531    100,687     766,343
                300      700   1,000    2,000 Electronic Arts, Inc.                          11,962    27,912     39,875      79,749
                         600   1,100    1,700 Macromedia, Inc.                                         18,337     33,619      51,956
                         300     500      800 Mercury Interactive Corp.                                19,444     32,406      51,850
    50,900    1,900    2,800   4,900   60,500 Microsoft Corp.                   7,641,362   285,237   420,350    735,612   9,082,561
                         500     800    1,300 National Computer Systems, Inc.                          16,016     25,625      41,641
                750    1,650   2,500    4,900 Network Associates, Inc.                       35,250    77,550    117,500     230,300
    31,400    1,200    1,800   3,000   37,400 Oracle Corp.                      1,754,475    67,050   100,575    167,625   2,089,725
                500    1,100   1,600    3,200 Rational Software Corp.                        14,844    32,656     47,500      95,000
                600    1,300   1,900    3,800 Siebel Systems, Inc.                           26,400    57,200     83,600     167,200
                         600   1,000    1,600 Sterling Software, Inc.                                  15,300     25,500      40,800
                500    1,100   1,600    3,200 Symantec Corp.                                  9,031    19,869     28,900      57,800
                                                                               -----------------------------------------------------
                                                                               10,885,756   600,561 1,138,739  1,851,023  14,476,079
                                              Cosmetics & Toiletries - 1.58%
    22,400    1,100    1,100   2,000   26,600 Avon Products, Inc.                 932,400    45,787    45,787     83,250   1,107,224
     8,600      300      500     900   10,300 Clorox Co.                        1,017,487    35,494    59,156    106,481   1,218,618
              1,100    2,500   3,600    7,200 Dial Corp.                                     32,106    72,969    105,075     210,150
    15,700      600      900   1,600   18,800 Kimberly-Clark Corp.                741,825    28,350    42,525     75,600     888,300
    30,700    1,200    1,800   3,000   36,700 Procter & Gamble Co.              2,747,650   107,400   161,100    268,500   3,284,650
                                                                               -----------------------------------------------------
                                                                                5,439,362   249,137   381,537    638,906   6,708,942
                                              Electrical Equipment - 1.53%
    54,400    2,100    3,100   5,300   64,900 General Electric Co.              5,457,000   210,656   310,969    531,656   6,510,281
                                                                               -----------------------------------------------------
                                                                                5,457,000   210,656   310,969    531,656   6,510,281
                                              Electronic Components - 0.00%
                         200     100      300 Gentex Corp.                                              4,338      2,169       6,507
                                                                               -----------------------------------------------------
                                                                                                        4,338      2,169       6,507

                                              Energy Related - 0.70%
                400      900   1,300    2,600 Allied Waste Industries, Inc.                   7,800    17,550     25,350      50,700
                         800   1,300    2,100 Newfield Exploration Co.                                 13,000     21,125      34,125
                       1,200   2,000    3,200 Offshore Logistics, Inc.                                 10,462     17,437      27,899
    30,400    1,200    1,800   3,000   36,400 PECO Energy Co.                   1,077,300    42,525    63,787    106,312   1,289,924
    26,000    1,200    1,800   3,100   32,100 Reliant Energy, Inc.                697,125    32,175    48,262     83,119     860,681
                500    1,200   1,700    3,400 Tidewater, Inc.                                 9,406    22,575     31,981      63,962
    21,300    1,700    3,200   5,000   31,200 Transocean Offshore, Inc.           439,312    35,062    66,000    103,125     643,499
                                                                               -----------------------------------------------------
                                                                                2,213,737   126,968   241,636    388,449   2,970,790
                                              Entertainment - 1.30%
                         200     400      600 Anchor Gaming, Inc.                                       8,013     16,025      24,038
    29,500    1,200    1,800   3,000   35,500 Carnival Corp.                    1,312,750    53,400    80,100    133,500   1,579,750
                         800   1,500    2,300 Hollywood Entertainment Corp.                            21,950     41,156      63,106
                800    1,200   1,800    3,800 King World Productions, Inc.                   21,150    31,725     47,587     100,462
                       1,200   1,900    3,100 Musicland Stores Corp.                                   14,175     22,444      36,619
                         300     500      800 Polaris Industries, Inc.                                  8,475     14,125      22,600
    48,600    1,700    2,500   4,400   57,200 Time Warner, Inc.                 3,134,700   109,650   161,250    283,800   3,689,400
                                                                               -----------------------------------------------------
                                                                                4,447,450   184,200   325,688    558,637   5,515,975
                                              Financial Services - 2.33%
    10,400      400      500   1,000   12,300 American Express Co.              1,128,400    43,400    54,250    108,500   1,334,550
                         400     800    1,200 AmeriCredit Corp.                                         4,450      8,900      13,350
                         600   1,200    1,800 Ameritrade Holding Corp. Class A                         29,250     58,500      87,750
                         200     400      600 CCB Financial Corp.                                      10,387     20,775      31,162
    19,200      850    1,150   1,950   23,150 Citigroup Inc.                    1,128,000    49,937    67,562    114,562   1,360,061
                         300     400      700 CMAC Investment Corp.                                    12,394     16,525      28,919
                600    1,300   1,800    3,700 Countrywide Credit
                                                  Industries, Inc.                           22,725    49,237     68,175     140,137
                         408     714    1,122 Delphi Financial
                                                 Group, Inc. Class A                                   19,558     34,227      53,785
              1,000    2,300   3,300    6,600 Edwards (A.G.), Inc.                           32,562    74,894    107,456     214,912
    23,400      900    1,300   2,300   27,900 Freddie Mac                       1,377,675    52,987    76,537    135,412   1,642,611
                         700   1,200    1,900 Legg Mason, Inc.                                         19,819     33,975      53,794
    19,600      800    1,100   2,000   23,500 Morgan Stanley Dean
                                                 Witter Discover & Co.          1,773,800    72,400    99,550    181,000   2,126,750
    22,800    1,000    1,450   2,450   27,700 Providian Financial Corp.         2,328,450   102,125   148,081    250,206   2,828,862
                                                                               -----------------------------------------------------
                                                                                7,736,325   376,136   665,969  1,138,213   9,916,643
                                              Food & Related - 0.92%
    23,600    1,200    1,800   3,100   29,700 Conagra, Inc.                       710,950    36,150    54,225     93,387     894,712
                500    1,600   2,500    4,600 Earthgrains Co.                                12,281    39,300     61,406     112,987
                900    1,900   2,800    5,600 Flowers Industries, Inc.                       21,937    46,312     68,250     136,499
    11,800      700    1,000   1,700   15,200 Heinz (H.J.) Co.                    642,362    38,106    54,437     92,544     827,449
              1,000    2,300   3,300    6,600 IBP, Inc.                                      22,500    51,750     74,250     148,500
    20,700      800    1,200   2,100   24,800 Quaker Oats Co.                   1,130,737    43,700    65,550    114,712   1,354,699
              1,000    2,800   4,000    7,800 Ralcorp Holdings, Inc.                         17,812    49,875     71,250     138,937
    10,100                             10,100 Sara Lee Corp.                      274,594                                    274,594
                500    1,100   1,600    3,200 Vlasic Foods International                      6,094    13,406     19,500      39,000
                                                                               -----------------------------------------------------
                                                                                2,758,643   198,580   374,855    595,299   3,927,377
                                              Hospital Management - 0.33%
                         300     600      900 Curative Health Services, Inc.                            3,375      6,750      10,125
                500    1,100   1,600    3,200 Lincare Holdings, Inc.                         17,813    39,187     57,000     114,000
                       1,100   1,900    3,000 Mariner Post Acute Network                                2,406      4,156       6,562
                300      800   1,100    2,200 Omnicare, Inc.                                  7,181    19,150     26,331      52,662
                300      600     900    1,800 PacifiCare Health
                                                 Systems, Inc., Class B                      21,675    43,350     65,025     130,050
                         179     313      492 Priority Healthcare Corp, Class B                         6,970     12,187      19,157
    15,300      600    1,000   1,600   18,500 United Healthcare Corp.             754,481    29,588    49,312     78,900     912,281
                         600   1,000    1,600 Universal Health
                                                 Services, Inc., Class B                               24,375     40,625      65,000
                200      600     600    1,400 Wellpoint Health Networks, Inc.                15,775    47,325     47,325     110,425
                                                                               -----------------------------------------------------
                                                                                  754,481    92,032   235,450    338,299   1,420,262

                                              Hospital Supply - 1.23%
                         600   1,000    1,600 ADAC Laboratories                                        10,725     17,875      28,600
    24,800    1,500    2,700   4,400   33,400 Biomet, Inc.                        909,850    55,031    99,056    161,425   1,225,362
    22,400      900    1,100   1,900   26,300 Guidant Corp.                     1,276,800    51,300    62,700    108,300   1,499,100
                400      800   1,200    2,400 Hillenbrand Industries, Inc.                   16,750    33,500     50,250     100,500
                         800   1,400    2,200 Integrated Health Services, Inc.                          4,750      8,312      13,062
     9,700      300      400     800   11,200 Johnson & Johnson Co.               828,137    25,613    34,150     68,300     956,200
    15,600      400      600     900   17,500 Medtronic, Inc.                   1,101,750    28,250    42,375     63,563   1,235,938
                       1,100   1,900    3,000 Owens & Minor, Inc. Holding Co.                          14,025     24,225      38,250
                         300     600      900 Patterson Dental Co.                                     12,150     24,300      36,450
                         300     600      900 Safeskin Corp.                                            6,975     13,950      20,925
                         500     800    1,300 VISIX, Inc.                                              30,875     49,400      80,275
                                                                               -----------------------------------------------------
                                                                                4,116,537   176,944   351,281    589,900   5,234,662
                                              Insurance - 1.73%
              1,200    2,700   4,000    7,900 Aflac, Inc.                                    52,950   119,137    176,500     348,587
    38,600    1,400    1,900   3,700   45,600 Allstate Corp.                    1,447,500    52,500    71,250    138,750   1,710,000
                500    1,100   1,600    3,200 AMBAC Financial Group, Inc.                    28,000    61,600     89,600     179,200
                         800   1,400    2,200 Capital Re Corp.                                         13,400     23,450      36,850
    37,700    1,500    2,300   3,900   45,400 Conseco, Inc.                     1,128,644    44,906    68,856    116,756   1,359,162
                         300     500      800 Enhance Financial
                                                 Services Group, Inc.                                   7,106     11,844      18,950
    22,400      800    1,200   2,200   26,600 Equitable Cos., Inc.              1,513,400    54,050    81,075    148,638   1,797,163
                         550     890    1,440 Fidelity National Financial, Inc.                        11,000     17,800      28,800
                       1,000   1,700    2,700 First American Financial Corp.                           23,437     39,844      63,281
                         800   1,500    2,300 Fremont General Corp.                                    15,800     29,625      45,425
    25,300    1,000    1,500   2,600   30,400 Hartford Financial
                                                 Services Group, Inc.           1,367,781    54,063    81,094    140,563   1,643,501
                400      900   1,400    2,700 PMI Group, Inc.                                17,250    38,812     60,375     116,437
                                                                               -----------------------------------------------------
                                                                                5,457,325   303,719   592,567    993,745   7,347,356
                                              Machinery - 0.35%
                         600     900    1,500 Applied Power, Inc.                                      14,475     21,713      36,188
                400      900   1,300    2,600 Briggs & Stratton Corp.                        19,525    43,931     63,456     126,912
                         300     500      800 Graco, Inc.                                               6,525     10,875      17,400
    17,200      700    1,000   1,700   20,600 Ingersoll-Rand Co.                  817,000    33,250    47,500     80,750     978,500
                         900   1,400    2,300 JLG Industries, Inc.                                     12,656     19,688      32,344
                         700   1,100    1,800 Manitowoc Co., Inc.                                      25,812     40,563      66,375
                500    1,100   1,600    3,200 McDermott International, Inc.                   9,969    21,931     31,900      63,800
                         500   1,000    1,500 Terex Corp.                                              12,813     25,625      38,438
                500    1,200   1,700    3,400 Trinity Industries, Inc.                       16,469    39,525     55,994     111,988
                                                                               -----------------------------------------------------
                                                                                  817,000    79,213   225,168    350,564   1,471,945
                                              Metal Fabrication - 0.01%
                         700     800    1,500 Intermet Corp.                                            8,750     10,000      18,750
                         100     100      200 Quanex Corp.                                              1,750      1,750       3,500
                                                                               -----------------------------------------------------
                                                                                                       10,500     11,750      22,250
                                              Metals & Mining - 0.37%
     8,000      600      800   1,400   10,800 Alcoa Inc.                          324,000    24,300    32,400     56,700     437,400
                600    1,200   1,700    3,500 Martin Marietta Materials, Inc.                30,788    61,575     87,231     179,594
                         400     800    1,200 Stillwater Mining Co.                                     9,175     18,350      27,525
    31,300    1,300    1,400   2,500   36,500 USX-U.S. Steel Group, Inc.          792,281    32,906    35,438     63,281     923,906
                                                                               -----------------------------------------------------
                                                                                1,116,281    87,994   138,588    225,562   1,568,425
                                              Multi - Industry - 1.05%
    15,700      600      900   1,600   18,800 AlliedSignal, Inc.                  649,588    24,825    37,238     66,200     777,851
                700    1,600   2,400    4,700 Crane Co.                                      19,206    43,900     65,850     128,956
                         900   1,500    2,400 Mascotech, Inc.                                          13,613     22,688      36,301
                500    1,100   1,500    3,100 Pentair, Inc.                                  18,938    41,663     56,813     117,414
    38,700    1,400    2,000   3,400   45,500 Tyco International Ltd.           2,880,731   104,213   148,875    253,088   3,386,907
                                                                               -----------------------------------------------------
                                                                                3,530,319   167,182   285,289    464,639   4,447,429

                                              Office Supplies - 0.03%
                500      800   1,400    2,700 Avery-Dennison Corp.                           26,844    42,950     75,163     144,957
                                                                               -----------------------------------------------------
                                                                                             26,844    42,950     75,163     144,957

                                              Oil (Domestic) - 0.37%
                600    1,200   1,800    3,600 Ashland, Inc.                                  26,700    53,400     80,100     160,200
                         800   1,300    2,100 Cabot Oil & Gas Corp.                                     8,750     14,219      22,969
                         500     900    1,400 Devon Energy Corp.                                       11,719     21,094      32,813
                400      900   1,300    2,600 Murphy Oil Corp.                               13,675    30,769     44,444      88,888
    16,900      600      900   1,500   19,900 Sunoco Inc.                         514,394    18,263    27,394     45,656     605,707
    27,200    1,000    1,600   2,600   32,400 USX - Marathon Group                562,700    20,688    33,100     53,788     670,276
                                                                               -----------------------------------------------------
                                                                                1,077,094    79,326   165,132    259,301   1,580,853
                                              Oil (International) - 1.91%
    18,500      800    1,100   1,400   21,800 Chevron Corp.                     1,422,188    61,500    84,563    107,625   1,675,876
    50,900    2,100    3,000   5,100   61,100 Exxon Corp.                       3,388,031   139,781   199,688    339,469   4,066,969
    23,900    1,000    1,500   2,500   28,900 Mobil Corp.                       1,988,181    83,188   124,781    207,969   2,404,119
                                                                               -----------------------------------------------------
                                                                                6,798,400   284,469   409,032    655,063   8,146,964
                                              Paper & Forest Products - 0.31%
                200      400     600    1,200 American Greetings Corp.                        4,738     9,475     14,213      28,426
    11,500      500      700   1,100   13,800 Fort James Corp.                    343,563    14,938    20,913     32,863     412,277
                800    1,800   2,600    5,200 Georgia Pacific Corp.                          16,300    36,675     52,975     105,950
    23,400    1,500    2,900   4,500   32,300 Owens-Illinois, Inc.                560,138    35,906    69,419    107,719     773,182
                                                                               -----------------------------------------------------
                                                                                  903,701    71,882   136,482    207,770   1,319,835
                                              Pharmaceuticals - 4.90%
    13,300      500      700   1,200   15,700 Allergan, Inc.                    1,083,950    40,750    57,050     97,800   1,279,550
                         700   1,100    1,800 Alpharma, Inc. Class A                                   26,513     41,663      68,176
     2,900      200      200     200    3,500 Bausch & Lomb, Inc.                 174,906    12,063    12,063     12,063     211,095
              1,000    2,200   3,200    6,400 Bergen Brunswig Corp.                          24,438    53,763     78,200     156,401
                         400     800    1,200 Bindley Western Industries, Inc.                         10,525     21,050      31,575
    12,800    1,100    2,000   3,200   19,100 Biogen, Inc.                      1,230,400   105,738   192,250    307,600   1,835,988
    21,100      800    1,200   2,100   25,200 Bristol-Meyers Squibb Co.         2,657,281   100,750   151,125    264,469   3,173,625
    11,300    1,247    2,343   3,527   18,417 Cardinal Health, Inc.               815,719    90,018   169,135    254,605   1,329,477
                         100     100      200 Immunex Corp.                                            14,150     14,150      28,300
    24,400    1,000    1,500   2,500   29,400 Lilly (Eli)& Co.                  2,310,375    94,688   142,031    236,719   2,783,813
                         300     600      900 Medimmune, Inc.                                          16,500     33,000      49,500
    17,000      600    1,000   1,800   20,400 Merck & Co., Inc.                 1,389,750    49,050    81,750    147,150   1,667,700
                700    1,700   2,400    4,800 Mylan Laboratories, Inc.                       19,119    46,431     65,550     131,100
    12,700      500      700   1,200   15,100 Pfizer, Inc.                      1,675,606    65,969    92,356    158,325   1,992,256
                         700   1,300    2,000 Roberts Pharmaceutical Corp.                             15,838     29,413      45,251
    43,000    2,200    3,200   5,600   54,000 Schering-Plough Corp.             2,405,313   123,063   179,000    313,250   3,020,626
    36,200      900    1,300   2,300   40,700 Warner-Lambert Co.                2,500,063    62,156    89,781    158,844   2,810,844
                600    1,600   2,400    4,600 Watson Pharmaceuticals, Inc.                   28,988    77,300    115,950     222,238
                                                                               -----------------------------------------------------
                                                                               16,243,363   816,790 1,427,561  2,349,801  20,837,515
                                              Printing & Publishing - 0.97%
                         200     400      600 Consolidated Graphics, Inc.                              12,150     24,300      36,450
     8,700      400      500     900   10,500 McGraw-Hill Cos., Inc.              952,106    43,775    54,719     98,494   1,149,094
                         300     600      900 Metro Networks, Inc.                                     13,500     27,000      40,500
    11,000      500      800   1,300   13,600 New York Times Co., Class A         341,000    15,500    24,800     40,300     421,600
                300      700   1,000    2,000 Scholastic Corp.                               14,775    34,475     49,250      98,500
    22,500      800    1,200   2,200   26,700 Viacom, Inc., Class B             1,988,437    70,700   106,050    194,425   2,359,612
                         500   1,000    1,500 World Color Press, Inc.                                  12,406     24,813      37,219
                                                                               -----------------------------------------------------
                                                                                3,281,543   144,750   258,100    458,582   4,142,975

                                              Restaurants/Lodging - 0.33%
                800    1,800   2,600    5,200 Bob Evans Farms, Inc.                          17,250    38,813     56,063     112,126
                800    1,800   2,500    5,100 Brinker International, Inc.                    23,150    52,088     72,344     147,582
                         600   1,100    1,700 CEC Entertainment, Inc.                                  18,000     33,000      51,000
                700    1,600   2,300    4,600 Darden Restaurants, Inc.                       15,400    35,200     50,600     101,200
     8,200      300      400     800    9,700 McDonald's Corp.                    697,000    25,500    34,000     68,000     824,500
                347      810   1,087    2,244 Promus Hotel Corp.                             12,210    28,502     38,249      78,961
                         700   1,300    2,000 Ruby Tuesday, Inc.                                       13,038     24,213      37,251
                       1,800   3,100    4,900 Ryan's Family Steak Houses, Inc.                         20,475     35,263      55,738
                                                                               -----------------------------------------------------
                                                                                  697,000    93,510   240,116    377,732   1,408,358
                                              Retail - 3.04%
                500    1,100   1,600    3,200 Abercrombie & Fitch Co., Class A               38,000    83,600    121,600     243,200
                         600     900    1,500 AnnTaylor Stores Corp.                                   22,688     34,031      56,719
                700    1,500   2,200    4,400 Best Buy Co., Inc.                             64,925   139,125    204,050     408,100
                         800   1,400    2,200 Cato Corp. Class A                                        7,600     13,300      20,900
    29,900    1,100    1,750   2,900   35,650 Gap, Inc.                         1,934,156    71,156   113,203    187,594   2,306,109
                400      900   1,300    2,600 Hertz Corp.                                    15,925    35,831     51,756     103,512
    24,000      900    1,300   2,300   28,500 Home Depot, Inc.                  1,432,500    53,719    77,594    137,281   1,701,094
                         400     700    1,100 Linens 'N Things, Inc.                                   14,400     25,200      39,600
    28,600    1,500    1,800   3,100   35,000 Lowe's Cos., Inc.                 1,696,337    88,969   106,763    183,869   2,075,938
              2,300    5,000   7,200   14,500 OfficeMax, Inc.                                17,825    38,750     55,800     112,375
                         400     700    1,100 Pillowtex Corp.                                           9,700     16,975      26,675
                         500     900    1,400 Rent-A-Center, Inc.                                      12,688     22,838      35,526
                700    2,200   3,400    6,300 Ross Stores, Inc.                              32,025   100,650    155,550     288,225
    20,600    1,500    2,500   3,900   28,500 TJX Cos., Inc.                      588,388    42,844    71,406    111,394     814,032
                         200     300      500 United Stationers, Inc.                                   3,663      5,494       9,157
    45,100    1,800    2,500   4,400   53,800 Wal-Mart Stores, Inc.             3,895,513   155,475   215,938    380,050   4,646,976
                         400     700    1,100 Zale Corp.                                               13,250     23,188      36,438
                                                                               -----------------------------------------------------
                                                                                9,546,894   580,863 1,066,849  1,729,970  12,924,576
                                              Retail Food/Drug - 0.57%
    11,700      500      400     900   13,500 Albertson's, Inc.                   666,900    28,500    22,800     51,300     769,500
                         400     600    1,000 Great Atlantic & Pacific
                                                 Tea Co., Inc.                                         12,625     18,938      31,563
                         600   1,100    1,700 Richfood Holdings, Inc.                                  14,250     26,125      40,375
    23,200      800    1,200   2,100   27,300 Safeway, Inc.                     1,339,800    46,200    69,300    121,275   1,576,575
                                                                               -----------------------------------------------------
                                                                                2,006,700    74,700   118,975    217,638   2,418,013
                                              Semi-Conductors/
                                                 Instrumentation - 2.05%
                600    1,200   1,800    3,600 Altera Corp.                                   29,175    58,350     87,525     175,050
                200      800   1,100    2,100 Comverse Technology, Inc.                      14,350    57,400     78,925     150,675
                         400     600    1,000 Electro Scientific
                                                 Industries, Inc.                                      14,625     21,938      36,563
    42,100    1,700    2,500   4,200   50,500 Intel Corp.                       5,049,369   203,894   299,844    503,738   6,056,845
                300    1,100   1,600    3,000 Lattice Semiconductor Corp.                    11,963    43,863     63,800     119,626
              1,000    2,200   3,000    6,200 Linear Technology Corp.                        43,813    96,388    131,438     271,639
                         600   1,000    1,600 Plexus Corp.                                             19,613     32,688      52,301
                200      700   1,300    2,200 PMC-Sierra, Inc.                               14,175    49,613     92,138     155,926
    24,800      900    1,400   2,400   29,500 Rockwell International Corp.      1,102,050    39,994    62,213    106,650   1,310,907
                         400     600    1,000 Sanmina Corp.                                            20,900     31,350      52,250
                         900   1,500    2,400 Vitesse Semiconductors Corp.                             41,344     68,906     110,250
                600    1,200   1,700    3,500 Xilinx, Inc.                                   41,850    83,700    118,575     244,125
                                                                               -----------------------------------------------------
                                                                                6,151,419   399,214   847,853  1,337,671   8,736,157
                                              Tobacco - 0.55%
    49,700    1,900    3,000   5,500   60,100 Philip Morris Cos., Inc.          1,944,513    74,338   117,375    215,188   2,351,414
                                                                               -----------------------------------------------------
                                                                                1,944,513    74,338   117,375    215,188   2,351,414
                                              Transportation - 0.22%
    17,100      700    1,100   2,100   21,000 Burlington Northern Santa Fe Corp   566,438    23,188    36,438     69,563     695,627
                300      600     900    1,800 Kansas City Southern
                                                 Industries, Inc.                            14,025    28,050     42,075      84,150
                         600   1,000    1,600 M.S. Carriers, Inc.                                      16,200     27,000      43,200
                         200              200 Rollins Truck Leasing Corp.                               2,125                  2,125
                         100     100      200 Swift Transportation Co., Inc.                            2,994      2,994       5,988
                400    1,300   2,200    3,900 USFreightways Corp.                            12,750    41,438     70,125     124,313
                                                                               -----------------------------------------------------
                                                                                  566,438    49,963   127,245    211,757     955,403

                                              Utilities - Electric - 0.88%
              1,300    2,900   4,100    8,300 Allegheny Energy, Inc.                         38,594    86,094    121,719     246,407
                600    1,300   1,900    3,800 BEC Energy                                     21,863    47,369     69,231     138,463
                         500     800    1,300 Calpine Corp.                                            16,375     26,200      42,575
                800    1,900   2,700    5,400 CMS Energy Corp.                               33,100    78,613    111,713     223,426
              1,800    4,000   5,800   11,600 Conectiv Inc.                                  38,138    84,750    122,888     245,776
                650    1,450   2,050    4,150 DQE, Inc.                                      24,822    55,372     78,284     158,478
    30,500    1,100    1,700   2,900   36,200 Edison International                777,750    28,050    43,350     73,950     923,100
                800    1,700   2,400    4,900 Energy East Corp.                              42,900    91,163    128,700     262,763
                400      900   1,300    2,600 FirstEnergy Corp.                              11,700    26,325     38,025      76,050
    18,500      700    1,000   1,700   21,900 FPL Group, Inc.                     951,594    36,006    51,438     87,444   1,126,482
                800    1,800   2,500    5,100 NIPSCO Industries, Inc.                        20,750    46,688     64,844     132,282
                900    2,100   3,000    6,000 Public Service Co. of New Mexico               13,837    32,288     46,125      92,250
                         600   1,100    1,700 TNP Enterprises, Inc.                                    17,550     32,175      49,725
                         300     500      800 United Illuminating Co.                                  13,313     22,188      35,501
                                                                               -----------------------------------------------------
                                                                                1,729,344   309,760   690,688  1,023,486   3,753,278
                                              Utilities - Gas &
                                                 Pipeline - 0.40%
    31,400    1,100    1,600   2,800   36,900 Coastal Corp.                     1,004,800    35,200    51,200     89,600   1,180,800
              1,200    2,700   3,900    7,800 El Paso Energy Corp.                           43,725    98,381    142,106     284,212
                         800   1,400    2,200 Energen Corp.                                            11,200     19,600      30,800
                500    1,200   1,800    3,500 NICOR, Inc.                                    19,094    45,825     68,738     133,657
                         200     400      600 Piedmont Natural Gas Co., Inc.                            6,825     13,650      20,475
                         600   1,000    1,600 Southwest Gas Corp.                                      17,250     28,750      46,000
                                                                               -----------------------------------------------------
                                                                                1,004,800    98,019   230,681    362,444   1,695,944

                                              Utilities - Telephone - 4.18%
     5,400    1,100    1,700   3,000   11,200 Ameritech Corp.                     353,025    71,913   111,138    196,125     732,201
    32,600    1,500    2,300   4,000   40,400 AT&T Corp.                        2,677,275   123,188   188,888    328,500   3,317,851
              1,100    1,600   2,800    5,500 Bell Atlantic Corp.                            63,181    91,900    160,825     315,906
    70,600    2,300    3,900   6,300   83,100 BellSouth Corp.                   3,265,250   106,375   180,375    291,375   3,843,375
                700    1,550   2,200    4,450 Century Telephone
                                                  Enterprises, Inc.                          43,225    95,713    135,850     274,788
                400      800   1,100    2,300 Cincinnati Bell, Inc.                           7,900    15,800     21,725      45,425
    26,300      200      400     500   27,400 GTE Corp.                         1,706,213    12,975    25,950     32,438   1,777,576
                         500     900    1,400 Inter-Tel, Inc.                                           8,813     15,863      24,676
    56,424    1,100    1,800   3,100   62,424 MCI Worldcom, Inc.                4,654,980    90,750   148,500    255,750   5,149,980
     8,100      200      300     400    9,000 Sprint Corp.                        695,081    17,163    25,744     34,325     772,313
    23,900      900    1,400   2,300   28,500 U S WEST, Inc.                    1,274,169    47,981    74,638    122,619   1,519,407
                                                                               -----------------------------------------------------
                                                                               14,625,993   584,651   967,459  1,595,395  17,773,498
                                                                                                                         -----------
                                              Total Common Stock                                                         221,083,118

                                              Convertible Preferred Stock - 0.06%

                                              Convertible Preferred Stock - 0.06%
     4,845                     4,845          Sealed Air Corp.                    249,518                                    249,518
                                                                               -----------------------------------------------------
                                                                                  249,518                                    249,518
                                                                                                                             -------
                                              Total Convertible Preferred Stock                                              249,518

  Asset        Time         Time       Time
Allocation   Horizon      Horizon     Horizon      Total     Description
                I            II        III
 Shares /    Shares /     Shares /    Shares /    Shares /
   Par         Par          Par         Par         Par
                                                           Corporate Bonds - 14.29%

                                                           Building Products - 0.60%
 1,350,000                                       1,350,000 Hanson Overseas B.V. Senior Notes
 1,100,000                                       1,100,000 USG Corp. Senior Notes

                                                           Chemicals - 0.35%
 1,500,000                                       1,500,000 Praxair, Inc. Notes

                                                           Computer Hardware - 0.24%
            500,000      500,000                 1,000,000 International Business Machines Corp.

                                                           Containers - 0.25%
 1,050,000                                       1,050,000 Crown Cork & Seal PLC Company Guarenteed Notes

                                                           Financial Services - 6.73%
 1,000,000                                       1,000,000 Associates Corp. of North America Debentures
            525,000      600,000     375,000     1,500,000 Banc One Corp.
 1,400,000                                       1,400,000 Banco Latinoamericano Bank Guarenteed Notes 144A
 1,100,000                                       1,100,000 Bear Stearns Cos., Inc.
            400,000      400,000     400,000     1,200,000 Bear Stearns Cos., Inc.
 1,600,000                                       1,600,000 BHP Finance USA Ltd. Debentures
 1,400,000                                       1,400,000 Capital One Bank Notes
 1,400,000                                       1,400,000 Case Credit Corp. Notes
            500,000      500,000     500,000     1,500,000 Chrysler Financial Corp.
            200,000      200,000     100,000       500,000 Countrywide Home Loan
 2,200,000                                       2,200,000 Finova Capital Corp. Notes
                         250,000                   250,000 General Motors Acceptance Corp.
            250,000      250,000     500,000     1,000,000 General Motors Acceptance Corp.
 1,000,000                                       1,000,000 General Motors Acceptance Corp.
            250,000      250,000     250,000       750,000 Household Finance Corp.
            200,000      200,000     100,000       500,000 Household Netherlands BV
            500,000      500,000     500,000     1,500,000 International Lease Finance Corp.
 1,200,000                                       1,200,000 Lehman Brothers Holdings Co. Senior Notes

                                                                              Asset        Time       Time       Time
                                                                            Allocation    Horizon    Horizon    Horizon      Total
                                                                                             I         II         III
                                                                              Market       Market     Market     Market      Market
Description                                               Coupon   Maturity   Value        Value      Value      Value       Value
Corporate Bonds - 14.29%

Building Products - 0.60%

Hanson Overseas B.V. Senior Notes                          7.375   01/15/03  1,400,625                                     1,400,625
USG Corp. Senior Notes                                     9.250   09/15/01  1,170,125                                     1,170,125
                                                                             -------------------------------------------------------
                                                                             2,570,750                                     2,570,750
Chemicals - 0.35%
Praxair, Inc. Notes                                        6.750   03/01/03  1,501,875                                     1,501,875
                                                                             -------------------------------------------------------
                                                                             1,501,875                                     1,501,875
Computer Hardware - 0.24%
International Business Machines Corp.                      6.375   06/15/00               505,000    505,000               1,010,000
                                                                             -------------------------------------------------------
                                                                                          505,000    505,000               1,010,000
Containers - 0.25%
Crown Cork & Seal PLC Company Guarenteed Notes             6.750   12/15/03  1,050,000                                     1,050,000
                                                                             -------------------------------------------------------
                                                                             1,050,000                                     1,050,000
Financial Services - 6.73%
Associates Corp. of North America Debentures               6.950   11/01/18  1,031,250                                     1,031,250
Banc One Corp.                                             6.375   10/01/02               530,250    606,000    378,750    1,515,000
Banco Latinoamericano Bank Guarenteed Notes 144A           6.590   10/16/01  1,328,250                                     1,328,250
Bear Stearns Cos., Inc.                                    6.150   03/02/04  1,089,777                                     1,089,777
Bear Stearns Cos., Inc.                                    6.750   05/01/01               405,000    405,000    405,000    1,215,000
BHP Finance USA Ltd. Debentures                            6.420   03/01/26  1,588,000                                     1,588,000
Capital One Bank Notes                                     7.000   04/30/01  1,412,250                                     1,412,250
Case Credit Corp. Notes                                    6.125   02/15/03  1,398,250                                     1,398,250
Chrysler Financial Corp.                                   6.950   03/25/02               514,375    514,375    514,375    1,543,125
Countrywide Home Loan                                      7.450   09/16/03               206,250    206,250    103,125      515,625
Finova Capital Corp. Notes                                 6.625   09/15/01  2,227,500                                     2,227,500
General Motors Acceptance Corp.                            5.875   01/22/03                          248,438                 248,438
General Motors Acceptance Corp.                            6.750   02/07/02               255,313    255,313    510,625    1,021,251
General Motors Acceptance Corp.                            5.750   11/10/03    991,250                                       991,250
Household Finance Corp.                                    6.875   03/01/07               255,938    255,938    255,938      767,814
Household Netherlands BV                                   6.125   03/01/03               199,250    199,250     99,625      498,125
International Lease Finance Corp.                          6.875   05/01/01               510,000    510,000    510,000    1,530,000
Lehman Brothers Holdings Co. Senior Notes                  7.200   08/15/09  1,209,000                                     1,209,000

  Asset        Time         Time       Time
Allocation   Horizon      Horizon     Horizon      Total     Description
                I            II        III
 Shares /    Shares /     Shares /    Shares /    Shares /
   Par         Par          Par         Par         Par
            350,000      350,000                   700,000 Merrill Lynch & Co., Inc.
            750,000      250,000                 1,000,000 Morgan Stanley Dean Witter Discover & Co.
 1,200,000                                       1,200,000 Newcourt Credit Group Notes 144A
 1,250,000                                       1,250,000 Paine Webber Group, Inc. Senior Notes
                         275,000                   275,000 Pitney Bowes Credit Corp.
 1,100,000                                       1,100,000 PSEG Capital Corp. Notes 144A
 1,300,000                                       1,300,000 Salomon Smith Barney Holdings, Inc. Notes
                         260,000     260,000       520,000 Transamerica Finance Corp.

                                                           Food & Related - 0.50%
                         325,000     300,000       625,000 Hershey Foods Co.
 1,500,000                                       1,500,000 Nabisco, Inc. Notes

                                                           Funeral Services - 0.25%
 1,100,000                                       1,100,000 Service Corp. International Senior Notes

                                                           Instruments/Controls - 0.27%
 1,200,000                                       1,200,000 Thermo Electron Corp. Notes

                                                           Insurance - 0.60%
 1,000,000                                       1,000,000 AON Corp. Notes
 1,500,000                                       1,500,000 MCN Investment Corp. Notes

                                                           Multi-Industry - 0.36%
            500,000      500,000     500,000     1,500,000 Honeywell, Inc.

                                                           Multi-Media - 0.87%
 1,200,000                                       1,200,000 Cox Radio, Inc. Company Guarenteed Notes
 1,250,000                                       1,250,000 News America Inc. Senior Notes
 1,250,000                                       1,250,000 Time Warner Inc., Pass-Through Certificates 144A

                                                                              Asset        Time       Time       Time
                                                                            Allocation    Horizon    Horizon    Horizon      Total
                                                                                             I         II         III
                                                                              Market       Market     Market     Market      Market
Description                                               Coupon   Maturity   Value        Value      Value      Value       Value
Merrill Lynch & Co., Inc.                                  6.000   01/15/01               351,313    351,313                 702,626
Morgan Stanley Dean Witter Discover & Co.                  8.100   06/24/02               795,000    265,000               1,060,000
Newcourt Credit Group Notes 144A                           6.875   02/16/05  1,177,500                                     1,177,500
Paine Webber Group, Inc. Senior Notes                      7.015   02/10/04  1,270,313                                     1,270,313
Pitney Bowes Credit Corp.                                  5.650   01/15/03                          272,594                 272,594
PSEG Capital Corp. Notes 144A                              6.740   10/23/01  1,116,500                                     1,116,500
Salomon Smith Barney Holdings, Inc. Notes                  6.250   05/15/03  1,293,500                                     1,293,500
Transamerica Finance Corp.                                 6.375   11/15/01                          261,950    261,950      523,900
                                                                             -------------------------------------------------------
                                                                            17,133,340  4,022,689  4,351,421  3,039,388   28,546,838

Food & Related - 0.50%
Hershey Foods Co.                                          6.700   10/01/05                          339,219    313,125      652,344
Nabisco, Inc. Notes                                        6.125   02/01/03  1,455,000                                     1,455,000
                                                                             -------------------------------------------------------
                                                                             1,455,000               339,219    313,125    2,107,344

Funeral Services - 0.25%
Service Corp. International Senior Notes                   6.300   03/15/03  1,080,750                                     1,080,750
                                                                             -------------------------------------------------------
                                                                             1,080,750                                     1,080,750

Instruments/Controls - 0.27%
Thermo Electron Corp. Notes                                7.625   10/30/08  1,149,000                                     1,149,000
                                                                             -------------------------------------------------------
                                                                             1,149,000                                     1,149,000

Insurance - 0.60%
AON Corp. Notes                                            7.400   10/01/02  1,043,750                                     1,043,750
MCN Investment Corp. Notes                                 6.890   01/16/02  1,524,375                                     1,524,375
                                                                             -------------------------------------------------------
                                                                             2,568,125                                     2,568,125

Multi-Industry - 0.36%
Honeywell, Inc.                                            6.750   03/15/02               511,875    511,875    511,875    1,535,625
                                                                             -------------------------------------------------------
                                                                                          511,875    511,875    511,875    1,535,625

Multi-Media - 0.87%
Cox Radio, Inc. Company Guarenteed Notes                   6.250   05/15/03  1,203,000                                     1,203,000
News America Inc. Senior Notes                             6.625   01/09/08  1,259,375                                     1,259,375
Time Warner Inc., Pass-Through Certificates 144A           6.100   12/30/01  1,256,250                                     1,256,250
                                                                             3,718,625                                     3,718,625

  Asset        Time         Time       Time
Allocation   Horizon      Horizon     Horizon      Total     Description
                I            II        III
 Shares /    Shares /     Shares /    Shares /    Shares /
   Par         Par          Par         Par         Par
                                                           Oil & Gas - 0.87%
 1,605,000                                       1,605,000 Coastal Corp. Notes
 1,000,000                                       1,000,000 KN Energy, Inc. Senior Notes
 1,000,000                                       1,000,000 Williams Companies., Inc. Notes

                                                           Paper Products - 0.31%
 1,250,000                                       1,250,000 James River Corp. Debentures

                                                           Retail - 0.43%
 1,200,000                                       1,200,000 Sears Roebuck Acceptance Corp. Notes
            305,000      300,000                   605,000 Wal-Mart Stores, Inc.

                                                           Utilities - Electric - 0.54%
 1,300,000                                       1,300,000 Consumer Energy Co. Bonds, Series B
            265,000      145,000     590,000     1,000,000 Southern California Edison Note

                                                           Utilities - Telephone - 1.12%
            300,000      200,000     250,000       750,000 AT&T Corp.
 1,200,000                                       1,200,000 Cable & Wireless Communications Notes
 1,200,000                                       1,200,000 GTE Corp. Debentures
 1,400,000                                       1,400,000 Worldcom, Inc. Senior Notes


                                                                              Asset        Time       Time       Time
                                                                            Allocation    Horizon    Horizon    Horizon      Total
                                                                                             I         II         III
                                                                              Market       Market     Market     Market      Market
Description                                               Coupon   Maturity   Value        Value      Value      Value       Value
Oil & Gas - 0.87%
Coastal Corp. Notes                                        8.125   09/15/02  1,711,331                                     1,711,331
KN Energy, Inc. Senior Notes                               6.450   03/01/03  1,002,500                                     1,002,500
Williams Companies., Inc. Notes                            6.125   02/01/01  1,000,000                                     1,000,000
                                                                             -------------------------------------------------------
                                                                             3,713,831                                     3,713,831
Paper Products - 0.31%
James River Corp. Debentures                               8.375   11/15/01  1,325,000                                     1,325,000
                                                                             -------------------------------------------------------
                                                                             1,325,000                                     1,325,000
Retail - 0.43%
Sears Roebuck Acceptance Corp. Notes                       6.000   03/20/03  1,192,500                                     1,192,500
Wal-Mart Stores, Inc.                                      7.250   06/01/13               330,544    325,125                 655,669
                                                                             -------------------------------------------------------
                                                                             1,192,500    330,544    325,125               1,848,169
Utilities - Electric - 0.54%
Consumer Energy Co. Bonds, Series B                        6.200   05/01/03  1,290,250                                     1,290,250
Southern California Edison Note                            6.500   06/01/01               268,644    146,994    598,113    1,013,751
                                                                             -------------------------------------------------------
                                                                             1,290,250    268,644    146,994    598,113    2,304,001
Utilities - Telephone - 1.12%
AT&T Corp.                                                 8.625   12/01/31               327,000    218,000    272,500      817,500
Cable & Wireless Communications Notes                      6.375   03/06/03  1,209,000                                     1,209,000
GTE Corp. Debentures                                       9.100   06/01/03  1,333,500                                     1,333,500
Worldcom, Inc. Senior Notes                                6.400   08/15/05  1,417,500                                     1,417,500
                                                                             -------------------------------------------------------
                                                                             3,960,000    327,000    218,000    272,500    4,777,500
                                                                                                                          ----------
Total Corporate Bonds                                                                                                     60,807,433

  Asset        Time         Time       Time
Allocation   Horizon      Horizon     Horizon      Total     Description
                I            II        III
 Shares /    Shares /     Shares /    Shares /    Shares /
   Par         Par          Par         Par         Par
                                                           Asset Backed Securities - 0.31%
            102,053                   81,642       183,695 CPS Auto Grantor Trust, Series 1997-3, Class A1
                         102,053                   102,053 CPS Auto Trust, Series 1997-3, Class A1
            400,000      350,000     250,000     1,000,000 First USA Credit Card Master Trust, Series 1997-6, Class A

                                                           Collateralized Mortgage Obligations - 10.07%
                                                           Collateralized Mortgage Obligations - 10.07%
            175,000      175,000     300,000       650,000 Access Financial Mortgage Loan Trust, Series 1997-3, Class A
 1,000,000                                       1,000,000 AESOP Funding II, Series 1997-1, Class A1,144A
            400,000      300,000     275,000       975,000 American Express Master Trust, Series 1998-1, Class A
 1,750,000                                       1,750,000 Asset Securitization Corp., Series 1997-D5, Class A1C
            308,136      246,509     154,068       708,714 Banc One Auto Grantor Trust, Series 1997-B, Class A
            500,000      500,000     250,000     1,250,000 Chase Credit Card Master Trust, Series 1997-2, Class A
            500,000      500,000     250,000     1,250,000 Chase Manhattan Credit Card Master Trust,  Series 1996-4, Class A
 1,030,773                                       1,030,773 Chevy Chase Auto Receivables Trust, Series 1998-2, Class A
 1,300,000                                       1,300,000 Circuit City Credit Card Master Trust, Series 1995-1, Class A
 1,715,000                                       1,715,000 Commerical Mortgage Acceptance Corp., Series 1998-C1, Class A2
            500,000                                500,000 ContiMortgage Home Equity Loan Trust, Series 1998-1, Class A
 1,800,000                                       1,800,000 Credit Suisse First Boston Mortgage Securities Corp.,
                                                              Series 1998-C1, Class A1B
 1,910,041                                       1,910,041 Criimi Mae CMBS Corp., Series 1998-1, Class A1, 144A+
 1,900,000                                       1,900,000 Donaldson, Lufkin, Jenrette, Commerical Mortgage Corp.,
                                                              Series 1998-CG1, Class A1B
            175,000      175,000     300,000       650,000 EQCC Home Equity Loan Trust, Series 1997-2, Class A
 1,300,000                                       1,300,000 Fingerhut Master Trust, Series 1998-1, Class A
            350,000      350,000     300,000     1,000,000 First Plus Home Improvement Loan Trust, Series 1996-3 Class A

                                                                              Asset        Time       Time       Time
                                                                            Allocation    Horizon    Horizon    Horizon      Total
                                                                                             I         II         III
                                                                              Market       Market     Market     Market      Market
Description                                               Coupon   Maturity   Value        Value      Value      Value       Value
Asset Backed Securities - 0.31%
CPS Auto Grantor Trust, Series 1997-3, Class A1            6.100   12/15/02               102,595                82,076      184,671
CPS Auto Trust, Series 1997-3, Class A1                    6.100   12/15/02                          102,595                 102,595
First USA Credit Card Master Trust,
  Series 1997-6, Class A                                    6.420  03/17/05                407,000    356,125    254,375   1,017,500
                                                                             -------------------------------------------------------
                                                                                           509,595    458,720    336,451   1,304,766
                                                                                                                          ----------
Total Asset Backed Securities                                                                                              1,304,766

Collateralized Mortgage Obligations - 10.07%

Access Financial Mortgage Loan Trust,
  Series 1997-3, Class A                                   6.565   05/18/24               175,390    175,390    300,669      651,449
AESOP Funding II, Series 1997-1, Class A1,144A             6.220   10/20/01  1,005,990                                     1,005,990
American Express Master Trust, Series 1998-1, Class A      5.900   04/15/04               405,602    304,202    278,851      988,655
Asset Securitization Corp., Series 1997-D5, Class A1C      6.750   02/14/41  1,784,300                                     1,784,300
Banc One Auto Grantor Trust, Series 1997-B, Class A        6.290   07/20/04               309,864    247,891    154,932      712,687
Chase Credit Card Master Trust, Series 1997-2, Class A     6.300   04/15/03               505,837    505,837    252,918    1,264,592
Chase Manhattan Credit Card Master Trust,
  Series 1996-4, Class A                                   6.730   02/15/03               501,665    501,665    250,832    1,254,162
Chevy Chase Auto Receivables Trust,
  Series 1998-2, Class A                                   5.910   12/15/04  1,035,516                                     1,035,516
Circuit City Credit Card Master Trust,
  Series 1995-1, Class A                                   6.375   08/15/05  1,311,140                                     1,311,140
Commerical Mortgage Acceptance Corp.,
  Series 1998-C1, Class A2                                 6.490   05/15/08  1,726,653                                     1,726,653
ContiMortgage Home Equity Loan Trust,
  Series 1998-1, Class A                                   6.280   01/15/13               504,878                            504,878
Credit Suisse First Boston Mortgage Securities Corp.,
  Series 1998-C1, Class A1B                                6.480   05/17/08  1,789,191                                     1,789,191
Criimi Mae CMBS Corp., Series 1998-1, Class A1, 144A+      5.697   10/20/01  1,880,794                                     1,880,794
Donaldson, Lufkin, Jenrette, Commerical Mortgage Corp.,
  Series 1998-CG1, Class A1B                               6.410   05/10/08  1,902,290                                     1,902,290
EQCC Home Equity Loan Trust, Series 1997-2, Class A        6.720   02/15/12               177,487    177,487    304,263      659,237
Fingerhut Master Trust, Series 1998-1, Class A             6.070   02/15/05  1,311,863                                     1,311,863
First Plus Home Improvement Loan Trust,
  Series 1996-3 Class A                                    7.600   09/20/14               361,742    361,742    310,065    1,033,549

  Asset        Time         Time       Time
Allocation   Horizon      Horizon     Horizon      Total     Description
                I            II        III
 Shares /    Shares /     Shares /    Shares /    Shares /
   Par         Par          Par         Par         Par
            275,000      250,000     125,000       650,000 First Plus Home Loan Trust, Series 1997-1, Class A6
            500,000                                500,000 First Plus Home Loan Trust, Series 1998-2, Class A
 2,000,000                                       2,000,000 First Union-Lehman Brothers-Bank of America Trust,
                                                              Series 1998-C2, Class A2
 1,600,000                                       1,600,000 General Growth Properties, Series 1, Class A2, 144A+
 2,075,000                                       2,075,000 GMAC Commerical Mortgage Securities, Inc., Series 1997-C2, Class A3
 2,350,000                                       2,350,000 Lehman Brothers Commercial Conduit Mortgage Trust,
                                                              Series 1998-C1, Class A3
   750,000                                         750,000 Mortgage Capital Funding, Inc., Series 1998-MC1, Class A2
 1,850,000                                       1,850,000 Mortgage Capital Funding, Inc., Series 1998-MC2, Class A2
            303,675      227,756     227,756       759,187 Navistar Financial Corp. Owner Trust, Series 1998-1, Class A
            469,530      469,530                   939,060 Nomura Asset Securities Corp., Series 1998-D6, Class A
 2,050,000                                       2,050,000 Nomura Asset Securties Corp., Series 1998-D6, Class A1B
                                     469,530       469,530 Normura Asset Securities Corp., Series 1998-D6,Class A1A
 1,800,000                                       1,800,000 Pemex Corp., Series 144A
            375,000      325,000     300,000     1,000,000 Premier Auto Trust, Series 1998-2,   Class A
            400,000      300,000     275,000       975,000 Sears Credit Acceptance Master Trust, Series 1998-1, Class A
   850,260                                         850,260 UAF Auto Grantor Trust, Series 1998-A, Class A, 144A
50,519,565                                      50,519,565 Vendee Mortgage Trust, Series 1998-1, Class 2,
                                                              Interest Only Obligation
51,871,974                                      51,871,974 Vendee Mortgage Trust, Series 1998-3, Class 10,
                                                              Interest Only Obligation

                                                              Investment Companies - 2.53%
                70,100      125,900     131,800       327,800 T-Rowe Price Foreign Equity
                50,500      145,800     152,600       348,900 T-Rowe Price International Equity Fund

                                                              Total Investment Companies
                                                                              Asset        Time       Time       Time
                                                                            Allocation    Horizon    Horizon    Horizon      Total
                                                                                             I         II         III
                                                                              Market       Market     Market     Market      Market
Description                                               Coupon   Maturity   Value        Value      Value      Value       Value
First Plus Home Loan Trust, Series 1997-1, Class A6        6.950   12/10/15               268,596    244,178    122,089      634,863
First Plus Home Loan Trust, Series 1998-2, Class A         6.230   06/10/10               498,906                            498,906
First Union-Lehman Brothers-Bank of America Trust,
  Series 1998-C2, Class A2                                 6.560   11/18/08  2,022,130                                     2,022,130
General Growth Properties, Series 1, Class A2, 144A+       6.602   11/15/07  1,617,176                                     1,617,176
GMAC Commerical Mortgage Securities, Inc.,
  Series 1997-C2, Class A3                                 6.566   11/15/07  2,100,761                                     2,100,761
Lehman Brothers Commercial Conduit Mortgage Trust,
  Series 1998-C1, Class A3                                 6.480   01/18/08  2,360,986                                     2,360,986
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A2  6.663   01/18/08    754,309                                       754,309
Mortgage Capital Funding, Inc., Series 1998-MC2, Class A2  6.423   05/18/08  1,853,154                                     1,853,154
Navistar Financial Corp. Owner Trust,
  Series 1998-1, Class A                                   5.940   11/15/04               305,709    229,282    229,282      764,273
Nomura Asset Securities Corp., Series 1998-D6, Class A     6.280   03/15/30               472,516    472,516                 945,032
Nomura Asset Securties Corp., Series 1998-D6, Class A1B    6.590   03/17/28  2,054,418                                     2,054,418
Normura Asset Securities Corp., Series 1998-D6,Class A1A   6.280   03/15/30                                     472,516      472,516
Pemex Corp., Series 144A                                   5.720   11/15/02  1,757,250                                     1,757,250
Premier Auto Trust, Series 1998-2,   Class A               5.770   01/06/02               374,434    324,509    299,547      998,490
Sears Credit Acceptance Master Trust,
  Series 1998-1, Class A                                   5.800   08/15/05               397,077    297,807    272,990      967,874
UAF Auto Grantor Trust, Series 1998-A, Class A, 144A       6.100   05/17/04    852,386                                       852,386
Vendee Mortgage Trust, Series 1998-1, Class 2,
  Interest Only Obligation                                 0.455   02/15/28    777,547                                       777,547
Vendee Mortgage Trust, Series 1998-3, Class 10,
  Interest Only Obligation                                 0.317   09/01/28    628,118                                       628,118
                                                                            --------------------------------------------------------
                                                                            30,525,972  5,259,703  3,842,506  3,248,954   42,877,135
                                                                                                                          ----------
Total Collateralized Mortgage Obligations                                                                                 42,877,135

Investment Companies - 2.53%
T-Rowe Price Foreign Equity                                                             1,223,245  2,196,955  2,299,910    5,720,110
T-Rowe Price International Equity Fund                                                    733,765  2,118,474  2,217,278    5,069,517
                                                                            --------------------------------------------------------
                                                                                        1,957,010  4,315,429  4,517,188   10,789,627
                                                                                                                          ----------
Total Investment Companies                                                                                                10,789,627

  Asset        Time         Time       Time
Allocation   Horizon      Horizon     Horizon      Total     Description
                I            II        III
 Shares /    Shares /     Shares /    Shares /    Shares /
   Par         Par          Par         Par         Par
                                                              Medium Term Notes - 0.90%
               175,000      250,000     350,000       775,000 Norwest Corp.
               500,000      500,000     500,000     1,500,000 Sears Roebuck Acceptance Corp.
               500,000      500,000     500,000     1,500,000 Smithkline Beecham Corp.

                                                              Temporary Investments - 0.61%
 1,303,929                                          1,303,929 Temporary Investment Cash Fund
 1,303,929                                          1,303,929 Temporary Investment Fund

                                                              U.S. Government Agency Obligations - 19.29%

                                                              U.S. Government Agency Obligations - 11.35%
               213,885      213,885      81,472       509,242 FannieMae
               157,337      157,337     157,337       472,011 FannieMae
               165,890      331,781     265,841       763,512 FannieMae
                48,335      223,548     331,781       603,663 FannieMae
               750,000      750,000     750,000     2,250,000 FannieMae
               750,000      750,000     500,000     2,000,000 FannieMae
               392,401      196,201      65,400       654,002 FannieMae
             1,200,000    1,000,000   1,000,000     3,200,000 Federal Home Loan Bank

                                                                              Asset        Time       Time       Time
                                                                            Allocation    Horizon    Horizon    Horizon      Total
                                                                                             I         II         III
                                                                              Market       Market     Market     Market      Market
Description                                               Coupon   Maturity   Value        Value      Value      Value       Value
Medium Term Notes - 0.90%
Norwest Corp.                                              6.550   12/01/06               177,188    253,125    354,375      784,688
Sears Roebuck Acceptance Corp.                             6.150   11/15/05               501,875    501,875    501,875    1,505,625
Smithkline Beecham Corp.                                   6.625   10/01/01               511,875    511,875    511,875    1,535,625
                                                                            --------------------------------------------------------
                                                                                        1,190,938  1,266,875  1,368,125    3,825,938
                                                                                                                          ----------
Total Medium Term Notes                                                                                                    3,825,938

Temporary Investments - 0.61%
Temporary Investment Cash Fund                                               1,303,929                                     1,303,929
Temporary Investment Fund                                                    1,303,929                                     1,303,929
                                                                            --------------------------------------------------------
                                                                             2,607,858                                     2,607,858
                                                                                                                          ----------
Total Temporary Investments                                                                                                2,607,858

U.S. Government Agency Obligations - 19.29%

U.S. Government Agency Obligations - 11.35%
FannieMae                                                  6.500   01/01/06               212,415    212,415     80,911      505,741
FannieMae                                                  7.500   06/01/03               161,074    161,074    161,074      483,222
FannieMae                                                  7.000   06/01/04               169,467    338,935    271,573      779,975
FannieMae                                                  7.000   06/01/04                49,377    228,368    338,935      616,680
FannieMae                                                  5.750   06/15/05               753,064    753,064    753,064    2,259,192
FannieMae                                                  6.480   06/28/04               776,816    776,816    517,877    2,071,509
FannieMae                                                  7.500   10/01/11               404,418    202,209     67,403      674,030
Federal Home Loan Bank                                     5.375   03/02/01             1,199,660    999,717    999,717    3,199,094

  Asset        Time         Time       Time
Allocation   Horizon      Horizon     Horizon      Total     Description
                I            II        III
 Shares /    Shares /     Shares /    Shares /    Shares /
   Par         Par          Par         Par         Par
                59,298       59,298      29,649       148,246 Federal Home Loan Mortgage Corp.
               207,344      740,513     533,169     1,481,026 Federal Home Loan Mortgage Corp.
                            186,497     556,461       742,958 Federal Home Loan Mortgage Corp.
     9,180                                              9,180 FHLMC Pool #533301
 2,163,715                                          2,163,715 FHLMC Pool #E60891
   565,319                                            565,319 FHLMC Pool #G10304
 2,527,532                                          2,527,532 FNCI Pool #400028
   705,817                                            705,817 FNCL Pool #313349
 3,766,993                                          3,766,993 FNCL Pool #313644
   276,900                                            276,900 FNCL Pool #325602
 1,012,811                                          1,012,811 FNCX Pool #323191
 2,000,000                                          2,000,000 FNMA Pool #1997-M5 Class C
   996,067                                            996,067 FNMA Pool #345858
 3,459,249                                          3,459,249 FNMA Pool #405210
 5,986,299                                          5,986,299 FNMA Pool #405307
 3,032,000                                          3,032,000 FNMA Pool #437420
    43,670                                             43,670 GNMA Pool #146301
 2,708,661                                          2,708,661 GNMA Pool #436800
 2,416,539                                          2,416,539 GNMA Pool #448913
   521,105                                            521,105 GNMA Pool #448958
   934,958                                            934,958 GNMA Pool #449104
   137,541                                            137,541 GNMA Pool #467788
   151,393                                            151,393 GNSF Pool #231236
   140,809                                            140,809 GNSF Pool #258039
   186,580                                            186,580 GNSF Pool #276635
   182,898                                            182,898 GNSF Pool #278853
   693,689                                            693,689 GNSF Pool #780330

                                                                              Asset        Time       Time       Time
                                                                            Allocation    Horizon    Horizon    Horizon      Total
                                                                                             I         II         III
                                                                              Market       Market     Market     Market      Market
Description                                               Coupon   Maturity   Value        Value      Value      Value       Value
Federal Home Loan Mortgage Corp.                           8.000   01/01/04                60,688     60,688     30,344      151,720
Federal Home Loan Mortgage Corp.                           7.000   05/01/04               211,555    755,555    543,999    1,511,109
Federal Home Loan Mortgage Corp.                           6.500   06/01/04                          188,944    563,765      752,709
FHLMC Pool #533301                                        10.500   04/01/19     10,072                                        10,072
FHLMC Pool #E60891                                         6.500   07/01/10  2,181,296                                     2,181,296
FHLMC Pool #G10304                                         6.500   04/01/09    569,913                                       569,913
FNCI Pool #400028                                          6.500   02/01/13  2,545,699                                     2,545,699
FNCL Pool #313349                                         10.000   09/01/18    764,268                                       764,268
FNCL Pool #313644                                          7.000   08/01/27  3,815,258                                     3,815,258
FNCL Pool #325602                                          6.500   10/01/10    278,890                                       278,890
FNCX Pool #323191                                          6.500   06/01/05  1,026,104                                     1,026,104
FNMA Pool #1997-M5 Class C                                 6.740   08/25/07  2,054,370                                     2,054,370
FNMA Pool #345858                                          6.241   08/01/36  1,015,988                                     1,015,988
FNMA Pool #405210                                          7.000   05/01/28  3,503,570                                     3,503,570
FNMA Pool #405307                                          6.500   12/01/27  5,948,885                                     5,948,885
FNMA Pool #437420                                          7.000   08/01/28  3,070,847                                     3,070,847
GNMA Pool #146301                                         10.000   02/15/16     47,586                                        47,586
GNMA Pool #436800                                          8.000   07/15/27  2,825,472                                     2,825,472
GNMA Pool #448913                                          8.000   06/15/28  2,520,752                                     2,520,752
GNMA Pool #448958                                          8.000   09/15/27    543,578                                       543,578
GNMA Pool #449104                                          8.000   06/15/28    975,278                                       975,278
GNMA Pool #467788                                          8.000   04/15/28    143,473                                       143,473
GNSF Pool #231236                                          9.000   01/15/20    161,706                                       161,706
GNSF Pool #258039                                          9.000   01/15/20    150,402                                       150,402
GNSF Pool #276635                                          9.000   10/15/19    199,290                                       199,290
GNSF Pool #278853                                          9.000   11/15/19    195,358                                       195,358
GNSF Pool #780330                                          9.000   12/15/19    741,380                                       741,380
                                                                            --------------------------------------------------------
                                                                            35,289,435  3,998,534  4,677,785  4,328,662   48,294,416

  Asset        Time         Time       Time
Allocation   Horizon      Horizon     Horizon      Total     Description
                I            II        III
 Shares /    Shares /     Shares /    Shares /    Shares /
   Par         Par          Par         Par         Par
                                                              U.S. Government Obligations - 1.82%
17,400,000                                         17,400,000 U.S. Treasury Strips
 2,700,000                                          2,700,000 U.S. Treasury Strips
 6,150,000                                          6,150,000 U.S. Treasury Strips
 1,200,000                                          1,200,000 U.S. Treasury Strips

                                                              U.S. Treasury Obligations - 6.12%
                             99,000                    99,000 U.S. Treasury Bill
                             57,000                    57,000 U.S. Treasury Bill
                             34,000                    34,000 U.S. Treasury Bill
                                          7,000         7,000 U.S. Treasury Bill
                              5,000      30,000        35,000 U.S. Treasury Bill
                            101,000      77,000       178,000 U.S. Treasury Bill
                            560,000     698,000     1,258,000 U.S. Treasury Bill
                             20,000      11,000        31,000 U.S. Treasury Bill
                              9,000      26,000        35,000 U.S. Treasury Bill
                            123,000      57,000       180,000 U.S. Treasury Bill
                             40,000                    40,000 U.S. Treasury Bill
               101,000       20,000      22,000       143,000 U.S. Treasury Bill
                             12,000      12,000        24,000 U.S. Treasury Bill
             1,809,000    1,205,000   2,069,000     5,083,000 U.S. Treasury Bill
               165,000       90,000      45,000       300,000 U.S. Treasury Bill
                                        150,000       150,000 U.S. Treasury Bond
               500,000                                500,000 U.S. Treasury Note

                                                                              Asset        Time       Time       Time
                                                                            Allocation    Horizon    Horizon    Horizon      Total
                                                                                             I         II         III
                                                                              Market       Market     Market     Market      Market
Description                                               Coupon   Maturity   Value        Value      Value      Value       Value
U.S. Government Obligations - 1.82%
U.S. Treasury Strips                                       5.410   02/15/27  3,575,446                                     3,575,446
U.S. Treasury Strips                                       5.720   05/15/18    862,582                                       862,582
U.S. Treasury Strips                                       5.340   08/15/12  2,818,876                                     2,818,876
U.S. Treasury Strips                                       5.660   08/15/14    483,981                                       483,981
                                                                            --------------------------------------------------------
                                                                             7,740,885                                     7,740,885

U.S. Treasury Obligations - 6.12%
U.S. Treasury Bill                                         4.150   03/11/99                           98,863                  98,863
U.S. Treasury Bill                                         4.170   03/11/99                           56,921                  56,921
U.S. Treasury Bill                                         4.250   03/11/99                           33,952                  33,952
U.S. Treasury Bill                                         4.250   04/01/99                                       6,973        6,973
U.S. Treasury Bill                                         4.300   04/01/99                            4,980     29,882       34,862
U.S. Treasury Bill                                         4.330   04/01/99                          100,599     76,694      177,293
U.S. Treasury Bill                                         4.345   04/01/99                          557,770    695,220    1,252,990
U.S. Treasury Bill                                         4.360   04/01/99                           19,920     10,956       30,876
U.S. Treasury Bill                                         4.350   04/08/99                            8,957     25,874       34,831
U.S. Treasury Bill                                         4.360   04/08/99                          122,404     56,724      179,128
U.S. Treasury Bill                                         4.370   04/08/99                           39,806                  39,806
U.S. Treasury Bill                                         4.380   04/08/99               100,508     19,903     21,893      142,304
U.S. Treasury Bill                                         4.450   04/08/99                           11,941     11,941       23,882
U.S. Treasury Bill                                         4.470   04/08/99             1,800,015  1,199,014  2,058,724    5,057,753
U.S. Treasury Bill                                         4.490   04/08/99               164,177     89,551     44,776      298,504
U.S. Treasury Bond                                         7.500   11/15/16                                     177,507      177,507
U.S. Treasury Note                                         5.250   01/31/01               500,971                            500,971

  Asset        Time         Time       Time
Allocation   Horizon      Horizon     Horizon      Total     Description
                I            II        III
 Shares /    Shares /     Shares /    Shares /    Shares /
   Par         Par          Par         Par         Par
               690,000    1,023,000                 1,713,000 U.S. Treasury Note
             1,000,000    1,000,000     500,000     2,500,000 U.S. Treasury Note
                            200,000                   200,000 U.S. Treasury Note
               750,000                                750,000 U.S. Treasury Note
                          1,225,000   2,050,000     3,275,000 U.S. Treasury Note
                                        125,000       125,000 U.S. Treasury Note
                                        250,000       250,000 U.S. Treasury Note
               425,000    1,225,000                 1,650,000 U.S. Treasury Note
               775,000                                775,000 U.S. Treasury Note
               200,000                                200,000 U.S. Treasury Note
                                        400,000       400,000 U.S. Treasury Note
               902,000      592,000      25,000     1,519,000 U.S. Treasury Note
               965,000                  175,000     1,140,000 U.S. Treasury Note
               600,000      750,000     575,000     1,925,000 U.S. Treasury Note
                            650,000                   650,000 U.S. Treasury Note
               200,000                                200,000 U.S. Treasury Note

                                                              Total US Government Agency Obligations

                                                              Total Investments - 100%
                                                                              Asset        Time       Time       Time
                                                                            Allocation    Horizon    Horizon    Horizon      Total
                                                                                             I         II         III
                                                                              Market       Market     Market     Market      Market
Description                                               Coupon   Maturity   Value        Value      Value      Value       Value
U.S. Treasury Note                                         6.250   02/15/03               712,879  1,056,920               1,769,799
U.S. Treasury Note                                         6.250   02/15/07             1,052,437  1,052,437    526,218    2,631,092
U.S. Treasury Note                                         6.375   03/31/01                          204,689                 204,689
U.S. Treasury Note                                         6.375   05/15/99               752,553                            752,553
U.S. Treasury Note                                         6.500   05/15/05                        1,297,018  2,170,520    3,467,538
U.S. Treasury Note                                         6.875   05/15/06                                     135,718      135,718
U.S. Treasury Note                                         6.625   05/15/07                                     269,561      269,561
U.S. Treasury Note                                         5.625   05/15/08               433,104  1,248,359               1,681,463
U.S. Treasury Note                                         6.750   05/31/99               778,715                            778,715
U.S. Treasury Note                                         6.625   06/30/01               206,259                            206,259
U.S. Treasury Note                                         6.250   08/15/23                                     422,565      422,565
U.S. Treasury Note                                         6.250   08/31/00               916,122    601,268     25,391    1,542,781
U.S. Treasury Note                                         6.125   09/30/00               979,072               177,552    1,156,624
U.S. Treasury Note                                         6.500   10/15/06               639,604    799,505    612,954    2,052,063
U.S. Treasury Note                                         6.250   10/31/01                          666,566                 666,566
U.S. Treasury Note                                         5.875   11/15/99               201,350                            201,350
                                                                            --------------------------------------------------------
                                                                                        9,237,766  9,291,343  7,557,643   26,086,752
                                                                                                                          ----------
Total US Government Agency Obligations                                                                                    82,122,053
                                                                                                                          ----------

Total Investments - 100%                                                                                                 425,659,446

                               Time Horizon Funds
                                   Portfolio 1
                                   Portfolio 2
                                   Portfolio 3
                          Nations Asset Allocation Fund
          Notes to Pro Forma Combining Financial Statements (unaudited)


1.   Basis of Combination

Time Horizon Funds and Nations Institutional Reserves (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of February 28, 1999 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of March 1,1998. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at February 28, 1999 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Time Horizon Funds Portfolio 1, Portfolio 2 and Portfolio 3 in exchange for shares of Nations Asset Allocation Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Time Horizon Funds Portfolio 1, Portfolio 2 and Portfolio 3 for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.   Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the combined fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined fund based on the contractual rates expected to be in effect for the Nations Asset Allocation Fund at the time of the Reorganization at the combined level of average net assets for the twelve month period ended February 28, 1999.

                         Nations Institutional Reserves

                               File Nos. 333-78977

Exhibit Number                                         Description
--------------                                         -----------
Exh.-99.17                                             Form of Proxy Ballot